Q1 2012

Columbia Acorn Family of Funds

Class Z Shares

Managed by Columbia Wanger Asset Management, LLC

First Quarter Report

March 31, 2012

■  Columbia
Acorn® Fund

■  Columbia
Acorn International®

■  Columbia
Acorn USA®

■  Columbia
Acorn International SelectSM

■  Columbia
Acorn SelectSM

■  Columbia
Thermostat FundSM

■  Columbia
Acorn Emerging Markets FundSM

■  Columbia
Acorn European FundSM

Not FDIC insured • No bank guarantee • May lose value

You are Invited to the 2012 Columbia Acorn Funds Shareholder Information Meeting

Save the Date!

We will be hosting our annual shareholder information meeting on September 19, 2012, in Chicago. The meeting will feature presentations by Columbia Acorn Fund's lead portfolio manager Chuck McQuaid and other members of Columbia Wanger Asset Management's investment team.

Meeting Location*

Offices of Drinker Biddle & Reath LLP
191 North Wacker Drive, Suite 3700
Chicago, Illinois.

Meeting Date & Time

Wednesday, September 19, 2012
12:00 p.m. CST

A buffet lunch will be served beginning at 11:30 a.m.

If you plan to attend, please RSVP by September 14 by calling (800) 922-6769.

Webcast Replay Available in October

For our many shareholders who are not able to attend the meeting, we will again provide a webcast replay of the event that can be accessed from our website, www.columbiamanagement.com, throughout the month of October.

If you have any questions about this event or any of your investments in our Columbia Acorn Funds, please call (800) 922-6769 to speak to a Columbia Acorn Funds shareholder representative.

*Up-to-date information on the Wacker Drive construction project can be found at www.wackerdrive.org. The meeting location is easily accessed via its Wacker Drive entrance but road repairs have closed other blocks of Wacker Drive.

The views expressed in the "Squirrel Chatter II" and "In a Nutshell" commentaries reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective authors disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

Acorn®, Acorn USA® and Acorn International® are service marks owned and registered by Columbia Acorn Trust. ColumbiaSM, Columbia Management®, and the Columbia Management Logo® are service marks owned and/or registered by Ameriprise Financial, Inc.

Columbia Acorn Family of Funds

Table of Contents

Performance At A Glance	2
Descriptions of Indexes	3
Squirrel Chatter II: Genetic Science	4
Columbia Acorn Fund
In a Nutshell	8
At a Glance	9
Major Portfolio Changes	24
Statement of Investments	26
Columbia Acorn International
In a Nutshell	10
At a Glance	11
Major Portfolio Changes	40
Statement of Investments	42
Portfolio Diversification	51
Columbia Acorn USA
In a Nutshell	12
At a Glance	13
Major Portfolio Changes	52
Statement of Investments	53
Columbia Acorn International Select
In a Nutshell	14
At a Glance	15
Major Portfolio Changes	60
Statement of Investments	61
Portfolio Diversification	66
Columbia Acorn Select
In a Nutshell	16
At a Glance	17
Major Portfolio Changes	67
Statement of Investments	68
Columbia Thermostat Fund
In a Nutshell	18
At a Glance	19
Statement of Investments	73
Columbia Acorn Emerging Markets Fund
In a Nutshell	20
At a Glance	21
Major Portfolio Changes	75
Statement of Investments	77
Portfolio Diversification	81
Columbia Acorn European Fund
In a Nutshell	22
At a Glance	23
Major Portfolio Changes	82
Statement of Investments	83
Portfolio Diversification	87
Columbia Acorn Family of Funds
Columbia Acorn Family of Funds Information	88

1

Columbia Acorn Family of Funds

Performance At A Glance Class Z Average Annual Total Returns through 3/31/12

	NAV on 3/31/12	1st quarter*	1 year	5 years	10 years	Life of Fund
Columbia Acorn Fund (ACRNX) (6/10/70)	$31.83	15.49%	4.26%	4.18%	9.28%	14.80%
Russell 2500 Index		12.99%	1.33%	3.03%	7.49%	NA
S&P 500 Index**		12.59%	8.54%	2.01%	4.12%	10.68%
Lipper Mid-Cap Growth Funds Index		14.99%	1.19%	4.83%	6.25%	NA
Columbia Acorn International (ACINX) (9/23/92)	$39.48	15.07%	-2.38%	1.96%	11.56%	11.28%
S&P Global Ex-U.S. Between $500M and $5B Index		13.97%	-7.10%	0.71%	11.92%	8.52%
S&P Global Ex-U.S. SmallCap Index		14.86%	-7.91%	-0.73%	11.19%	7.77%
Lipper International Small/Mid Growth Funds Index		14.60%	-2.84%	-0.11%	10.18%	NA
Columbia Acorn USA (AUSAX) (9/4/96)	$31.40	16.38%	2.88%	3.21%	7.29%	10.40%
Russell 2000 Index		12.44%	-0.18%	2.13%	6.45%	7.44%
Russell 2500 Index		12.99%	1.33%	3.03%	7.49%	9.06%
Lipper Small-Cap Growth Funds Index		14.16%	1.35%	3.16%	5.19%	6.02%
Columbia Acorn Int'l Select (ACFFX) (11/23/98)	$27.24	11.37%	-2.06%	1.77%	10.74%	9.37%
S&P Developed Ex-U.S. Between $2B and $10B Index		11.98%	-6.61%	-1.92%	9.20%	7.25%
MSCI EAFE Index		10.86%	-5.77%	-3.51%	5.70%	3.38%
Lipper International Small/Mid Growth Funds Index		14.60%	-2.84%	-0.11%	10.18%	10.09%
Columbia Acorn Select (ACTWX) (11/23/98)	$27.80	17.70%	-2.52%	0.84%	7.87%	9.92%
S&P MidCap 400 Index		13.50%	1.98%	4.78%	7.70%	9.44%
S&P 500 Index**		12.59%	8.54%	2.01%	4.12%	3.29%
Lipper Mid-Cap Growth Funds Index		14.99%	1.19%	4.83%	6.25%	6.56%
Columbia Thermostat Fund (COTZX) (9/25/02)†	$13.72	8.29%	10.09%	5.40%	—	8.21%
S&P 500 Index		12.59%	8.54%	2.01%	—	8.00%
Barclays U.S. Aggregate Bond Index		0.30%	7.71%	6.25%	—	5.22%
Lipper Flexible Portfolio Funds Index		8.90%	2.88%	3.42%	—	7.88%
50/50 Blended Benchmark		6.33%	8.51%	4.59%	—	6.94%
Columbia Acorn Emerging Markets Fund (CEFZX) (8/19/11)	$10.95	18.00%	—	—	—	9.50%*
S&P Emerging Markets Between $500M and $5B Index		18.46%	—	—	—	2.52%*
MSCI Emering Markets Small Cap Index		16.63%	—	—	—	-2.79%*
Lipper Emerging Markets Index		14.55%	—	—	—	6.75%*
Columbia Acorn European Fund (CAEZX) (8/19/11)	$11.11	17.69%	—	—	—	12.07%*
S&P Europe Between $500M and $5B Index		17.80%	—	—	—	9.35%*
HSBC Smaller European Companies Index		17.44%	—	—	—	6.24%*
Lipper European Region Index		13.97%	—	—	—	12.56%*

*Not annualized.

**Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager (Columbia Wanger Asset Management, LLC ("CWAM")) and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end updates.

Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC). If they were included, returns would have been lower. Class Z shares are sold only at NAV with no distribution and service (Rule 12b-1) fees. Only eligible investors may purchase Class Z shares of the Funds, directly or by exchange. Please see each Fund's prospectus for eligibility and other details. Class Z shares have limited eligibility and the investment minimum requirement may vary.

Annual operating expense ratios are stated as of each Fund's prospectus dated May 1, 2011, and differences in expense ratios disclosed elsewhere in this report may result from including fee waivers and expense reimbursements as well as different time periods used in calculating the ratios for Class Z shares. Columbia Acorn Fund: 0.76%. Columbia Acorn International: 0.98%. Columbia Acorn USA: 1.01%. Columbia Acorn International Select: 1.16%. Columbia Acorn Select: 0.97%. Columbia Thermostat Fund has a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2012; expense ratios without and with the contractual waiver/reimbursement, including fees and expenses associated with the Fund's investments in other investment companies (underlying funds), are 1.16% and 1.04%, respectively. Columbia Acorn Emerging Markets Fund has a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2013; expense ratios without and with the contractual waiver/reimbursement are 1.58%. Columbia Acorn European Fund has a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2013; expense ratios without and with the contractual waiver/reimbursement are 1.51% and 1.50%, respectively. See Page 88 for more information about the Funds' fees and expenses.

†A "fund of funds" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager.

All results shown assume reinvestment of distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. Unlike mutual funds, indexes are not actively managed and do not incur fees or expenses. It is not possible to invest directly in an index.

2

Columbia Acorn Family of Funds

Descriptions of Indexes Included in this Report

•  50/50 Blended Benchmark, established by the Fund's investment manager, is an equally weighted custom composite of Columbia Thermostat Fund's primary equity and primary debt benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

•  Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

•  HSBC Smaller European Companies (inc UK) Index is a weighted combination of two indexes: the HSBC Smaller Europe (ex UK) Index and the HSBC Smaller UK Index. The index is rebalanced on a quarterly basis.

•  Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. Lipper Mid-Cap Growth Funds Index, 30 largest mid-cap growth funds, including Columbia Acorn Fund and Columbia Acorn Select; Lipper International Small/Mid Growth Funds Index, 10 largest non-U.S. small/mid growth funds, including Columbia Acorn International; Lipper Small-Cap Growth Funds Index, 30 largest small-cap growth funds, including Columbia Acorn USA; Lipper Flexible Portfolio Funds Index, an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Lipper Emerging Markets Index, 30 largest emerging markets funds; Lipper European Region Index, 10 largest European funds.

•  MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The returns of the MSCI EAFE Index (Net) are presented net of the withholding tax rate applicable to foreign non-resident institutional investors in the foreign companies included in the index who do not benefit from double taxation treaties.

•  MSCI Emerging Markets Small Cap Index, a widely recognized international benchmark, is a free float-adjusted market capitalization index that is designed to measure small-cap emerging market equity performance. The MSCI Emerging Markets Small Cap Index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

•  Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

•  Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

•  Standard & Poor's (S&P) MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

•  S&P Developed Ex-U.S. Between $2B and $10B Index is a subset of the broad market selected by the index sponsor representing the mid-cap developed market, excluding the United States.

•  S&P Emerging Markets Between $500M and $5B Index represents the institutionally investable capital of emerging market countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  S&P Europe Between $500M and $5B Index represents the institutionally investable capital of European countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 17 developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

•  S&P Global Ex-U.S. SmallCap Index consists of the bottom 20% of institutionally investable capital of developed and emerging countries, excluding the United States.

•  S&P Global Ex-U.S. Between $500M and $5B Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

3

Squirrel Chatter II: Genetic Science

Genetic theory began with Gregor Mendel, a friar who in the middle 19th century meticulously bred different types of peas and tracked traits of offspring. He discovered recessive genes, which are carried by one generation but expressed in the next if both parents have that gene. Human genetic studies began a few decades later. In 1872, Huntington's disease was the first genetic disease identified by scientific research.1

Humans normally have 23 pairs of chromosomes, with half of each pair inherited from each parent. The chromosomes combined consist of over 20,000 genes. These genes ultimately consist of over 3 billion units of four different nitrogenous bases, labeled by their first letters: A, G, C and T.2

DNA, the double helix structure of bases assembled into genes, was discovered by James Watson and Francis Crick in 1953. Various genes were identified over the next several decades. The Human Genome Project, an effort to sequence and identify all genes and bases in human DNA, started in 1990. After $2.7 billion of expenditures over 13 years, a composite genome from three people was specified.3

Gene Sequencing

Kevin Davies' book, The $1,000 Genome, discusses the incredible progress made in gene sequencing technology. First generation sequencing used bacteria to purify and grow DNA fragments utilizing equipment made by Applied Biosystems, which dominated the market for 15 years.4 Hundreds of machines labored for years to complete the Human Genome Project sequencing, at a direct cost of tens of millions of dollars.5

A company called 454 Life Sciences, later acquired by Roche, developed a second generation sequencer. Utilizing a semiconductor chip with thousands of wells, DNA fragments were sequenced in parallel via real-time image processing. First shipped in 2005, the $500,000 machines then sold as fast as they could be built. James Watson's genome was sequenced in 2007 at a cost of $1 million.6

In 2006, Solexa shipped a sequencing machine that also sequenced in parallel, but had throughput and cost advantages. Illumina bought Solexa later that year. By 2007, the equipment could sequence a human's DNA at a cost of $100,000.7 Illumina subsequently created faster and more accurate machines. In early 2010, it pushed the cost of human genome sequencing down to $10,000.8 Service company Knome currently offers full genome sequencing via Illumina equipment, plus interpretation of results, for $4,998.9 Roche recently attempted to acquire Illumina.10

Third generation machines, often utilizing nanotechnology as well as parallel sequencing and faster data processing chips, should cut the cost of sequencing a human genome to well below $1,000, Davies notes.11 Pacific Biosciences of California claimed a potential 30,000-fold speed increase via sequencing in real time as DNA is replicated.12 Another company, Oxford Nanopore, was working on sequencing via measurement of electric current passing through bases.13 Ion Torrent Systems measures the pH of bases streaming through pores.14

Davies calculated that the cost of DNA sequencing fell 50% a year through 2005, and then by an amazing 90% a year due to a series of disruptive technologies.15 He does not predict when a hand-held "Star Trek Medical Tricorder," capable of reading the DNA of a patient and his disease and then prescribing personalized medicine, will be available, but the world seems headed in that direction.

Personal Genomic Services

It doesn't take a full genome sequence to determine genetic characteristics such as ancestry and possible risks of disease. In November 2007, deCODEme and 23andMe launched competing $1,000 services. Processing cheek swab or saliva DNA on equipment utilizing specialized chips, they sampled up to 600,000 bases, 0.02% of the total, and looked for differences in bases between people, called single nucleotide polymorphisms (SNPs).16 By correlating SNPs with known ancestry and disease databases, the companies provided statistical probabilities to clients based on their DNA samples.

Since 2007, deCODEme has had financial problems; it currently offers the service for $1,100, including updates.17

4

23andMe currently charges $207 for an initial sampling and a one-year subscription for updates. According to its website, 23andMe provides probabilities for 118 diseases, shows likely responses to 20 drugs, and determines whether clients' children could be at risk for any of 44 inherited diseases.18 Navigenics has also entered the market and provides genetic counseling as well as data.

The personal genomic services companies update disease probabilities as additional data is analyzed. Probabilities can and do change, sometimes drastically, as new correlations and additional SNPs are incorporated into a person's profile. It's somewhat disconcerting that, according to Davies, Navigenics and 23andMe disagree qualitatively on one-third of diseases.19

As more of the population gets increasingly more genes sequenced, more data becomes available and the relationships between genes, health and responses to drugs become better known. Full genome sequencing will likely show an average of three million SNPs per person,20 creating an enormous data management problem as well as new understandings of relationships between genes and diseases.

Limits to Predicting Diseases

Recent research published in Science Translational Medicine titled, "The Predictive Capacity of Personal Genome Sequencing,"21 ingeniously addressed the theoretical potential for genes to predict common diseases. The underlying question was, of course, what are the odds of someone with a specific genome getting a specific disease? According to the study, the answer can be determined by studying pairs of people with nearly identical genomes: identical twins. By comparing histories of 24 common diseases among identical twins versus fraternal twins, genetic determination of diseases were inferred.

The study concluded that for 19 of the 24 diseases a negative test score (below average risk) will hardly be reassuring because the odds of getting the disease will still be substantial, at 50% to 80% of the general population's odds. Over half of the ultimate victims of 12 diseases would have tested at below average risk, receiving a false sense of security. However, there was one disease category tested in the study, Alzheimer's disease, in which a negative test result might indicate as little as a 12% relative risk of disease compared to the general population.

Those testing positive for Alzheimer's, type 1 diabetes, male coronary heart disease and thyroid autoimmunity could account for over 75% of the patients developing the diseases. The study suggested that the utility of genetic tests will depend on the results of the individual tested, and cautions against complacency and unwise lifestyle choices for those testing negative.

I agree that some subscribers to personal genetics services could obtain valuable results. If, for example, someone learned that his probability of developing glaucoma was much higher than the 4% probability for the average person, the subscriber would more likely get regular glaucoma testing. This is of some value, assuming the stated odds are indeed properly calibrated, which may take years to confirm.

Inherited Diseases

Some inherited diseases, including cystic fibrosis, Tay-Sachs disease and sickle cell anemia, occur only when single defective genes are inherited from each parent. Other single gene diseases, such as Huntington's, are inherited with 50% odds of getting the gene and disease if just one parent is afflicted.

Dozens of rare genetic diseases affect newborns, many of which can be addressed by diet or vitamins.22 Quick diagnosis is often crucial as permanent damage can occur otherwise. As of March 2010, newborns were tested for 29 genetic diseases in most states.23

Sometimes only a tendency to contract a disease is inherited. One version of a specific gene mutation implies a 65% to 85% lifetime probability of a woman developing breast cancer, while another version implies a 45% to 85% probability.24 However, only 5% to 10% of breast cancer patients have those genes.25 Others get the disease with no apparent genetic correlation. Having those genes is a cause for concern, but not having them should not provide a lot of comfort.

Personalized Medicine

In 2003, Allen Roses, vice-president of genetics for GlaxoSmithKline, shocked consumers by stating that more than 90% of drugs work in just 30% to 50% of people.26

5

Roses was pushing the drug industry to pursue genetic testing rather than trial and error to determine which drugs work for a specific individual. Matt Ridley, in the 2006 version of his book, Genome, stated, "genetic diagnosis followed by conventional cure is probably the genome's greatest boon to medicine."27

Indeed, the lung cancer drug Iressa was approved in 2003 and creates a "miraculous response" in the 10% of patients with a specific genetic mutation of the disease. Herceptin was approved in 2006 to target the 25% of breast cancer patients who are afflicted with a specific genetic version of that disease. Likewise, targeted cancer drugs such as Avastin, Tarceva and Erbitux, are prescribed after genetic testing.28

On January 31, 2012, Kalydeco was approved to treat 1,200 cystic fibrosis patients, 4% of the total, who have a specific gene defect. It is the first drug to treat the defect rather than the symptoms of the disease, and has been termed "transformational" for those who can use it.29 The Cystic Fibrosis Foundation spurred development of the drug by helping to fund the development effort, and aided the process by creating a registry that includes the genetic characteristics of the disease for 90% of American patients.

Some drugs appear to work for most people, but have widely varying optimal dosages. Variations in genes largely determine how quickly people metabolize drugs.30 "Unanticipated drug responses are estimated to result in two million hospitalizations and 100,000 deaths in the United States each year," writes Nicholas Gillham in his book, Genes, Chromosomes, and Disease.31

In the case of blood thinner warfarin (brand name Coumadin), patients exhibit a tenfold range in ability to metabolize the drug.32 Too little of it can result in a stroke, but too much can cause bleeding and hemorrhaging.33 The FDA now provides dosage information on the drug's label based on variants of two genes.34 About 10% of labels for FDA-approved drugs now have pharmacogenomics information.35

Investment Implications

Genetic science is rapidly advancing and will likely revolutionize many aspects of medical care. It is starting to be helpful in predicting susceptibility to common diseases, but will likely be more valuable in identifying risks of inherited diseases and in determining appropriate drug usage and dosage. Given the complexity of the subject, there will likely be increasing demands for genetic counselors.

There exists uncertainty regarding how the FDA and others will regulate genetic tests, as well as the extent to which genetic discoveries will be patentable. On the investment front, we have looked for and invested in opportunities created by genetic science. We've focused on a number of biotechnology and drug companies addressing personalized medicine and niche orphan diseases and we will continue to look for additional opportunities.

Charles P. McQuaid

President and Chief Investment Officer
Columbia Wanger Asset Management, LLC

The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. The views/opinions expressed in "Squirrel Chatter II" are those of the author and not of the Columbia Acorn Trust Board, are subject to change at any time based upon economic, market or other conditions, may differ from views expressed by other Columbia Management associates and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund.

1  Gillham, Nicholas Wright, Genes, Chromosomes, and Disease, (Upper Saddle River, New Jersey, FT Press Science 2011) p. 5.

2  Davies, Kevin, The $1,000 Genome, (New York, New York, Free Press 2010) p. 1, 23.

3  Ibid., p. 9-11.

4  Ibid., p. 79.

5  Ibid., p. 90.

6  Ibid., p. 94.

7  Ibid., p. 111.

8  Gillham, Nicholas Wright, op. cit., p. 244.

9  Davies, Kevin, op. cit., p. 209. www.knome.com.

10  Falconi, Marta, "Roche To Return Tendered Illumina Shares to Shareholders," Dow Jones News Service, April 23, 2012.

11  Davies, Kevin, op. cit., p. 231.

12  As of March 31, 2012, Pacific Biosciences of California was held in two Columbia Acorn Funds: Columbia Acorn Fund (less than 0.1% of assets) and Columbia Acorn USA (0.1% of assets). The company's shares are also held in other funds and accounts managed by CWAM.

13  Davies, Kevin, op. cit., p. 239.

14  Ibid., p. 245-246.

15  Ibid., p. 133. Disruptive technologies refers to making much more than incremental advances by utilizing a whole new or additional approach. In this context, the parallel sequencing and use of other detection mechanisms such as pH or electric conductivity have caused the cost of sequencing to plunge far faster than a regular learning curve might suggest.

6

16  Ibid., p. 31-32.

17  Ibid., p. 55,63. www.decodeme.com.

18  www.23andme.com.

19  Davies, Kevin, op. cit., p. 149.

20  Ibid., p. 23.

21  Roberts, Nicholas J., and Vogelstein, Joshua T., et al, "The Predictive Capacity of Personal Genome Sequencing," Science Translational Medicine, Rapid Publication, April 2, 2012, stm.sciencemag.org.

22  Gillham, Nicholas Wright, op. cit., p. 204.

23  Ibid., p. 201.

24  Ibid., p. 184.

25  Ibid., p. 116.

26  Connor, Steve, "Glaxo Chief: Our Drugs Do Not Work On Most Patients," The Independent, December 8, 2003.

27  Ridley, Matt, Genome, (New York, New York, First Harper Perennial, 2006) p. 257.

28  Davies, Kevin, op. cit., p. 255-256.

29  Usdin, Steve, "Product Discovery & Development: Kalydescopic Vision," BioCentury, March 5, 2012, Volume 20, Number 10, p. A2.

30  Davies, Kevin, op. cit., p. 257.

31  Gillham, Nicholas Wright, op. cit., p. 237.

32  Davies, Kevin, op. cit., p. 257.

33  Gillham, Nicholas Wright, op. cit., p. 238.

34  Davies, Kevin, op. cit., p. 257.

35  Hamburg, M.D., Margaret A., and Collins, M.D., Ph.D., Francis S., "The Path to Personalized Medicine," New England Journal of Medicine, July 22, 2010, Volume 363, p. 301-304, www.nejm.org.

7

Columbia Acorn Fund

In a Nutshell

Charles P. McQuaid	Robert A. Mohn

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

lululemon athletica	2.0%
Informatica	1.4%
Alexion Pharmaceuticals	1.2%
Amphenol	1.1%
Coach	0.9%
PVH	0.8%
Pentair	0.8%
IPG Photonics	0.8%
Pacific Rubiales Energy	0.7%
Equinix	0.5%
World Acceptance	0.5%
Deckers Outdoor	0.4%
MGM China Holdings	0.1%

Columbia Acorn Fund jumped 15.49% in the first quarter of 2012, outperforming its primary benchmark, the Russell 2500 Index, which was up 12.99%. The Fund beat the Lipper Mid-Cap Growth Funds Index by a lesser amount, as that index grew 14.99%. See Page 2 for additional performance data.

Two important factors that had caused the Fund to underperform its benchmark modestly in 2011 reversed in the first quarter of 2012. Columbia Acorn Fund's international stocks, which substantially underperformed domestic stocks in 2011, outperformed somewhat in the first quarter. The Fund had little invested in utility stocks during both periods; relative performance was hurt in 2011 when utility stocks outperformed, but was helped in the first quarter as utility stocks underperformed. We thought foreign stocks were attractive and utility stocks were expensive during both periods, kept our convictions, and shareholders were rewarded in the quarter.

Our stock picking was also good, especially in technology. Enterprise data integration software provider Informatica jumped 43% in the quarter on a 23% earnings gain and what appeared to be fine prospects for selling more software to existing customers. Data center company Equinix rose steadily and ended the quarter up 55% as demand and pricing remained strong. Electronic connector maker Amphenol plugged into better-than-expected earnings and increasing expectations for profit margins, rising 32%. Fiber optic laser equipment producer IPG Photonics had a 54% gain due to improving Chinese orders and a better-than-expected outlook.

Consumer durables stocks also helped performance, due to both stock picking and the Fund's modest overweighting versus its benchmark. lululemon athletica, a premium active wear retailer, soundly refuted naysayers (who had been concerned about increasing inventories) when it announced same-store sales up 26% during its fiscal quarter; the stock surged 60% during the calendar quarter and was by far the Fund's largest dollar winner. Other successful consumer durable stocks were Coach, a branded leather accessories retailer, and PVH, an apparel wholesaler and retailer, both up 27% on fine earnings.

Several individual stocks were standouts. Biotech company Alexion Pharmaceuticals rose 30% as the company reported earnings more than doubling, revenues growing 46% (both versus the prior year December quarter), and positive drug studies. Pentair, a manufacturer of pumps and water treatment equipment, appreciated 43% in the quarter, during which it agreed to merge with Tyco's flow control division.

The Fund's worst dollar loser during the quarter was World Acceptance, a finance company offering personal loans, which fell 17%, despite a 15% earnings gain, as same-store growth decelerated and investors became concerned about the possibility of new regulations. Footware company Deckers Outdoor, also down 17%, fell on concerns about costs.

As previously mentioned, international stocks generally recovered during the quarter. Oil production and exploration company Pacific Rubiales Energy, which had lagged in 2011, gained 59% on increased production and higher reserves. Macau casino operator MGM China Holdings booked a 49% win on fine growth. Columbia Acorn Fund's international stocks had a 17.24% gain in the quarter and accounted for 9.4% of Fund assets at the end of the quarter.

Most of the Fund's portfolio companies continue to report favorable business conditions. During the quarter we recycled some dollars from large successful holdings to smaller, and what we believe to be cheaper, stocks that could enhance long-term returns.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

8

Columbia Acorn Fund (ACRNX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 6/10/70	Year to date*	1 year	5 years	10 years
Returns before taxes	15.49%	4.26%	4.18%	9.28%
Returns after taxes on distributions	15.49	3.59	3.62	8.69
Returns after taxes on distributions and sale of fund shares	10.07	3.53	3.50	8.14
Russell 2500 Index (pretax)**	12.99	1.33	3.03	7.49

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 0.76%.

Columbia Acorn Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	lululemon athletica Premium Active Apparel Retailer	2.0%
2.	Ametek Aerospace/Industrial Instruments	1.8%
3.	Donaldson Industrial Air Filtration	1.6%
4.	Mettler Toledo Laboratory Equipment	1.6%
5.	FMC Technologies Oil & Gas Wellhead Manufacturer	1.5%
6.	Informatica Enterprise Data Integration Software	1.4%
7.	Crown Castle International Communications Towers	1.3%
8.	Alexion Pharmaceuticals Biotech Focused on Orphan Diseases	1.2%
9.	tw telecom Fiber Optic Telephone/Data Services	1.1%
10.	Amphenol Electronic Connectors	1.1%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Fund (Class Z)

June 10, 1970 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn Fund at inception on June 10, 1970 to the S&P 500 Index and to an initial $31,777 investment in the Russell 2500 Index on the index's December 31, 1978 inception date. Although the indexes are provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the indexes. The indexes are unmanaged and returns for both the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $18.4 billion

*  A $10,000 investment in Columbia Acorn Fund at inception appreciated to $31,777 on December 31, 1978, the inception date of the Russell 2500 Index. For comparison with the Russell 2500 Index, we assigned the index the same value as the Fund at index inception.

**Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

9

Columbia Acorn International

In a Nutshell

P. Zachary Egan	Louis J. Mendes III

Co-Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Melco Crown Entertainment	1.5%
Gemalto	1.1%
Localiza Rent A Car	1.1%
Eurofins Scientific	0.7%
Start Today	0.5%
Celtic Exploration	0.2%
Gree	0.1%
Manappuram Finance	0.0%*

*Rounds to less than 0.1%.

Columbia Acorn International regained some of the ground lost in 2011, finishing the first quarter of 2012 up 15.07%. The Fund's primary benchmark, the S&P Global Ex-U.S. Between $500M and $5B Index, gained 13.97% in the quarter. Returns were driven foremost by a reversal of fortune for European and emerging market stocks, which stood out as poor performers in 2011. Investor anxiety regarding the future of the common European currency abated as the European Central Bank's long-term refinancing operations bought policymakers more time to craft fiscal solutions to the sovereign debt crisis. In key emerging markets, where high food inflation in recent years underpinned monetary tightening, the policy bias now appears to be distinctly in the direction of easing, which lowers costs of capital and equity discount rates, and is therefore generally good for equities.

Strong performers in the first quarter included Melco Crown Entertainment, a Macau-based casino that rose over 40% as mainland and Hong Kong gamblers continued to visit the baccarat tables despite fears of an economic slowdown. Brazilian auto rental company, Localiza Rent A Car, appreciated nearly 35% in U.S. dollar terms on the back of strong volume demand and improving financing costs. In Europe, Gemalto, a French provider of digital security solutions, rose 35% as its smart card solutions appeared increasingly well positioned to play an important role in evolving payment technologies. Another French company, Eurofins Scientific, jumped nearly 50% on steadily improving profitability in its core food and pharmaceutical testing business, which led management to revise expectations upwards.

On the downside, Japanese companies Start Today and Gree both fell over 20% on profit-taking after stellar returns in 2011. In India, Manappuram Finance declined 28% in the Fund on the announcement of new Indian regulations designed to constrain the growth of the gold loan industry. We believe there is probably more regulatory bad news in the pipeline and have exited the position. A number of small energy exploration companies declined sharply, including Celtic Exploration in Canada. Celtic Exploration suffered from weak North American natural gas prices and negative sentiment on energy stocks, as relatively high oil prices raised the specter that oil demand could slow.

Our strategy is to generally buy businesses with better-than-average economics and exposure to dislocations in their respective industries that confer an opportunity for growth over a three-year period, or longer. Additionally, we prefer balance sheets that allow businesses fitting this profile to execute a business plan regardless of capital market gyrations. We believe this strategy is well-suited to the present environment, characterized by high macroeconomic uncertainty, but also reasonable valuations.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

10

Columbia Acorn International (ACINX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 9/23/92	Year to date*	1 year	5 years	10 years
Returns before taxes	15.07%	-2.38%	1.96%	11.56%
Returns after taxes on distributions	15.07	-3.02	1.42	11.00
Returns after taxes on distributions and sale of fund shares	9.79	-1.34	1.63	10.32
S&P Global Ex-U.S. Between $500M and $5B Index**	13.97	-7.10	0.71	11.92

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 0.98%.

Columbia Acorn International Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn International Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Melco Crown Entertainment - ADR (Hong Kong) Macau Casino Operator	1.5%
2.	Hexagon (Sweden) Measurement Equipment	1.2%
3.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	1.2%
4.	Gemalto (France) Digital Security Solutions	1.1%
5.	Localiza Rent A Car (Brazil) Car Rental	1.1%
6.	Naspers (South Africa) Media in Africa & other Emerging Markets	1.0%
7.	Intertek Group (United Kingdom) Testing, Inspection & Certification Services	0.9%
8.	Alexion Pharmaceuticals (United States) Biotech Focused on Orphan Diseases	0.9%
9.	Kansai Paint (Japan) Paint Producer in Japan, India, China & Southeast Asia	0.9%
10.	Imtech (Netherlands) Electromechanical & ICT Installation & Maintenance	0.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn International (Class Z)

September 23, 1992 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn International at inception on September 23, 1992 to the S&P Global Ex-U.S. Between $500M and $5B Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. The index is unmanaged and returns for both the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $6.3 billion

11

Columbia Acorn USA

In a Nutshell

Robert A. Mohn

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

lululemon athletica	3.1%
Informatica	2.7%
Nordson	2.3%
Mettler Toledo	1.9%
II-VI	1.7%
Pentair	1.6%
IPG Photonics	1.5%
World Acceptance	1.2%
Quicksilver Resources	0.2%
Chelsea Therapeutics International	0.1%
True Religion Apparel	0.1%
Houston American Energy	0.1%

Columbia Acorn USA ended the first quarter of 2012 up 16.38%, outperforming the 12.44% gain of its primary benchmark, the Russell 2000 Index. Several Fund stocks that fell in the fourth quarter of 2011 on general economic fears snapped back in the first quarter of 2012, boosting the Fund's relative return.

Three of the four top contributors to Fund performance in the first quarter were stocks that had missed out on the generally bullish market trend in the fourth quarter: lululemon athletica, Informatica and IPG Photonics. lululemon athletica announced fourth quarter same-store sales growth up 26% over the prior year, as the company continued to benefit from growing awareness of its premium active apparel brand. Its stock was up 60% in the first quarter. Enterprise data integration software provider Informatica fell in the fourth quarter, as a weak sales report from a major competitor brought down the entire sector. But Informatica won back investor confidence in the first quarter after announcing a 23% earnings gain, which sent its stock up 43%. Up 54% in the first quarter, IPG Photonics experienced accelerating sales of its fiber lasers to U.S. automotive manufacturers, driving revenues up 22% over the prior year.

Concerns about the global economy eased in the first quarter, benefitting several Fund industrial stocks, especially those with a significant presence in non-U.S. markets. Nordson manufactures dispensing systems for adhesives and coatings and saw its stock gain 33% in the first quarter. Mettler Toledo, a maker of laboratory equipment, rose 25% in the quarter. II-VI, a manufacturer of laser optics, had a 29% gain in the quarter. Each of these stocks announced better-than-expected earnings for the quarter.

Rounding out the list of first-quarter winners was Pentair, a manufacturer of pumps and water treatment equipment. Its stock rose more than 40% on the announcement of plans to merge with Tyco's flow control business. Generally, the Fund enjoys a boost from merger activity when one of its holdings gets acquired by a larger suitor. In this case, however, Pentair was the suitor and was able to structure a highly accretive deal.

Laggards in the first quarter included personal lender World Acceptance, down 17% on moderating same-store revenue growth and concerns about possible new regulations that could be imposed by the Consumer Financial Protection Bureau. Off 51%, Chelsea Therapeutics International, a biotech company focused on rare diseases, collapsed when its main drug, Northera, was rejected by the FDA. Premium denim retailer True Religion Apparel announced earnings down 10% from the prior year, sending its stock down 20% in the first quarter.

Two of the Fund's oil and gas producers were among the laggards in the first quarter, but for different reasons. Houston American Energy fell 57% after announcing poor results at an important test well in Colombia. Quicksilver Resources, a natural gas and coal seam gas producer, fell 25%, dragged down by the ever-plunging price of natural gas.

Small-cap stocks appear to be reasonably valued, the economic outlook looks favorable, and investor sentiment seems to be fairly sedate. While the past is not a predictor of the future, historically, this combination of factors has, at times, ushered in reasonably good gains for small-cap stocks.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

12

Columbia Acorn USA (AUSAX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 9/4/96	Year to date*	1 year	5 years	10 years
Returns before taxes	16.38%	2.88%	3.21%	7.29%
Returns after taxes on distributions	16.38	2.78	2.90	7.01
Returns after taxes on distributions and sale of fund shares	10.65	1.97	2.71	6.40
Russell 2000 Index (pretax)**	12.44	-0.18	2.13	6.45

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.01%.

Columbia Acorn USA Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn USA Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	lululemon athletica Premium Active Apparel Retailer	3.1%
2.	Informatica Enterprise Data Integration Software	2.7%
3.	Ametek Aerospace/Industrial Instruments	2.4%
4.	Nordson Dispensing Systems for Adhesives & Coatings	2.3%
5.	Micros Systems Information Systems for Restaurants & Hotels	2.2%
6.	Mettler Toledo Laboratory Equipment	1.9%
7.	Atwood Oceanics Offshore Drilling Contractor	1.8%
8.	tw telecom Fiber Optic Telephone/Data Services	1.8%
9.	Donaldson Industrial Air Filtration	1.8%
10.	II-VI Laser Optics & Specialty Materials	1.7%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn USA (Class Z)

September 4, 1996 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn USA at inception on September 4, 1996 to the Russell 2000 Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $1.8 billion

13

Columbia Acorn International Select

In a Nutshell

Christopher J. Olson

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Ascendas REIT	6.1%
Kansai Paint	5.6%
Mapletree Industrial Trust	5.2%
Rand Merchant Insurance	5.0%
Seven Bank	4.3%
Hexagon	3.4%
Archipelago Resources	2.8%
Mapletree Logistics Trust	2.4%
Imtech	2.2%
Intertek Group	2.1%
Rheinmetall	1.9%
Novozymes	1.2%
Taiwan Mobile	1.0%
Gree	0.4%

Columbia Acorn International Select ended the first quarter of 2012 up 11.37%, slightly behind the 11.98% gain of its primary benchmark, the S&P Developed Ex-U.S. Between $2B and $10B Index. Last year's fears of a global recession and a European currency crisis eased in the first quarter as central banks around the world took additional steps to provide liquidity to the global markets, which eased deflationary concerns. Yet the underlying global economic outlook remains questionable and, as a result, the Fund's portfolio remains focused on more defensive, secular growth companies with good dividend yields and strong balance sheets. Also, as much of the global debt problem is centered in developed markets, the Fund is underweight in areas such as Europe, the United Kingdom and Japan, with overweights in Asia ex-Japan and emerging markets.

Fund industrial stocks performed well in the quarter on the back of greater confidence in global economic growth. Based in the Netherlands, Imtech, a provider of electromechanical, information and communication technology services, was up 23% for the quarter on a more optimistic European outlook. UK testing, inspection and certification services provider Intertek Group gained 27% in the first quarter as new regulations and product quality requirements continued to benefit its business and recent acquisitions began to make a significant impact. Finally, Germany's Rheinmetall, a provider of defense and automotive supplies, bounced back after a dismal 2011. Its stock rose 34% in the quarter.

Financial stocks also helped the Fund despite its lack of exposure to commercial banks, which were a primary beneficiary of central bank intervention. Rand Merchant Insurance, a South African insurance company, led gains with a 38% return for the first quarter. The market is just getting to know the company's world-class car and home insurance business after spinning out of Rand Merchant Bank last year. Singapore's Ascendas REIT, Mapletree Industrial Trust and Mapletree Logistics Trust had gains ranging from 8% to 18%. These industrial property landlords benefited from an improved Singaporean economic outlook and investor interest in their roughly 7% dividend yields. Rounding out the list of financial winners, Japan's Seven Bank, a provider of ATM processing services, rose 14% as it continued to expand its ATM network throughout Japan.

Other standouts in the quarter included Hexagon, a Swedish company that manufactures design, measurement and visualization software and equipment. Its stock rose 29% on a very strong earnings report and better-than-expected cash generation. Japanese paint producer Kansai Paint gained 14% in the first quarter as the market began to recognize the quality of the business franchise outside Japan with the recent integration of a newly acquired South African business. Currently, 45% of its business is in emerging markets.

On the downside, Japanese mobile social networking game developer Gree fell 25% in the first quarter. If you recall, this stock was up 173% in 2011, so a retreat after its strong run was not unexpected. Other losses in the quarter were fairly insignificant. Indonesian gold miner Archipelago Resources fell 3%, despite massive increases to its gold reserves, as the markets took a cautious view on gold stocks worldwide. Denmark's Novozymes, a maker of industrial enzymes, fell 5% on expectations of a slowdown in the North American bioethanol market. Taiwanese mobile operator Taiwan Mobile fell 2%, despite an improving earnings outlook, as investors switched into more cyclical stocks in Taiwan.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

14

Columbia Acorn International Select (ACFFX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 11/23/98	Year to date*	1 year	5 years	10 years
Returns before taxes	11.37%	-2.06%	1.77%	10.74%
Returns after taxes on distributions	11.37	-2.58	1.36	10.53
Returns after taxes on distributions and sale of fund shares	7.39	-0.42	1.56	9.69
S&P Developed Ex-U.S. Between $2B and $10B Index (pretax)**	11.98	-6.61	-1.92	9.20

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.16%.

Columbia Acorn International Select Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn International Select
Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	6.6%
2.	Ascendas REIT (Singapore) Industrial Property Landlord	6.1%
3.	Kansai Paint (Japan) Paint Producer in Japan, India, China & Southeast Asia	5.6%
4.	Mapletree Industrial Trust (Singapore) Industrial Property Landlord	5.2%
5.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	5.0%
6.	Seven Bank (Japan) ATM Processing Services	4.3%
7.	Wirecard (Germany) Online Payment Processing & Risk Management	3.5%
8.	Hexagon (Sweden) Measurement Equipment	3.4%
9.	NHN (South Korea) Korean Online Search Services	3.3%
10.	Adcock Ingram Holdings (South Africa) Manufacturer of Pharmaceuticals & Medical Supplies	2.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn International Select (Class Z)

November 23, 1998 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn International Select at inception on November 23, 1998 to the S&P Developed Ex-U.S. Between $2B and $10B Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $343.8 million

15

Columbia Acorn Select

In a Nutshell

Ben Andrews	Robert A. Chalupnik

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Hertz	5.8%
Discover Financial Services	5.2%
CNO Financial Group	4.7%
Sanmina-SCI	3.7%
WNS	3.5%
Pacific Rubiales Energy	3.2%
FMC Corporation	1.2%
Henry Schein	1.1%
Associated Banc-Corp	1.1%
Dupont Fabros Technology	0.9%
Nordson	0.6%
Seattle Genetics	0.6%

Columbia Acorn Select gained 17.70% in the first quarter of 2012, outperforming the S&P MidCap 400 Index, the Fund's primary benchmark, which was up 13.50% for the same period. The large-cap S&P 500 Index gained 12.59% in the quarter.

As we noted in previous reports, during the second half of last year many of the Fund's opportunistic holdings lagged the market averages, despite having strong earnings growth. While a cause of Fund underperformance last year, we believed these names would continue to have earnings growth in 2012 and so we opted to continue to hold them in anticipation of the market recognizing their solid earnings performance and increasing their valuations accordingly. Our patience started to pay off in the first quarter. Looking at the Fund's top performers, rental car operator Hertz, Colombian oil company Pacific Rubiales Energy, credit card company Discover Financial Services, insurance company CNO Financial Group, Indian business outsourcing company WNS and electronics manufacturer Sanmina-SCI each added between 1% and 2% to the Fund's performance in the quarter. Only seven of the 55 stocks in the Fund's portfolio were down in the quarter, which, when added together, amounted to a little more than 1% of performance loss.

In the second half of last year, we stated that we were working on reducing the Fund's opportunistic holdings within the portfolio but felt they were too cheap to sell at then-current prices. Unfortunately, we watched prices just get cheaper as investors worried about the possibility of a global recession late last year. As noted above, in the first quarter we saw many of these holdings rebound strongly and were able to increase our efforts to transition toward more core holdings. In the first quarter we trimmed the Fund's exposure to Sanmina-SCI, WNS, CNO Financial, Discover and Pacific Rubiales.

During the first quarter, we added six new companies to the portfolio, while exiting from five companies. Our new positions include U.S. bank Associated Banc-Corp, real estate company Dupont Fabros Technology, oil and gas wellhead manufacturer FMC Corporation, healthcare product distributor Henry Schein, dispensing systems manufacturer Nordson and cancer therapies manufacturer Seattle Genetics, all of which are CWAM analysts' best ideas. WW Grainger, JB Hunt, Continental Resources, Oshkosh and Waste Management were sold based on what we believe will be slower future earnings growth at these companies.

We were happy to see some strengthening in the U.S. economic indicators during the first quarter, and it looks like this may continue for a while. But we are still quite concerned with the amount of artificial stimulus in our economy, from interest rates to large budget deficits. Against this backdrop, we expect a continuation of above-average volatility in the stock market.

Risks include stock market fluctuations due to economic and business developments. The Fund also has potentially greater price volatility due to the Fund's concentration in a limited number of stocks of mid-size companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

16

Columbia Acorn Select (ACTWX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 11/23/98	Year to date*	1 year	5 years	10 years
Returns before taxes	17.70%	-2.52%	0.84%	7.87%
Returns after taxes on distributions	17.70	-3.10	0.57	7.59
Returns after taxes on distributions and sale of fund shares	11.50	-1.65	0.64	6.90
S&P MidCap 400 Index (pretax)**	13.50	1.98	4.78	7.70

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 0.97%.

Columbia Acorn Select Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Select Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Hertz Largest U.S. Rental Car Operator	5.8%
2.	Ametek Aerospace/Industrial Instruments	5.3%
3.	Discover Financial Services Credit Card Company	5.2%
4.	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	4.8%
5.	SBA Communications Communications Towers	3.8%
6.	Sanmina-SCI Electronic Manufacturing Services	3.7%
7.	Coach Designer & Retailer of Branded Leather Accessories	3.5%
8.	WNS - ADR (India) Offshore Business Process Outsourcing Services	3.5%
9.	Donaldson Industrial Air Filtration	3.3%
10.	Kennametal Consumable Cutting Tools	3.2%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Select (Class Z)

November 23, 1998 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn Select at inception on November 23, 1998 to the S&P MidCap 400 Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings differ significantly from those in the index. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $1.4 billion

17

Columbia Thermostat Fund

In a Nutshell

Charles P. McQuaid

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

A "fund of fund" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.

Columbia Thermostat Fund ended the first quarter of 2012 up 8.29%. The Fund's primary equity benchmark, the S&P 500 Index, gained 12.59% for the same period and its primary fixed income benchmark, the Barclays U.S. Aggregate Bond Index, was up just 0.30%.

The Fund hit three reallocation triggers in the first quarter, reducing stock exposure each time on the strength of the equity market. At quarter end, the Fund had a 45% weighting in stock funds and a 55% weighting in its bond funds.

The equity portion of the portfolio provided a 14.33% weighted average return for the first quarter with Columbia Select Large Cap Growth Fund providing top gains of 19.98% for the three months. As we noted in our last report, Columbia Select Large Cap Growth Fund was added to the portfolio late last year. We're now pleased to see its immediate strong contribution.

The bond portion of the Fund provided a 1.86% weighted average gain, with Columbia Income Opportunities Fund leading the performance, up 4.23%. Columbia Income Opportunities Fund, which provides exposure to high-yield securities, had its weighting increased from 20% to 30% late last year, another move that proved beneficial this quarter.

Columbia Thermostat Fund enjoyed a substantial inflow of new assets in the first quarter. At quarter end, the Fund's total net assets were $325 million. We thank you for your investment in the Fund.

Results of the Funds Owned in Columbia Thermostat Fund as of March 31, 2012

Stock Funds Fund	Weightings in category	1st quarter
Columbia Acorn International, Class I	20%	15.12%
Columbia Dividend Income Fund, Class I	20%	8.28%
Columbia Acorn Fund, Class I	15%	15.52%
Columbia Select Large Cap Growth Fund, Class I	10%	19.98%
Columbia Acorn Select, Class I	10%	17.76%
Columbia Contrarian Core Fund, Class I	15%	14.68%
Columbia Large Cap Enhanced Core Fund, Class I	10%	13.43%
Weighted Average Equity Gain	100%	14.33%
Bond Funds Fund	Weightings in category	1st quarter
Columbia Intermediate Bond Fund, Class I	50%	1.72%
Columbia U.S. Treasury Index Fund, Class I	20%	-1.31%
Columbia Income Opportunities Fund, Class I	30%	4.23%
Weighted Average Income Gain	100%	1.86%

Columbia Thermostat Fund
Rebalancing in the First Quarter

January 19, 2012	55% stocks, 45% bonds
February 10, 2012	50% stocks, 50% bonds
March 16, 2012	45% stocks, 55% bonds

The value of an investment in the Fund is based primarily on the performance of the underlying portfolio funds and the allocation of the Fund's assets among them. An investment in the underlying portfolio funds may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor. Lower-rated and medium quality debt securities are more speculative and incur more risk. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Changes in interest rates and changes in the financial strength of issuers of lower-rated bonds may also affect underlying fund performance. The Fund is also subject to the risk that the investment advisor's decisions regarding asset classes and underlying portfolio funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return. In addition, the Fund may buy and sell shares of the portfolio funds frequently. This may result in higher transaction costs and additional tax liability. This is not an offer of the shares of any other mutual fund mentioned herein.

18

Columbia Thermostat Fund (COTZX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Class Z)

through March 31, 2012

Inception 9/25/02	Year to date*	1 year	5 years	Life of fund
Returns before taxes	8.29%	10.09%	5.40%	8.21%
Returns after taxes on distributions	8.29	8.98	4.30	6.99
Returns after taxes on distributions and sale of fund shares	5.39	6.50	4.05	6.59
S&P 500 Index (pretax)**	12.59	8.54	2.01	8.00
Barclays U.S. Aggregate Bond Index (pretax)**	0.30	7.71	6.25	5.22
Lipper Flexible Portfolio Funds Index (pretax)	8.90	2.88	3.42	7.88

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary stock and bond benchmarks, respectively.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.04%. Columbia Thermostat Fund has a contractual fee waiver and expense reimbursement with CWAM that expires April 30, 2012; expense ratios without and with the contractual waiver/reimbursement, including fees and expenses associated with the Fund's investment in other investment companies (underlying funds), are 1.16% and 1.04%, respectively. Absent the waiver or reimbursement, performance results would have been lower.

Columbia Thermostat Fund Asset Allocation

as a percentage of net assets, as of 3/31/12

Columbia Thermostat Fund Portfolio Weightings

as a percentage of assets in each investment category, as of 3/31/12

Stock Mutual Funds

Columbia Acorn International, Class I	20%
Columbia Dividend Income Fund, Class I	20%
Columbia Acorn Fund, Class I	15%
Columbia Contrarian Core Fund, Class I	15%
Columbia Select Large Cap Growth Fund, Class I	10%
Columbia Acorn Select, Class I	10%
Columbia Large Cap Enhanced Core Fund, Class I	10%

Bond Mutual Funds

Columbia Intermediate Bond Fund, Class I	50%
Columbia Income Opportunities Fund, Class I	30%
Columbia U.S. Treasury Index Fund, Class I	20%

The Growth of a $10,000 Investment in Columbia Thermostat Fund (Class Z)

September 25, 2002 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Thermostat Fund at inception on September 25, 2002 to the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Lipper Flexible Portfolio Funds Index. Although the indexes are provided for use in assessing the Fund's performance, the Fund's holdings differ significantly from those in the indexes. The Indexes are unmanaged and returns for the indexes and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $325.0 million

19

Columbia Acorn Emerging Markets Fund

In a Nutshell

Fritz Kaegi	Stephen Kusmierczak

Lead Portfolio Manager	Lead Portfolio Manager

P. Zachary Egan	Louis J. Mendes

Co-Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Alliance Grain Traders	2.9%
Nagacorp	2.7%
Dufry Group	2.5%
Pirelli	1.4%
Dürr	1.4%
Radiant Opto-Electronics	1.2%
Crew Energy	0.7%
Madalena Ventures	0.6%

Columbia Acorn Emerging Markets Fund returned 18.00% in the first quarter of 2012, slightly behind the 18.46% return of the Fund's primary benchmark, the S&P Emerging Markets Between $500M and $5B Index. We mentioned in our first shareholder report that we have sought to structure the Fund so that it will fall less in downturns but, as a result, it may lag the index in strong up markets. We are encouraged that since the Fund's launch on August 19, 2011, a period that included both a significant market decline followed by a strong emerging markets rally, the Fund has gained 9.50%, outperforming the benchmark gain of 2.52%.

In the first quarter, the Fund benefitted from good stock selection in its consumer discretionary picks. Nagacorp, a casino/entertainment complex operator based in Cambodia, continues to be a strong performer, up 81% on continued robust earnings growth in the Cambodian gaming market. Dufry Group, a Switzerland-based operator of duty free shops, which generates the majority of its earnings in Latin America, gained over 43% as it achieved record margins.

Other key contributors were Radiant Opto-Electronics, which specializes in ultra-thin backlight units for use in tablet computers. Up 54%, the company has benefitted from the growth in tablet computing and its key relationships with market leaders Apple and Samsung. Dürr, a German manufacturer of advanced automatic paint finishing plants, has followed the global auto giants to Latin America and Asia, while winning market share with new Chinese automakers. The stock gained 46% during the quarter. Another auto-related name, premium tire maker Pirelli, was up nearly 43% on robust revenue growth in Latin America. Eighty percent of the company's tires are now made in emerging market countries.

The largest performance detractor for the quarter was Alliance Grain Traders, a Canada-based processor of lentils and peas, down roughly 25%. The company's customers are largely in the Middle East, India and Northern Africa. Political turmoil, currency depreciations and tighter trade finance in those markets caused buying of these pulse crops to shrink. Two energy names listed in Canada, Crew Energy and Madalena Ventures, were each down about 14% for the quarter. Madalena's resources are in Argentina and have traded down as the government has pressured an industry peer, depressing sentiment. Indian gold lender Manappuram Finance fell 9% in the Fund after the government introduced new restrictions on the industry. We believe additional detrimental regulations are coming, and have sold out of the position.

The Fund seeks to benefit by leveraging the global expertise of the CWAM investment team. Three of the Fund's best performers in the quarter, European-listed stocks Dürr, Dufry and Pirelli, were selected by CWAM's Europe analysts. Columbia Acorn Emerging Markets Fund expects to take advantage of CWAM's strength in this area. We hope that CWAM's deep experience may help to identify the best ideas in a wide universe of emerging markets investments.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

20

Columbia Acorn Emerging
Markets Fund (CEFZX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Total Returns (Class Z)

through March 31, 2012

Inception 8/19/11	Year to date*	Life of fund**
Returns before taxes	18.00%	9.50%
Returns after taxes on distributions	18.00	9.51
Returns after taxes on distributions and sale of fund shares	11.70	6.18
S&P Emerging Markets Between $500M and $5B Index (pretax)***	18.46	2.52

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**Reflects performance from Fund inception on 8/19/11 through 3/31/12.

***The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z annual operating expense ratio, as stated in the August 19, 2011, prospectus, is 1.58%. Columbia Acorn Emerging Markets Fund has a contractual fee waiver and expense reimbursement agreement with CWAM that generally limits the Fund's ordinary expenses to 1.60% of the Fund's average daily net assets, and which expires April 30, 2013; expense ratios without and with the contractual waiver/reimbursement are 1.58%.

Columbia Acorn Emerging Markets Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Emerging Markets Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Ace Indonesia (Indonesia) Home Improvement Retailer	3.1%
2.	Tower Bersama Infrastructure (Indonesia) Communications Towers	3.0%
3.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	2.8%
4.	Nagacorp (Cambodia) Casino/Entertainment Complex in Cambodia	2.7%
5.	Coronation Fund Managers (South Africa) South African Fund Manager	2.6%
6.	Dufry Group (Switzerland) Operator of Airport Duty Free & Duty Paid Shops	2.5%
7.	Archipelago Resources (Indonesia) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2.5%
8.	Alliance Grain Traders (Canada) Global Leader in Pulse Processing & Distribution	2.1%
9.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	2.1%
10.	Home Product Center (Thailand) Home Improvement Retailer	1.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Emerging Markets Fund (Class Z)

August 19, 2011 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn Emerging Markets Fund at inception on August 19, 2011 to the S&P Emerging Markets Between $500M and $5B Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund:
$5.8 million

21

Columbia Acorn European Fund

In a Nutshell

Andreas Waldburg-Wolfegg	Stephen Kusmierczak

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Gemalto	3.2%
Eurofins Scientific	3.2%
1000 mercis	2.8%
Alliance Grain Traders	1.3%

Columbia Acorn European Fund returned 17.69% in the first quarter of 2012, in line with, but slightly less than, its primary benchmark, the S&P Europe Between $500M and $5B Index, which was up 17.80% in the period. Generally, our stock picks in mainland Europe contributed to performance, while stocks listed in the United Kingdom and Ireland were detractors.

The strongest returns came from GlobeOp Financial Services, up almost 60% in the quarter. GlobeOp, an independent financial administrator specializing in middle- and back-office services, became the object of a takeover battle in March, only weeks after listing on the London Stock Exchange. We sold the Fund's shares of the stock.

Eurofins Scientific, a company with its origins in France, headquarters in Brussels and company registration in Luxembourg, was also strong in the quarter. The company provides screening and testing services for foodstuffs, pharmaceuticals, soils and materials and operates worldwide. Having spent the last five years investing heavily in consolidating a very fragmented industry, the company has started to reap the fruit of its labor, reporting much improved operating margins on the back of better capacity utilization. The improved 2011 figures and management's bullish outlook for 2012 and beyond sent the stock up 50% in the first quarter.

Another star performer was Gemalto, a company headquartered in Paris, France, and registered in the Netherlands. The company is a maker of chip cards and digital security solutions with strong market shares in mobile telephone SIM cards, smart credit cards and identification and access control solutions. Gemalto saw demand increase sharply as hardware makers, telecom operators and financial institutions the world over looked at the potential of new payment methods based on mobile telephone and intelligent chip cards. The stock was up more than 35% in the quarter.

On the downside, Alliance Grain Traders, a Canada-listed trader of lentils and peas with large operations in Turkey, suffered from the liquidity squeeze that many of its Middle Eastern clients experienced following political instabilities and currency devaluations. The company had to take write downs on accounts receivables, while suffering foreign currency-related losses in the fourth quarter of 2011. Since then, the situation has slightly improved, with currencies recovering and orders up. Nevertheless, the stock slid almost 25% in the quarter.

Another detractor was 1000 mercis, a specialist marketer and online advertiser. The company reported lower fourth quarter sales than expected, with some sales postponed to the first quarter of 2012 and some cancelled altogether, which scared off investors. After sliding 23% on the news, the stock recovered somewhat and finished the quarter down 18%.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

22

Columbia Acorn
European Fund (CAEZX)

At a Glance

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Total Returns (Class Z)

through March 31, 2012

Inception 8/19/11	Year to date*	Life of fund**
Returns before taxes	17.69%	12.07%
Returns after taxes on distributions	17.69	11.81
Returns after taxes on distributions and sale of fund shares	11.50	7.90
S&P Europe Between $500M and $5B Index (pretax)***	17.80	9.35

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**Reflects performance from Fund inception on 8/19/11 through 3/31/12.

***The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

The Fund's Class Z annual operating expense ratio, as stated in the August 19, 2011, prospectus, is 1.50%. Columbia Acorn European Fund has a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2013; expense ratios without and with the contractual waiver/reimbursement are 1.51% and 1.50%, respectively. Absent the waiver or reimbursement, performance results would have been lower.

Columbia Acorn European Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn European Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Gemalto (France) Smart Card Products & Solutions	3.2%
2.	Eurofins Scientific (France) Food, Pharmaceuticals & Materials Screening & Testing	3.2%
3.	Wirecard (Germany) Online Payment Processing & Risk Management	2.9%
4.	1000 mercis (France) Interactive Advertising & Marketing	2.8%
5.	Geberit (Switzerland) Plumbing Supplies	2.6%
6.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	2.6%
7.	Marel (Iceland) Largest Manufacturer of Poultry & Fish Processing Equipment	2.5%
8.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	2.5%
9.	UNIT4 (Netherlands) Business Software Development	2.2%
10.	Intertek Group (United Kingdom) Testing, Inspection & Certification Services	2.2%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn European Fund (Class Z)

August 19, 2011 through March 31, 2012

This graph compares the results of $10,000 invested in Columbia Acorn European Fund at inception on August 19, 2011 to the S&P Europe Between $500M and $5B Index. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund:
$2.0 million

23

Columbia Acorn Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Active Network	0	900,000
Boingo Wireless	1,500,000	1,650,000
Cree	0	380,000
ExlService Holdings	1,145,000	1,435,200
Informatica	4,850,000	5,000,000
ON Semiconductor	6,842,000	7,932,000
Quality Systems	2,333,500	2,350,000
TIBCO	2,139,800	2,150,000
Ultratech	415,000	615,000
WNS - ADR (India)	1,076,353	1,091,353
Industrial Goods & Services
Drew Industries	1,500,000	1,880,000
Fortune Brands Home & Security	1,300,000	1,350,000
Heico	2,250,000	2,450,000
Middleby	123,344	166,419
Nordson	3,000,000	3,125,000
Polypore International	0	900,000
Valmont Industries	100,000	435,000
Consumer Goods & Services
American Eagle Outfitters	0	300,000
Annie's	0	45,500
Caesarstone (Israel)	0	215,000
Deckers Outdoor	1,045,000	1,140,000
Fossil	115,000	392,500
GNC Holdings	0	1,528,500
HomeAway	1,400,000	1,600,000
Shutterfly	3,070,000	3,370,000
Skullcandy	975,000	1,290,000
United Stationers	493,771	625,000
Finance
Alliance Data Systems	400,000	550,000
Allied World Holdings	500,000	833,000
Assured Guaranty	300,000	500,000
Enstar Group	216,766	250,000
First Commonwealth	0	1,000,000
Kemper	762,252	925,000
MB Financial	2,360,000	2,860,000
Oriental Financial Group	0	500,000
Regional Management	0	422,500
Tower Group	1,675,000	2,764,000
TrustCo Bank	1,940,318	2,136,500
Wintrust Financial	0	700,000
Wright Express	180,000	275,000
Health Care
Allscripts Healthcare Solutions	700,000	1,200,000
Anthera Pharmaceuticals	1,740,000	2,990,000
Cepheid	3,200,000	3,900,000

	Number of Shares
	12/31/11	03/31/12
Chelsea Therapeutics International	4,550,000	5,750,000
DENTSPLY International	0	1,136,500
Henry Schein	650,000	950,000
Pacific Biosciences of California	0	2,525,000
PerkinElmer Inc.	0	950,000
Raptor Pharmaceutical	3,455,000	4,200,000
Synageva Biopharma	0	180,167
Techne	0	375,000
Energy & Minerals
Approach Resource	0	200,000
Petroleum Development Corporation	0	340,000
Rowan	0	585,000
Other Industries
Dupont Fabros Technology	3,350,000	3,700,000
Genesee & Wyoming	300,000	400,000
Jones Lang LaSalle	0	325,000
St. Joe	1,000,000	1,300,000
Summit Hotel Properties	1,500,000	2,000,031

24

	Number of Shares
	12/31/11	03/31/12
Sales
Information
Akamai	700,500	250,000
Blackbaud	1,680,198	1,650,000
Crown Castle International	4,600,000	4,465,000
Discovery Series C	2,050,000	1,595,000
Finisar	1,905,000	1,695,000
FTI Consulting	900,000	868,516
Gemalto (France)	230,000	207,000
Global Payments	2,429,000	2,299,000
IMAX (Canada)	1,250,000	1,100,000
Intralinks	550,000	0
Jack Henry & Associates	920,000	750,000
Mail.ru - GDR (Russia)	423,040	400,000
MetroPCS Communications	600,000	0
NetEase.com - ADR (China)	365,000	304,000
Netgear	1,200,000	900,000
Polycom	1,165,000	0
Red Hat	850,000	750,000
Salem Communications	1,527,700	0
Supertex	535,000	0
Industrial Goods & Services
Arcadis (Netherlands)	100,000	0
Expeditors International of Washington	3,200,000	3,050,000
GrafTech International	4,000,000	3,750,000
Imtech (Netherlands)	1,767,165	1,601,465
Interline Brands	2,600,000	2,399,751
Kaydon	1,300,000	501,000
LKQ	1,635,000	1,350,000
Mersen (France)	420,000	260,000
Mine Safety Appliances	566,497	0
Pentair	3,535,000	3,100,000
WABCO Holdings	1,150,000	950,000
WW Grainger	270,000	0
Consumer Goods & Services
Crocs	580,000	0
Diamond Foods	1,050,000	0
Guess?	530,000	0
Hanesbrands	1,000,000	0
Jarden	1,650,000	1,500,000
lululemon athletica	5,740,000	4,922,800
Thor Industries	1,100,000	0
True Religion Apparel	1,507,000	393,452
Vail Resorts	1,680,000	1,430,000
Finance
Aaron's	1,834,695	0
BOK Financial	2,738,000	2,691,414
City National	1,275,000	1,175,000

	Number of Shares
	12/31/11	03/31/12
CVB Financial	4,300,000	3,400,000
Delphi Financial Group	1,200,000	0
Valley National Bancorp	5,450,000	5,070,000
World Acceptance	1,505,202	1,459,555
Health Care
Akorn	4,432,716	4,000,000
Alexion Pharmaceuticals	3,208,000	2,290,000
Community Health Systems	625,000	0
HealthSouth	2,075,000	825,000
Hill-Rom Holdings	1,975,000	1,873,800
HMS Holdings	850,000	0
Micromet	6,702,347	0
Onyx Pharmaceuticals	1,170,000	1,000,000
Sirona Dental Systems	2,075,000	675,000
Energy & Minerals
Core Laboratories (Netherlands)	545,000	442,000
FMC Technologies	6,036,100	5,298,000
GT Solar International	2,800,000	2,000,000
Houston American Energy	900,000	393,600
Kodiak Oil and Gas	2,200,000	1,100,000
Northern Oil & Gas	638,000	0
Oasis Petroleum	840,000	0
Pacific Rubiales Energy (Colombia)	4,300,000	4,250,000
Southwestern Energy Co.	75,071	0
Tullow Oil (United Kingdom)	2,400,000	1,697,000
Other Industries
Biomed Realty Trust	3,000,000	2,450,000
Kilroy Realty	1,120,000	770,000
Macerich	530,000	0
Wisconsin Energy	1,800,000	1,660,000

25

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 97.4%
Information 29.0%
	> Business Software 8.3%
5,000,000	Informatica (a)	$264,500
	Enterprise Data Integration Software
2,550,000	Ansys (a)	165,801
	Simulation Software for Engineers & Designers
2,700,000	Micros Systems (a)	149,283
	Information Systems for Hotels, Restaurants & Retailers
1,830,000	Concur Technologies (a)	105,005
	Web Enabled Cost & Expense Management Software
2,350,000	Quality Systems	102,765
	IT Systems for Medical Groups & Ambulatory Care Centers
5,164,999	Hexagon (Sweden)	100,243
	Design, Measurement & Visualization Software & Equipment
2,850,000	Ariba (a)	93,223
	Cost Management Software
2,350,000	Constant Contact (a)(b)	70,006
	Email & Other Marketing Campaign Management Systems Delivered Over the Web
2,150,000	TIBCO (a)	65,575
	Datacenter Software
1,700,000	Tyler Technologies (a)(b)	65,297
	Financial, Tax, Court & Document Management Systems for Local Governments
1,150,000	NetSuite (a)	57,834
	End to End IT Systems Solution Delivered Over the Web
1,650,000	Blackbaud	54,830
	Software & Services for Non-profits
1,700,000	Kenexa (a)(b)	53,108
	Recruiting & Workforce Management Solutions
750,000	Red Hat (a)	44,918
	Maintenance & Support for Opensource OS & Middleware
2,500,000	Velti (a)	33,875
	Mobile Marketing Software Platform
750,000	Jack Henry & Associates	25,590
	Systems Financial Institutions
900,000	SPS Commerce (a)(b)	24,192
	Supply Chain Management Software Delivered via the Web
690,000	Advent Software (a)	17,664
	Asset Management & Trading Systems
900,000	Active Network (a)	15,147
	Web Delivered Software Solutions for Managing Events & Activities
1,000,000	InContact (a)	5,580
	Call Center Systems Delivered via the Web & Telco Services
55,000	Solera Holdings	2,524
	Software for Automotive Insurance Claims Processing
		1,516,960

Number of Shares		Value (000)
	> Instrumentation 3.0%
1,600,000	Mettler Toledo (a)(b)	$295,600
	Laboratory Equipment
2,780,000	IPG Photonics (a)(b)	144,699
	Fiber Lasers
2,035,000	Trimble Navigation (a)	110,745
	GPS-based Instruments
		551,044
	> Computer Hardware & Related Equipment 2.6%
3,495,000	Amphenol	208,896
	Electronic Connectors
4,550,000	II-VI (a)(b)	107,607
	Laser Optics & Specialty Materials
1,605,000	Zebra Technologies (a)	66,094
	Bar Code Printers
900,000	Netgear (a)	34,380
	Networking Products for Small Business & Home
800,000	Nice Systems - ADR (Israel) (a)	31,440
	Audio & Video Recording Solutions
605,000	Stratasys (a)	22,095
	Rapid Prototyping Systems
207,000	Gemalto (France)	13,663
	Digital Security Solutions
		484,175
	> Semiconductors & Related Equipment 2.4%
12,300,000	Atmel (a)	121,278
	Microcontrollers, RF & Memory Semiconductors
7,932,000	ON Semiconductor (a)	71,467
	Mixed Signal & Power Management Semiconductors
5,000,000	Entegris (a)	46,700
	Semiconductor Materials Management Products
2,160,000	Microsemi (a)	46,310
	Analog/Mixed Signal Semiconductors
500,000	Littelfuse	31,350
	Little Fuses
1,900,000	IXYS (a)(b)	25,080
	Power Semiconductors
1,165,000	Monolithic Power Systems (a)	22,916
	High Performance Analog & Mixed Signal ICs
400,000	Hittite Microwave (a)	21,724
	Radio Frequency, Microwave & Millimeterwave Semiconductors
615,000	Ultratech (a)	17,823
	Semiconductor Equipment
2,290,000	TriQuint Semiconductor (a)	15,790
	RF Semiconductors
1,765,000	Pericom Semiconductor (a)(b)	14,279
	Interface ICs & Frequency Control Products
380,000	Cree (a)	12,019
	LED Lighting, Components & Chips
		446,736

26

Number of Shares		Value (000)
	> Mobile Communications 2.3%
4,465,000	Crown Castle International (a)	$238,163
	Communications Towers
3,700,000	SBA Communications (a)	187,997
	Communications Towers
1,500,000	Globalstar (a)	1,050
	Satellite Mobile Voice & Data Carrier
		427,210
	> Telephone & Data Services 2.2%
9,500,000	tw telecom (a)(b)	210,520
	Fiber Optic Telephone/Data Services
1,400,000	AboveNet (a)(b)	115,920
	Metropolitan Fiber Communications Services
2,200,000	Cogent Communications (a)	41,976
	Internet Data Pipelines
1,650,000	Boingo Wireless (a)	19,965
	Wholesale & Retail Wi-Fi Networks
2,000,000	General Communications (a)(b)	17,440
	Commercial Communication & Consumer CATV, Web & Phone in Alaska
		405,821
	> Computer Services 1.3%
3,400,000	iGATE (a)(b)	56,984
	IT & Business Process Outsourcing Services
1,435,200	ExlService Holdings (a)	39,382
	Business Process Outsourcing
680,000	Syntel	38,080
	Offshore IT Services
2,125,000	Virtusa (a)(b)	36,699
	Offshore IT Outsourcing
1,575,000	Genpact (a)	25,672
	Business Process Outsourcing
3,849,207	Hackett Group (a)(b)	22,980
	IT Integration & Best Practice Research
1,091,353	WNS - ADR (India) (a)	13,151
	Offshore BPO (Business Process Outsourcing) Services
		232,948
	> Gaming Equipment & Services 1.2%
3,725,000	Bally Technologies (a)(b)	174,144
	Slot Machines & Software
1,530,000	WMS Industries (a)	36,307
	Slot Machine Provider
		210,451
	> Internet Related 1.0%
585,000	Equinix (a)	92,108
	Network Neutral Data Centers
1,450,000	TripAdvisor (a)	51,722
	Online Travel Research
304,000	NetEase.com - ADR (China) (a)	17,662
	Chinese Online Gaming Services
400,000	Mail.ru - GDR (Russia) (a)(c)	15,780
	Internet Social Networking & Games for Russian Speakers
250,000	Akamai (a)	9,175
	Content Delivery Network (CDN) for Better Delivery of Online Content
		186,447

Number of Shares		Value (000)
	> Telecommunications Equipment 0.9%
685,000	F5 Networks (a)	$92,448
	Internet Traffic Management Equipment
1,695,000	Finisar (a)	34,154
	Optical Subsystems & Components
2,330,000	Ixia (a)	29,102
	Telecom Network Test Equipment
1,925,000	Infinera (a)	15,631
	Optical Networking Equipment
		171,335
	> Business Information & Marketing Services 0.9%
1,900,000	Verisk Analytics (a)	89,243
	Risk & Decision Analytics
2,800,000	Navigant Consulting (a)(b)	38,948
	Financial Consulting Firm
868,516	FTI Consulting (a)	32,586
	Financial Consulting Firm
505,000	RPX (a)	8,565
	Patent Aggregation & Defensive Patent Consulting
		169,342
	> CATV 0.8%
1,595,000	Discovery Series C (a)	74,773
	CATV Programming
1,250,000	Liberty Global Series A (a)	62,600
	Cable TV Franchises Outside the USA
15,770	Jupiter Telecommunications (Japan)	15,795
	Largest Cable Service Provider in Japan
		153,168
	> Financial Processors 0.7%
2,299,000	Global Payments	108,053
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	27,656
	Singapore Equity & Derivatives Market Operator
		135,709
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	113,719
	Electronic Components Distribution
		113,719
	> Contract Manufacturing 0.5%
3,800,000	Sanmina-SCI (a)	43,510
	Electronic Manufacturing Services
1,100,000	Plexus (a)	38,489
	Electronic Manufacturing Services
		81,999
	> Entertainment Programming 0.2%
1,100,000	IMAX (Canada) (a)	26,884
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
		26,884
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications	4,275
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	3,307
	Mid Market Affiliated TV Stations
		7,582

27

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Radio —%
164,991	Saga Communications (a)	$5,907
	Radio Stations in Small & Mid-sized Cities
		5,907
	> Consumer Software —%
273,500	Carbonite (a)(d)	3,011
	Online File Storage
		3,011
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)	2,370
	Advertising on Digital Screens in China's Mass Transit System
		2,370
Information: Total		5,332,818
Industrial Goods & Services 18.7%
	> Machinery 11.1%
6,750,000	Ametek	327,442
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	300,132
	Industrial Air Filtration
3,125,000	Nordson	170,344
	Dispensing Systems for Adhesives & Coatings
3,725,000	Kennametal	165,874
	Consumable Cutting Tools
3,100,000	Pentair	147,591
	Pumps & Water Treatment
2,775,000	Moog (a)(b)	119,020
	Motion Control Products for Aerospace, Defense & Industrial Markets
2,325,000	Clarcor	114,134
	Mobile & Industrial Filters
1,800,000	Pall	107,334
	Filtration & Fluids Clarification
2,450,000	Heico (b)	98,368
	FAA Approved Aircraft Replacement Parts
2,200,000	ESCO Technologies (b)	80,894
	Automatic Electric Meter Readers
2,675,000	Oshkosh Corporation (a)	61,980
	Specialty Truck Manufacturer
950,000	WABCO Holdings (a)	57,456
	Truck & Bus Component Supplier
805,000	Toro	57,244
	Turf Maintenance Equipment
435,000	Valmont Industries	51,073
	Center Pivot Irrigation Systems & Utility Poles
600,000	Wabtec	45,222
	Freight & Transit Component Supplier
1,776,000	Generac (a)	43,601
	Standby Power Generators
900,000	Polypore International (a)(d)	31,644
	Battery Separators & Filtration Media
166,419	Middleby (a)	16,838
	Manufacturer of Cooking Equipment
210,000	Neopost (France)	13,505
	Postage Meter Machines
501,000	Kaydon	12,781
	Specialized Friction & Motion Control Products

Number of Shares		Value (000)
10,000,000	Marel (Iceland)	$11,735
	Largest Manufacturer of Poultry & Fish Processing Equipment
3,450,000	Jain Irrigation Systems (India)	6,656
172,500	Jain Irrigation Systems - DVR (India) (a)	162
	Agricultural Micro-irrigation Systems & Food Processing
1,000,000	Spartan Motors	5,290
	Specialty Truck & Chassis Manufacturer
		2,046,320
	> Industrial Materials & Specialty Chemicals 2.1%
1,750,000	Albemarle	111,860
	Refinery Catalysts & Other Specialty Chemicals
760,000	FMC Corporation	80,454
	Niche Specialty Chemicals
1,880,000	Drew Industries (a)(b)	51,343
	RV & Manufactured Home Components
1,525,000	Novozymes (Denmark)	44,415
	Industrial Enzymes
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	39,485
	Producer of Specialty Fertilizers, Lithium & Iodine
2,218,700	Kansai Paint (Japan)	22,493
	Paint Producer in Japan, India, China & Southeast Asia
900,000	Albany International	20,655
	Paper Machine Clothing & Advanced Textiles
260,000	Mersen (France)	9,215
	Advanced Industrial Materials
200,000	Silgan Holdings	8,840
	Metal & Plastic Packaging
		388,760
	> Other Industrial Services 1.9%
3,050,000	Expeditors International of Washington	141,855
	International Freight Forwarder
1,601,465	Imtech (Netherlands)	51,197
	Electromechanical & ICT Installation & Maintenance
1,300,000	Forward Air	47,671
	Freight Transportation Between Airports
1,350,000	LKQ (a)	42,079
	Alternative Auto Parts Distribution
1,600,000	Mobile Mini (a)	33,792
	Portable Storage Units Leasing
1,500,000	Acorn Energy (b)	16,305
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
750,000	UTI Worldwide	12,923
	Freight Forwarding & Logistics
		345,822
	> Construction 0.9%
1,725,000	Chicago Bridge & Iron	74,503
	Engineering & Construction for LNG & Petrochemicals

28

Number of Shares		Value (000)
	> Construction—continued
66,000	NVR (a)	$47,938
	DC Homebuilder
1,350,000	Fortune Brands Home & Security (a)	29,794
	Home Building Supplies & Small Locks
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)	22,877
	Civil Engineering & Construction
		175,112
	> Electrical Components 0.7%
1,440,000	Acuity Brands	90,475
	Commercial Lighting Fixtures
1,500,000	Ushio (Japan)	21,249
	Industrial Light Sources
351,000	Saft Batteries (France)	11,375
	Niche Battery Manufacturer
		123,099
	> Waste Management 0.6%
2,400,000	Waste Connections	78,072
	Solid Waste Management
560,000	Clean Harbors (a)	37,705
	Hazardous Waste Services & Disposal
		115,777
	> Outsourcing Services 0.6%
2,800,000	Quanta Services (a)	58,520
	Electrical & Telecom Construction Services
1,210,000	Insperity	37,074
	Professional Employer Organization
600,000	GP Strategies (a)	10,500
	Training Programs
		106,094
	> Industrial Distribution 0.3%
2,399,751	Interline Brands (a)(b)	51,859
	Industrial Distribution
		51,859
	> Conglomerates 0.3%
2,263,654	Aalberts Industries (Netherlands)	46,795
	Flow Control & Heat Treatment
		46,795
	> Steel 0.2%
3,750,000	GrafTech International (a)	44,775
	Industrial Graphite Materials Producer
		44,775
Industrial Goods & Services: Total		3,444,413
Consumer Goods & Services 16.4%
	> Retail 5.0%
4,922,800	lululemon athletica (a)	367,635
	Premium Active Apparel Retailer
3,460,000	Abercrombie & Fitch	171,651
	Teen Apparel Retailer
3,370,000	Shutterfly (a)(b)	105,582
	Internet Photo-centric Retailer
5,600,000	Pier 1 Imports (a)(b)	101,808
	Home Furnishing Retailer

Number of Shares		Value (000)
5,225,000	Saks (a)	$60,662
	Luxury Department Store Retailer
392,500	Fossil (a)	51,802
	Watch Designer & Retailer
525,000	DSW	28,754
	Branded Footwear Retailer
971,500	Teavana (a)(d)	19,158
	Specialty Tea Retailer
1,371,366	Gaiam (a)(b)	5,458
	Healthy Living Catalogs & E-Commerce
300,000	American Eagle Outfitters	5,157
	Teen Apparel Retailer
66,000	The Fresh Market (a)	3,165
	Specialty Food Retailer
		920,832
	> Apparel 3.0%
2,100,000	Coach	162,288
	Designer & Retailer of Branded Leather Accessories
1,660,000	PVH	148,288
	Apparel Wholesaler & Retailer
2,190,000	Warnaco Group (a)(b)	127,896
	Global Branded Apparel Manufacturer
1,140,000	Deckers Outdoor (a)	71,877
	Fashion Footwear Wholesaler
600,000	Steven Madden (a)	25,650
	Wholesaler/Retailer of Fashion Footwear
393,452	True Religion Apparel (a)	10,780
	Premium Denim
		546,779
	> Travel 2.5%
3,850,000	Gaylord Entertainment (a)(b)	118,580
	Convention Hotels
1,430,000	Vail Resorts	61,847
	Ski Resort Operator & Developer
3,750,000	Hertz (a)	56,400
	Largest U.S. Rental Car Operator
3,800,000	Avis Budget Group (a)	53,770
	Second Largest Car Rental Company
1,450,000	Expedia (d)	48,488
	Online Travel Services Company
1,600,000	HomeAway (a)	40,592
	Vacation Rental Online Marketplace
2,000,000	Localiza Rent A Car (Brazil)	36,813
	Car Rental
970,000	Choice Hotels	36,220
	Franchisor of Budget Hotel Brands
		452,710
	> Food & Beverage 1.2%
2,340,000	Monster Beverage (a)	145,290
	Alternative Beverages
32,000,000	Olam International (Singapore)	60,136
	Agriculture Supply Chain Manager
240,000	Snyder's-Lance	6,204
	Snack Foods
45,500	Annie's (a)	1,585
	Developer & Marketer of Natural & Organic Food

29

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Food & Beverage—continued
1,678,125	GLG Life Tech (Canada) (a)(b)(d)	$1,326
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		214,541
	> Other Consumer Services 0.8%
2,190,000	Lifetime Fitness (a)(b)	110,748
	Sport & Fitness Club Operator
13,500,000	Lifestyle International (Hong Kong)	34,392
	Mid to High-end Department Store Operator in Hong Kong & China
1,062,500	Move (a)	10,317
	Real Estate Internet Websites
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	954
	Provide Real Estate Services in China
		156,411
	> Furniture & Textiles 0.8%
4,200,000	Knoll (b)	69,888
	Office Furniture
2,250,000	Herman Miller	51,660
	Office Furniture
1,750,000	Interface	24,413
	Modular & Broadloom Carpet
215,000	Caesarstone (Israel) (a)	2,511
	Quartz Countertops
		148,472
	> Consumer Goods Distribution 0.8%
2,015,000	Pool	75,401
	Distributor of Swimming Pool Supplies & Equipment
1,528,500	GNC Holdings	53,329
	Specialty Retailer of Health + Wellness Products
625,000	United Stationers	19,394
	Wholesale Distributor of Business Products
		148,124
	> Casinos & Gaming 0.8%
3,950,000	Pinnacle Entertainment (a)(b)	45,464
	Regional Casino Operator
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	40,830
	Macau Casino Operator
850,000	Penn National Gaming (a)	36,533
	Regional Casino Operator
12,000,000	MGM China Holdings (Hong Kong) (d)	21,906
	Macau Casino Operator
		144,733
	> Other Durable Goods 0.5%
1,500,000	Jarden	60,345
	Branded Household Products
460,000	Cavco Industries (a)(b)	21,427
	Manufactured Homes
400,000	Tesla Motors (a)	14,896
	Design, Manufacture and Sell High-performance Electric Vehicles
		96,668

Number of Shares		Value (000)
	> Restaurants 0.3%
2,000,000	AFC Enterprises (a)(b)	$33,920
	Popeye's Restaurants
675,000	Bravo Brio Restaurant Group (a)	13,473
	Upscale Casual Italian Restaurants
450,000	Cheesecake Factory (a)	13,226
	Casual Dining Restaurants
		60,619
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(b)	54,416
	Personal Care, Housewares, Healthcare & Home Environment Products
		54,416
	> Educational Services 0.3%
800,000	New Oriental Education & Technology - ADR (China) (a)	21,968
	Education Service Provider
300,000	ITT Educational Services (a)(d)	19,842
	Postsecondary Degree Services
612,205	Universal Technical Institute	8,075
	Vocational Training
2,000,000	Voyager Learning, Contingent Value Rights (a)(e)(f)	220
	Education Services for the K-12 Market
		50,105
	> Leisure Products 0.1%
1,290,000	Skullcandy (a)(d)	20,421
	Lifestyle Branded Headphones
		20,421
	> Other Entertainment —%
265,000	CTS Eventim (Germany)	9,154
	Event Ticket Sales
		9,154
Consumer Goods & Services: Total		3,023,985
Finance 10.2%
	> Banks 4.2%
2,691,414	BOK Financial	151,473
	Tulsa-based S.W. Bank
6,287,800	Associated Banc-Corp	87,778
	Midwest Bank
2,337,313	Hancock Holding	82,998
	Gulf Coast Bank
5,070,000	Valley National Bancorp	65,657
	New Jersey/New York Bank
1,175,000	City National	61,652
	Bank & Asset Manager
2,860,000	MB Financial (b)	60,031
	Chicago Bank
810,000	SVB Financial Group (a)	52,115
	Bank to Venture Capitalists
3,400,000	CVB Financial	39,916
	Inland Empire Business Bank
2,200,000	TCF Financial	26,158
	Great Lakes Bank
700,000	Wintrust Financial	25,053
	Chicago & Milwaukee Full Service Bank

30

Number of Shares		Value (000)
	> Banks—continued
1,350,000	TriCo Bancshares (b)	$23,517
	California Central Valley Bank
4,299,507	First Busey	21,240
	Illinois Bank
1,121,188	Sandy Spring Bancorp	20,372
	Baltimore, D.C. Bank
811,295	Hudson Valley	13,086
	Metro New York City Bank
2,136,500	TrustCo Bank	12,199
	New York State Bank
706,559	Eagle Bancorp (a)	11,828
	Metro D.C. Bank
1,000,000	First Commonwealth	6,120
	Western Pennsylvania Bank
500,000	Oriental Financial Group	6,050
	Puerto Rican Bank
246,505	Pacific Continental Bank	2,322
	Pacific N.W. Bank
152,569	Green Bankshares (a)	258
	Tennessee Bank
		769,823
	> Insurance 2.6%
2,820,000	Leucadia National	73,602
	Insurance Holding Company
8,900,000	CNO Financial Group (a)	69,242
	Life, Long Term Care & Medical Supplement Insurance
2,764,000	Tower Group (b)	61,997
	Commercial & Personal Lines Insurance
833,000	Allied World Holdings	57,202
	Commercial Lines Insurance/Reinsurance
1,120,000	The Hanover Insurance Group	46,054
	Personal & Commercial Lines Insurance
2,050,000	Selective Insurance Group	36,100
	Commercial & Personal Lines Insurance
1,100,000	HCC Insurance Holdings	34,287
	Specialty Insurance
832,000	Willis Group (Ireland)	29,103
	Insurance Broker
925,000	Kemper	28,009
	Multi-line Insurance
250,000	Enstar Group (a)	24,748
	Insurance/Reinsurance & Related Services
900,000	Brown & Brown	21,402
	Insurance Broker
500,000	Assured Guaranty	8,260
	Global Muni Bond Insurance
		490,006
	> Finance Companies 1.4%
1,459,555	World Acceptance (a)(b)	89,398
	Personal Loans
2,150,000	McGrath Rentcorp (b)	69,037
	Temporary Space & IT Rentals
3,400,000	H & E Equipment Services (a)(b)	64,328
	Heavy Equipment Leasing
1,123,400	CAI International (a)(b)	20,423
	International Container Leasing

Number of Shares		Value (000)
1,091,000	Marlin Business Services (b)	$16,430
	Small Equipment Leasing
422,500	Regional Management (a)	7,098
	Consumer Loans
78,500	Textainer Group Holdings	2,661
	Top International Container Leaser
		269,375
	> Brokerage & Money Management 1.3%
6,198,000	SEI Investments	128,237
	Mutual Fund Administration & Investment Management
3,700,000	Eaton Vance	105,746
	Specialty Mutual Funds
1,000,000	Artio Global Investors (d)	4,770
	International Asset Manager
		238,753
	> Credit Cards 0.5%
550,000	Alliance Data Systems (a)	69,278
	Diversified Credit Card Provider
275,000	Wright Express (a)	17,801
	Pay Card Processor
		87,079
	> Savings & Loans 0.2%
400,000	Financial Engines (a)	8,944
	Asset Management for 401k Plans
1,010,000	Provident New York Bancorp	8,545
	New York State Thrift
470,000	ViewPoint Financial	7,229
	Texas Thrift
452,146	Kaiser Federal	6,325
	Los Angeles Savings & Loan
65,991	Berkshire Hills Bancorp	1,512
	Northeast Thrift
		32,555
Finance: Total		1,887,591
Health Care 8.7%
	> Biotechnology & Drug Delivery 4.1%
2,290,000	Alexion Pharmaceuticals (a)	212,649
	Biotech Focused on Orphan Diseases
4,315,000	BioMarin Pharmaceutical (a)	147,789
	Biotech Focused on Orphan Diseases
6,153,000	Seattle Genetics (a)(b)(d)	125,398
	Antibody-based Therapies for Cancer
3,250,000	Auxilium Pharmaceuticals (a)(b)	60,352
	Biotech Focused on Niche Disease Areas
2,950,000	InterMune (a)	43,277
	Drugs for Pulmonary Fibrosis & Hepatitis C
6,000,000	NPS Pharmaceuticals (a)(b)	41,040
	Orphan Drugs & Healthy Royalties
1,000,000	Onyx Pharmaceuticals (a)	37,680
	Commercial-stage Biotech Focused on Cancer
3,430,000	Isis Pharmaceuticals (a)	30,081
	Biotech Pioneer in Antisense Drugs
4,200,000	Raptor Pharmaceutical (a)(b)(d)	28,392
	Orphan Drug Company

31

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
5,750,000	Chelsea Therapeutics International (a)(b)	$14,720
	Biotech Focused on Rare Diseases
2,990,000	Anthera Pharmaceuticals (a)(b)	6,608
	Biotech Focused on Cardiovascular, Cancer & Immunology
180,167	Synageva Biopharma (a)	6,463
	Biotech Focused on Orphan Diseases
359,944	MicroDose Therapeutx (a)(e)(f)	270
	Drug Inhaler Development
		754,719
	> Medical Supplies 2.1%
3,900,000	Cepheid (a)(b)	163,137
	Molecular Diagnostics
950,000	Henry Schein (a)	71,896
	Largest Distributor of Healthcare Products
2,126,000	Patterson Companies	71,008
	Dental/Vet/Med Distributor
1,136,500	DENTSPLY International	45,608
	Leading Dental Supplies Manufacturer
375,000	Techne	26,287
	Cytokines, Antibodies & Other Reagents for Life Science
		377,936
	> Medical Equipment & Devices 1.3%
1,873,800	Hill-Rom Holdings	62,604
	Hospital Beds/Patient Handling
760,000	Gen-Probe (a)	50,472
	Molecular In-vitro Diagnostics
550,000	Haemonetics (a)	38,324
	Blood & Plasma Collection Equipment
675,000	Sirona Dental Systems (a)	34,789
	Manufacturer of Dental Equipment
950,000	PerkinElmer Inc.	26,277
	Analytical Instruments for Life Sciences
570,000	Orthofix International (a)	21,421
	Bone Fixation & Stimulation Devices
2,525,000	Pacific Biosciences of California (a)	8,635
	Genome Sequencing
		242,522
	> Health Care Services 0.7%
665,000	Mednax (a)	49,456
	Physician Management for Pediatric & Anesthesia Practices
4,900,000	eResearch Technology (a)(b)	38,318
	Clinical Research Services
1,200,000	Allscripts Healthcare Solutions (a)	19,920
	IT for Physician Offices & Hospitals
825,000	HealthSouth (a)	16,896
	Inpatient Rehabilitation Facilities
1,875,000	Health Management Associates (a)	12,600
	Non-urban Hospitals
		137,190
	> Pharmaceuticals 0.5%
4,000,000	Akorn (a)	46,800
	Develops, Manufactures & Sells Specialty Generic Drugs

Number of Shares		Value (000)
3,388,000	Adcock Ingram Holdings (South Africa)	$25,926
	Manufacturer of Pharmaceuticals & Medical Supplies
2,040,000	Alimera Sciences (a)(b)	6,895
	Ophthalmology-focused Pharmaceutical Company
1,095,000	Horizon Pharma (a)	4,533
	Specialty Pharmaceutical Company
		84,154
Health Care: Total		1,596,521
Energy & Minerals 8.6%
	> Oil Services 3.9%
5,298,000	FMC Technologies (a)	267,125
	Oil & Gas Well Head Manufacturer
1,988,054	Fugro (Netherlands)	141,641
	Sub-sea Oilfield Services
2,114,000	Atwood Oceanics (a)	94,898
	Offshore Drilling Contractor
743,000	Oil States International (a)	57,999
	Diversified North American Oil Service Provider
1,670,000	ShawCor (Canada)	52,572
	Oil & Gas Pipeline Products
1,000,000	Hornbeck Offshore (a)	42,030
	Supply Vessel Operator in U.S. Gulf of Mexico
1,056,600	Black Diamond Group (Canada)	21,059
	Provides Accommodations/Equipment for Oil Sands Development
585,000	Rowan (a)	19,264
	Contract Offshore Driller
2,890,900	Horizon North Logistics (Canada)	18,114
	Provides Diversified Oil Service Offering in Northern Canada
4,435,000	Tuscany International Drilling (Colombia) (a)	3,335
	South America-based Drilling Rig Contractor
		718,037
	> Oil & Gas Producers 3.1%
4,250,000	Pacific Rubiales Energy (Colombia)	124,162
	Oil Production & Exploration in Colombia
900,000	SM Energy	63,693
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	49,221
	Oil Producer Using Co2 Injection
974,000	Rosetta Resources (a)	47,492
	Oil & Gas Producer Exploring in South Texas & Montana
1,697,000	Tullow Oil (United Kingdom)	41,448
	Oil & Gas Producer
695,000	Range Resources	40,407
	Oil & Gas Producer
650,000	Baytex (Canada)	33,749
	Oil & Gas Producer in Canada
2,160,000	Athabasca Oil Sands (Canada) (a)	24,016
	Oil Sands SAGD & Alberta Deep Basin Development
1,140,000	Celtic Exploration (Canada) (a)	16,618
	Canadian Oil & Gas Producer

32

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
550,000	Swift Energy (a)	$15,966
	Oil & Gas Exploration & Production
500,000	Cabot Oil and Gas	15,585
	Large Natural Gas Producer in Appalachia & Gulf Coast
1,547,000	Crew Energy (Canada) (a)	14,765
	Canadian Oil & Gas Producer
340,000	Petroleum Development Corporation (a)	12,611
	Oil & Gas Producer in U.S.
7,582,928	PetroMagdalena Energy (Colombia) (a)(b)(d)	12,164
	Oil & Gas Exploration/Production in Colombia
1,100,000	Kodiak Oil and Gas (a)	10,956
	Bakken Oil & Gas Producer
37,500,000	Petromanas (Canada) (a)(b)	8,647
18,750,000	Petromanas - Warrants (Canada) (a)(e)	92
	Exploring for Oil in Albania
200,000	Approach Resource (a)	7,390
	Oil & Gas Producer in West Texas Permian
27,000,000	Shamaran Petroleum (Iraq) (a)	6,903
	Oil Exploration in Kurdistan
26,000,000	Petrodorado (Colombia) (a)(b)	5,995
24,000,000	Petrodorado - Warrants (Colombia) (a)(e)(f)	941
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
1,198,100	Pan Orient (Canada) (a)	4,889
	Growth-oriented, Return-focused Asian Explorer
5,917,100	Canacol (Colombia) (a)	4,686
	Oil Producer in South America
25,000,000	Petroamerica (Colombia) (a)	4,010
	Oil Exploration & Production in Colombia
41,100,000	Quetzal Energy (Colombia) (a)(b)(e)	2,176
8,900,000	Quetzal Energy (Colombia) (a)(b)	491
	Explores for Oil & Gas in Latin America
393,600	Houston American Energy (a)	2,054
	Oil & Gas Exploration/Production in Colombia
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,779
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(e)(f)	106
	Oil & Gas Exploration/Production in the North Sea
		573,012
	> Mining 1.3%
442,000	Core Laboratories (Netherlands)	58,154
	Oil & Gas Reservoir Consulting
1,600,000	Silver Wheaton (Canada)	53,120
	Silver Mining Royalty Company
15,000,000	Zhaojin Mining Industry (China)	25,231
	Gold Mining & Refining in China
4,432,000	Northam Platinum (South Africa)	19,713
	Platinum Mining in South Africa
2,800,000	Alexco Resource (a)	19,544
	Mining, Exploration & Environmental Services

Number of Shares		Value (000)
1,150,000	Ivanhoe Mines (Mongolia) (a)	$18,090
	Copper Mine Project in Mongolia
7,500,000	Duluth Metals (Canada) (a)(b)(d)	17,068
	Copper & Nickel Miner
920,000	Kirkland Lake Gold (Canada) (a)	13,300
	Gold Mining
12,000,000	Mongolian Mining (Mongolia) (a)	11,421
	Coking Coal Mining in Mongolia
800,000	Augusta Resource (a)	2,184
	US Copper/Moly Mine
4,000,000	Wolverine Minerals (Canada) (a)(b)(e)	674
2,000,000	Wolverine Minerals - Warrants (Canada) (a)(e)(f)	30
	Gold Miner
500,000	Duluth Exploration - Special Warrants (Canada) (a)(e)(f)	45
	Copper & Nickel Miner
		238,574
	> Alternative Energy 0.1%
2,000,000	GT Solar International (a)	16,540
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
1,210,300	Synthesis Energy Systems (China) (a)	1,779
	Owner/Operator of Gasification Plants
		18,319
	> Oil Refining, Marketing & Distribution 0.1%
300,000	Vopak (Netherlands)	17,283
	World's Largest Operator of Petroleum & Chemical Storage Terminals
		17,283
	> Agricultural Commodities 0.1%
1,250,000	Union Agriculture Group (Argentina) (a)(e)(f)	13,275
	Farmland Operator in Uruguay
		13,275
Energy & Minerals: Total		1,578,500
Other Industries 5.8%
	> Real Estate 3.6%
3,700,000	Dupont Fabros Technology (b)	90,465
	Technology-focused Office Buildings
750,000	Federal Realty Investment Trust	72,592
	Shopping Centers
3,700,000	Associated Estates Realty (b)	60,458
	Multifamily Properties
1,850,000	Extra Space Storage	53,262
	Self Storage Facilities
720,000	Digital Realty Trust	53,258
	Technology-focused Office Buildings
2,450,000	Biomed Realty Trust	46,501
	Life Science-focused Office Buildings
975,000	Post Properties	45,689
	Multifamily Properties
770,000	Kilroy Realty	35,890
	West Coast Office & Industrial Properties
3,000,000	Education Realty Trust	32,520
	Student Housing

33

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Real Estate—continued
43,000,000	Mapletree Logistics Trust (Singapore)	$32,348
	Industrial Property Landlord
325,000	Jones Lang LaSalle	27,076
	Real Estate Services
1,300,000	St. Joe (a)(d)	24,713
	Florida Panhandle Landowner
15,000,000	Ascendas REIT (Singapore)	24,130
	Industrial Property Landlord
3,750,000	DCT Industrial Trust	22,125
	Industrial Properties
3,500,000	Kite Realty Group (b)	18,445
	Community Shopping Centers
2,000,031	Summit Hotel Properties (b)	15,160
	Owner of Select Service Hotels
2,800	Orix JREIT (Japan)	13,084
	Diversified REIT
		667,716
	> Transportation 1.3%
1,155,000	JB Hunt Transport Services	62,797
	Truck & Intermodal Carrier
2,800,000	Rush Enterprises, Class A (a)(b)	59,416
550,000	Rush Enterprises, Class B (a)(b)	9,565
	Truck Sales & Service
1,260,000	World Fuel Services	51,660
	Global Fuel Broker
2,400,000	Heartland Express	34,704
	Regional Trucker
400,000	Genesee & Wyoming (a)	21,832
	Short-line Operator
		239,974
	> Regulated Utilities 0.9%
2,000,000	Northeast Utilities	74,240
	Regulated Electric Utility
1,660,000	Wisconsin Energy	58,399
	Wisconsin Utility
500,000	Allete	20,745
	Regulated Electric Utility in Minnesota
200,000	Red Eléctrica de España (Spain)	9,786
	Spanish Power Transmission
		163,170
Other Industries: Total		1,070,860
Total Equities: 97.4% (Cost: $10,807,922)		17,934,688

Number of Shares		Value (000)
Securities Lending Collateral 0.9%
169,250,625	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (g)	$169,251
Total Securities Lending Collateral: (Cost: $169,251)		169,251
Total Investments: 98.3% (Cost: $10,977,173)(h)(i)		18,103,939	(j)
Obligation to Return Collateral for Securities Loaned: (0.9)%		(169,251)
Cash and Other Assets Less Liabilities: 2.6%		480,744
Total Net Assets: 100.0%		$18,415,432

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

34

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
AboveNet	1,400,000	-	-	1,400,000	$115,920	$-
Acorn Energy	1,500,000	-	-	1,500,000	16,305	128
AFC Enterprises	2,000,000	-	-	2,000,000	33,920	-
Alimera Sciences	2,040,000	-	-	2,040,000	6,895	-
Anthera Pharmaceuticals	1,740,000	1,250,000	-	2,990,000	6,608	-
Associated Estates Realty	3,700,000	-	-	3,700,000	60,458	629
Auxilium Pharmaceuticals	3,033,715	216,285	-	3,250,000	60,352	-
Bally Technologies	3,725,000	-	-	3,725,000	174,144	-
CAI International	1,123,400	-	-	1,123,400	20,423	-
Cavco Industries	460,000	-	-	460,000	21,427	-
Cepheid	3,200,000	700,000	-	3,900,000	163,137	-
Chelsea Therapeutics International	4,550,000	1,200,000	-	5,750,000	14,720	-
Cogent Communications*	2,520,000	-	320,000	2,200,000	41,976	-
Constant Contact	2,350,000	-	-	2,350,000	70,006	-
Donaldson**	4,200,000	4,200,000	-	8,400,000	300,132	672
Drew Industries	1,500,000	380,000	-	1,880,000	51,343	-
Duluth Metals	7,500,000	-	-	7,500,000	17,068	-
Dupont Fabros Technology	3,350,000	350,000	-	3,700,000	90,465	378
eResearch Technology	4,900,000	-	-	4,900,000	38,318	-
ESCO Technologies	2,200,000	-	-	2,200,000	80,894	176
Gaiam	1,371,366	-	-	1,371,366	5,458	-
Gaylord Entertainment	3,850,000	-	-	3,850,000	118,580	-
General Communications	2,000,000	-	-	2,000,000	17,440	-
GLG Life Tech	1,750,000	-	71,875	1,678,125	1,326	-
H & E Equipment Services	3,400,000	-	-	3,400,000	64,328	-
Hackett Group+	4,500,000	-	650,793	3,849,207	22,980	-
Heico	2,250,000	200,000	-	2,450,000	98,368	135
Helen of Troy	1,600,000	-	-	1,600,000	54,416	-
Horizon Pharma*	1,095,000	-	-	1,095,000	4,533	-
iGATE	3,400,000	-	-	3,400,000	56,984	-
II-VI	4,550,000	-	-	4,550,000	107,607	-
Interline Brands	2,600,000	-	200,249	2,399,751	51,859	-
IPG Photonics	2,780,000	-	-	2,780,000	144,699	-
IXYS	1,900,000	-	-	1,900,000	25,080	-
Kenexa	1,700,000	-	-	1,700,000	53,108	-
Kite Realty Group	3,500,000	-	-	3,500,000	18,445	210
Knoll	4,200,000	-	-	4,200,000	69,888	420
Lifetime Fitness	2,190,000	-	-	2,190,000	110,748	-
lululemon athletica*	5,740,000	-	817,200	4,922,800	367,635	-
Marlin Business Services	1,091,000	-	-	1,091,000	16,430	65
MB Financial	2,360,000	500,000	-	2,860,000	60,031	26
McGrath Rentcorp	2,150,000	-	-	2,150,000	69,037	495
Mettler Toledo	1,600,000	-	-	1,600,000	295,600	-
Micromet*	6,702,347	64,547	6,766,894	-	-	-
Moog	2,775,000	-	-	2,775,000	119,020	-
Navigant Consulting	2,800,000	-	-	2,800,000	38,948	-
NPS Pharmaceuticals	6,000,000	-	-	6,000,000	41,040	-
Pericom Semiconductor	1,765,000	-	-	1,765,000	14,279	-
Petroamerica*	30,275,000	-	5,275,000	25,000,000	4,010	-
Petrodorado	26,000,000	-	-	26,000,000	5,995	-
PetroMagdalena Energy	7,582,928	-	-	7,582,928	12,164	-
Petromanas	37,500,000	-	-	37,500,000	8,647	-
Pier 1 Imports	5,600,000	-	-	5,600,000	101,808	-
Pinnacle Entertainment	3,950,000	-	-	3,950,000	45,464	-
Quetzal Energy	50,000,000	-	-	50,000,000	2,667	-
Raptor Pharmaceutical	3,455,000	745,000	-	4,200,000	28,392	-
Rush Enterprises	3,350,000	-	-	3,350,000	68,981	-
Salem Communications*	1,527,700	-	1,527,700	-	-	-

35

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
Seattle Genetics	6,153,000	-	-	6,153,000	$125,398	$-
Shutterfly	3,070,000	300,000	-	3,370,000	105,582	-
SPS Commerce	900,000	-	-	900,000	24,192	-
Summit Hotel Properties	1,500,000	500,031	-	2,000,031	15,160	188
Tower Group	1,675,000	1,089,000	-	2,764,000	61,997	518
TriCo Bancshares	1,350,000	-	-	1,350,000	23,517	122
True Religion Apparel*	1,507,000	-	1,113,548	393,452	10,780	-
tw telecom	9,500,000	-	-	9,500,000	210,520	-
Tyler Technologies	1,700,000	-	-	1,700,000	65,297	-
Virtusa	2,125,000	-	-	2,125,000	36,699	-
Warnaco Group	2,190,000	-	-	2,190,000	127,896	-
Wolverine Minerals	4,000,000	-	-	4,000,000	674	-
World Acceptance	1,505,202	-	45,647	1,459,555	89,398	-
Total of Affiliated Transactions	345,027,658	11,694,863	16,788,906	339,933,615	$4,607,616	$4,162

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

**  Includes the effects of a 2:1 stock split.

+  Includes the effects of a corporate action.

  The aggregate cost and value of these companies at March 31, 2012, were $2,743,348 and $4,178,682, respectively. Investments in affiliated companies represented 22.69% of the Fund's total net assets at March 31, 2012.

(c)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $15,780, which represented 0.09% of total net assets.

(d)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $166,411.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $19,608, which represented 0.11% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
Quetzal Energy	1/14/11	41,100,000	5,193	2,176
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	1,779
Petrodorado - Warrants	11/20/09	24,000,000	2,965	941
Wolverine Minerals	6/3/11	4,000,000	2,005	674
MicroDose Therapeutx	11/24/00	359,944	2,005	270
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	-	220
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	106
Petromanas - Warrants	5/20/10	18,750,000	1,086	92
Duluth Exploration - Special Warrants	8/19/11	500,000	-	45
Wolverine Minerals - Warrants	6/3/11	2,000,000	243	30
			$32,614	$19,608

(f)  Illiquid security.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At March 31, 2012, for federal income tax purposes, the cost of investments was $10,977,173 and net unrealized appreciation was $7,126,766 consisting of gross unrealized appreciation of $7,687,302 and gross unrealized depreciation of $(560,536).

36

> Notes to Statement of Investments (dollar values in thousands)

(i)  On March 31, 2012, the market value of foreign securities represented 9.36% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$315,070	1.71
Canada	306,968	1.67
Colombia	157,960	0.86
Singapore	144,270	0.78
Sweden	100,243	0.54
Hong Kong	97,128	0.53
Japan	72,621	0.39
China	69,964	0.38
Brazil	59,690	0.32
France	47,758	0.26
South Africa	45,639	0.25
Denmark	44,415	0.24
United Kingdom	43,333	0.24
	Value	Percentage of Net Assets
Chile	$39,485	0.21
Israel	33,951	0.18
Mongolia	29,511	0.16
Ireland	29,103	0.16
India	19,969	0.12
Russia	15,780	0.09
Argentina	13,275	0.07
Iceland	11,735	0.06
Spain	9,786	0.05
Germany	9,154	0.05
Iraq	6,903	0.04
Total Foreign Portfolio	$1,723,711	9.36

(j)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

37

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,051,628	$281,190	$-	$5,332,818
Industrial Goods & Services	3,205,616	238,797	-	3,444,413
Consumer Goods & Services	2,898,177	125,588	220	3,023,985
Finance	1,887,591	-	-	1,887,591
Health Care	1,570,325	25,926	270	1,596,521
Energy & Minerals	1,302,645	262,535	13,320	1,578,500
Other Industries	991,512	79,348	-	1,070,860
Total Equities	16,907,494	1,013,384	13,810	17,934,688
Total Securities Lending Collateral	169,251	-	-	169,251
Total Investments	$17,076,745	$1,013,384	$13,810	$18,103,939

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager's experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Tranfers Out
Level 1	Level 2	Level 1	Level 2
$-	$115,086	$115,086	$-

  Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

  The following table reconciles asset balances for the period ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Consumer Goods & Services	$180	$-	$40	$-	$-	$-	$-	$220
Health Care	270	-	-	-	-	-	-	270
Energy & Minerals	12,507	-	813	-	-	-	-	13,320
	$12,957	$-	$853	$-	$-	$-	$-	$13,810

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $853.

38

> Notes to Statement of Investments (dollar values in thousands)

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

39

Columbia Acorn International Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Asia
> Japan
Daiseki	1,277,429	1,427,129
Disco	306,000	480,000
Doshisha	24,000	750,600
FP Corporation	254,000	339,000
Glory	1,055,562	1,694,562
Horiba	0	257,800
Nihon Parkerizing	0	145,700
Park24	2,263,000	3,029,900
Sanrio	0	500,000
Start Today	527,001	1,718,724
> Taiwan
Chroma Ate	9,857,400	10,277,000
CTCI Corp	13,957,000	18,571,200
MStar Semiconductor	0	2,930,000
St. Shine Optical	2,450,000	2,492,300
Taiwan Hon Chuan	10,357,000	11,200,000
Taiwan Mobile	6,647,000	10,329,000
Tripod Technologies	10,147,270	12,218,270
> Hong Kong
Lifestyle International	17,000,000	18,000,000
Melco International	7,419,000	8,000,000
Sasa International	37,703,800	38,000,000
> Singapore
CDL Hospitality Trust	18,000,000	20,000,000
Mapletree Commercial Trust	32,300,000	35,000,000
> China
Digital China	12,446,800	13,570,200
Want Want	19,410,400	26,565,000
> India
Redington India	0	1,477,269
United Breweries	1,500,251	2,262,300
> Korea
Grand Korea Leisure	0	1,134,000
Hana Tour Service	0	182,000
Handsome	61,600	471,971
Hyundai Home Shopping	0	10,090
iMarketKorea	0	570,990
> Mongolia
Mongolian Mining	35,923,500	42,636,400
> Indonesia
Tower Bersama Infrastructure	13,942,000	48,560,000
> Cambodia
Nagacorp	42,522,600	50,000,000

	Number of Shares
	12/31/11	03/31/12
Europe
> United Kingdom
BBA Aviation	0	3,167,139
Greggs	467,193	1,060,885
Rightmove	0	548,000
> Netherlands
TKH Group	0	403,800
> Switzerland
Dufry Group	324,000	360,000
Geberit	225,650	255,000
Partners Group	265,000	280,000
Zehnder	0	236,217
> Italy
Geox	5,300,000	5,800,000
Pirelli	1,756,000	2,661,000
> Denmark
Solar A/S	0	130,651
> Spain
Red Eléctrica de España	494,320	618,320
> Portugal
Redes Energéticas Nacionais	7,770,405	8,531,175
> Kazakhstan
Halyk Savings Bank of Kazakhstan - GDR	1,770,000	3,319,000
Other Countries
> South Africa
Coronation Fund Managers	10,271,492	11,763,907
Northam Platinum	6,943,940	8,679,940
> Canada
Alliance Grain Traders	868,000	984,500
Americas Petrogas	0	1,611,000
> Australia
Challenger Financial	0	4,546,885
Commonwealth Property Office Fund	0	17,451,906
> Israel
Caesarstone	0	125,000
Israel Chemicals	3,085,527	4,706,527
Latin America
> Argentina
Madalena Ventures	0	2,475,000
> Chile
Viña Concha y Toro	0	4,016,878

40

	Number of Shares
	12/31/11	03/31/12
Sales
Asia
> Japan
Gree	1,139,000	246,300
Hamamatsu Photonics	479,854	0
Hoshizaki Electric	1,697,200	1,582,200
Kansai Paint	7,044,100	5,582,600
Miura	636,250	511,450
Pigeon	469,500	0
Shinsei Bank	25,769,649	18,673,649
> Taiwan
Formosa International Hotels	468,917	0
President Chain Store	7,000,000	3,181,000
> Singapore
Ascendas REIT	21,600,000	20,000,000
Mapletree Industrial Trust	39,000,000	28,000,000
Mapletree Logistics Trust	50,000,000	35,000,000
Olam International	33,000,000	27,000,000
> China
China Yurun Food	12,047,000	0
ENN Energy	5,000,000	0
Noah Holdings - ADR	493,398	0
Zhaojin Mining Industry	34,745,554	18,920,554
> India
Manappuram Finance	16,621,332	1,668,793
> Korea
MegaStudy	63,916	0
Woongjin Coway	1,242,590	623,410
> Thailand
Home Product Center	120,000,000	118,000,000
> Philippines
SM Prime Holdings	69,967,000	58,577,000
Europe
> United Kingdom
Chemring	5,700,000	5,654,735
GlobeOp Financial Services	4,150,000	0
Intertek Group	1,480,000	1,460,000
Kesa Electricals	2,533,060	0
Next	446,300	262,300
> Netherlands
Core Laboratories	228,095	177,395
Imtech	1,955,311	1,763,611
Koninklijke TenCate	1,371,573	1,181,073
> Switzerland
Bank Sarasin & Cie	696,331	580,000

	Number of Shares
	12/31/11	03/31/12
> Germany
CTS Eventim	819,889	625,000
Dürr	636,800	500,000
> France
Eurofins Scientific	532,368	418,000
Gemalto	1,193,000	1,073,700
Neopost	555,324	430,000
> Italy
CIR	13,547,300	12,503,754
> Ireland
United Drug	9,074,112	6,750,000
Other Countries
> South Africa
Mr. Price	3,722,083	3,175,083
> United States
FMC Technologies	606,253	461,213
Latin America
> Brazil
Localiza Rent A Car	4,000,000	3,700,000
Mills Estruturas e Servicos de Engenharia	2,303,200	1,880,200
Suzano	6,344,043	0
> Mexico
Grupo Aeroportuario del Sureste - ADR	624,168	600,000
> Chile
Sociedad Quimica y Minera de Chile - ADR	362,996	0

41

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 95.7%
Asia 42.3%
	> Japan 17.3%
5,582,600	Kansai Paint	$56,596
	Paint Producer in Japan, India, China & Southeast Asia
22,694,000	Seven Bank	49,767
	ATM Processing Services
22,300	Wacom (a)	46,834
	Computer Graphic Illustration Devices
2,981,100	Kuraray	42,398
	Special Resin, Fine Chemical, Fibers & Textures
3,029,900	Park24	40,971
	Parking Lot Operator
1,860,438	Aeon Delight	39,233
	Facility Maintenance & Management
1,582,200	Hoshizaki Electric	37,531
	Commercial Kitchen Equipment
1,694,562	Glory	37,164
	Currency Handling Systems & Related Equipment
7,780	Orix JREIT	36,356
	Diversified REIT
2,400,000	NGK Insulators	34,575
	Ceramic Products for Auto, Power & Electronics
937,651	Kintetsu World Express	32,758
	Airfreight Logistics
589,792	Ain Pharmaciez	31,834
	Dispensing Pharmacy/Drugstore Operator
1,718,724	Start Today	31,742
	Online Japanese Apparel Retailer
295,762	Nakanishi	31,399
	Dental Tools & Machinery
16,005	Advance Residence Investment	30,405
	Residential REIT
2,137,272	Japan Airport Terminal	28,174
	Airport Terminal Operator at Haneda
480,000	Disco	26,729
	Semiconductor Dicing & Grinding Equipment
1,427,129	Daiseki	26,533
	Waste Disposal & Recycling
25,979	Jupiter Telecommunications	26,020
	Largest Cable Service Provider in Japan
855,604	Tsumura	24,732
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
18,673,649	Shinsei Bank	24,582
	Commercial Bank
2,600,000	Shimadzu	23,663
	Analytical Instrument, Medical & Industrial Equipment
6,140	Kenedix Realty Investment	22,592
	Tokyo Mid-size Office REIT
1,885,600	Asahi Diamond Industrial	22,292
	Consumable Diamond Tools
857,144	Ibiden	22,164
	Electronic Parts & Ceramics

Number of Shares		Value (000)
5,540	Mori Hills REIT Investment	$22,162
	Tokyo-centric Diversified REIT
1,940,200	Sintokogio	21,723
	Automated Casting Machines, Surface Treatment System & Consumables
750,600	Doshisha	21,581
	Wholesaler
339,000	FP Corporation	21,373
	Disposable Food Trays & Containers
880,474	Aeon Mall	20,567
	Suburban Shopping Mall Developer, Owner & Operator
1,405,739	Ushio	19,914
	Industrial Light Sources
500,000	Sanrio (b)	19,528
	Character Goods & Licensing
772,000	Misumi Group	18,870
	Industrial Components Distributor
1,346,963	Torishima Pump Manufacturing	18,472
	Industrial Pump for Power Generation & Water Supply Systems
732,108	Icom	17,800
	Two Way Radio Communication Equipment
2,417	Fukuoka REIT	17,371
	Diversified REIT in Fukuoka
1,603	Japan Real Estate Investment	14,134
	Office REIT in Tokyo
511,450	Miura	13,302
	Industrial Boiler
257,800	Horiba	8,898
	Measuring Instruments & Analyzers
246,300	Gree (b)	6,206
	Mobile Social Networking Game Developer/Platform
145,700	Nihon Parkerizing	2,166
	Metal Surface Treatment Agents & Processing
		1,091,111
	> Taiwan 6.5%
36,606,000	Far EasTone Telecom	75,238
	Taiwan's Third Largest Mobile Operator
5,614,530	Simplo Technology	42,547
	Battery Packs for Notebook & Tablet PCs
12,218,270	Tripod Technologies	41,172
	Printed Circuit Boards (PCB)
2,492,300	St. Shine Optical	32,412
	World's Leading Disposable Contact Lens OEM
10,329,000	Taiwan Mobile	31,491
	Taiwan's Second-largest Mobile Operator
18,571,200	CTCI Corp	30,790
	International Engineering Firm
5,910,000	Radiant Opto-Electronics	26,393
	LCD Back Light Units & Modules
10,277,000	Chroma Ate	26,310
	Automatic Test Systems, Testing & Measurement Instruments
11,200,000	Taiwan Hon Chuan	25,449
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer

42

Number of Shares		Value (000)
	> Taiwan—continued
6,603,000	Advantech	$22,973
	Industrial PC & Components
2,930,000	MStar Semiconductor	17,953
	ICs for TV, Digital Set-top-box & Handset
3,181,000	President Chain Store	17,745
	Taiwan's Number One Convenience Chain Store Operator
2,595,000	PC Home	14,671
	Taiwanese Internet Retail Company
2,468,300	Lung Yen	7,895
	Funeral Services & Columbaria
		413,039
	> Hong Kong 4.0%
7,000,000	Melco Crown Entertainment - ADR (c)	95,270
	Macau Casino Operator
18,000,000	Lifestyle International	45,856
	Mid to High-end Department Store Operator in Hong Kong & China
15,625,000	L'Occitane International	37,052
	Skin Care & Cosmetics Producer
8,475,000	AAC Technologies	23,083
	Miniature Acoustic Components
12,500,000	MGM China Holdings	22,819
	Macau Casino Operator
38,000,000	Sasa International	22,050
	Cosmetics Retailer
8,000,000	Melco International (c)	7,642
	Macau Casino Operator
		253,772
	> Singapore 3.6%
27,000,000	Olam International	50,740
	Agriculture Supply Chain Manager
20,000,000	Ascendas REIT	32,174
	Industrial Property Landlord
20,000,000	CDL Hospitality Trust	27,648
	Hotel Owner/Operator
35,000,000	Mapletree Logistics Trust	26,329
	Industrial Property Landlord
28,000,000	Mapletree Industrial Trust	24,477
	Industrial Property Landlord
35,000,000	Mapletree Commercial Trust	24,406
	Retail & Office Property Landlord
15,000,000	Goodpack Limited	21,186
	International Bulk Container Leasing
3,500,000	Singapore Exchange	19,359
	Singapore Equity & Derivatives Market Operator
		226,319
	> China 3.3%
644,000	NetEase.com - ADR (c)	37,416
	Chinese Online Gaming Services
18,920,554	Zhaojin Mining Industry	31,826
	Gold Mining & Refining in China
1,100,000	New Oriental Education & Technology - ADR (c)	30,206
	Education Service Provider
26,565,000	Want Want	29,725
	Chinese Branded Consumer Food Company

Number of Shares		Value (000)
13,570,200	Digital China	$26,998
	IT Distribution & Systems Integration Services
220,000,000	RexLot Holdings (b)	19,557
	Lottery Equipment Supplier in China
28,763,700	AMVIG Holdings	15,604
	Chinese Tobacco Packaging Material Supplier
263,700	51job - ADR (b)(c)	14,994
	Integrated Human Resource Services
		206,326
	> India 2.1%
2,262,300	United Breweries	23,890
	India's Largest Brewer
341,652	Asian Paints	21,739
	India's Largest Paint Company
11,163,303	Jain Irrigation Systems	21,537
558,165	Jain Irrigation Systems - DVR (c)	525
	Agricultural Micro-irrigation Systems & Food Processing
8,052,053	Adani Ports & Special Economic Zone	20,442
	Indian West Coast Shipping Port
1,550,000	Shriram Transport Finance	18,232
	Used Truck Finance
32,642,905	REI Agro	7,849
	Basmati Rice Processing
10,249,300	S. Kumars Nationwide	6,646
	Textiles, Clothing & Retail
791,352	Titan Industries	3,549
	Jewelry, Watches, Eyeglasses
1,650,000	SKIL Ports and Logistics (c)	3,220
	Indian Container Port Project
1,477,269	Redington India	2,555
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
1,668,793	Manappuram Finance	997
	Short-term Lending Collateralized by Household Gold
		131,181
	> Korea 1.6%
101,150	NHN	23,216
	Korean Online Search Services
1,134,000	Grand Korea Leisure	21,907
	Largest 'Foreigner Only' Casino Group in Korea
623,410	Woongjin Coway	20,729
	Korean Household Appliance Rental Service Provider
471,971	Handsome	13,873
	Korea's Leading High-end Apparel Company
570,990	iMarketKorea	9,865
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods
182,000	Hana Tour Service	7,244
	Korea's Largest Wholesale Tour Provider
10,090	Hyundai Home Shopping	1,198
	TV Home Shopping Company
		98,032

43

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Mongolia 1.1%
42,636,400	Mongolian Mining (c)	$40,577
	Coking Coal Mining in Mongolia
1,049,943	Ivanhoe Mines (c)	16,516
	Copper Mine Project in Mongolia
914,678	Ivanhoe Mines (c)(d)	14,397
	Copper Mine Project in Mongolia
		71,490
	> Indonesia 0.9%
29,063,787	Archipelago Resources (a)(c)	30,217
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
48,560,000	Tower Bersama Infrastructure	15,696
	Communications Towers
10,000,000	Ace Indonesia	4,872
	Home Improvement Retailer
6,937,300	Jasa Marga	3,914
	Largest Toll Road Operator in Indonesia
6,217,500	Southern Arc Minerals (a)(c)(e)	2,663
	Gold & Copper Exploration in Indonesia
		57,362
	> Thailand 0.8%
118,000,000	Home Product Center	53,181
	Home Improvement Retailer
		53,181
	> Philippines 0.7%
58,577,000	SM Prime Holdings	23,053
	Shopping Mall Operator
7,931,700	Int'l Container Terminal	12,116
	Container Handling Terminals & Port Management
19,454,700	Manila Water Company	10,535
	Water Utility Company in the Philippines
		45,704
	> Cambodia 0.4%
50,000,000	Nagacorp	22,733
	Casino/Entertainment Complex in Cambodia
		22,733
Asia: Total		2,670,250
Europe 33.0%
	> United Kingdom 5.8%
1,460,000	Intertek Group	58,639
	Testing, Inspection, Certification Services
5,654,735	Chemring	36,857
	Defense Manufacturer of Countermeasures & Energetics
3,000,000	JLT Group	33,518
	International Business Insurance Broker
3,305,000	Serco	28,678
	Facilities Management
7,500,000	Workspace Group (a)	28,221
	UK Real Estate
730,000	Rotork	23,925
	Valve Actuators for Oil & Water Pipelines

Number of Shares		Value (000)
740,581	Tullow Oil	$18,088
	Oil & Gas Producer
1,761,742	Smith and Nephew	17,851
	Medical Equipment & Supplies
2,497,000	Domino's Pizza United Kingdom & Ireland	17,238
	Pizza Delivery in the United Kingdom, Ireland & Germany
2,636,932	Premier Oil (c)	16,546
	Oil & Gas Producer in Europe, Pakistan & Asia
2,950,000	Abcam	16,468
	Online Sales of Antibodies
1,773,408	Shaftesbury	13,970
	London Prime Retail REIT
548,000	Rightmove	12,727
	Internet Real Estate Listings
262,300	Next	12,515
	Clothes & Home Retailer in the UK
3,167,139	BBA Aviation	10,841
	Aviation Support Services
1,060,885	Greggs	8,832
	Bakery
4,163,948	PureCircle (b)(c)	7,127
	Natural Sweeteners
2,840,000	Sterling Resources (c)	4,556
	Oil & Gas Exploration in Europe
		366,597
	> Netherlands 5.1%
1,763,611	Imtech	56,380
	Electromechanical & ICT Installation & Maintenance
2,479,123	Aalberts Industries	51,249
	Flow Control & Heat Treatment
687,967	Fugro	49,015
	Sub-sea Oilfield Services
1,591,702	UNIT4 (a)	46,172
	Business Software Development
1,181,073	Koninklijke TenCate (a)	41,034
	Advanced Textiles & Industrial Fabrics
1,252,514	Arcadis	26,176
	Engineering Consultants
177,395	Core Laboratories	23,340
	Oil & Gas Reservoir Consulting
317,424	Vopak	18,287
	World's Largest Operator of Petroleum & Chemical Storage Terminals
403,800	TKH Group	10,968
	Dutch Industrial Conglomerate
		322,621
	> Switzerland 4.1%
280,000	Partners Group	54,623
	Private Markets Asset Management
255,000	Geberit (c)	53,362
	Plumbing Supplies
360,000	Dufry Group (c)	47,059
	Operates Airport Duty Free & Duty Paid Shops
15,500	Sika	33,551
	Chemicals for Construction & Industrial Applications

44

Number of Shares		Value (000)
	> Switzerland—continued
245,000	Kuehne & Nagel	$33,139
	Freight Forwarding/Logistics
580,000	Bank Sarasin & Cie	18,183
	Private Banking
236,217	Zehnder	17,506
	Radiators & Ventilation Systems
		257,423
	> Germany 3.9%
2,500,000	Wirecard	47,596
	Online Payment Processing & Risk Management
679,600	Rheinmetall	40,239
	Defense & Automotive
148,295	Rational	34,681
	Commercial Ovens
1,600,000	Rhoen-Klinikum	32,126
	Health Care Services
500,000	Dürr	31,829
	Automotive Plant Engineering & Associated Capital Equipment
625,000	CTS Eventim	21,589
	Event Ticket Sales
555,700	Elringklinger	15,912
	Automobile Components
165,400	Bertrandt	12,464
	Outsourced Engineering
338,886	Deutsche Beteiligungs (b)	7,690
	Private Equity Investment Management
		244,126
	> France 3.8%
1,073,700	Gemalto	70,869
	Digital Security Solutions
418,000	Eurofins Scientific	45,602
	Food, Pharmaceuticals & Materials Screening & Testing
971,800	Saft Batteries	31,495
	Niche Battery Manufacturer
430,000	Neopost	27,654
	Postage Meter Machines
353,648	Rubis	20,680
	Tank Storage & LPG Distribution
232,400	Norbert Dentressangle	20,643
	Leading European Logistics & Transport Group
460,000	Mersen	16,304
	Advanced Industrial Materials
1,831,204	Hi-Media (b)(c)	6,399
	Online Advertiser in Europe
		239,646
	> Sweden 2.4%
4,056,007	Hexagon	78,720
	Design, Measurement & Visualization Software & Equipment
4,150,024	Sweco (a)	45,008
	Engineering Consultants

Number of Shares		Value (000)
658,700	Unibet	$18,469
	European Online Gaming Operator
905,452	East Capital Explorer	7,630
	Sweden-based RUS/CEE Investment Fund
		149,827
	> Italy 1.8%
2,661,000	Pirelli	31,657
	Global Tire Supplier
2,621,149	Ansaldo STS	26,009
	Railway Systems Integrator
5,800,000	Geox	18,952
	Apparel & Shoe Maker
166,200	Tod's (b)	18,697
	Leather Shoes & Bags
12,503,754	CIR	17,693
	Italian Holding Company
		113,008
	> Denmark 1.3%
1,648,800	Novozymes	48,020
	Industrial Enzymes
168,042	SimCorp	29,365
	Software for Investment Managers
130,651	Solar A/S	7,189
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment
		84,574
	> Russia 0.7%
629,642	Mail.ru - GDR (c)(f)	24,839
	Internet Social Networking & Games for Russian Speakers
2,109,700	Petropavlovsk	18,796
	Gold & Iron Ore Mining in Russia
		43,635
	> Iceland 0.6%
35,982,499	Marel	41,095
	Largest Manufacturer of Poultry & Fish Processing Equipment
		41,095
	> Ireland 0.6%
6,750,000	United Drug	19,085
	Irish Pharmaceutical Wholesaler & Outsourcer
289,400	Paddy Power	18,226
	Irish Betting Services
		37,311
	> Spain 0.5%
618,320	Red Eléctrica de España	30,257
	Spanish Power Transmission
		30,257
	> Norway 0.5%
2,403,664	Atea	29,018
	Leading Nordic IT Hardware/Software Reseller & Installation Company
		29,018

45

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Czech Republic 0.4%
130,682	Komercni Banka	$26,023
	Leading Czech Universal Bank
		26,023
	> Portugal 0.4%
8,531,175	Redes Energéticas Nacionais	25,828
	Portuguese Power Transmission & Gas Transportation
		25,828
	> Belgium 0.4%
438,880	EVS Broadcast Equipment	22,758
	Digital Live Mobile Production Software & Systems
		22,758
	> Finland 0.3%
1,039,429	Stockmann	22,402
	Department Store & Fashion Retailer in Scandinavia & Russia
		22,402
	> Kazakhstan 0.3%
3,319,000	Halyk Savings Bank of Kazakhstan - GDR (c)	21,574
	Largest Retail Bank & Insurer in Kazakhstan
		21,574
	> Greece 0.1%
6,954,400	Intralot	6,623
	Lottery & Gaming Systems & Services
		6,623
Europe: Total		2,084,346
Other Countries 16.2%
	> South Africa 4.6%
1,170,188	Naspers	65,748
	Media in Africa, China, Russia & Other Emerging Markets
11,763,907	Coronation Fund Managers	43,707
	South African Fund Manager
19,098,300	Rand Merchant Insurance	42,847
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
3,175,083	Mr. Price	39,048
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum	38,608
	Platinum Mining in South Africa
4,992,200	Adcock Ingram Holdings	38,201
	Manufacturer of Pharmaceuticals & Medical Supplies
1,025,504	Massmart Holdings	21,649
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		289,808
	> United States 4.5%
627,431	Alexion Pharmaceuticals (c)	58,263
	Biotech Focused on Orphan Diseases
952,080	Atwood Oceanics (c)	42,739
	Offshore Drilling Contractor

Number of Shares		Value (000)
1,229,871	BioMarin Pharmaceutical (c)	$42,123
	Biotech Focused on Orphan Diseases
987,228	World Fuel Services	40,476
	Global Fuel Broker
965,297	Textainer Group Holdings	32,724
	Top International Container Leaser
555,500	Hornbeck Offshore (c)	23,348
	Supply Vessel Operator in U.S. Gulf of Mexico
461,213	FMC Technologies (c)	23,254
	Oil & Gas Well Head Manufacturer
270,000	Oil States International (c)	21,076
	Diversified North American Oil Service Provider
		284,003
	> Canada 4.4%
1,403,772	CCL Industries	51,369
	Leading Global Label Manufacturer
1,212,597	ShawCor	38,173
	Oil & Gas Pipeline Products
615,857	Baytex	31,977
	Oil & Gas Producer in Canada
582,942	AG Growth (b)	24,377
	Leading Manufacturer of Augers & Grain Handling Equipment
653,200	Onex Capital	24,040
	Private Equity
1,049,576	Black Diamond Group	20,919
	Provides Accommodations/Equipment for Oil Sands Development
984,500	Alliance Grain Traders	15,121
	Global Leader in Pulse Processing & Distribution
2,411,514	Horizon North Logistics	15,110
	Provides Diversified Oil Service Offering in Northern Canada
2,919,000	DeeThree Exploration (a)(c)(e)	12,734
1,142,377	DeeThree Exploration (a)(c)	5,085
	Canadian Oil & Gas Producer
721,000	Celtic Exploration (c)	10,510
	Canadian Oil & Gas Producer
1,043,000	Crew Energy (c)	9,955
	Canadian Oil & Gas Producer
731,000	Athabasca Oil Sands (c)	8,127
	Oil Sands SAGD & Alberta Deep Basin Development
1,607,306	Pan Orient (c)	6,558
	Growth-oriented, Return-focused Asian Explorer
1,611,000	Americas Petrogas (c)	5,750
	Oil & Gas Exploration in Argentina, Potash in Peru
6,250,000	Petromanas - Warrants (c)(e)	31
	Exploring for Oil in Albania
		279,836
	> Australia 1.6%
2,653,389	UGL	36,352
	Engineering & Facilities Management
498,560	Cochlear	31,939
	Cochlear Implants

46

Number of Shares		Value (000)
	> Australia—continued
4,546,885	Challenger Financial	$17,908
	Largest Annuity Provider
17,451,906	Commonwealth Property Office Fund	17,814
	Australia Prime Office REIT
		104,013
	> Israel 0.9%
4,706,527	Israel Chemicals	54,374
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
125,000	Caesarstone (c)	1,460
	Quartz Countertops
		55,834
	> Senegal 0.2%
45,237	Sonatel	11,681
	Leading Telecoms Operator in Western Africa
		11,681
Other Countries: Total		1,025,175
Latin America 4.2%
	> Brazil 2.6%
3,700,000	Localiza Rent A Car	68,104
	Car Rental
1,500,000	Odontoprev	25,226
	Dental Insurance
1,200,000	Multiplus	24,849
	Loyalty Program Operator in Brazil
1,880,200	Mills Estruturas e Servicos de Engenharia	23,896
	Civil Engineering & Construction
2,917,000	MRV Engenharia	20,661
	Brazilian Property Developer
		162,736
	> Mexico 0.7%
600,000	Grupo Aeroportuario del Sureste - ADR	41,112
	Mexican Airport Operator
		41,112
	> Argentina 0.3%
1,250,000	Union Agriculture Group (c)(e)(g)	13,275
	Farmland Operator in Uruguay
4,950,000	Madalena Ventures (c)(e)	4,474
2,475,000	Madalena Ventures (c)	2,283
	Oil & Gas Exploration in Argentina
		20,032
	> Guatemala 0.3%
932,600	Tahoe Resources (c)	19,653
	Silver Project in Guatemala
		19,653
	> Colombia 0.2%
8,353,169	Canacol (c)	6,616
	Oil Producer in South America
22,525,000	Gulf United (c)(e)	2,595
	Prospecting for Oil Alongside Large Producers in Colombia
		9,211

Number of Shares		Value (000)
	> Chile 0.1%
4,016,878	Viña Concha y Toro	$9,208
	Global Branded Wine Manufacturer
		9,208
Latin America: Total		261,952
Total Equities: 95.7% (Cost: $4,641,672)		6,041,723
Securities Lending Collateral 0.5%
32,332,947	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (h)	32,333
Total Securities Lending Collateral: (Cost: $32,333)		32,333
Total Investments: 96.2% (Cost: $4,674,005)(i)(j)		6,074,056	(k)
Obligation to Return Collateral for Securities Loaned: (0.5)%		(32,333)
Cash and Other Assets Less Liabilities: 4.3%		272,701
Total Net Assets: 100.0%		$6,314,424

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

47

Columbia Acorn International Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

(a)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/12	Value	Dividend
Archipelago Resources	29,063,787	-	-	29,063,787	$30,217	$-
DeeThree Exploration	4,061,377	-	-	4,061,377	17,819	-
Koninklijke TenCate*	1,371,573	-	190,500	1,181,073	41,034	-
Southern Arc Minerals	6,217,500	-	-	6,217,500	2,663	-
Sweco	4,150,024	-	-	4,150,024	45,008	-
UNIT4	1,591,702	-	-	1,591,702	46,172	-
Wacom	23,790	-	1,490	22,300	46,834	-
Workspace Group	8,000,000	-	500,000	7,500,000	28,221	372,696
Total of Affiliated Transactions	54,479,753	-	691,990	53,787,763	$257,968	$372,696

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at March 31, 2012, were $149,124 and $216,934, respectively. Investments in affiliated companies represented 3.44% of the Fund's total net assets at March 31, 2012.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $30,746.

(c)  Non-income producing security.

(d)  Security is traded on a U.S. exchange.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $35,772, which represented 0.57% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
DeeThree Exploration	9/7/10-3/8/11	2,919,000	10,228	12,734
Madalena Ventures	10/21/10	4,950,000	3,136	4,474
Southern Arc Minerals	2/16/11	6,217,500	10,087	2,663
Gulf United	2/11/11	22,525,000	6,758	2,595
Petromanas - Warrants	5/20/10	6,250,000	362	31
			$45,571	$35,772

(f)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $24,839, which represented 0.39% of total net assets.

(g)  Illiquid security.

(h)  Investment made with cash collateral received from securities lending activity.

(i)  At March 31, 2012, for federal income tax purposes, the cost of investments was $4,674,005 and net unrealized appreciation was $1,400,051 consisting of gross unrealized appreciation of $1,708,166 and gross unrealized depreciation of $(308,115).

(j)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,091,111	17.3
Euro	1,041,240	16.5
U.S. Dollar	604,481	9.6
British Pound	414,274	6.6
Taiwan Dollar	413,039	6.5
Hong Kong Dollar	345,522	5.5
Canadian Dollar	336,597	5.3
Other currencies less than 5% of total net assets	1,795,459	28.4
	$6,041,723	95.7

(k)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

48

> Notes to Statement of Investments (dollar values in thousands)

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$208,799	$2,461,451	$-	$2,670,250
Europe	27,896	2,056,450	-	2,084,346
Other Countries	552,534	472,641	-	1,025,175
Latin America	241,608	7,069	13,275	261,952
Total Equities	1,030,837	4,997,611	13,275	6,041,723
Total Securities Lending Collateral	32,333	-	-	32,333
Total Investments	$1,063,170	$4,997,611	$13,275	$6,074,056

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

49

Columbia Acorn International Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$1,843	$-	$-	$1,843

  Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Latin America	$12,462	$-	$813	$-	$-	$-	$-	$13,275
	$12,462	$-	$813	$-	$-	$-	$-	$13,275

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $813.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

50

Columbia Acorn International

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Industrial Goods & Services
Other Industrial Services	$521,450	8.3
Machinery	396,343	6.3
Industrial Materials & Specialty Chemicals	394,522	6.3
Electrical Components	122,840	1.9
Construction	108,048	1.7
Conglomerates	102,075	1.6
Outsourcing Services	51,983	0.8
Industrial Distribution	38,240	0.6
	1,735,501	27.5
> Consumer Goods & Services
Retail	341,207	5.4
Casinos & Gaming	233,246	3.7
Food & Beverage	162,219	2.6
Nondurables	107,117	1.7
Other Consumer Services	89,473	1.4
Travel	75,348	1.2
Apparel	61,874	1.0
Other Durable Goods	49,163	0.8
Educational Services	30,206	0.4
Consumer Goods Distribution	24,136	0.4
Other Entertainment	21,589	0.3
Restaurants	17,238	0.3
Furniture & Textiles	1,460	0.0	*
	1,214,276	19.2
> Information
Computer Hardware & Related Equipment	296,628	4.7
Internet Related	163,947	2.6
Business Software	154,256	2.5
Mobile Communications	140,225	2.2
Financial Processors	66,955	1.1
Instrumentation	58,871	0.9
Semiconductors & Related Equipment	44,681	0.7
Computer Services	29,018	0.5
Electronics Distribution	26,998	0.4
CATV	26,020	0.4
Telephone & Data Services	11,681	0.2
Advertising	6,399	0.1
Gaming Equipment & Services	6,206	0.1
	1,031,885	16.4

	Value (000)	Percentage of Net Assets
> Energy & Minerals
Mining	$236,593	3.7
Oil Services	233,634	3.7
Oil & Gas Producers	145,885	2.3
Oil Refining Marketing & Distribution	38,967	0.6
Agricultural Commodities	28,396	0.5
	683,475	10.8
> Other Industries
Real Estate	381,775	6.0
Transportation	134,319	2.1
Regulated Utilities	66,619	1.1
	582,713	9.2
> Finance
Brokerage & Money Management	131,833	2.1
Banks	121,946	1.9
Insurance	119,499	1.9
Finance Companies	75,993	1.2
	449,271	7.1
> Health Care
Biotechnology & Drug Delivery	100,387	1.6
Pharmaceuticals	82,019	1.3
Medical Equipment & Devices	81,190	1.3
Medical Supplies	48,880	0.8
Health Care Services	32,126	0.5
	344,602	5.5
Total Equities:	6,041,723	95.7
Securities Lending Collateral:	32,333	0.5
Total Investments:	6,074,056	96.2
Obligation to Return Collateral for Securities Loaned:	(32,333)	(0.5)
Cash and Other Assets Less Liabilities:	272,701	4.3
Net Assets:	$6,314,424	100.0

*  Rounds to less than 0.1%.

51

Columbia Acorn USA Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Ultratech	0	262,000
WNS - ADR (India)	0	359,000
Industrial Goods & Services
Polypore International	0	100,000
Consumer Goods & Services
Avis Budget Group	1,175,950	1,300,950
Helen of Troy	0	106,000
Shutterfly	289,000	356,000
Skullcandy	140,000	230,000
Finance
Associated Banc-Corp	923,000	1,053,000
City National	144,000	211,000
First Commonwealth	0	556,000
Hudson Valley	26,935	105,700
MB Financial	480,000	833,000
McGrath Rentcorp	210,000	346,000
Health Care
Cepheid	439,600	488,600
Chelsea Therapeutics International	790,000	948,000
Pacific Biosciences of California	0	385,000
Raptor Pharmaceutical	0	374,000
Synageva Biopharma	0	29,671
Techne	0	53,000
Other Industries
Dupont Fabros Technology	191,000	519,000
St. Joe	0	200,000
Energy & Minerals
Approach Resource	0	100,000
Hornbeck Offshore	0	83,000
Petroleum Development Corporation	57,184	117,000

	Number of Shares
	12/31/11	03/31/12
Sales
Information
Amphenol	159,000	0
Constant Contact	198,000	0
Netgear	196,000	107,000
Nice Systems - ADR (Israel)	252,000	177,000
Polycom	330,000	165,000
Salem Communications	460,100	0
Industrial Goods & Services
Ametek	941,250	876,300
Consumer Goods & Services
Diamond Foods	72,000	0
True Religion Apparel	163,000	82,300
Finance
Aaron's	231,320	0
Health Care
Alexion Pharmaceuticals	275,000	251,000
Community Health Systems	151,000	0
Gen-Probe	126,000	72,000
HealthSouth	205,000	0
Micromet	843,689	0
Other Industries
Biomed Realty Trust	739,200	561,200
Kilroy Realty	159,000	77,000
Energy & Minerals
FMC Technologies	844,600	167,000
Houston American Energy	300,000	262,200
Northern Oil & Gas	115,000	0
Oasis Petroleum	107,800	0
Quicksilver Resources	773,400	567,000

52

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 99.5%
Information 32.5%
	> Business Software 10.2%
910,000	Informatica (a)	$48,139
	Enterprise Data Integration Software
698,000	Micros Systems (a)	38,592
	Information Systems for Hotels, Restaurants & Retailers
375,000	Ansys (a)	24,383
	Simulation Software for Engineers & Designers
281,000	NetSuite (a)	14,131
	End to End IT Systems Solution Delivered Over the Web
243,000	Concur Technologies (a)	13,943
	Web Enabled Cost & Expense Management Software
408,000	Ariba (a)	13,346
	Cost Management Software
300,000	Blackbaud	9,969
	Software & Services for Non-profits
322,000	SPS Commerce (a)	8,655
	Supply Chain Management Software Delivered via the Web
400,000	Velti (a)	5,420
	Mobile Marketing Software Platform
198,000	Advent Software (a)	5,069
	Asset Management & Trading Systems
		181,647
	> Semiconductors & Related Equipment 4.1%
1,958,000	Atmel (a)	19,306
	Microcontrollers, RF & Memory Semiconductors
690,000	Microsemi (a)	14,794
	Analog/Mixed Signal Semiconductors
1,061,750	ON Semiconductor (a)	9,566
	Mixed Signal & Power Management Semiconductors
426,000	Monolithic Power Systems (a)	8,379
	High Performance Analog & Mixed Signal ICs
262,000	Ultratech (a)	7,593
	Semiconductor Equipment
1,075,000	TriQuint Semiconductor (a)	7,412
	RF Semiconductors
390,000	Pericom Semiconductor (a)	3,155
	Interface ICs & Frequency Control Products
50,000	Hittite Microwave (a)	2,716
	Radio Frequency, Microwave & Millimeterwave Semiconductors
		72,921
	> Instrumentation 3.9%
180,000	Mettler Toledo (a)	33,255
	Laboratory Equipment
525,000	IPG Photonics (a)	27,326
	Fiber Lasers
168,000	Trimble Navigation (a)	9,143
	GPS-based Instruments
		69,724

Number of Shares		Value (000)
	> Computer Hardware & Related Equipment 3.0%
1,317,000	II-VI (a)	$31,147
	Laser Optics & Specialty Materials
292,000	Zebra Technologies (a)	12,025
	Bar Code Printers
177,000	Nice Systems - ADR (Israel) (a)	6,956
	Audio & Video Recording Solutions
107,000	Netgear (a)	4,087
	Networking Products for Small Business & Home
		54,215
	> Telephone & Data Services 2.8%
1,457,000	tw telecom (a)	32,287
	Fiber Optic Telephone/Data Services
148,000	AboveNet (a)	12,254
	Metropolitan Fiber Communications Services
400,000	Boingo Wireless (a)	4,840
	Wholesale & Retail Wi-Fi Networks
		49,381
	> Gaming Equipment & Services 2.0%
660,000	Bally Technologies (a)	30,855
	Slot Machines & Software
235,000	WMS Industries (a)	5,576
	Slot Machine Provider
		36,431
	> Telecommunications Equipment 2.0%
732,000	Finisar (a)	14,750
	Optical Subsystems & Components
903,000	Ixia (a)	11,278
	Telecom Network Test Equipment
752,000	Infinera (a)(b)	6,106
	Optical Networking Equipment
165,000	Polycom (a)	3,147
	Video Conferencing Equipment
		35,281
	> Computer Services 1.9%
556,000	ExlService Holdings (a)	15,257
	Business Process Outsourcing
97,000	Syntel	5,432
	Offshore IT Services
776,766	Hackett Group (a)	4,637
	IT Integration & Best Practice Research
359,000	WNS - ADR (India) (a)	4,326
	Offshore BPO (Business Process Outsourcing) Services
640,000	RCM Technologies (a)(c)	3,565
	Technology & Engineering Services
		33,217
	> Mobile Communications 1.6%
560,000	SBA Communications (a)	28,454
	Communications Towers
		28,454
	> Contract Manufacturing 0.5%
236,000	Plexus (a)	8,258
	Electronic Manufacturing Services
		8,258

53

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Financial Processors 0.4%
170,000	Global Payments	$7,990
	Credit Card Processor
		7,990
	> TV Broadcasting 0.1%
875,000	Entravision Communications	1,496
	Spanish Language TV & Radio Stations
		1,496
Information: Total		579,015
Industrial Goods & Services 17.8%
	> Machinery 13.5%
876,300	Ametek	42,509
	Aerospace/Industrial Instruments
747,200	Nordson	40,730
	Dispensing Systems for Adhesives & Coatings
890,000	Donaldson	31,800
	Industrial Air Filtration
835,000	ESCO Technologies	30,703
	Automatic Electric Meter Readers
585,000	Pentair	27,852
	Pumps & Water Treatment
504,665	Heico	20,262
	FAA Approved Aircraft Replacement Parts
355,000	Moog (a)	15,226
	Motion Control Products for Aerospace, Defense & Industrial Markets
166,219	Toro	11,820
	Turf Maintenance Equipment
226,000	Kennametal	10,064
	Consumable Cutting Tools
100,000	Polypore International (a)(b)	3,516
	Battery Separators & Filtration Media
146,000	Oshkosh Corporation (a)	3,383
	Specialty Truck Manufacturer
25,327	Middleby (a)	2,562
	Manufacturer of Cooking Equipment
		240,427
	> Electrical Components 1.0%
280,000	Acuity Brands	17,592
	Commercial Lighting Fixtures
		17,592
	> Industrial Materials & Specialty Chemicals 1.0%
496,000	Drew Industries (a)	13,546
	RV & Manufactured Home Components
170,000	Albany International	3,901
	Paper Machine Clothing & Advanced Textiles
		17,447
	> Other Industrial Services 0.8%
600,000	Acorn Energy (b)	6,522
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
240,000	TrueBlue (a)	4,291
	Temporary Manual Labor
109,000	Forward Air	3,997
	Freight Transportation Between Airports
		14,810

Number of Shares		Value (000)
	> Waste Management 0.6%
176,000	Waste Connections	$5,725
	Solid Waste Management
65,000	Clean Harbors (a)	4,377
	Hazardous Waste Services & Disposal
		10,102
	> Steel 0.4%
686,000	GrafTech International (a)	8,191
	Industrial Graphite Materials Producer
		8,191
	> Industrial Distribution 0.3%
233,400	Interline Brands (a)	5,044
	Industrial Distribution
		5,044
	> Construction 0.2%
200,000	Fortune Brands Home & Security (a)	4,414
	Home Building Supplies & Small Locks
		4,414
Industrial Goods & Services: Total		318,027
Consumer Goods & Services 16.2%
	> Retail 6.5%
730,000	lululemon athletica (a)	54,516
	Premium Active Apparel Retailer
468,500	Abercrombie & Fitch	23,242
	Teen Apparel Retailer
805,000	Pier 1 Imports (a)	14,635
	Home Furnishing Retailer
356,000	Shutterfly (a)	11,153
	Internet Photo-centric Retailer
790,000	Saks (a)	9,172
	Luxury Department Store Retailer
161,500	Teavana (a)(b)	3,185
	Specialty Tea Retailer
9,000	The Fresh Market (a)	432
	Specialty Food Retailer
		116,335
	> Travel 3.5%
849,700	Gaylord Entertainment (a)	26,171
	Convention Hotels
1,300,950	Avis Budget Group (a)	18,408
	Second Largest Car Rental Company
750,000	Hertz (a)	11,280
	Largest U.S. Rental Car Operator
140,000	HomeAway (a)	3,552
	Vacation Rental Online Marketplace
64,000	Vail Resorts	2,768
	Ski Resort Operator & Developer
		62,179
	> Furniture & Textiles 1.5%
880,000	Knoll	14,643
	Office Furniture
540,000	Interface	7,533
	Modular & Broadloom Carpet
148,000	Herman Miller	3,398
	Office Furniture
20,000	Caesarstone (Israel) (a)	234
	Quartz Countertops
		25,808

54

Number of Shares		Value (000)
	> Apparel 1.2%
222,000	Warnaco Group (a)	$12,965
	Global Branded Apparel Manufacturer
81,000	Deckers Outdoor (a)	5,107
	Fashion Footwear Wholesaler
82,300	True Religion Apparel (a)	2,255
	Premium Denim
		20,327
	> Consumer Goods Distribution 1.0%
472,000	Pool	17,662
	Distributor of Swimming Pool Supplies & Equipment
		17,662
	> Other Durable Goods 0.8%
206,000	Cavco Industries (a)	9,596
	Manufactured Homes
126,000	Jarden	5,069
	Branded Household Products
		14,665
	> Other Consumer Services 0.7%
259,000	Lifetime Fitness (a)	13,098
	Sport & Fitness Club Operator
		13,098
	> Casinos & Gaming 0.5%
775,000	Pinnacle Entertainment (a)	8,920
	Regional Casino Operator
		8,920
	> Leisure Products 0.2%
230,000	Skullcandy (a)(b)	3,641
	Lifestyle Branded Headphones
		3,641
	> Nondurables 0.2%
106,000	Helen of Troy (a)	3,605
	Personal Care, Housewares, Healthcare & Home Environment Products
		3,605
	> Educational Services 0.1%
37,350	ITT Educational Services (a)(b)	2,470
	Postsecondary Degree Services
		2,470
	> Food & Beverage —%
4,900	Annie's (a)	171
	Developer & Marketer of Natural & Organic Food
		171
Consumer Goods & Services: Total		288,881
Finance 12.3%
	> Banks 7.1%
833,000	MB Financial	17,485
	Chicago Bank
1,053,000	Associated Banc-Corp	14,700
	Midwest Bank
431,597	Lakeland Financial	11,234
	Indiana Bank

Number of Shares		Value (000)
211,000	City National	$11,071
	Bank & Asset Manager
170,000	SVB Financial Group (a)	10,938
	Bank to Venture Capitalists
278,678	Hancock Holding	9,896
	Gulf Coast Bank
675,000	Valley National Bancorp	8,741
	New Jersey/New York Bank
1,478,200	First Busey	7,302
	Illinois Bank
594,000	TCF Financial	7,063
	Great Lakes Bank
513,755	Pacific Continental Bank	4,840
	Pacific N.W. Bank
844,000	TrustCo Bank	4,819
	New York State Bank
269,600	Eagle Bancorp (a)	4,513
	Metro D.C. Bank
556,000	First Commonwealth	3,403
	Western Pennsylvania Bank
178,826	Sandy Spring Bancorp	3,249
	Baltimore, D.C. Bank
210,000	CVB Financial	2,465
	Inland Empire Business Bank
105,700	Hudson Valley	1,705
	Metro New York City Bank
851,247	Guaranty Bancorp (a)	1,694
	Colorado Bank
90,000	TriCo Bancshares	1,568
	California Central Valley Bank
		126,686
	> Finance Companies 3.4%
345,000	World Acceptance (a)	21,131
	Personal Loans
345,000	Textainer Group Holdings	11,696
	Top International Container Leaser
346,000	McGrath Rentcorp	11,110
	Temporary Space & IT Rentals
397,172	H & E Equipment Services (a)	7,515
	Heavy Equipment Leasing
330,000	CAI International (a)	5,999
	International Container Leasing
100,000	Marlin Business Services	1,506
	Small Equipment Leasing
45,500	Regional Management (a)	764
	Consumer Loans
		59,721
	> Savings & Loans 0.9%
602,487	ViewPoint Financial	9,266
	Texas Thrift
194,000	Berkshire Hills Bancorp	4,447
	Northeast Thrift
173,073	Kaiser Federal	2,421
	Los Angeles Savings & Loan
		16,134

55

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Brokerage & Money Management 0.5%
340,500	Eaton Vance	$9,732
	Specialty Mutual Funds
		9,732
	> Insurance 0.4%
39,000	Enstar Group (a)	3,860
	Insurance/Reinsurance & Related Services
55,000	Allied World Holdings	3,777
	Commercial Lines Insurance/Reinsurance
		7,637
Finance: Total		219,910
Health Care 8.9%
	> Biotechnology & Drug Delivery 5.2%
251,000	Alexion Pharmaceuticals (a)	23,308
	Biotech Focused on Orphan Diseases
520,000	BioMarin Pharmaceutical (a)	17,810
	Biotech Focused on Orphan Diseases
682,000	Seattle Genetics (a)(b)	13,899
	Antibody-based Therapies for Cancer
421,000	Auxilium Pharmaceuticals (a)	7,818
	Biotech Focused on Niche Disease Areas
1,055,000	NPS Pharmaceuticals (a)	7,216
	Orphan Drugs & Healthy Royalties
160,000	Onyx Pharmaceuticals (a)	6,029
	Commercial-stage Biotech Focused on Cancer
643,000	Isis Pharmaceuticals (a)	5,639
	Biotech Pioneer in Antisense Drugs
313,000	InterMune (a)	4,592
	Drugs for Pulmonary Fibrosis & Hepatitis C
374,000	Raptor Pharmaceutical (a)(b)	2,528
	Orphan Drug Company
948,000	Chelsea Therapeutics International (a)	2,427
	Biotech Focused on Rare Diseases
530,000	Anthera Pharmaceuticals (a)	1,172
	Biotech Focused on Cardiovascular, Cancer & Immunology
29,671	Synageva Biopharma (a)	1,064
	Biotech Focused on Orphan Diseases
18,181	Metabolex, Series A-1 (a)(d)(e)	11
	Diabetes Drug Development
		93,513
	> Medical Equipment & Devices 1.5%
224,000	Sirona Dental Systems (a)	11,545
	Manufacturer of Dental Equipment
268,000	Hill-Rom Holdings	8,954
	Hospital Beds/Patient Handling
72,000	Gen-Probe (a)	4,781
	Molecular In-vitro Diagnostics
385,000	Pacific Biosciences of California (a)	1,317
	Genome Sequencing
		26,597
	> Medical Supplies 1.4%
488,600	Cepheid (a)	20,438
	Molecular Diagnostics
53,000	Techne	3,716
	Cytokines, Antibodies & Other Reagents for Life Science
		24,154

Number of Shares		Value (000)
	> Pharmaceuticals 0.5%
733,000	Akorn (a)	$8,576
	Develops, Manufactures & Sells Specialty Generic Drugs
150,000	Horizon Pharma (a)	621
	Specialty Pharmaceutical Company
133,180	Alimera Sciences (a)	450
	Ophthalmology-focused Pharmaceutical Company
		9,647
	> Health Care Services 0.3%
738,900	Health Management Associates (a)	4,965
	Non-urban Hospitals
		4,965
Health Care: Total		158,876
Other Industries 6.5%
	> Real Estate 5.3%
915,000	Extra Space Storage	26,343
	Self Storage Facilities
519,000	Dupont Fabros Technology	12,689
	Technology-focused Office Buildings
561,200	Biomed Realty Trust	10,651
	Life Science-focused Office Buildings
600,000	Associated Estates Realty	9,804
	Multifamily Properties
870,000	Education Realty Trust	9,431
	Student Housing
1,380,000	Kite Realty Group	7,273
	Community Shopping Centers
958,000	DCT Industrial Trust	5,652
	Industrial Properties
100,000	Post Properties	4,686
	Multifamily Properties
200,000	St. Joe (a)(b)	3,802
	Florida Panhandle Landowner
77,000	Kilroy Realty	3,589
	West Coast Office & Industrial Properties
		93,920
	> Transportation 1.2%
256,000	World Fuel Services	10,496
	Global Fuel Broker
410,091	Rush Enterprises, Class A (a)	8,702
115,000	Rush Enterprises, Class B (a)	2,000
	Truck Sales & Service
		21,198
Other Industries: Total		115,118
Energy & Minerals 5.3%
	> Oil Services 2.5%
725,000	Atwood Oceanics (a)	32,545
	Offshore Drilling Contractor
167,000	FMC Technologies (a)	8,420
	Oil & Gas Well Head Manufacturer
83,000	Hornbeck Offshore (a)	3,489
	Supply Vessel Operator in U.S. Gulf of Mexico
		44,454

56

Number of Shares		Value (000)
	> Oil & Gas Producers 1.9%
133,000	SM Energy	$9,412
	Oil & Gas Producer
143,000	Rosetta Resources (a)	6,973
	Oil & Gas Producer Exploring in South Texas & Montana
168,000	Swift Energy (a)	4,877
	Oil & Gas Exploration & Production
117,000	Petroleum Development Corporation (a)	4,339
	Oil & Gas Producer in U.S.
100,000	Approach Resource (a)	3,695
	Oil & Gas Producer in West Texas Permian
567,000	Quicksilver Resources (a)(b)	2,858
	Natural Gas & Coal Seam Gas Producer
262,200	Houston American Energy (a)	1,369
	Oil & Gas Exploration/Production in Colombia
		33,523
	> Mining 0.9%
85,000	Core Laboratories (Netherlands)	11,184
	Oil & Gas Reservoir Consulting
600,000	Alexco Resource (a)	4,188
	Mining, Exploration & Environmental Services
180,000	Augusta Resource (a)	491
	US Copper/Moly Mine
		15,863
Energy & Minerals: Total		93,840
Total Equities: 99.5% (Cost: $1,166,642)		1,773,667

Number of Shares		Value (000)
Securities Lending Collateral 1.3%
22,953,025	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	$22,953
Total Securities Lending Collateral: (Cost: $22,953)		22,953
Total Investments: 100.8% (Cost: $1,189,595)(g)(h)		1,796,620	(i)
Obligation to Return Collateral for Securities Loaned: (1.3)%		(22,953)
Cash and Other Assets Less Liabilities: 0.5%		8,134
Total Net Assets: 100.0%		$1,781,801

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $22,452.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
RCM Technologies	640,000	-	-	640,000	$3,565	$-
Total of Affiliated Transactions	640,000	-	-	640,000	$3,565	$-

  The aggregate cost and value of this company at March 31, 2012, were $3,624 and $3,565, respectively. Investments in affiliated companies represented 0.20% of the Fund's total net assets at March 31, 2012.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of this security amounted to $11, which represented less than 0.01% of total net assets.

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1	2/11/00	18,181	$2,000	$11
			$2,000	$11

(e)  Illiquid security.

(f)  Investment made with cash collateral received from securities lending activity.

57

Columbia Acorn USA

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

(g)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,189,595 and net unrealized appreciation (depreciation) was $607,025 consisting of gross unrealized appreciation of $685,305 and gross unrealized depreciation of $(78,280).

(h)  On March 31, 2012, the market value of foreign securities represented 1.27% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$11,183	0.63
Israel	7,190	0.40
India	4,326	0.24
Total Foreign Portfolio	$22,699	1.27

(i)  Securities are valued using polices described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$571,025	$7,990	$-	$579,015
Industrial Goods & Services	318,027	-	-	318,027
Consumer Goods & Services	288,881	-	-	288,881
Finance	219,910	-	-	219,910
Health Care	158,865	-	11	158,876
Other Industries	115,118	-	-	115,118
Energy & Minerals	93,840	-	-	93,840
Total Equities	1,765,666	7,990	11	1,773,667
Total Securities Lending Collateral	22,953	-	-	22,953
Total Investments	$1,788,619	$7,990	$11	$1,796,620

58

> Notes to Statement of Investments (dollar values in thousands)

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager's experience with similar securities or situations.

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$-	$8,055	$8,055	$-

  Financial assets were transferred from Level 1 to Level 2 as trading was halted during the period.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Health Care	$27	$-	$(16)	$-	$-	$-	$-	$11
	$27	$-	$(16)	$-	$-	$-	$-	$11

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized depreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $(16).

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

59

Columbia Acorn International Select Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Other Countries
> South Africa
Adcock Ingram Holdings	1,220,200	1,317,200
Naspers	80,700	112,700
Northam Platinum	0	1,146,000
Rand Merchant Insurance	7,415,000	7,601,015
> Australia
Challenger Financial	0	826,355
Commonwealth Property Office Fund	0	3,170,358

	Number of Shares
	12/31/11	03/31/12
Sales
Other Countries
> Japan
Ain Pharmaciez	105,000	74,000
Gree	181,000	59,400
Kansai Paint	2,100,000	1,911,000
> Korea
Woongjin Coway	111,000	0
Europe
> United Kingdom
Intertek Group	210,000	178,000
JLT Group	665,000	314,000
Shaftesbury	432,000	0
Workspace Group	897,000	0
> Sweden
Hexagon	658,666	595,666
> Netherlands
Imtech	277,519	239,919
> Ireland
United Drug	1,329,400	0
Other Countries
> Canada
AG Growth	125,000	89,000
CCL Industries	210,400	106,400

60

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 95.1%
Asia 49.3%
	> Japan 16.0%
1,911,000	Kansai Paint	$19,374
	Paint Producer in Japan, India, China & Southeast Asia
6,753,000	Seven Bank	14,809
	ATM Processing Services
8,970	Jupiter Telecommunications	8,984
	Largest Cable Service Provider in Japan
528,000	Asahi Diamond Industrial	6,242
	Consumable Diamond Tools
74,000	Ain Pharmaciez	3,994
	Dispensing Pharmacy/Drugstore Operator
59,400	Gree (a)	1,496
	Mobile Social Networking Game Developer/Platform
		54,899
	> Singapore 13.8%
13,130,000	Ascendas REIT	21,122
	Industrial Property Landlord
20,395,000	Mapletree Industrial Trust	17,829
	Industrial Property Landlord
11,142,000	Mapletree Logistics Trust	8,382
	Industrial Property Landlord
		47,333
	> Taiwan 9.0%
11,103,000	Far EasTone Telecom	22,821
	Taiwan's Third Largest Mobile Operator
2,789,400	CTCI Corp	4,625
	International Engineering Firm
1,179,000	Taiwan Mobile	3,594
	Taiwan's Second-largest Mobile Operator
		31,040
	> China 4.4%
4,146,000	Zhaojin Mining Industry	6,974
	Gold Mining & Refining in China
84,000	NetEase.com - ADR (b)	4,880
	Chinese Online Gaming Services
3,044,000	Want Want	3,406
	Chinese Branded Consumer Food Company
		15,260
	> Korea 3.3%
49,830	NHN	11,437
	Korean Online Search Services
		11,437
	> Indonesia 2.8%
9,272,000	Archipelago Resources (b)	9,640
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		9,640
Asia: Total		169,609

Number of Shares		Value (000)
Europe 25.7%
	> Germany 6.4%
630,000	Wirecard	$11,994
	Online Payment Processing & Risk Management
109,500	Rheinmetall	6,484
	Defense & Automotive
175,000	Rhoen-Klinikum	3,514
	Health Care Services
		21,992
	> United Kingdom 6.2%
178,000	Intertek Group	7,149
	Testing, Inspection, Certification Services
659,000	Serco	5,719
	Facilities Management
772,800	Chemring	5,037
	Defense Manufacturer of Countermeasures & Energetics
314,000	JLT Group	3,508
	International Business Insurance Broker
		21,413
	> Sweden 3.4%
595,666	Hexagon	11,561
	Design, Measurement & Visualization Software & Equipment
		11,561
	> Netherlands 3.3%
239,919	Imtech	7,670
	Electromechanical & ICT Installation & Maintenance
28,100	Core Laboratories	3,697
	Oil & Gas Reservoir Consulting
		11,367
	> Switzerland 2.5%
24,000	Partners Group	4,682
	Private Markets Asset Management
28,000	Kuehne & Nagel	3,787
	Freight Forwarding/Logistics
		8,469
	> Iceland 1.6%
4,800,000	Marel	5,633
	Largest Manufacturer of Poultry & Fish Processing Equipment
		5,633
	> Denmark 1.2%
145,000	Novozymes	4,223
	Industrial Enzymes
		4,223
	> Belgium 1.1%
74,000	EVS Broadcast Equipment	3,837
	Digital Live Mobile Production Software & Systems
		3,837
Europe: Total		88,495

61

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Other Countries 19.2%
	> South Africa 11.2%
7,601,015	Rand Merchant Insurance	$17,053
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
1,317,200	Adcock Ingram Holdings	10,080
	Manufacturer of Pharmaceuticals & Medical Supplies
112,700	Naspers	6,332
	Media in Africa, China, Russia & Other Emerging Markets
1,146,000	Northam Platinum	5,097
	Platinum Mining in South Africa
		38,562
	> United States 2.3%
94,000	Atwood Oceanics (b)	4,220
	Offshore Drilling Contractor
52,000	SM Energy	3,680
	Oil & Gas Producer
		7,900
	> Canada 2.2%
106,400	CCL Industries	3,893
	Leading Global Label Manufacturer
89,000	AG Growth	3,722
	Leading Manufacturer of Augers & Grain Handling Equipment
		7,615
	> Australia 1.9%
826,355	Challenger Financial	3,255
	Largest Annuity Provider
3,170,358	Commonwealth Property Office Fund	3,236
	Australia Prime Office REIT
		6,491
	> Israel 1.6%
460,000	Israel Chemicals	5,314
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
10,000	Caesarstone (b)	117
	Quartz Countertops
		5,431
Other Countries: Total		65,999
Latin America 0.9%
	> Argentina 0.6%
183,333	Union Agriculture Group (b)(c)(d)	1,947
	Farmland Operator in Uruguay
		1,947
	> Colombia 0.3%
18,800,000	Quetzal Energy (b)(c)	995
	Explores for Oil & Gas in Latin America
		995
Latin America: Total		2,942
Total Equities: 95.1% (Cost: $265,888)		327,045

Number of Shares		Value (000)
Securities Lending Collateral 0.8%
2,658,332	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	$2,658
Total Securities Lending Collateral: (Cost: $2,658)		2,658
Total Investments: 95.9% (Cost: $268,546)(f)(g)		329,703	(h)
Obligation to Return Collateral for Securities Loaned: (0.8)%		(2,658)
Cash and Other Assets Less Liabilities: 4.9%		16,804
Total Net Assets: 100.0%		$343,849

ADR - American Depositary Receipts

62

> Notes to Statement of Investments (dollar values in thousands)

(a)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $2,531.

(b)  Non-income producing security.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $2,942 which represented 0.86% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	183,333	$2,200	$1,947
Quetzal Energy	1/14/11	18,800,000	2,376	995
			$4,576	$2,942

(d)  Illiquid security.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  At March 31, 2012, for federal income tax purposes, the cost of investments was $268,546 and net unrealized appreciation was $61,157 consisting of gross unrealized appreciation of $74,081 and gross unrealized depreciation of $(12,924).

(g)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$54,900	16.0
Singapore Dollar	47,333	13.8
South African Rand	38,562	11.2
Euro	33,499	9.7
Pound Sterling	31,052	9.0
Taiwan Dollar	31,040	9.0
U.S. Dollar	18,541	5.4
Other currencies less than 5% of total net assets	72,118	21.0
	$327,045	95.1

(h)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  At March 31, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	ZAR	200,400	$26,000	04/13/12	$(86)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD = United States Dollar

ZAR = South African Rand

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

63

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$4,880	$164,729	$-	$169,609
Europe	3,697	84,798	-	88,495
Other Countries	15,632	50,367	-	65,999
Latin America	-	995	1,947	2,942
Total Equities	24,209	300,889	1,947	327,045
Total Securities Lending Collateral	2,658	-	-	2,658
Total Investments	$26,867	$300,889	$1,947	$329,703
Unrealized Depreciation of Forward Foreign Currency Exchange Contracts	-	(86)	-	(86)
Total	$26,867	$300,803	$1,947	$329,617

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  The Fund's assets assigned to the Level 3 input category are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. To determine fair value, the investment manager will utilize the valuation technique that it deems the most appropriate in the circumstances. Securities for which no market exists are valued based upon the market approach using some unobservable inputs which may include, but are not limited to, projected earnings, available cash, line of business, multiples, and consideration of the prioritization of the equity in a company's capital structure.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investment Type	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Latin America
Argentina	$1,828	$-	$119	$-	$-	$-	$-	$1,947
	$1,828	$-	$119	$-	$-	$-	$-	$1,947

64

> Notes to Statement of Investments (dollar values in thousands)

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $119.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

65

Columbia Acorn International Select

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Information
Mobile Communications	$26,415	7.7
Internet Related	22,649	6.6
Financial Processors	11,994	3.5
Business Software	11,561	3.4
CATV	8,984	2.6
Computer Hardware & Related Equipment	3,837	1.1
Gaming Equipment & Services	1,497	0.4
	86,937	25.3
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	28,911	8.4
Machinery	22,080	6.4
Other Industrial Services	18,607	5.4
Outsourcing Services	5,718	1.7
Electrical Components	5,037	1.5
Construction	4,625	1.3
	84,978	24.7
> Other Industries
Real Estate	50,569	14.7
> Finance
Insurance	23,816	6.9
Banks	14,809	4.3
Brokerage & Money Management	4,682	1.4
	43,307	12.6
> Energy & Minerals
Mining	25,408	7.4
Oil & Gas Producers	4,675	1.4
Oil Services	4,220	1.2
Agricultural Commodities	1,947	0.5
	36,250	10.5
> Health Care
Pharmaceuticals	10,079	3.0
Health Care Services	3,514	1.0
	13,593	4.0

	Value (000)	Percentage of Net Assets
> Consumer Goods & Services
Retail	$3,994	1.2
Nondurables	3,894	1.1
Food & Beverage	3,406	1.0
Furniture & Textiles	117	0.0	*
	11,411	3.3
Total Equities:	327,045	95.1
Securities Lending Collateral:	2,658	0.8
Total Investments:	329,703	95.9
Obligation to Return Collateral for Securities Loaned:	(2,658)	(0.8)
Cash and Other Assets Less Liabilities:	16,804	4.9
Net Assets:	$343,849	100.0

*  Rounds to less than 0.1%.

66

Columbia Acorn Select Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Atmel	825,000	1,175,000
Globalstar	13,184,322	15,000,000
Industrial Goods & Services
FMC Corporation	0	150,000
Nordson	0	160,000
Finance
Associated Banc-Corp	0	1,075,000
Regional Management	0	84,500
Energy & Minerals
Tuscany International Drilling (Colombia)	10,600,000	12,700,000
Other Industries
Dupont Fabros Technology	0	475,000
Health Care
Henry Schein	0	190,000
Seattle Genetics	0	395,000

	Number of Shares
	12/31/11	03/31/12
Sales
Consumer Goods & Services
Abercrombie & Fitch	830,000	555,000
Coach	650,000	615,000
Gaylord Entertainment	1,060,000	1,020,000
lululemon athletica	417,900	390,000
RexLot Holdings (China)	300,000,000	260,000,000
Safeway	2,000,000	1,100,000
Information
Amphenol	670,000	645,000
Crown Castle International	825,000	770,000
Sanmina-SCI	6,100,000	4,375,000
SBA Communications	1,100,000	1,010,000
WNS - ADR (India)	4,254,230	3,940,000
Industrial Goods & Services
Ametek	1,550,000	1,490,000
Expeditors International of Washington	620,000	600,000
Kennametal	1,035,000	975,000
Oshkosh Corporation	250,000	0
Pall	740,000	690,000
Quanta Services	1,470,000	1,420,000
Waste Management	500,000	0
WW Grainger	135,000	0
Finance
CNO Financial Group	9,100,000	8,325,000
Discover Financial Services	3,225,000	2,115,000
SEI Investments	1,000,000	965,000
Energy & Minerals
Continental Resources	65,000	0
Eacom Timber (Canada)	36,000,000	33,572,000
Houston American Energy	1,060,000	826,400
Kirkland Lake Gold (Canada)	900,000	870,000
Pacific Rubiales Energy (Colombia)	2,150,000	1,480,000
Other Industries
JB Hunt Transport Services	115,000	0
Health Care
Akorn	1,802,464	1,400,000

67

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 98.8%
Consumer Goods & Services 21.7%
	> Travel 8.1%
5,225,000	Hertz (a)	$78,584
	Largest U.S. Rental Car Operator
1,020,000	Gaylord Entertainment (a)	31,416
	Convention Hotels
		110,000
	> Retail 6.8%
390,000	lululemon athletica (a)	29,125
	Premium Active Apparel Retailer
555,000	Abercrombie & Fitch	27,534
	Teen Apparel Retailer
1,100,000	Safeway (b)	22,231
	Supermarkets
200,000	Tiffany & Co.	13,826
	Luxury Good Retailer
		92,716
	> Apparel 3.5%
615,000	Coach	47,527
	Designer & Retailer of Branded Leather Accessories
		47,527
	> Casinos & Gaming 1.7%
260,000,000	RexLot Holdings (China) (b)	23,113
	Lottery Equipment Supplier in China
		23,113
	> Educational Services 1.3%
270,000	ITT Educational Services (a)(b)	17,858
	Postsecondary Degree Services
		17,858
	> Other Consumer Services 0.2%
3,430,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)(c)	2,469
	Provide Real Estate Services in China
		2,469
	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)(b)	1,185
	Produce an All-natural Sweetener Extracted from the Stevia Plant
9,100	Annie's (a)	317
	Developer & Marketer of Natural & Organic Food
		1,502
Consumer Goods & Services: Total		295,185
Information 21.4%
	> Mobile Communications 7.5%
1,010,000	SBA Communications (a)	51,318
	Communications Towers
770,000	Crown Castle International (a)	41,072
	Communications Towers
15,000,000	Globalstar (a)(c)	10,500
	Satellite Mobile Voice & Data Carrier
		102,890

Number of Shares		Value (000)
	> Contract Manufacturing 3.7%
4,375,000	Sanmina-SCI (a)(c)	$50,094
	Electronic Manufacturing Services
		50,094
	> Computer Services 3.5%
3,940,000	WNS - ADR (India) (a)(c)	47,477
	Offshore BPO (Business Process Outsourcing) Services
		47,477
	> Computer Hardware & Related Equipment 2.8%
645,000	Amphenol	38,552
	Electronic Connectors
		38,552
	> Instrumentation 1.5%
110,000	Mettler Toledo (a)	20,322
	Laboratory Equipment
		20,322
	> Semiconductors & Related Equipment 0.8%
1,175,000	Atmel (a)	11,586
	Microcontrollers, RF & Memory Semiconductors
		11,586
	> Business Software 0.8%
182,000	Concur Technologies (a)	10,443
	Web Enabled Cost & Expense Management Software
		10,443
	> Advertising 0.7%
6,108,437	VisionChina Media - ADR (China) (a)(c)	9,651
	Advertising on Digital Screens in China's Mass Transit System
		9,651
Information: Total		291,015
Industrial Goods & Services 20.8%
	> Machinery 15.4%
1,490,000	Ametek	72,280
	Aerospace/Industrial Instruments
1,260,000	Donaldson	45,020
	Industrial Air Filtration
975,000	Kennametal	43,417
	Consumable Cutting Tools
690,000	Pall	41,145
	Filtration & Fluids Clarification
160,000	Nordson	8,721
	Dispensing Systems for Adhesives & Coatings
		210,583
	> Outsourcing Services 2.2%
1,420,000	Quanta Services (a)	29,678
	Electrical & Telecom Construction Services
		29,678

68

Number of Shares		Value (000)
	> Other Industrial Services 2.0%
600,000	Expeditors International of Washington	$27,906
	International Freight Forwarder
		27,906
	> Industrial Materials & Specialty Chemicals 1.2%
150,000	FMC Corporation	15,879
	Niche Specialty Chemicals
		15,879
Industrial Goods & Services: Total		284,046
Finance 15.0%
	> Credit Cards 5.2%
2,115,000	Discover Financial Services	70,514
	Credit Card Company
		70,514
	> Insurance 4.7%
8,325,000	CNO Financial Group (a)	64,768
	Life, Long Term Care & Medical Supplement Insurance
		64,768
	> Banks 3.5%
630,000	City National	33,056
	Bank & Asset Manager
1,075,000	Associated Banc-Corp	15,007
	Midwest Bank
		48,063
	> Brokerage & Money Management 1.5%
965,000	SEI Investments	19,966
	Mutual Fund Administration & Investment Management
		19,966
	> Finance Companies 0.1%
84,500	Regional Management (a)	1,420
	Consumer Loans
		1,420
Finance: Total		204,731
Energy & Minerals 11.5%
	> Oil & Gas Producers 7.3%
1,480,000	Pacific Rubiales Energy (Colombia)	43,238
	Oil Production & Exploration in Colombia
30,872,300	Canacol (Colombia) (a)	24,452
	Oil Producer in South America
36,500,000	Shamaran Petroleum (Iraq) (a)	9,331
	Oil Exploration in Kurdistan
34,700,000	Petrodorado (Colombia) (a)(c)	8,001
17,144,000	Petrodorado - Warrants (Colombia) (a)(d)(e)	672
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay

Number of Shares		Value (000)
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	$5,082
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	302
	Oil & Gas Exploration/Production in the North Sea
826,400	Houston American Energy (a)	4,314
	Oil & Gas Exploration/Production in Colombia
18,125,000	Petromanas (Canada) (a)	4,179
6,562,500	Petromanas - Warrants (Canada) (a)(d)	32
	Exploring for Oil in Albania
		99,603
	> Agricultural Commodities 1.6%
1,666,667	Union Agriculture Group (Argentina) (a)(d)(e)	17,700
	Farmland Operator in Uruguay
33,572,000	Eacom Timber (Canada) (a)(c)	3,702
	Canadian Lumber Producer
		21,402
	> Alternative Energy 1.0%
2,700,000	Canadian Solar (China) (a)(b)(c)	8,586
	Solar Cell & Module Manufacturer
2,500,000	Synthesis Energy Systems (China) (a)	3,675
	Owner/Operator of Gasification Plants
1,200,000	Real Goods Solar (a)	1,740
	Residential Solar Energy Installer
		14,001
	> Mining 0.9%
870,000	Kirkland Lake Gold (Canada) (a)	12,578
	Gold Mining
		12,578
	> Oil Services 0.7%
12,700,000	Tuscany International Drilling (Colombia) (a)	9,549
	South America-based Drilling Rig Contractor
		9,549
Energy & Minerals: Total		157,133
Other Industries 4.3%
	> Real Estate 3.2%
1,660,000	Biomed Realty Trust	31,507
	Life Science-focused Office Buildings
475,000	Dupont Fabros Technology	11,614
	Technology-focused Office Buildings
		43,121
	> Regulated Utilities 1.1%
435,000	Wisconsin Energy	15,303
	Wisconsin Utility
		15,303
Other Industries: Total		58,424

69

Columbia Acorn Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Health Care 4.1%
	> Biotechnology & Drug Delivery 1.8%
2,510,000	NPS Pharmaceuticals (a)	$17,169
	Orphan Drugs & Healthy Royalties
395,000	Seattle Genetics (a)(b)	8,050
	Antibody-based Therapies for Cancer
		25,219
	> Pharmaceuticals 1.2%
1,400,000	Akorn (a)	16,380
	Develops, Manufactures & Sells Specialty Generic Drugs
		16,380
	> Medical Supplies 1.1%
190,000	Henry Schein (a)	14,379
	Largest Distributor of Healthcare Products
		14,379
Health Care: Total		55,978
Total Equities: 98.8% (Cost: $979,694)		1,346,512

Number of Shares		Value (000)
Securities Lending Collateral 3.5%
47,277,255	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	$47,277
Total Securities Lending Collateral: (Cost: $47,277)		47,277
Total Investments: 102.3% (Cost: $1,026,971)(g)(h)		1,393,789	(i)
Obligation to Return Collateral for Securities Loaned: (3.5)%		(47,277)
Cash and Other Assets Less Liabilities: 1.2%		16,749
Total Net Assets: 100.0%		$1,363,261

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $45,804.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/30/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/30/12	Value	Dividend
Canacol*	31,372,300	-	500,000	30,872,300	$24,452	$-
Canadian Overseas Petroleum	24,000,000	-	-	24,000,000	5,082	-
Canadian Solar	2,700,000	-	-	2,700,000	8,586	-
Eacom Timber	36,000,000	-	2,428,000	33,572,000	3,702	-
GLG Life Tech*	1,850,000	-	350,000	1,500,000	1,185	-
Globalstar	13,184,322	1,815,678	-	15,000,000	10,500	-
IFM Investments (Century 21 China RE) - ADR	3,430,000	-	-	3,430,000	2,469	-
Petrodorado	34,700,000	-	-	34,700,000	8,001	-
Real Goods Solar*	1,500,000	-	300,000	1,200,000	1,740	-
Sanmina-SCI	6,100,000	-	1,725,000	4,375,000	50,094	-
Synthesis Energy Systems*	2,950,372	-	450,372	2,500,000	3,675	-
VisionChina Media - ADR	7,000,000	-	891,563	6,108,437	9,651	-
WNS - ADR	4,254,230	-	314,230	3,940,000	47,477	-
Total of Affiliated Transactions	169,041,224	1,815,678	6,959,165	163,897,737	$176,614	$-

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at March 31, 2012, were $219,738 and $145,562, respectively. Investments in affiliated companies represented 10.68% of the Fund's total net assets at March 31, 2012.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistenly applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $23,788 which represented 1.74% of total net assets.

70

> Notes to Statement of Investments (dollar values in thousands)

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,666,667	$20,000	$17,700
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	5,082
Petrodorado - Warrants	11/20/09	17,144,000	2,118	672
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	302
Petromanas - Warrants	5/20/10	6,562,500	380	32
			$34,260	$23,788

(e)  Illiquid security.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,026,971 and net unrealized appreciation was $366,818 consisting of gross unrealized appreciation of $495,701 and gross unrealized depreciation of $(128,883).

(h)  On March 31, 2012, the market value of foreign securities represented 17.24% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Colombia	$85,912	6.30
China	47,494	3.49
India	47,477	3.48
Canada	21,676	1.59
Argentina	17,700	1.30
Iraq	9,331	0.68
United Kingdom	5,384	0.40
Total Foreign Portfolio	$234,974	17.24

(i)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

71

Columbia Acorn Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$272,072	$23,113	$-	$295,185
Information	291,015	-	-	291,015
Industrial Goods & Services	284,046	-	-	284,046
Finance	204,731	-	-	204,731
Energy & Minerals	133,345	6,088	17,700	157,133
Other Industries	58,424	-	-	58,424
Health Care	55,978	-	-	55,978
Total Equities	1,299,611	29,201	17,700	1,346,512
Total Securities Lending Collateral	47,277	-	-	47,277
Total Investments	$1,346,888	$29,201	$17,700	$1,393,789

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The following table reconciles asset balances for the six months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Energy & Minerals	$16,617	$-	$1,083	$-	$-	$-	$-	$17,700
	$16,617	$-	$1,083	$-	$-	$-	$-	$17,700

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $1,083.

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 03/31/12	Valuation Technique(s)	Unobservable Input (s)	Range (Weighted Average)
Equities	17,700	Market comparable companies	Discount for lack of marketability	-6% - +16% (-9%)

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

72

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	> Affiliated Bond Funds: 53.4%
9,295,325	Columbia Intermediate Bond Fund, Class I	$86,725
5,457,987	Columbia Income Opportunities Fund, Class I	52,233
2,987,862	Columbia U.S. Treasury Income Fund, Class I	34,629
Total Bond Funds (Cost: $171,419)		173,587
	> Affiliated Stock Funds: 43.8%
725,247	Columbia Acorn International Fund, Class I	28,662
1,946,023	Columbia Dividend Income Fund, Class I	28,529
1,353,681	Columbia Contrarian Core Fund, Class I	21,361
668,359	Columbia Acorn Fund, Class I	21,287

Number of Shares		Value (000)
1,014,784	Columbia Large Cap Enhanced Core Fund, Class I	$14,227
981,120	Columbia Select Large Cap Growth Fund, Class I (a)	14,197
509,047	Columbia Acorn Select Fund, Class I	14,177
Total Stock Funds (Cost: $114,924)		142,440
Total Investments: 97.2% (Cost: $286,343)(b)		316,027	(c)
Cash and Other Assets Less Liabilities: 2.8%		8,998
Total Net Assets: 100.0%		$325,025

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  At March 31, 2012, for federal income tax purposes, the cost of investments was $286,343 and net unrealized appreciation was $29,684 consisting of gross unrealized appreciation of $29,684 and gross unrealized depreciation of $(—).

(c)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

73

Columbia Thermostat Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Bond Funds	$173,587	$-	$-	$173,587
Total Stock Funds	142,440	-	-	142,440
Total Investments	$316,027	$-	$-	$316,027

  There were no transfers of financial assets between levels 1 and 2 during the period.

74

Columbia Acorn Emerging Markets Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Asia
> Taiwan
Advantech	12,000	19,169
Chroma Ate	26,990	38,990
CTCI Corp	33,200	64,762
Far EasTone Telecom	43,700	58,126
Lung Yen	11,000	16,500
MStar Semiconductor	0	9,800
PC Home	3,900	13,700
Radiant Opto-Electronics	11,277	15,277
Simplo Technology	7,730	10,342
St. Shine Optical	5,800	7,200
Taiwan Hon Chuan	15,385	21,689
Tripod Technologies	0	30,000
> Indonesia
Ace Indonesia	178,989	369,019
Archipelago Resources	76,959	137,500
Jasa Marga	67,000	109,911
Surya Citra Media	44,000	93,264
Tower Bersama Infrastructure	241,000	535,709
> Hong Kong
AAC Technologies	13,000	18,027
Lifestyle International	16,865	28,089
Melco Crown Entertainment - ADR	4,137	5,150
Melco International	33,000	118,462
Sasa International	65,652	89,999
> China
51job - ADR	741	1,154
Digital China	34,651	45,651
NetEase.com - ADR	1,000	1,277
RexLot Holdings	451,892	823,246
> India
Adani Ports & Special Economic Zone	12,250	22,500
Jain Irrigation Systems	20,800	30,249
Redington India	0	7,562
Titan Industries	2,200	13,040
United Breweries	4,180	7,835
> Philippines
Int'l Container Terminal	25,567	40,787
Manila Water Company	88,382	100,465
> Cambodia
Nagacorp	229,035	340,000
> Thailand
Home Product Center	134,348	249,018
> Mongolia
Mongolian Mining	48,909	98,500

	Number of Shares
	12/31/11	03/31/12
> Japan
Kansai Paint	3,860	7,060
Other Countries
> South Africa
Adcock Ingram Holdings	9,580	15,850
Coronation Fund Managers	24,626	42,926
Massmart Holdings	1,945	3,197
Mr. Price	5,370	6,597
Northam Platinum	11,354	15,354
Rand Merchant Insurance	39,175	71,200
> Canada
Alliance Grain Traders	3,565	10,801
Americas Petrogas	0	17,500
> United States
Atwood Oceanics	752	952
Hornbeck Offshore	1,000	1,509
Textainer Group Holdings	1,200	2,204
Europe
> Sweden
East Capital Explorer	6,072	8,806
Hexagon	3,498	7,231
> Switzerland
Dufry Group	675	1,116
> Kazakhstan
Halyk Savings Bank of Kazakhstan - GDR	4,332	17,800
> Italy
Pirelli	3,000	7,000
> Germany
Dürr	824	1,229
> France
Rubis	780	965
Latin America
> Brazil
Localiza Rent A Car	4,436	5,490
MRV Engenharia	11,121	11,325
Multiplus	1,884	3,144
> Mexico
Grupo Aeroportuario del Sureste - ADR	1,203	1,647
> Chile
Viña Concha y Toro	0	16,500

75

Columbia Acorn Emerging Markets Fund

Major Portfolio Changes in the First Quarter (Unaudited), continued

	Number of Shares
	12/31/11	03/31/12
Sales
Asia
> Taiwan
Formosa International Hotels	949	0
President Chain Store	5,000	0
> China
ENN Energy	7,538	0
> India
Manappuram Finance	35,100	0
> Singapore
Goodpack Limited	27,403	0
Latin America
> Brazil
Suzano	7,431	0
> Argentina
Madalena Ventures	56,433	40,200

76

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 96.1%
Asia 55.2%
	> Taiwan 16.8%
58,126	Far EasTone Telecom	$120
	Taiwan's Third Largest Mobile Operator
64,762	CTCI Corp	107
	International Engineering Firm
30,000	Tripod Technologies	101
	Printed Circuit Boards (PCB)
38,990	Chroma Ate	100
	Automatic Test Systems, Testing & Measurement Instruments
7,200	St. Shine Optical	94
	World's Leading Disposable Contact Lens OEM
10,342	Simplo Technology	78
	Battery Packs for Notebook & Tablet PCs
13,700	PC Home	77
	Taiwanese Internet Retail Company
15,277	Radiant Opto-Electronics	68
	LCD Back Light Units & Modules
19,169	Advantech	67
	Industrial PC & Components
9,800	MStar Semiconductor	60
	ICs for TV, Digital Set-top-box & Handset
16,500	Lung Yen	53
	Funeral Services & Columbaria
21,689	Taiwan Hon Chuan	49
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
		974
	> Indonesia 11.1%
369,019	Ace Indonesia	180
	Home Improvement Retailer
535,709	Tower Bersama Infrastructure	173
	Communications Towers
137,500	Archipelago Resources (a)	143
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
93,264	Surya Citra Media	82
	Free to Air TV in Indonesia
109,911	Jasa Marga	62
	Largest Toll Road Operator in Indonesia
		640
	> Hong Kong 6.2%
118,462	Melco International (a)	113
	Macau Casino Operator
28,089	Lifestyle International	72
	Mid to High-end Department Store Operator in Hong Kong & China
5,150	Melco Crown Entertainment - ADR (a)	70
	Macau Casino Operator
89,999	Sasa International	52
	Cosmetics Retailer
18,027	AAC Technologies	49
	Miniature Acoustic Components
		356

Number of Shares		Value (000)
	> China 6.1%
45,651	Digital China	$91
	IT Distribution & Systems Integration Services
1,277	NetEase.com - ADR (a)	74
	Chinese Online Gaming Services
823,246	RexLot Holdings	73
	Lottery Equipment Supplier in China
1,154	51job - ADR (a)(b)	66
	Integrated Human Resource Services
89,275	AMVIG Holdings	48
	Chinese Tobacco Packaging Material Supplier
		352
	> India 4.7%
7,835	United Breweries	83
	India's Largest Brewer
13,040	Titan Industries	59
	Jewelry, Watches, Eyeglasses
30,249	Jain Irrigation Systems	58
	Agricultural Micro-irrigation Systems & Food Processing
22,500	Adani Ports & Special Economic Zone	57
	Indian West Coast Shipping Port
7,562	Redington India	13
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
		270
	> Philippines 2.9%
40,787	Int'l Container Terminal	62
	Container Handling Terminals & Port Management
100,465	Manila Water Company	54
	Water Utility Company in the Philippines
128,155	SM Prime Holdings	51
	Shopping Mall Operator
		167
	> Cambodia 2.7%
340,000	Nagacorp	155
	Casino/Entertainment Complex in Cambodia
		155
	> Thailand 1.9%
249,018	Home Product Center	112
	Home Improvement Retailer
		112
	> Mongolia 1.6%
98,500	Mongolian Mining (a)	94
	Coking Coal Mining in Mongolia
		94
	> Japan 1.2%
7,060	Kansai Paint	72
	Paint Producer in Japan, India, China & Southeast Asia
		72
Asia: Total		3,192

77

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Other Countries 19.1%
	> South Africa 11.4%
71,200	Rand Merchant Insurance	$160
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
42,926	Coronation Fund Managers	159
	South African Fund Manager
15,850	Adcock Ingram Holdings	121
	Manufacturer of Pharmaceuticals & Medical Supplies
6,597	Mr. Price	81
	South African Retailer of Apparel, Household & Sporting Goods
15,354	Northam Platinum	68
	Platinum Mining in South Africa
3,197	Massmart Holdings	68
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		657
	> Canada 4.6%
10,801	Alliance Grain Traders	166
	Global Leader in Pulse Processing & Distribution
17,500	Americas Petrogas (a)	62
	Oil & Gas Exploration in Argentina, Potash in Peru
4,172	Crew Energy (a)	40
	Canadian Oil & Gas Producer
		268
	> United States 3.1%
2,204	Textainer Group Holdings	75
	Top International Container Leaser
1,509	Hornbeck Offshore (a)	63
	Supply Vessel Operator in U.S. Gulf of Mexico
952	Atwood Oceanics (a)	43
	Offshore Drilling Contractor
		181
Other Countries: Total		1,106
Europe 13.5%
	> Sweden 3.7%
7,231	Hexagon	141
	Design, Measurement & Visualization Software & Equipment
8,806	East Capital Explorer	74
	Sweden-based RUS/CEE Investment Fund
		215
	> Switzerland 2.5%
1,116	Dufry Group (a)	146
	Operates Airport Duty Free & Duty Paid Shops
		146
	> Kazakhstan 2.0%
17,800	Halyk Savings Bank of Kazakhstan - GDR (a)	116
	Largest Retail Bank & Insurer in Kazakhstan
		116

Number of Shares		Value (000)
	> Czech Republic 1.5%
434	Komercni Banka	$86
	Leading Czech Universal Bank
		86
	> Italy 1.4%
7,000	Pirelli	83
	Global Tire Supplier
		83
	> Germany 1.4%
1,229	Dürr	78
	Automotive Plant Engineering & Associated Capital Equipment
		78
	> France 1.0%
965	Rubis	57
	Tank Storage & LPG Distribution
		57
Europe: Total		781
Latin America 8.3%
	> Brazil 5.0%
5,490	Localiza Rent A Car	101
	Car Rental
11,325	MRV Engenharia	80
	Brazilian Property Developer
3,144	Multiplus	65
	Loyalty Program Operator in Brazil
3,361	Mills Estruturas e Servicos de Engenharia	43
	Civil Engineering & Construction
		289
	> Mexico 2.0%
1,647	Grupo Aeroportuario del Sureste - ADR	113
	Mexican Airport Operator
		113
	> Chile 0.7%
16,500	Viña Concha y Toro	38
	Global Branded Wine Manufacturer
		38
	> Argentina 0.6%
40,200	Madalena Ventures (a)	37
	Oil & Gas Exploration in Argentina
		37
Latin America: Total		477
Total Equities: 96.1% (Cost: $5,066)		5,556

78

Number of Shares	Value (000)

Securities Lending Collateral 0.6%
35,100	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	$35
Total Securities Lending Collateral: (Cost: $35)		35
Total Investments: 96.7% (Cost: $5,101)(d)(e)		5,591	(f)
Obligation to Return Collateral for Securities Loaned: (0.6)%		(35)
Cash and Other Assets Less Liabilities: 3.9%		226
Total Net Assets: 100.0%		$5,782

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $34.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  At March 31, 2012, for federal income tax purposes, the cost of investments was $5,101 and net unrealized appreciation was $490 consisting of gross unrealized appreciation of $630 and gross unrealized depreciation of $(140).

(e)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Taiwan Dollar	$974	16.8
South African Rand	657	11.4
Indonesian Rupiah	640	11.1
Hong Kong Dollar	356	6.2
Brazilain Real	289	5.0
U.S. Dollar	181	3.1
Other currencies less than 5% of total net assets	2,459	42.5
	$5,556	96.1

(f)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

79

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$210	$2,982	$-	$3,192
Other Countries	449	657	-	1,106
Europe	-	781	-	781
Latin America	477	-	-	477
Total Equities	1,136	4,420	-	5,556
Total Securities Lending Collateral	35	-	-	35
Total Investments	$1,171	$4,420	$-	$5,591

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

80

Columbia Acorn Emerging Markets Fund

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Consumer Goods & Services
Retail	$775	13.5
Casinos & Gaming	411	7.1
Other Consumer Services	190	3.3
Food & Beverage	186	3.2
Travel	101	1.7
Other Durable Goods	83	1.4
Consumer Goods Distribution	13	0.2
	1,759	30.4
> Information
Computer Hardware & Related Equipment	363	6.3
Mobile Communications	293	5.1
Business Software	140	2.4
Instrumentation	100	1.7
Electronics Distribution	91	1.6
TV Broadcasting	82	1.4
Internet Related	74	1.3
Semiconductors & Related Equipment	60	1.0
	1,203	20.8
> Energy & Minerals
Mining	305	5.3
Agricultural Commodities	166	2.9
Oil & Gas Producers	139	2.4
Oil Services	106	1.8
Oil Refining, Marketing & Distribution	57	1.0
	773	13.4
> Finance
Brokerage & Money Management	234	4.0
Banks	202	3.5
Insurance	160	2.8
Finance Companies	75	1.3
	671	11.6
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	169	2.9
Construction	150	2.6
Machinery	137	2.4
Other Industrial Services	119	2.1
	575	10.0
> Other Industries
Transportation	175	3.0
Real Estate	131	2.3
Regulated Utilities	54	0.9
	360	6.2

	Value (000)	Percentage of Net Assets
> Health Care
Pharmaceuticals	$121	2.1
Medical Supplies	94	1.6
	215	3.7
Total Equities:	5,556	96.1
Securities Lending Collateral:	35	0.6
Total Investments:	5,591	96.7
Obligation to Return Collateral for Securities Loaned:	(35)	(0.6)
Cash and Other Assets Less Liabilities:	226	3.9
Net Assets:	$5,782	100.0

81

Columbia Acorn European Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Europe
> United Kingdom
Rightmove	0	1,000
> France
1000 mercis	700	1,200
> Netherlands
TKH Group	0	400
> Switzerland
Zehnder	0	243
> Sweden
Hexagon	2,570	2,670
> Denmark
Solar A/S	0	300

	Number of Shares
	12/31/11	03/31/12
Sales
Europe
> United Kingdom
GlobeOp Financial Services	6,480	0
> France
Gemalto	1,100	1,000
> Germany
Elringklinger	810	0

82

Columbia Acorn European Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 94.0%
Europe 91.7%
	> United Kingdom 16.2%
1,100	Intertek Group	$44
	Testing, Inspection, Certification Services
15,220	Charles Taylor	37
	Insurance Services
2,927	JLT Group	33
	International Business Insurance Broker
4,900	Chemring	32
	Defense Manufacturer of Countermeasures & Energetics
3,180	Shaftesbury	25
	London Prime Retail REIT
3,610	Domino's Pizza United Kingdom & Ireland	25
	Pizza Delivery in the United Kingdom, Ireland & Germany
1,000	Rightmove	23
	Internet Real Estate Listings
5,800	Workspace Group	22
	UK Real Estate
660	Rotork	22
	Valve Actuators for Oil & Water Pipelines
2,480	Serco	21
	Facilities Management
2,870	Premier Oil (a)	18
	Oil & Gas Producer in Europe, Pakistan & Asia
3,190	Abcam	18
	Online Sales of Antibodies
999	Greggs	8
	Bakery
		328
	> France 16.1%
1,000	Gemalto	66
	Digital Security Solutions
600	Eurofins Scientific	65
	Food, Pharmaceuticals & Materials Screening & Testing
1,200	1000 mercis	57
	Interactive Advertising & Marketing
360	Norbert Dentressangle	32
	Leading European Logistics & Transport Group
790	Saft Batteries	26
	Niche Battery Manufacturer
352	Neopost	23
	Postage Meter Machines
600	Mersen	21
	Advanced Industrial Materials
310	Rubis	18
	Tank Storage & LPG Distribution
5,030	Hi-Media (a)	18
	Online Advertiser in Europe
		326
	> Netherlands 14.0%
2,420	Aalberts Industries	50
	Flow Control & Heat Treatment
1,530	UNIT4	44
	Business Software Development

Number of Shares		Value (000)
330	Core Laboratories	$44
	Oil & Gas Reservoir Consulting
1,160	Koninklijke TenCate	40
	Advanced Textiles & Industrial Fabrics
1,260	Imtech	40
	Electromechanical & ICT Installation & Maintenance
410	Fugro	29
	Sub-sea Oilfield Services
1,280	Arcadis	27
	Engineering Consultants
400	TKH Group	11
	Dutch Industrial Conglomerate
		285
	> Germany 11.1%
3,080	Wirecard	59
	Online Payment Processing & Risk Management
170	Rational	40
	Commercial Ovens
560	Rheinmetall	33
	Defense & Automotive
520	Dürr	33
	Automotive Plant Engineering & Associated Capital Equipment
300	Bertrandt	23
	Outsourced Engineering
590	CTS Eventim	20
	Event Ticket Sales
450	Stratec Biomedical Systems	18
	Diagnostic Instrumentation
		226
	> Switzerland 7.7%
250	Geberit (a)	52
	Plumbing Supplies
15	Sika	33
	Chemicals for Construction & Industrial Applications
160	Partners Group	31
	Private Markets Asset Management
170	Dufry Group (a)	22
	Operates Airport Duty Free & Duty Paid Shops
243	Zehnder	18
	Radiators & Ventilation Systems
		156
	> Sweden 6.1%
2,670	Hexagon	52
	Design, Measurement & Visualization Software & Equipment
4,070	Sweco	44
	Engineering Consultants
1,000	Unibet	28
	European Online Gaming Operator
		124
	> Italy 4.4%
2,000	Pirelli	24
	Global Tire Supplier
7,000	Geox	23
	Apparel & Shoe Maker

83

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Italy—continued
200	Tod's	$22
	Leather Shoes & Bags
13,860	CIR	20
	Italian Holding Company
		89
	> Iceland 2.5%
43,750	Marel	51
	Largest Manufacturer of Poultry & Fish Processing Equipment
		51
	> Ireland 2.2%
9,300	United Drug	26
	Irish Pharmaceutical Wholesaler & Outsourcer
300	Paddy Power	19
	Irish Betting Services
		45
	> Portugal 2.0%
13,480	Redes Energéticas Nacionais	41
	Portuguese Power Transmission & Gas Transportation
		41
	> Norway 2.0%
3,310	Atea	40
	Leading Nordic IT Hardware/Software Reseller & Installation Company
		40
	> Russia 1.9%
1,000	Mail.ru - GDR (a)(b)	39
	Internet Social Networking & Games for Russian Speakers
		39
	> Belgium 1.6%
630	EVS Broadcast Equipment	33
	Digital Live Mobile Production Software & Systems
		33
	> Czech Republic 1.4%
140	Komercni Banka	28
	Leading Czech Universal Bank
		28
	> Poland 1.1%
4,000	FX Energy (a)	22
	Oil & Gas Producer in Poland
		22
	> Denmark 0.8%
300	Solar A/S	17
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment
		17
	> Greece 0.6%
12,800	Intralot	12
	Lottery & Gaming Systems & Services
		12
Europe: Total		1,862

Number of Shares		Value (000)
Other Countries 1.3%
	> Canada 1.3%
1,670	Alliance Grain Traders	$26
	Global Leader in Pulse Processing & Distribution
		26
Other Countries: Total		26
Asia 1.0%
	> Hong Kong 1.0%
9,000	L'Occitane International	21
	Skin Care & Cosmetics Producer
		21
Asia: Total		21
Total Equities: 94.0% (Cost: $1,708)		1,909
Total Investments: 94.0% (Cost: $1,708)(c)(d)		1,909	(e)
Cash and Other Assets Less Liabilities: 6.0%		122
Total Net Assets: 100.0%		$2,031

GDR - Global Depositary Receipts

84

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $39, which represented 1.92% of total net assets.

(c)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,708 and net unrealized appreciation was $201 consisting of gross unrealized appreciation of $249 and gross unrealized depreciation of $(48).

(d)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,014	49.9
British Pound	328	16.2
Swiss Franc	156	7.7
Swedish Krona	124	6.1
U.S. Dollar	105	5.1
Other currencies less than 5% of total net assets	182	9.0
	$1,909	94.0

(e)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

85

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$65	$1,797	$-	$1,862
Other Countries	26	-	-	26
Asia	-	21	-	21
Total Equities	91	1,818	-	1,909
Total Investments	$91	$1,818	$-	$1,909

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

86

Columbia Acorn European Fund

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Industrial Goods & Services
Other Industrial Services	$221	10.9
Machinery	202	9.9
Industrial Materials & Specialty Chemicals	94	4.6
Conglomerates	80	3.9
Electrical Components	58	2.9
Construction	52	2.6
Outsourcing Services	44	2.2
Industrial Distribution	16	0.8
	767	37.8
> Information
Internet Related	99	4.9
Instrumentation	96	4.7
Financial Processors	63	3.1
CATV	59	2.9
Gaming Equipment & Services	57	2.8
Business Software	40	2.0
Advertising	17	0.8
	431	21.2
> Consumer Goods & Services
Casinos & Gaming	59	2.9
Nondurables	44	2.2
Other Durable Goods	42	2.1
Restaurants	25	1.2
Apparel	23	1.1
Retail	22	1.1
Other Entertainment	20	1.0
Food & Beverage	8	0.4
	243	12.0
> Energy & Minerals
Mining	43	2.1
Oil & Gas Producers	40	2.0
Oil Services	29	1.4
Agricultural Commodities	26	1.3
Oil Refining, Marketing & Distribution	18	0.9
	156	7.7
> Finance
Insurance	70	3.4
Brokerage & Money Management	31	1.5
Banks	28	1.4
	129	6.3
> Other Industries
Real Estate	47	2.3
Regulated Utilities	41	2.0
Transportation	32	1.6
	120	5.9

	Value (000)	Percentage of Net Assets
> Health Care
Pharmaceuticals	$26	1.3
Medical Equipment & Devices	19	0.9
Medical Supplies	18	0.9
	63	3.1
Total Equities:	1,909	94.0
Total Investments:	1,909	94.0
Cash and Other Assets Less Liabilities:	122	6.0
Net Assets:	$2,031	100.0

87

Columbia Acorn Family of Funds

First Quarter Class Z Share Information (Unaudited)

Minimum Initial Investment in all Funds:	$0 to $2,000, available only to certain eligible investors
Exchange Fee:	None

Columbia Acorn Fund	ACRNX
Management Fee	0.64%
12b-1 Fee	0.00%
Other Expenses	0.12%
Net Expense Ratio	0.76%
Columbia Acorn International	ACINX
Management Fee	0.76%
12b-1 Fee	0.00%
Other Expenses	0.15%
Net Expense Ratio	0.91%
Columbia Acorn USA	AUSAX
Management Fee	0.86%
12b-1 Fee	0.00%
Other Expenses	0.13%
Net Expense Ratio	0.99%
Columbia Acorn International Select	ACFFX
Management Fee	0.94%
12b-1 Fee	0.00%
Other Expenses	0.23%
Net Expense Ratio	1.17%
Columbia Acorn Select	ACTWX
Management Fee	0.83%
12b-1 Fee	0.00%
Other Expenses	0.15%
Net Expense Ratio	0.98%
Columbia Thermostat Fund	COTZX
Management Fee	0.10%
12b-1 Fee	0.00%
Other Expenses	0.15%*
Net Expense Ratio	0.25%*
Columbia Acorn Emerging Markets Fund	CEFZX
Management Fee	1.25%
12b-1 Fee	0.00%
Other Expenses	0.19%
Net Expense Ratio	1.44%
Columbia Acorn European Fund	CAEZX
Management Fee	1.19%
12b-1 Fee	0.00%
Other Expenses	0.15%
Net Expense Ratio	1.34%

    Fees and expenses are for the three months ended March 31, 2012. The fees and expenses of Columbia Acorn Select and Columbia Acorn International Select include the effect of the voluntary undertaking by Columbia Wanger Asset Management, LLC (CWAM) to waive fees and/or reimburse the Funds for any ordinary operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, in excess of the following annual rates:

Fund	Class Z
Columbia Acorn International Select	1.45%
Columbia Acorn Select	1.35%

    These arrangements may be modified or terminated by either the Funds or CWAM upon 30 days notice.

    Columbia Thermostat Fund's fees and expenses include the effect of CWAM's contractual undertaking to waive fees and/or reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, in excess of the annual rate of 0.25% of the average daily net assets. Columbia Thermostat Fund's waiver/reimbursement arrangement is contractual through April 30, 2012. There is no guarantee that this arrangement will continue thereafter.

    The fees and expenses of Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund also include the effect of fee waivers/reimbursements. CWAM has contractually undertaken to waive fees and/or reimburse Columbia Acorn Emerging Markets Fund so that the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.60% of the Fund's average daily net assets attributable to Class Z shares, through April 30, 2013. There is no guarantee that this arrangement will continue thereafter. CWAM has contractually undertaken to waive fees and/or reimburse Columbia Acorn European Fund so that its ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rate of 1.50% of the Fund's average daily net assets attributable to Class Z shares, through April 30, 2013. There is no guarantee that this arrangement will continue thereafter.

  *  Does not include estimated fees and expenses of 0.62% incurred by the Fund from the underlying portfolio funds in which it invests.

88

Columbia Acorn Family of Funds

Trustees

Laura M. Born

Chair of the Board

Steven N. Kaplan

Vice Chair of the Board

Michelle L. Collins

Maureen M. Culhane

Margaret M. Eisen

John C. Heaton

Charles P. McQuaid

David J. Rudis

David B. Small

Ralph Wanger (Trustee Emeritus)

Officers

Charles P. McQuaid

President

Ben Andrews

Vice President

Robert A. Chalupnik

Vice President

Michael G. Clarke

Assistant Treasurer

Joseph F. DiMaria

Assistant Treasurer

P. Zachary Egan

Vice President

Fritz Kaegi

Vice President

John M. Kunka

Assistant Treasurer

Stephen Kusmierczak

Vice President

Joseph C. LaPalm

Vice President

Bruce H. Lauer

Vice President, Secretary and Treasurer

Louis J. Mendes III

Vice President

Robert A. Mohn

Vice President

Christopher J. Olson

Vice President

Christopher O. Petersen

Assistant Secretary

Scott R. Plummer

Assistant Secretary

Andreas Waldburg-Wolfegg

Vice President

Linda K. Roth-Wiszowaty

Assistant Secretary

Robert P. Scales

Chief Compliance Officer, Chief Legal Officer,
Senior Vice President and General Counsel

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

1-800-922-6769

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent, Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P. O. Box 8081
Boston, Massachusetts 02266-8081

1-800-345-6611

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This report, including the schedules of investments, is submitted for the general information of the shareholders of Columbia Acorn Trust.

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) without charge, upon request, by calling 800-922-6769 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available at www.columbiamanagement.com under "About Us." From there, click on "Disclosures."

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Wanger Asset Management, LLC.

Find out what's new – visit our web site at:

www.columbiamanagement.com

Our e-mail address is:

ServiceInquiries@ColumbiaManagement.com

Shareholders should not include personal information such as account numbers, Social Security numbers or taxpayer identification numbers in e-mail. We are unable to accept account transactions sent via e-mail.

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Columbia Management®

Columbia Acorn Family of Funds
Class Z Shares

First Quarter Report, March 31, 2012

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P. O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1447 D (5/12) 137595

Q1 2012

Columbia Acorn Family of Funds

Class A, B, C, I, R and R5 Shares

Managed by Columbia Wanger Asset Management, LLC

First Quarter Report

March 31, 2012

■  Columbia
Acorn® Fund

■  Columbia
Acorn International®

■  Columbia
Acorn USA®

■  Columbia
Acorn International SelectSM

■  Columbia
Acorn SelectSM

■  Columbia
Thermostat FundSM

■  Columbia
Acorn Emerging Markets FundSM

■  Columbia
Acorn European FundSM

Not FDIC insured • No bank guarantee • May lose value

The views expressed in the "Squirrel Chatter II" and "In a Nutshell" commentaries reflect the current views of the respective authors. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective authors disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific company's securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund's portfolio are still held or that the securities sold have not been repurchased.

Acorn®, Acorn USA® and Acorn International® are service marks owned and registered by Columbia Acorn Trust. ColumbiaSM, Columbia Management®, and the Columbia Management Logo® are service marks owned and/or registered by Ameriprise Financial, Inc.

You are Invited to the 2012 Columbia Acorn Funds Shareholder Information Meeting

Save the Date!

We will be hosting our annual shareholder information meeting on September 19, 2012, in Chicago. The meeting will feature presentations by Columbia Acorn Fund's lead portfolio manager Chuck McQuaid and other members of Columbia Wanger Asset Management's investment team.

Meeting Location*

Offices of Drinker Biddle & Reath LLP
191 North Wacker Drive, Suite 3700
Chicago, Illinois

Meeting Date & Time

Wednesday, September 19, 2012
12:00 p.m. CST

A buffet lunch will be served beginning at 11:30 a.m.

If you plan to attend, please RSVP by September 14 by calling (800) 922-6769.

Webcast Replay Available in October

For our many shareholders who are not able to attend the meeting, we will again provide a webcast replay of the event that can be accessed from our website, www.columbiamanagement.com, throughout the month of October.

If you have any questions about this event or any of your investments in our Columbia Acorn Funds, please call (800) 922-6769 to speak to a Columbia Acorn Funds shareholder representative.

*Up-to-date information on the Wacker Drive construction project can be found at www.wackerdrive.org. The meeting location is easily accessed via its Wacker Drive entrance but road repairs have closed other blocks of Wacker Drive.

Columbia Acorn Family of Funds

Table of Contents

Share Class Performance	2
Fund Performance vs. Benchmark	3
Descriptions of Indexes	4
Squirrel Chatter: Genetic Science	5
Columbia Acorn Fund
In a Nutshell	9
At a Glance	10
Major Portfolio Changes	25
Statement of Investments	27
Columbia Acorn International
In a Nutshell	11
At a Glance	12
Major Portfolio Changes	41
Statement of Investments	43
Portfolio Diversification	52
Columbia Acorn USA
In a Nutshell	13
At a Glance	14
Major Portfolio Changes	53
Statement of Investments	54
Columbia Acorn International Select
In a Nutshell	15
At a Glance	16
Major Portfolio Changes	61
Statement of Investments	62
Portfolio Diversification	67
Columbia Acorn Select
In a Nutshell	17
At a Glance	18
Major Portfolio Changes	68
Statement of Investments	69
Columbia Thermostat Fund
In a Nutshell	19
At a Glance	20
Statement of Investments	74
Columbia Acorn Emerging Markets Fund
In a Nutshell	21
At a Glance	22
Major Portfolio Changes	76
Statement of Investments	78
Portfolio Diversification	82
Columbia Acorn European Fund
In a Nutshell	23
At a Glance	24
Major Portfolio Changes	83
Statement of Investments	84
Portfolio Diversification	88
Columbia Acorn Family of Funds
Columbia Acorn Family of Funds Information	89

Net Asset Value Per Share as of 3/31/12

	Columbia Acorn Fund	Columbia Acorn International	Columbia Acorn USA	Columbia Acorn International Select	Columbia Acorn Select	Columbia Thermostat Fund	Columbia Acorn Emerging Markets Fund	Columbia Acorn European Fund
Class A	$30.74	$39.27	$30.16	$27.00	$27.00	$13.87	$10.92	$11.10
Class B	$28.27	$38.07	$27.83	$25.86	$25.14	$13.95	NA	NA
Class C	$27.86	$37.91	$27.53	$25.73	$24.89	$13.94	$10.88	$11.09
Class I	$31.85	$39.52	$31.43	$27.24	$27.85	NA	$10.96	$11.11
Class R	NA	$39.19	NA	NA	NA	NA	NA	NA
Class R5	NA	$39.49	NA	NA	NA	NA	NA	NA

Columbia Acorn Family of Funds

Share Class Performance Average Annual Total Returns through 3/31/12

	Class A		Class B*		Class C		Class I	Class R†	Class R5†
	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	Without Sales Charge**	Without Sales Charge**
Columbia Acorn Fund (10/16/00)
3 months**	15.43%	8.81%	15.25%	10.25%	15.22%	14.22%	15.52%	NA	NA
1 year	3.97%	-2.00%	3.53%	-1.42%	3.20%	2.21%	4.34%	NA	NA
5 years	3.87%	2.65%	3.26%	2.92%	3.06%	3.06%	NA	NA	NA
10 years	8.89%	8.25%	8.20%	8.20%	8.07%	8.07%	NA	NA	NA
Life of Fund	9.35%	8.79%	8.66%	8.66%	8.54%	8.54%	17.69%	NA	NA
Columbia Acorn International (10/16/00)
3 months**	14.99%	8.39%	14.77%	9.77%	14.77%	13.77%	15.12%	14.89%	15.10%
1 year	-2.72%	-8.31%	-3.39%	-8.10%	-3.46%	-4.40%	-2.34%	NA	NA
5 years	1.59%	0.40%	0.95%	0.60%	0.81%	0.81%	NA	NA	NA
10 years	11.14%	10.49%	10.42%	10.42%	10.31%	10.31%	NA	NA	NA
Life of Fund	7.10%	6.54%	6.40%	6.40%	6.31%	6.31%	5.49%	-2.29%	-1.86%
Columbia Acorn USA (10/16/00)
3 months**	16.27%	9.59%	16.06%	11.06%	16.06%	15.06%	16.41%	NA	NA
1 year	2.58%	-3.33%	2.09%	-2.91%	1.81%	0.81%	2.94%	NA	NA
5 years	2.91%	1.70%	2.27%	1.90%	2.11%	2.11%	NA	NA	NA
10 years	6.92%	6.29%	6.22%	6.22%	6.11%	6.11%	NA	NA	NA
Life of Fund	8.84%	8.28%	8.14%	8.14%	8.05%	8.05%	19.30%	NA	NA
Columbia Acorn International Select (10/16/00)
3 months**	11.29%	4.90%	11.13%	6.13%	11.05%	10.05%	11.41%	NA	NA
1 year	-2.39%	-8.00%	-2.98%	-7.71%	-3.18%	-4.13%	-1.96%	NA	NA
5 years	1.41%	0.22%	0.77%	0.40%	0.61%	0.61%	NA	NA	NA
10 years	10.35%	9.70%	9.64%	9.64%	9.52%	9.52%	NA	NA	NA
Life of Fund	5.17%	4.63%	4.48%	4.48%	4.38%	4.38%	6.01%	NA	NA
Columbia Acorn Select (10/16/00)
3 months**	17.65%	10.88%	17.48%	12.48%	17.41%	16.41%	17.76%	NA	NA
1 year	-2.81%	-8.40%	-3.33%	-8.12%	-3.55%	-4.50%	-2.33%	NA	NA
5 years	0.54%	-0.65%	-0.09%	-0.47%	-0.27%	-0.27%	NA	NA	NA
10 years	7.51%	6.88%	6.81%	6.81%	6.70%	6.70%	NA	NA	NA
Life of Fund	7.71%	7.16%	7.01%	7.01%	6.90%	6.90%	9.44%	NA	NA
Columbia Thermostat Fund (3/3/03) ††
3 months**	8.19%	1.99%	8.06%	3.06%	7.98%	6.98%	NA	NA	NA
1 year	9.87%	3.56%	9.38%	4.38%	9.13%	8.13%	NA	NA	NA
5 years	5.15%	3.91%	4.62%	4.29%	4.36%	4.36%	NA	NA	NA
Life of Fund	8.22%	7.52%	7.62%	7.62%	7.42%	7.42%	NA	NA	NA
Columbia Acorn Emerging Markets Fund (8/19/11)
3 months**	17.93%	11.20%	NA	NA	17.75%	16.75%	17.98%	NA	NA
Life of Fund**	9.20%	2.92%	NA	NA	8.80%	7.80%	9.60%	NA	NA
Columbia Acorn European Fund (8/19/11)
3 months**	17.71%	10.89%	NA	NA	17.48%	16.48%	17.82%	NA	NA
Life of Fund**	11.86%	5.43%	NA	NA	11.44%	10.44%	12.15%	NA	NA

*The Funds generally no longer accept investments by new or existing investors in Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

**Not annualized.

†Class R and Class R5 shares of Columbia Acorn International commenced operations on August 15, 2011, in connection with the completed merger of two series of RiverSource International Managers Series, Inc. into Columbia Acorn International.

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end updates.

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (CDSC) for Class B shares (5%, 4%, 3%, 3%, 2%, 1%, 0% for the first through seventh years after purchase, respectively), and the maximum CDSC of 1.00% of Class C shares during the first year after purchase.

Please see Page 89 of this report for each Fund's operating expense ratio as of the end of the quarter. On this page, you will find information on fee waiver/expense reimbursement arrangements in place for Columbia Acorn International, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund.

††A "fund of funds" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager.

All results shown assume reinvestment of distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Columbia Acorn Family of Funds

Fund Performance vs. Benchmarks Average Annual Total Returns through 3/31/12

Class A Shares, without sales charge	1st quarter*	1 year	5 years	10 years	Life of Fund
Columbia Acorn Fund (LACAX) (10/16/00)	15.43%	3.97%	3.87%	8.89%	9.35%
Russell 2500 Index	12.99%	1.33%	3.03%	7.49%	7.26%
S&P 500 Index**	12.59%	8.54%	2.01%	4.12%	2.14%
Lipper Mid-Cap Growth Funds Index	14.99%	1.19%	4.83%	6.25%	1.67%
Columbia Acorn International (LAIAX) (10/16/00)	14.99%	-2.72%	1.59%	11.14%	7.10%
S&P Global Ex-U.S. Between $500M and $5B Index	13.97%	-7.10%	0.71%	11.92%	9.55%
S&P Global Ex-U.S. SmallCap Index	14.86%	-7.91%	-0.73%	11.19%	8.70%
Lipper International Small/Mid Growth Funds Index	14.60%	-2.84%	-0.11%	10.18%	5.77%
Columbia Acorn USA (LAUAX) (10/16/00)	16.27%	2.58%	2.91%	6.92%	8.84%
Russell 2000 Index	12.44%	-0.18%	2.13%	6.45%	6.28%
Russell 2500 Index	12.99%	1.33%	3.03%	7.49%	7.26%
Lipper Small-Cap Growth Funds Index	14.16%	1.35%	3.16%	5.19%	2.38%
Columbia Acorn Int'l Select (LAFAX) (10/16/00)	11.29%	-2.39%	1.41%	10.35%	5.17%
S&P Developed Ex-U.S. Between $2B and $10B Index	11.98%	-6.61%	-1.92%	9.20%	7.09%
MSCI EAFE Index	10.86%	-5.77%	-3.51%	5.70%	2.92%
Lipper International Small/Mid Growth Funds Index	14.60%	-2.84%	-0.11%	10.18%	5.77%
Columbia Acorn Select (LTFAX) (10/16/00)	17.65%	-2.81%	0.54%	7.51%	7.71%
S&P MidCap 400 Index	13.50%	1.98%	4.78%	7.70%	7.54%
S&P 500 Index**	12.59%	8.54%	2.01%	4.12%	2.14%
Lipper Mid-Cap Growth Funds Index	14.99%	1.19%	4.83%	6.25%	1.67%
Columbia Thermostat Fund (CTFAX) (3/3/03)†	8.19%	9.87%	5.15%	—	8.22%
S&P 500 Index	12.59%	8.54%	2.01%	—	7.98%
Barclays U.S. Aggregate Bond Index	0.30%	7.71%	6.25%	—	5.11%
Lipper Flexible Portfolio Funds Index	8.90%	2.88%	3.42%	—	7.92%
50/50 Blended Benchmark	6.33%	8.51%	4.59%	—	6.86%
Columbia Acorn Emerging Markets Fund (CAGAX) (8/19/11)	17.93%	—	—	—	9.20%*
S&P Emerging Markets Between $500M and $5B Index	18.46%	—	—	—	2.52%*
MSCI Emering Markets Small Cap Index	16.63%	—	—	—	-2.79%*
Lipper Emerging Markets Index	14.55%	—	—	—	6.75%*
Columbia Acorn European Fund (CAEAX) (8/19/11)	17.71%	—	—	—	11.86%*
S&P Europe Between $500M and $5B Index	17.80%	—	—	—	9.35%*
HSBC Smaller European Companies Index	17.44%	—	—	—	6.24%*
Lipper European Region Index	13.97%	—	—	—	12.56%*

*Not annualized.

**Although the Fund typically invests in small- and mid-sized companies, the comparison to the S&P 500 Index is presented to show performance against a widely recognized market index over the life of the Fund.

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end updates.

Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Please see Page 89 of this report for information on contractual fee waiver/expense reimbursement arrangements in place for Columbia Acorn International, Columbia Thermostat Fund, Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund. Absent these fee waivers/expense reimbursement arrangements, performance results would have been lower. Annual operating expense ratios are stated as of each Fund's current prospectus as of March 31, 2012, and differences in expense ratios disclosed elsewhere in this report may result from application of any fee waivers/expense reimbursements as well as different time periods used in calculating the ratios. Columbia Acorn Fund: Class A: 1.07%; Class B: 1.69%; Class C: 1.85%; Class I: 0.72%. Columbia Acorn International: Class A: 1.35%; Class B: 1.96%; Class C: 2.11%; Class I: 0.93%; Class R: 1.60%; Class R5: 0.98%. Columbia Acorn USA: Class A: 1.30%; Class B: 1.98%; Class C: 2.08%; Class I: 0.95%. Columbia Acorn International Select: Class A: 1.56%; Class B: 2.24%; Class C: 2.36%; Class I: 1.13%. Columbia Acorn Select: Class A: 1.28%; Class B: 1.93%; Class C: 2.08%; Class I: 0.92%. Columbia Thermostat Fund: Class A: 1.29%; Class B: 1.79%; Class C: 2.04%. Columbia Acorn Emerging Markets Fund Class A: 1.85%; Class C: 2.60%; Class I: 1.41%. Columbia Acorn European Fund Class A: 1.75%; Class C: 2.50%; Class I: 1.31%.

†A "fund of funds" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with an investment in a fund that invests and trades directly in financial instruments under the direction of a single manager.

All results shown assume reinvestment of distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of Fund shares. Unlike mutual funds, indexes are not actively managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Columbia Acorn Family of Funds

Descriptions of Indexes Included in this Report

•  50/50 Blended Benchmark, established by the Fund's investment manager, is an equally weighted custom composite of Columbia Thermostat Fund's primary equity and primary debt benchmarks, the S&P 500 Index and the Barclays Capital U.S. Aggregate Bond Index, respectively. The percentage of the Fund's assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund's portfolio will not always reflect the composition of the 50/50 Blended Benchmark.

•  Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.

•  HSBC Smaller European Companies (inc UK) Index is a weighted combination of two indexes: the HSBC Smaller Europe (ex UK) Index and the HSBC Smaller UK Index. The index is rebalanced on a quarterly basis.

•  Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. Lipper Mid-Cap Growth Funds Index, 30 largest mid-cap growth funds, including Columbia Acorn Fund and Columbia Acorn Select; Lipper International Small/Mid Growth Funds Index, 10 largest non-U.S. small/mid growth funds, including Columbia Acorn International; Lipper Small-Cap Growth Funds Index, 30 largest small-cap growth funds, including Columbia Acorn USA; Lipper Flexible Portfolio Funds Index, an equal-weighted index of the 30 largest mutual funds within the Flexible Portfolio fund classification, as defined by Lipper. Lipper Emerging Markets Index, 30 largest emerging markets funds; Lipper European Region Index, 10 largest European funds.

•  MSCI Europe, Australasia, Far East (EAFE) Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The returns of the MSCI EAFE Index (Net) are presented net of the withholding tax rate applicable to foreign non-resident institutional investors in the foreign companies included in the index who do not benefit from double taxation treaties.

•  MSCI Emerging Markets Small Cap Index, a widely recognized international benchmark, is a free float-adjusted market capitalization index that is designed to measure small-cap emerging market equity performance. The MSCI Emerging Markets Small Cap Index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

•  Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index.

•  Standard & Poor's (S&P) 500 Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.

•  Standard & Poor's (S&P) MidCap 400 Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies.

•  S&P Developed Ex-U.S. Between $2B and $10B Index is a subset of the broad market selected by the index sponsor representing the mid-cap developed market, excluding the United States.

•  S&P Emerging Markets Between $500M and $5B Index represents the institutionally investable capital of emerging market countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 21 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey.

•  S&P Europe Between $500M and $5B Index represents the institutionally investable capital of European countries with market caps ranging between $500 million to $5 billion, as selected by S&P. The index currently consists of the following 17 developed market country indexes: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

•  S&P Global Ex-U.S. SmallCap Index consists of the bottom 20% of institutionally investable capital of developed and emerging countries, excluding the United States.

•  S&P Global Ex-U.S. Between $500M and $5B Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States.

Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.

Squirrel Chatter II: Genetic Science

Genetic theory began with Gregor Mendel, a friar who in the middle 19th century meticulously bred different types of peas and tracked traits of offspring. He discovered recessive genes, which are carried by one generation but expressed in the next if both parents have that gene. Human genetic studies began a few decades later. In 1872, Huntington's disease was the first genetic disease identified by scientific research.1

Humans normally have 23 pairs of chromosomes, with half of each pair inherited from each parent. The chromosomes combined consist of over 20,000 genes. These genes ultimately consist of over 3 billion units of four different nitrogenous bases, labeled by their first letters: A, G, C and T.2

DNA, the double helix structure of bases assembled into genes, was discovered by James Watson and Francis Crick in 1953. Various genes were identified over the next several decades. The Human Genome Project, an effort to sequence and identify all genes and bases in human DNA, started in 1990. After $2.7 billion of expenditures over 13 years, a composite genome from three people was specified.3

Gene Sequencing

Kevin Davies' book, The $1,000 Genome, discusses the incredible progress made in gene sequencing technology. First generation sequencing used bacteria to purify and grow DNA fragments utilizing equipment made by Applied Biosystems, which dominated the market for 15 years.4 Hundreds of machines labored for years to complete the Human Genome Project sequencing, at a direct cost of tens of millions of dollars.5

A company called 454 Life Sciences, later acquired by Roche, developed a second generation sequencer. Utilizing a semiconductor chip with thousands of wells, DNA fragments were sequenced in parallel via real-time image processing. First shipped in 2005, the $500,000 machines then sold as fast as they could be built. James Watson's genome was sequenced in 2007 at a cost of $1 million.6

In 2006, Solexa shipped a sequencing machine that also sequenced in parallel, but had throughput and cost advantages. Illumina bought Solexa later that year. By 2007, the equipment could sequence a human's DNA at a cost of $100,000.7 Illumina subsequently created faster and more accurate machines. In early 2010, it pushed the cost of human genome sequencing down to $10,000.8 Service company Knome currently offers full genome sequencing via Illumina equipment, plus interpretation of results, for $4,998.9 Roche recently attempted to acquire Illumina.10

Third generation machines, often utilizing nanotechnology as well as parallel sequencing and faster data processing chips, should cut the cost of sequencing a human genome to well below $1,000, Davies notes.11 Pacific Biosciences of California claimed a potential 30,000-fold speed increase via sequencing in real time as DNA is replicated.12 Another company, Oxford Nanopore, was working on sequencing via measurement of electric current passing through bases.13 Ion Torrent Systems measures the pH of bases streaming through pores.14

Davies calculated that the cost of DNA sequencing fell 50% a year through 2005, and then by an amazing 90% a year due to a series of disruptive technologies.15 He does not predict when a hand-held "Star Trek Medical Tricorder," capable of reading the DNA of a patient and his disease and then prescribing personalized medicine, will be available, but the world seems headed in that direction.

Personal Genomic Services

It doesn't take a full genome sequence to determine genetic characteristics such as ancestry and possible risks of disease. In November 2007, deCODEme and 23andMe launched competing $1,000 services. Processing cheek swab or saliva DNA on equipment utilizing specialized chips, they sampled up to 600,000 bases, 0.02% of the total, and looked for differences in bases between people, called single nucleotide polymorphisms (SNPs).16 By correlating SNPs with known ancestry and disease databases, the companies provided statistical probabilities to clients based on their DNA samples.

Since 2007, deCODEme has had financial problems; it currently offers the service for $1,100, including updates.17 23andMe currently charges $207 for an initial sampling and a one-year subscription for updates. According to its website, 23andMe provides probabilities for 118 diseases, shows likely responses to 20 drugs, and determines whether clients' children could be at risk for any of 44 inherited diseases.18 Navigenics has also entered the market and provides genetic counseling as well as data.

The personal genomic services companies update disease probabilities as additional data is analyzed. Probabilities can and do change, sometimes drastically, as new correlations and additional SNPs are incorporated into a person's profile. It's somewhat disconcerting that, according to Davies, Navigenics and 23andMe disagree qualitatively on one-third of diseases.19

As more of the population gets increasingly more genes sequenced, more data becomes available and the relationships between genes, health and responses to drugs become better known. Full genome sequencing will likely show an average of three million SNPs per person,20 creating an enormous data management problem as well as new understandings of relationships between genes and diseases.

Limits to Predicting Diseases

Recent research published in Science Translational Medicine titled, "The Predictive Capacity of Personal Genome Sequencing,"21 ingeniously addressed the theoretical potential for genes to predict common diseases. The underlying question was, of course, what are the odds of someone with a specific genome getting a specific disease? According to the study, the answer can be determined by studying pairs of people with nearly identical genomes: identical twins. By comparing histories of 24 common diseases among identical twins versus fraternal twins, genetic determination of diseases were inferred.

The study concluded that for 19 of the 24 diseases a negative test score (below average risk) will hardly be reassuring because the odds of getting the disease will still be substantial, at 50% to 80% of the general population's odds. Over half of the ultimate victims of 12 diseases would have tested at below average risk, receiving a false sense of security. However, there was one disease category tested in the study, Alzheimer's disease, in which a negative test result might indicate as little as a 12% relative risk of disease compared to the general population.

Those testing positive for Alzheimer's, type 1 diabetes, male coronary heart disease and thyroid autoimmunity could account for over 75% of the patients developing the diseases. The study suggested that the utility of genetic tests will depend on the results of the individual tested, and cautions against complacency and unwise lifestyle choices for those testing negative.

I agree that some subscribers to personal genetics services could obtain valuable results. If, for example, someone learned that his probability of developing glaucoma was much higher than the 4% probability for the average person, the subscriber would more likely get regular glaucoma testing. This is of some value, assuming the stated odds are indeed properly calibrated, which may take years to confirm.

Inherited Diseases

Some inherited diseases, including cystic fibrosis, Tay-Sachs disease and sickle cell anemia, occur only when single defective genes are inherited from each parent. Other single gene diseases, such as Huntington's, are inherited with 50% odds of getting the gene and disease if just one parent is afflicted.

Dozens of rare genetic diseases affect newborns, many of which can be addressed by diet or vitamins.22 Quick diagnosis is often crucial as permanent damage can occur otherwise. As of March 2010, newborns were tested for 29 genetic diseases in most states.23

Sometimes only a tendency to contract a disease is inherited. One version of a specific gene mutation implies a 65% to 85% lifetime probability of a woman developing breast cancer, while another version implies a 45% to 85% probability.24 However, only 5% to 10% of breast cancer patients have those genes.25 Others get the disease with no apparent genetic correlation. Having those genes is a cause for concern, but not having them should not provide a lot of comfort.

Personalized Medicine

In 2003, Allen Roses, vice-president of genetics for GlaxoSmithKline, shocked consumers by stating that more than 90% of drugs work in just 30% to 50% of people.26 Roses was pushing the drug industry to pursue genetic testing rather than trial and error to determine which drugs work for a specific individual. Matt Ridley, in the 2006 version of his book, Genome, stated, "genetic diagnosis followed by conventional cure is probably the genome's greatest boon to medicine."27

Indeed, the lung cancer drug Iressa was approved in 2003 and creates a "miraculous response" in the 10% of patients with a specific genetic mutation of the disease. Herceptin was approved in 2006 to target the 25% of breast cancer patients who are afflicted with a specific genetic version of that disease. Likewise, targeted cancer drugs such as Avastin, Tarceva and Erbitux, are prescribed after genetic testing.28

On January 31, 2012, Kalydeco was approved to treat 1,200 cystic fibrosis patients, 4% of the total, who have a specific gene defect. It is the first drug to treat the defect rather than the symptoms of the disease, and has been termed "transformational" for those who can use it.29 The Cystic Fibrosis Foundation spurred development of the drug by helping to fund the development effort, and aided the process by creating a registry that includes the genetic characteristics of the disease for 90% of American patients.

Some drugs appear to work for most people, but have widely varying optimal dosages. Variations in genes largely determine how quickly people metabolize drugs.30 "Unanticipated drug responses are estimated to result in two million hospitalizations and 100,000 deaths in the United States each year," writes Nicholas Gillham in his book, Genes, Chromosomes, and Disease.31

In the case of blood thinner warfarin (brand name Coumadin), patients exhibit a tenfold range in ability to metabolize the drug.32 Too little of it can result in a stroke, but too much can cause bleeding and hemorrhaging.33 The FDA now provides dosage information on the drug's label based on variants of two genes.34 About 10% of labels for FDA-approved drugs now have pharmacogenomics information.35

Investment Implications

Genetic science is rapidly advancing and will likely revolutionize many aspects of medical care. It is starting to be helpful in predicting susceptibility to common diseases, but will likely be more valuable in identifying risks of inherited diseases and in determining appropriate drug usage and dosage. Given the complexity of the subject, there will likely be increasing demands for genetic counselors.

There exists uncertainty regarding how the FDA and others will regulate genetic tests, as well as the extent to which genetic discoveries will be patentable. On the investment front, we have looked for and invested in opportunities created by genetic science. We've focused on a number of biotechnology and drug companies addressing personalized medicine and niche orphan diseases and we will continue to look for additional opportunities.

Charles P. McQuaid

President and Chief Investment Officer
Columbia Wanger Asset Management, LLC

The information and data provided in this analysis are derived from sources that we deem to be reliable and accurate. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. The views/opinions expressed in "Squirrel Chatter II" are those of the author and not of the Columbia Acorn Trust Board, are subject to change at any time based upon economic, market or other conditions, may differ from views expressed by other Columbia Management associates and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund.

1  Gillham, Nicholas Wright, Genes, Chromosomes, and Disease, (Upper Saddle River, New Jersey, FT Press Science 2011) p. 5.

2  Davies, Kevin, The $1,000 Genome, (New York, New York, Free Press 2010) p. 1, 23.

3  Ibid., p. 9-11.

4  Ibid., p. 79.

5  Ibid., p. 90.

6  Ibid., p. 94.

7  Ibid., p. 111.

8  Gillham, Nicholas Wright, op. cit., p. 244.

9  Davies, Kevin, op. cit., p. 209. www.knome.com.

10  Falconi, Marta, "Roche To Return Tendered Illumina Shares to Shareholders," Dow Jones News Service, April 23, 2012.

11  Davies, Kevin, op. cit., p. 231.

12  As of March 31, 2012, Pacific Biosciences of California was held in two Columbia Acorn Funds: Columbia Acorn Fund (less than 0.1% of assets) and Columbia Acorn USA (0.1% of assets). The company's shares are also held in other funds and accounts managed by CWAM.

13  Davies, Kevin, op. cit., p. 239.

14  Ibid., p. 245-246.

15  Ibid., p. 133. Disruptive technologies refers to making much more than incremental advances by utilizing a whole new or additional approach. In this context, the parallel sequencing and use of other detection mechanisms such as pH or electric conductivity have caused the cost of sequencing to plunge far faster than a regular learning curve might suggest.

16  Ibid., p. 31-32.

17  Ibid., p. 55,63. www.decodeme.com.

18  www.23andme.com.

19  Davies, Kevin, op. cit., p. 149.

20  Ibid., p. 23.

21  Roberts, Nicholas J., and Vogelstein, Joshua T., et al, "The Predictive Capacity of Personal Genome Sequencing," Science Translational Medicine, Rapid Publication, April 2, 2012, stm.sciencemag.org.

22  Gillham, Nicholas Wright, op. cit., p. 204.

23  Ibid., p. 201.

24  Ibid., p. 184.

25  Ibid., p. 116.

26  Connor, Steve, "Glaxo Chief: Our Drugs Do Not Work On Most Patients," The Independent, December 8, 2003.

27  Ridley, Matt, Genome, (New York, New York, First Harper Perennial, 2006) p. 257.

28  Davies, Kevin, op. cit., p. 255-256.

29  Usdin, Steve, "Product Discovery & Development: Kalydescopic Vision," BioCentury, March 5, 2012, Volume 20, Number 10, p. A2.

30  Davies, Kevin, op. cit., p. 257.

31  Gillham, Nicholas Wright, op. cit., p. 237.

32  Davies, Kevin, op. cit., p. 257.

33  Gillham, Nicholas Wright, op. cit., p. 238.

34  Davies, Kevin, op. cit., p. 257.

35  Hamburg, M.D., Margaret A., and Collins, M.D., Ph.D., Francis S., "The Path to Personalized Medicine," New England Journal of Medicine, July 22, 2010, Volume 363, p. 301-304, www.nejm.org.

Columbia Acorn Fund

In a Nutshell

Charles P. McQuaid	Robert A. Mohn

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

lululemon athletica	2.0%
Informatica	1.4%
Alexion Pharmaceuticals	1.2%
Amphenol	1.1%
Coach	0.9%
PVH	0.8%
Pentair	0.8%
IPG Photonics	0.8%
Pacific Rubiales Energy	0.7%
Equinix	0.5%
World Acceptance	0.5%
Deckers Outdoor	0.4%
MGM China Holdings	0.1%

Columbia Acorn Fund jumped 15.43% (Class A shares, without sales charge) in the first quarter of 2012, outperforming its primary benchmark, the Russell 2500 Index, which was up 12.99%. The Fund beat the Lipper Mid-Cap Growth Funds Index by a lesser amount, as that index grew 14.99%. See Page 3 for additional performance data.

Two important factors that had caused the Fund to underperform its benchmark modestly in 2011 reversed in the first quarter of 2012. Columbia Acorn Fund's international stocks, which substantially underperformed domestic stocks in 2011, outperformed somewhat in the first quarter. The Fund had little invested in utility stocks during both periods; relative performance was hurt in 2011 when utility stocks outperformed, but was helped in the first quarter as utility stocks underperformed. We thought foreign stocks were attractive and utility stocks were expensive during both periods, kept our convictions, and shareholders were rewarded in the quarter.

Our stock picking was also good, especially in technology. Enterprise data integration software provider Informatica jumped 43% in the quarter on a 23% earnings gain and what appeared to be fine prospects for selling more software to existing customers. Data center company Equinix rose steadily and ended the quarter up 55% as demand and pricing remained strong. Electronic connector maker Amphenol plugged into better-than-expected earnings and increasing expectations for profit margins, rising 32%. Fiber optic laser equipment producer IPG Photonics had a 54% gain due to improving Chinese orders and a better-than-expected outlook.

Consumer durables stocks also helped performance, due to both stock picking and the Fund's modest overweighting versus its benchmark. lululemon athletica, a premium active wear retailer, soundly refuted naysayers (who had been concerned about increasing inventories) when it announced same-store sales up 26% during its fiscal quarter; the stock surged 60% during the calendar quarter and was by far the Fund's largest dollar winner. Other successful consumer durable stocks were Coach, a branded leather accessories retailer, and PVH, an apparel wholesaler and retailer, both up 27% on fine earnings.

Several individual stocks were standouts. Biotech company Alexion Pharmaceuticals rose 30% as the company reported earnings more than doubling, revenues growing 46% (both versus the prior year December quarter), and positive drug studies. Pentair, a manufacturer of pumps and water treatment equipment, appreciated 43% in the quarter, during which it agreed to merge with Tyco's flow control division.

The Fund's worst dollar loser during the quarter was World Acceptance, a finance company offering personal loans, which fell 17%, despite a 15% earnings gain, as same-store growth decelerated and investors became concerned about the possibility of new regulations. Footware company Deckers Outdoor, also down 17%, fell on concerns about costs.

As previously mentioned, international stocks generally recovered during the quarter. Oil production and exploration company Pacific Rubiales Energy, which had lagged in 2011, gained 59% on increased production and higher reserves. Macau casino operator MGM China Holdings booked a 49% win on fine growth. Columbia Acorn Fund's international stocks had a 17.24% gain in the quarter and accounted for 9.4% of Fund assets at the end of the quarter.

Most of the Fund's portfolio companies continue to report favorable business conditions. During the quarter we recycled some dollars from large successful holdings to smaller, and what we believe to be cheaper, stocks that could enhance long-term returns.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn Fund

At a Glance (Class A Shares - LACAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 10/16/00		Year to date*	1 year	5 years	10 years
Returns before taxes	NAV POP	15.43 8.81%	3.97 -2.00%	3.87 2.65%	8.89 8.25%
Returns after taxes on distributions	NAV POP	15.43 8.81	3.31 -2.62	3.33 2.12	8.32 7.68
Returns after taxes on distributions and sale of fund shares	NAV POP	10.03 5.73	3.32 -0.60	3.25 2.20	7.79 7.20
Russell 2500 Index**(pretax)		12.99	1.33	3.03	7.49

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's Class A shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.07%.

Columbia Acorn Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	lululemon athletica Premium Active Apparel Retailer	2.0%
2.	Ametek Aerospace/Industrial Instruments	1.8%
3.	Donaldson Industrial Air Filtration	1.6%
4.	Mettler Toledo Laboratory Equipment	1.6%
5.	FMC Technologies Oil & Gas Wellhead Manufacturer	1.5%
6.	Informatica Enterprise Data Integration Software	1.4%
7.	Crown Castle International Communications Towers	1.3%
8.	Alexion Pharmaceuticals Biotech Focused on Orphan Diseases	1.2%
9.	tw telecom Fiber Optic Telephone/Data Services	1.1%
10.	Amphenol Electronic Connectors	1.1%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Fund (Class A)

October 16, 2000 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The Russell 2500 Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $18.4 billion

*  Class I share value reflects 9/27/10 share class inception date.

Columbia Acorn International

In a Nutshell

P. Zachary Egan	Louis J. Mendes III

Co-Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Melco Crown Entertainment	1.5%
Gemalto	1.1%
Localiza Rent A Car	1.1%
Eurofins Scientific	0.7%
Start Today	0.5%
Celtic Exploration	0.2%
Gree	0.1%
Manappuram Finance	0.0%*

*Rounds to less than 0.1%.

Columbia Acorn International regained some of the ground lost in 2011, finishing the first quarter of 2012 up 14.99% (Class A shares, without sales charge). The Fund's primary benchmark, the S&P Global Ex-U.S. Between $500M and $5B Index, gained 13.97% in the quarter. Returns were driven foremost by a reversal of fortune for European and emerging market stocks, which stood out as poor performers in 2011. Investor anxiety regarding the future of the common European currency abated as the European Central Bank's long-term refinancing operations bought policymakers more time to craft fiscal solutions to the sovereign debt crisis. In key emerging markets, where high food inflation in recent years underpinned monetary tightening, the policy bias now appears to be distinctly in the direction of easing, which lowers costs of capital and equity discount rates, and is therefore generally good for equities.

Strong performers in the first quarter included Melco Crown Entertainment, a Macau-based casino that rose over 40% as mainland and Hong Kong gamblers continued to visit the baccarat tables despite fears of an economic slowdown. Brazilian auto rental company, Localiza Rent A Car, appreciated nearly 35% in U.S. dollar terms on the back of strong volume demand and improving financing costs. In Europe, Gemalto, a French provider of digital security solutions, rose 35% as its smart card solutions appeared increasingly well positioned to play an important role in evolving payment technologies. Another French company, Eurofins Scientific, jumped nearly 50% on steadily improving profitability in its core food and pharmaceutical testing business, which led management to revise expectations upwards.

On the downside, Japanese companies Start Today and Gree both fell over 20% on profit-taking after stellar returns in 2011. In India, Manappuram Finance declined 28% in the Fund on the announcement of new Indian regulations designed to constrain the growth of the gold loan industry. We believe there is probably more regulatory bad news in the pipeline and have exited the position. A number of small energy exploration companies declined sharply, including Celtic Exploration in Canada. Celtic Exploration suffered from weak North American natural gas prices and negative sentiment on energy stocks, as relatively high oil prices raised the specter that oil demand could slow.

Our strategy is to generally buy businesses with better-than-average economics and exposure to dislocations in their respective industries that confer an opportunity for growth over a three-year period, or longer. Additionally, we prefer balance sheets that allow businesses fitting this profile to execute a business plan regardless of capital market gyrations. We believe this strategy is well-suited to the present environment, characterized by high macroeconomic uncertainty, but also reasonable valuations.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries. In addition, concentration of investments in a single region may result in greater volatility.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn International

At a Glance (Class A Shares - LAIAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 10/16/00		Year to date*	1 year	5 years	10 years
Returns before taxes	NAV POP	14.99 8.39%	-2.72 -8.31%	1.59 0.40%	11.14 10.49%
Returns after taxes on distributions	NAV POP	14.99 8.39	-3.36 -8.91	1.12 -0.07	10.67 10.02
Returns after taxes on distributions and sale of fund shares	NAV POP	9.75 5.45	-1.56 -5.20	1.33 0.31	9.98 9.37
S&P Global Ex-US Between $500M and $5B Index** (pretax)		13.97	-7.10	0.71	11.92

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's Class A shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.35%. Effective August 15, 2011, CWAM and its affiliates contractually agreed, through August 14, 2013, to waive a portion of total annual Fund operating expenses incurred by Class A shares of Columbia Acorn International such that total annual Fund operating expenses will be reduced by 0.04% for Class A shares of the Fund.

Columbia Acorn International Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn International Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Melco Crown Entertainment - ADR (Hong Kong) Macau Casino Operator	1.5%
2.	Hexagon (Sweden) Measurement Equipment	1.2%
3.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	1.2%
4.	Gemalto (France) Digital Security Solutions	1.1%
5.	Localiza Rent A Car (Brazil) Car Rental	1.1%
6.	Naspers (South Africa) Media in Africa & other Emerging Markets	1.0%
7.	Intertek Group (United Kingdom) Testing, Inspection & Certification Services	0.9%
8.	Alexion Pharmaceuticals (United States) Biotech Focused on Orphan Diseases	0.9%
9.	Kansai Paint (Japan) Paint Producer in Japan, India, China & Southeast Asia	0.9%
10.	Imtech (Netherlands) Electromechanical & ICT Installation & Maintenance	0.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn International (Class A)

October 16, 2000 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The S&P Global Ex-U.S. Between $500M and $5B Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $6.3 billion

*  Class I share value reflects 9/27/10 share class inception date. Class R and R5 share value reflects 8/15/11 share class inception date.

Columbia Acorn USA

In a Nutshell

Robert A. Mohn

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

lululemon athletica	3.1%
Informatica	2.7%
Nordson	2.3%
Mettler Toledo	1.9%
II-VI	1.7%
Pentair	1.6%
IPG Photonics	1.5%
World Acceptance	1.2%
Quicksilver Resources	0.2%
Chelsea Therapeutics International	0.1%
True Religion Apparel	0.1%
Houston American Energy	0.1%

Columbia Acorn USA ended the first quarter of 2012 up 16.27% (Class A shares, without sales charge), outperforming the 12.44% gain of its primary benchmark, the Russell 2000 Index. Several Fund stocks that fell in the fourth quarter of 2011 on general economic fears snapped back in the first quarter of 2012, boosting the Fund's relative return.

Three of the four top contributors to Fund performance in the first quarter were stocks that had missed out on the generally bullish market trend in the fourth quarter: lululemon athletica, Informatica and IPG Photonics. lululemon athletica announced fourth quarter same-store sales growth up 26% over the prior year, as the company continued to benefit from growing awareness of its premium active apparel brand. Its stock was up 60% in the first quarter. Enterprise data integration software provider Informatica fell in the fourth quarter, as a weak sales report from a major competitor brought down the entire sector. But Informatica won back investor confidence in the first quarter after announcing a 23% earnings gain, which sent its stock up 43%. Up 54% in the first quarter, IPG Photonics experienced accelerating sales of its fiber lasers to U.S. automotive manufacturers, driving revenues up 22% over the prior year.

Concerns about the global economy eased in the first quarter, benefitting several Fund industrial stocks, especially those with a significant presence in non-U.S. markets. Nordson manufactures dispensing systems for adhesives and coatings and saw its stock gain 33% in the first quarter. Mettler Toledo, a maker of laboratory equipment, rose 25% in the quarter. II-VI, a manufacturer of laser optics, had a 29% gain in the quarter. Each of these stocks announced better-than-expected earnings for the quarter.

Rounding out the list of first-quarter winners was Pentair, a manufacturer of pumps and water treatment equipment. Its stock rose more than 40% on the announcement of plans to merge with Tyco's flow control business. Generally, the Fund enjoys a boost from merger activity when one of its holdings gets acquired by a larger suitor. In this case, however, Pentair was the suitor and was able to structure a highly accretive deal.

Laggards in the first quarter included personal lender World Acceptance, down 17% on moderating same-store revenue growth and concerns about possible new regulations that could be imposed by the Consumer Financial Protection Bureau. Off 51%, Chelsea Therapeutics International, a biotech company focused on rare diseases, collapsed when its main drug, Northera, was rejected by the FDA. Premium denim retailer True Religion Apparel announced earnings down 10% from the prior year, sending its stock down 20% in the first quarter.

Two of the Fund's oil and gas producers were among the laggards in the first quarter, but for different reasons. Houston American Energy fell 57% after announcing poor results at an important test well in Colombia. Quicksilver Resources, a natural gas and coal seam gas producer, fell 25%, dragged down by the ever-plunging price of natural gas.

Small-cap stocks appear to be reasonably valued, the economic outlook looks favorable, and investor sentiment seems to be fairly sedate. While the past is not a predictor of the future, historically, this combination of factors has, at times, ushered in reasonably good gains for small-cap stocks.

Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn USA

At a Glance (Class A Shares - LAUAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 10/16/00		Year to date*	1 year	5 years	10 years
Returns before taxes	NAV POP	16.27 9.59%	2.58 -3.33%	2.91 1.70%	6.92 6.29%
Returns after taxes on distributions	NAV POP	16.27 9.59	2.48 -3.43	2.59 1.39	6.63 6.00
Returns after taxes on distributions and sale of fund shares	NAV POP	10.57 6.24	1.78 -2.07	2.45 1.41	6.06 5.49
Russell 2000 Index**(pretax)		12.44	-0.18	2.13	6.45

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's Class A shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.30%.

Columbia Acorn USA Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn USA Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	lululemon athletica Premium Active Apparel Retailer	3.1%
2.	Informatica Enterprise Data Integration Software	2.7%
3.	Ametek Aerospace/Industrial Instruments	2.4%
4.	Nordson Dispensing Systems for Adhesives & Coatings	2.3%
5.	Micros Systems Information Systems for Restaurants & Hotels	2.2%
6.	Mettler Toledo Laboratory Equipment	1.9%
7.	Atwood Oceanics Offshore Drilling Contractor	1.8%
8.	tw telecom Fiber Optic Telephone/Data Services	1.8%
9.	Donaldson Industrial Air Filtration	1.8%
10.	II-VI Laser Optics & Specialty Materials	1.7%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn USA (Class A)

October 16, 2000 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The Russell 2000 Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $1.8 billion

*  Class I share value reflects 9/27/10 share class inception date.

Columbia Acorn International Select

In a Nutshell

Christopher J. Olson

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Ascendas REIT	6.1%
Kansai Paint	5.6%
Mapletree Industrial Trust	5.2%
Rand Merchant Insurance	5.0%
Seven Bank	4.3%
Hexagon	3.4%
Archipelago Resources	2.8%
Mapletree Logistics Trust	2.4%
Imtech	2.2%
Intertek Group	2.1%
Rheinmetall	1.9%
Novozymes	1.2%
Taiwan Mobile	1.0%
Gree	0.4%

Columbia Acorn International Select ended the first quarter of 2012 up 11.29% (Class A shares, without sales charge), slightly behind the 11.98% gain of its primary benchmark, the S&P Developed Ex-U.S. Between $2B and $10B Index. Last year's fears of a global recession and a European currency crisis eased in the first quarter as central banks around the world took additional steps to provide liquidity to the global markets, which eased deflationary concerns. Yet the underlying global economic outlook remains questionable and, as a result, the Fund's portfolio remains focused on more defensive, secular growth companies with good dividend yields and strong balance sheets. Also, as much of the global debt problem is centered in developed markets, the Fund is underweight in areas such as Europe, the United Kingdom and Japan, with overweights in Asia ex-Japan and emerging markets.

Fund industrial stocks performed well in the quarter on the back of greater confidence in global economic growth. Based in the Netherlands, Imtech, a provider of electromechanical, information and communication technology services, was up 23% for the quarter on a more optimistic European outlook. UK testing, inspection and certification services provider Intertek Group gained 27% in the first quarter as new regulations and product quality requirements continued to benefit its business and recent acquisitions began to make a significant impact. Finally, Germany's Rheinmetall, a provider of defense and automotive supplies, bounced back after a dismal 2011. Its stock rose 34% in the quarter.

Financial stocks also helped the Fund despite its lack of exposure to commercial banks, which were a primary beneficiary of central bank intervention. Rand Merchant Insurance, a South African insurance company, led gains with a 38% return for the first quarter. The market is just getting to know the company's world-class car and home insurance business after spinning out of Rand Merchant Bank last year. Singapore's Ascendas REIT, Mapletree Industrial Trust and Mapletree Logistics Trust had gains ranging from 8% to 18%. These industrial property landlords benefited from an improved Singaporean economic outlook and investor interest in their roughly 7% dividend yields. Rounding out the list of financial winners, Japan's Seven Bank, a provider of ATM processing services, rose 14% as it continued to expand its ATM network throughout Japan.

Other standouts in the quarter included Hexagon, a Swedish company that manufactures design, measurement and visualization software and equipment. Its stock rose 29% on a very strong earnings report and better-than-expected cash generation. Japanese paint producer Kansai Paint gained 14% in the first quarter as the market began to recognize the quality of the business franchise outside Japan with the recent integration of a newly acquired South African business. Currently, 45% of its business is in emerging markets.

On the downside, Japanese mobile social networking game developer Gree fell 25% in the first quarter. If you recall, this stock was up 173% in 2011, so a retreat after its strong run was not unexpected. Other losses in the quarter were fairly insignificant. Indonesian gold miner Archipelago Resources fell 3%, despite massive increases to its gold reserves, as the markets took a cautious view on gold stocks worldwide. Denmark's Novozymes, a maker of industrial enzymes, fell 5% on expectations of a slowdown in the North American bioethanol market. Taiwanese mobile operator Taiwan Mobile fell 2%, despite an improving earnings outlook, as investors switched into more cyclical stocks in Taiwan.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn International Select

At a Glance (Class A Shares - LAFAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 10/16/00		Year to date*	1 year	5 years	10 years
Returns before taxes	NAV POP	11.29 4.90%	-2.39 -8.00%	1.41 0.22%	10.35 9.70%
Returns after taxes on distributions	NAV POP	11.29 4.90	-2.81 -8.39	1.07 -0.13	10.19 9.54
Returns after taxes on distributions and sale of fund shares	NAV POP	7.34 3.18	-0.76 -4.45	1.26 0.24	9.34 8.74
S&P Developed Ex-US Between $2B and $10B Index** (pretax)		11.98	-6.61	-1.92	9.20

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's Class A shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.56%.

Columbia Acorn International Select Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn International Select
Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	6.6%
2.	Ascendas REIT (Singapore) Industrial Property Landlord	6.1%
3.	Kansai Paint (Japan) Paint Producer in Japan, India, China & Southeast Asia	5.6%
4.	Mapletree Industrial Trust (Singapore) Industrial Property Landlord	5.2%
5.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	5.0%
6.	Seven Bank (Japan) ATM Processing Services	4.3%
7.	Wirecard (Germany) Online Payment Processing & Risk Management	3.5%
8.	Hexagon (Sweden) Measurement Equipment	3.4%
9.	NHN (South Korea) Korean Online Search Services	3.3%
10.	Adcock Ingram Holdings (South Africa) Manufacturer of Pharmaceuticals & Medical Supplies	2.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn International Select (Class A)

October 16, 2000 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The S&P Developed Ex-U.S. Between $2B and $10B Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $343.8 million

*  Class I share value reflects 9/27/10 share class inception date.

Columbia Acorn Select

In a Nutshell

Ben Andrews	Robert A. Chalupnik

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Hertz	5.8%
Discover Financial Services	5.2%
CNO Financial Group	4.7%
Sanmina-SCI	3.7%
WNS	3.5%
Pacific Rubiales Energy	3.2%
FMC Corporation	1.2%
Henry Schein	1.1%
Associated Banc-Corp	1.1%
Dupont Fabros Technology	0.9%
Nordson	0.6%
Seattle Genetics	0.6%

Columbia Acorn Select gained 17.65% (Class A shares, without sales charge) in the first quarter of 2012, outperforming the S&P MidCap 400 Index, the Fund's primary benchmark, which was up 13.50% for the same period. The large-cap S&P 500 Index gained 12.59% in the quarter.

As we noted in previous reports, during the second half of last year many of the Fund's opportunistic holdings lagged the market averages, despite having strong earnings growth. While a cause of Fund underperformance last year, we believed these names would continue to have earnings growth in 2012 and so we opted to continue to hold them in anticipation of the market recognizing their solid earnings performance and increasing their valuations accordingly. Our patience started to pay off in the first quarter. Looking at the Fund's top performers, rental car operator Hertz, Colombian oil company Pacific Rubiales Energy, credit card company Discover Financial Services, insurance company CNO Financial Group, Indian business outsourcing company WNS and electronics manufacturer Sanmina-SCI each added between 1% and 2% to the Fund's performance in the quarter. Only seven of the 55 stocks in the Fund's portfolio were down in the quarter, which, when added together, amounted to a little more than 1% of performance loss.

In the second half of last year, we stated that we were working on reducing the Fund's opportunistic holdings within the portfolio but felt they were too cheap to sell at then-current prices. Unfortunately, we watched prices just get cheaper as investors worried about the possibility of a global recession late last year. As noted above, in the first quarter we saw many of these holdings rebound strongly and were able to increase our efforts to transition toward more core holdings. In the first quarter we trimmed the Fund's exposure to Sanmina-SCI, WNS, CNO Financial, Discover and Pacific Rubiales.

During the first quarter, we added six new companies to the portfolio, while exiting from five companies. Our new positions include U.S. bank Associated Banc-Corp, real estate company Dupont Fabros Technology, oil and gas wellhead manufacturer FMC Corporation, healthcare product distributor Henry Schein, dispensing systems manufacturer Nordson and cancer therapies manufacturer Seattle Genetics, all of which are CWAM analysts' best ideas. WW Grainger, JB Hunt, Continental Resources, Oshkosh and Waste Management were sold based on what we believe will be slower future earnings growth at these companies.

We were happy to see some strengthening in the U.S. economic indicators during the first quarter, and it looks like this may continue for a while. But we are still quite concerned with the amount of artificial stimulus in our economy, from interest rates to large budget deficits. Against this backdrop, we expect a continuation of above-average volatility in the stock market.

Risks include stock market fluctuations due to economic and business developments. The Fund also has potentially greater price volatility due to the Fund's concentration in a limited number of stocks of mid-size companies. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn Select

At a Glance (Class A Shares - LTFAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 10/16/00		Year to date*	1 year	5 years	10 years
Returns before taxes	NAV POP	17.65 10.88%	-2.81 -8.40%	0.54 -0.65%	7.51 6.88%
Returns after taxes on distributions	NAV POP	17.65 10.88	-3.30 -8.86	0.29 -0.89	7.26 6.62
Returns after taxes on distributions and sale of fund shares	NAV POP	11.47 7.07	-1.84 -5.47	0.40 -0.61	6.59 6.01
S&P MidCap 400 Index** (pretax)		13.50	1.98	4.78	7.70

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's Class A shares annual operating expense ratio, as stated in the May 1, 2011, prospectus, is 1.28%.

Columbia Acorn Select Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Select Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Hertz Largest U.S. Rental Car Operator	5.8%
2.	Ametek Aerospace/Industrial Instruments	5.3%
3.	Discover Financial Services Credit Card Company	5.2%
4.	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	4.8%
5.	SBA Communications Communications Towers	3.8%
6.	Sanmina-SCI Electronic Manufacturing Services	3.7%
7.	Coach Designer & Retailer of Branded Leather Accessories	3.5%
8.	WNS - ADR (India) Offshore Business Process Outsourcing Services	3.5%
9.	Donaldson Industrial Air Filtration	3.3%
10.	Kennametal Consumable Cutting Tools	3.2%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Select (Class A)

October 16, 2000 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The S&P MidCap 400 Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $1.4 billion

*  Class I share value reflects 9/27/10 share class inception date.

Columbia Thermostat Fund

In a Nutshell

Charles P. McQuaid

Lead Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

A "fund of fund" bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.

Columbia Thermostat Fund ended the first quarter of 2012 up 8.19% (Class A shares, without sales charge). The Fund's primary equity benchmark, the S&P 500 Index, gained 12.59% for the same period and its primary fixed income benchmark, the Barclays U.S. Aggregate Bond Index, was up just 0.30%.

The Fund hit three reallocation triggers in the first quarter, reducing stock exposure each time on the strength of the equity market. At quarter end, the Fund had a 45% weighting in stock funds and a 55% weighting in its bond funds.

The equity portion of the portfolio provided a 14.33% weighted average return for the first quarter with Columbia Select Large Cap Growth Fund providing top gains of 19.98% for the three months. As we noted in our last report, Columbia Select Large Cap Growth Fund was added to the portfolio late last year. We're now pleased to see its immediate strong contribution.

The bond portion of the Fund provided a 1.86% weighted average gain, with Columbia Income Opportunities Fund leading the performance, up 4.23%. Columbia Income Opportunities Fund, which provides exposure to high-yield securities, had its weighting increased from 20% to 30% late last year, another move that proved beneficial this quarter.

Columbia Thermostat Fund enjoyed a substantial inflow of new assets in the first quarter. At quarter end, the Fund's total net assets were $325 million. We thank you for your investment in the Fund.

Results of the Funds Owned in Columbia Thermostat Fund as of March 31, 2012

Stock Funds Fund	Weightings in category	1st quarter
Columbia Acorn International, Class I	20%	15.12%
Columbia Dividend Income Fund, Class I	20%	8.28%
Columbia Acorn Fund, Class I	15%	15.52%
Columbia Select Large Cap Growth Fund, Class I	10%	19.98%
Columbia Acorn Select, Class I	10%	17.76%
Columbia Contrarian Core Fund, Class I	15%	14.68%
Columbia Large Cap Enhanced Core Fund, Class I	10%	13.43%
Weighted Average Equity Gain	100%	14.33%
Bond Funds Fund	Weightings in category	1st quarter
Columbia Intermediate Bond Fund, Class I	50%	1.72%
Columbia U.S. Treasury Index Fund, Class I	20%	-1.31%
Columbia Income Opportunities Fund, Class I	30%	4.23%
Weighted Average Income Gain	100%	1.86%

Columbia Thermostat Fund
Rebalancing in the First Quarter

January 19, 2012	55% stocks, 45% bonds
February 10, 2012	50% stocks, 50% bonds
March 16, 2012	45% stocks, 55% bonds

The value of an investment in the Fund is based primarily on the performance of the underlying portfolio funds and the allocation of the Fund's assets among them. An investment in the underlying portfolio funds may present certain risks, including stock market fluctuations that occur in response to economic and business developments; and a greater degree of social, political and economic volatility associated with international investing. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Value stocks may also be subject to specific business risks that have caused the stocks to be out of favor. Lower-rated and medium quality debt securities are more speculative and incur more risk. International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Changes in interest rates and changes in the financial strength of issuers of lower-rated bonds may also affect underlying fund performance. The Fund is also subject to the risk that the investment advisor's decisions regarding asset classes and underlying portfolio funds will not anticipate market trends successfully, resulting in a failure to preserve capital or lower total return. In addition, the Fund may buy and sell shares of the portfolio funds frequently. This may result in higher transaction costs and additional tax liability. This is not an offer of the shares of any other mutual fund mentioned herein.

Columbia Thermostat Fund

At a Glance (Class A Shares - CTFAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 3/3/03		Year to date*	1 year	5 years	Life of fund
Returns before taxes	NAV POP	8.19 1.99%	9.87 3.56%	5.15 3.91%	8.22 7.52%
Returns after taxes on distributions	NAV POP	8.19 1.99	8.87 2.62	4.16 2.93	7.05 6.35
Returns after taxes on distributions and sale of fund shares	NAV POP	5.32 1.29	6.36 2.26	3.90 2.82	6.62 5.99
S&P 500 Index** (pretax)		12.59	8.54	2.01	7.98
Barclays U.S. Aggregate Bond Index** (pretax)		0.30	7.71	6.25	5.11
Lipper Flexible Portfolio Funds Index (pretax)		8.90	2.88	3.42	7.92

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**The Fund's primary stock and bond benchmarks.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's annual operating expense ratio, as stated in the May 1, 2011, prospectus, reflects a contractual fee waiver and expense reimbursement with CWAM that expires April 30, 2012. Class A expense ratios without and with the contractual waiver/reimbursement, including fees and expenses associated with the Fund's investment in other investment companies, are 1.52% and 1.29%, respectively. Absent the waiver or reimbursement, performance results would have been lower.

Columbia Thermostat Fund Asset Allocation

as a percentage of net assets, as of 3/31/12

Columbia Thermostat Fund Portfolio Weightings

as a percentage of assets in each investment category, as of 3/31/12

Stock Mutual Funds

Columbia Acorn International, Class I	20%
Columbia Dividend Income Fund, Class I	20%
Columbia Acorn Fund, Class I	15%
Columbia Contrarian Core Fund, Class I	15%
Columbia Select Large Cap Growth Fund, Class I	10%
Columbia Acorn Select, Class I	10%
Columbia Large Cap Enhanced Core Fund, Class I	10%

Bond Mutual Funds

Columbia Intermediate Bond Fund, Class I	50%
Columbia Income Opportunities Fund, Class I	30%
Columbia U.S. Treasury Index Fund, Class I	20%

The Growth of a $10,000 Investment in Columbia Thermostat Fund (Class A)

March 3, 2003 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The indexes are unmanaged and returns for both the indexes and the Fund include reinvested dividends and capital gains. Although the indexes are provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder may pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund: $325.0 million

Columbia Acorn Emerging Markets Fund

In a Nutshell

Fritz Kaegi	Stephen Kusmierczak

Lead Portfolio Manager	Lead Portfolio Manager

P. Zachary Egan	Louis J. Mendes

Co-Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Alliance Grain Traders	2.9%
Nagacorp	2.7%
Dufry Group	2.5%
Pirelli	1.4%
Dürr	1.4%
Radiant Opto-Electronics	1.2%
Crew Energy	0.7%
Madalena Ventures	0.6%

Columbia Acorn Emerging Markets Fund returned 17.93% (Class A shares, without sales charge) in the first quarter of 2012, slightly behind the 18.46% return of the Fund's primary benchmark, the S&P Emerging Markets Between $500M and $5B Index. We mentioned in our first shareholder report that we have sought to structure the Fund so that it will fall less in downturns but, as a result, it may lag the index in strong up markets. We are encouraged that since the Fund's launch on August 19, 2011, a period that included both a significant market decline followed by a strong emerging markets rally, the Fund has gained 9.20%, outperforming the benchmark gain of 2.52%.

In the first quarter, the Fund benefitted from good stock selection in its consumer discretionary picks. Nagacorp, a casino/entertainment complex operator based in Cambodia, continues to be a strong performer, up 81% on continued robust earnings growth in the Cambodian gaming market. Dufry Group, a Switzerland-based operator of duty free shops, which generates the majority of its earnings in Latin America, gained over 43% as it achieved record margins.

Other key contributors were Radiant Opto-Electronics, which specializes in ultra-thin backlight units for use in tablet computers. Up 54%, the company has benefitted from the growth in tablet computing and its key relationships with market leaders Apple and Samsung. Dürr, a German manufacturer of advanced automatic paint finishing plants, has followed the global auto giants to Latin America and Asia, while winning market share with new Chinese automakers. The stock gained 46% during the quarter. Another auto-related name, premium tire maker Pirelli, was up nearly 43% on robust revenue growth in Latin America. Eighty percent of the company's tires are now made in emerging market countries.

The largest performance detractor for the quarter was Alliance Grain Traders, a Canada-based processor of lentils and peas, down roughly 25%. The company's customers are largely in the Middle East, India and Northern Africa. Political turmoil, currency depreciations and tighter trade finance in those markets caused buying of these pulse crops to shrink. Two energy names listed in Canada, Crew Energy and Madalena Ventures, were each down about 14% for the quarter. Madalena's resources are in Argentina and have traded down as the government has pressured an industry peer, depressing sentiment. Indian gold lender Manappuram Finance fell 9% in the Fund after the government introduced new restrictions on the industry. We believe additional detrimental regulations are coming, and have sold out of the position.

The Fund seeks to benefit by leveraging the global expertise of the CWAM investment team. Three of the Fund's best performers in the quarter, European-listed stocks Dürr, Dufry and Pirelli, were selected by CWAM's Europe analysts. Columbia Acorn Emerging Markets Fund expects to take advantage of CWAM's strength in this area. We hope that CWAM's deep experience may help to identify the best ideas in a wide universe of emerging markets investments.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn Emerging
Markets Fund

At a Glance (Class A Shares - CAGAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 8/19/11		Year to date*	Life of fund**
Returns before taxes	NAV POP	17.93 11.20%	9.20 2.92%
Returns after taxes on distributions	NAV POP	17.93 11.20	9.21 2.93
Returns after taxes on distributions and sale of fund shares	NAV POP	11.65 7.28	5.99 1.91
S&P Emerging Markets Between $500M and $5B Index (pretax)***		18.46	2.52

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**Reflects performance from Fund inception on 8/19/11 through 3/31/12.

***The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's annual operating expense ratio, as stated in the August 19, 2011, prospectus, reflects a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2013; Class A share expense ratios without and with the contractual fee waiver/reimbursement are 1.96% and 1.85%, respectively.

Columbia Acorn Emerging Markets Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn Emerging Markets Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Ace Indonesia (Indonesia) Home Improvement Retailer	3.1%
2.	Tower Bersama Infrastructure (Indonesia) Communications Towers	3.0%
3.	Rand Merchant Insurance (South Africa) Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	2.8%
4.	Nagacorp (Cambodia) Casino/Entertainment Complex in Cambodia	2.7%
5.	Coronation Fund Managers (South Africa) South African Fund Manager	2.6%
6.	Dufry Group (Switzerland) Operator of Airport Duty Free & Duty Paid Shops	2.5%
7.	Archipelago Resources (Indonesia) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2.5%
8.	Alliance Grain Traders (Canada) Global Leader in Pulse Processing & Distribution	2.1%
9.	Far EasTone Telecom (Taiwan) Taiwan's Third Largest Mobile Operator	2.1%
10.	Home Product Center (Thailand) Home Improvement Retailer	1.9%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn Emerging Markets Fund (Class A)

August 19, 2011 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The S&P Emerging Markets Between $500M and $5B Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund:
$5.8 million

Columbia Acorn European Fund

In a Nutshell

Andreas Waldburg-Wolfegg	Stephen Kusmierczak

Lead Portfolio Manager	Co-Portfolio Manager

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown. Please visit columbiamanagement.com for daily and most recent month-end performance updates.

Fund's Positions
in Mentioned Holdings

As a percentage of net assets, as of 3/31/12

Gemalto	3.2%
Eurofins Scientific	3.2%
1000 mercis	2.8%
Alliance Grain Traders	1.3%

Columbia Acorn European Fund returned 17.71% (Class A shares, without sales charge) in the first quarter of 2012, in line with, but slightly less than, its primary benchmark, the S&P Europe Between $500M and $5B Index, which was up 17.80% in the period. Generally, our stock picks in mainland Europe contributed to performance, while stocks listed in the United Kingdom and Ireland were detractors.

The strongest returns came from GlobeOp Financial Services, up almost 60% in the quarter. GlobeOp, an independent financial administrator specializing in middle- and back-office services, became the object of a takeover battle in March, only weeks after listing on the London Stock Exchange. We sold the Fund's shares of the stock.

Eurofins Scientific, a company with its origins in France, headquarters in Brussels and company registration in Luxembourg, was also strong in the quarter. The company provides screening and testing services for foodstuffs, pharmaceuticals, soils and materials and operates worldwide. Having spent the last five years investing heavily in consolidating a very fragmented industry, the company has started to reap the fruit of its labor, reporting much improved operating margins on the back of better capacity utilization. The improved 2011 figures and management's bullish outlook for 2012 and beyond sent the stock up 50% in the first quarter.

Another star performer was Gemalto, a company headquartered in Paris, France, and registered in the Netherlands. The company is a maker of chip cards and digital security solutions with strong market shares in mobile telephone SIM cards, smart credit cards and identification and access control solutions. Gemalto saw demand increase sharply as hardware makers, telecom operators and financial institutions the world over looked at the potential of new payment methods based on mobile telephone and intelligent chip cards. The stock was up more than 35% in the quarter.

On the downside, Alliance Grain Traders, a Canada-listed trader of lentils and peas with large operations in Turkey, suffered from the liquidity squeeze that many of its Middle Eastern clients experienced following political instabilities and currency devaluations. The company had to take write downs on accounts receivables, while suffering foreign currency-related losses in the fourth quarter of 2011. Since then, the situation has slightly improved, with currencies recovering and orders up. Nevertheless, the stock slid almost 25% in the quarter.

Another detractor was 1000 mercis, a specialist marketer and online advertiser. The company reported lower fourth quarter sales than expected, with some sales postponed to the first quarter of 2012 and some cancelled altogether, which scared off investors. After sliding 23% on the news, the stock recovered somewhat and finished the quarter down 18%.

International investing involves special risks, including foreign taxation, currency risks, risks associated with possible differences in financial standards, operational and settlement risks and other risks associated with future political and economic developments. Stocks of small- and mid-cap companies pose special risks, including possible illiquidity and greater price volatility than stocks of larger, more established companies. Investing in emerging markets may involve greater risks than investing in more developed countries.

Portfolio holdings are subject to change periodically and may not be representative of current holdings.

Columbia Acorn
European Fund

At a Glance (Class A Shares - CAEAX)

Performance data shown represents past performance and is not a guarantee of future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. Performance results reflect any fee waivers or reimbursements of Fund expenses by the investment manager and/or any of its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results would have been lower. Please visit columbiamanagement.com for daily and most recent month-end updates.

Pretax and After-tax Average Annual Total Returns (Based on Class A Share Returns)

through March 31, 2012

Inception 8/19/11		Year to date*	Life of fund**
Returns before taxes	NAV POP	17.71 10.89%	11.86 5.43%
Returns after taxes on distributions	NAV POP	17.71 10.89	11.63 5.22
Returns after taxes on distributions and sale of fund shares	NAV POP	11.51 7.08	7.76 3.57
S&P Europe Between $500M and $5B Index (pretax)***		17.80	9.35

All results shown assume reinvestment of distributions.

*Year to date data is not annualized.

**Reflects performance from Fund inception on 8/19/11 through 3/31/12.

***The Fund's primary benchmark.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Returns after taxes on distributions and sale of Fund shares reflect the additional tax impact of long-term gains or losses realized when Fund shares are sold. The returns are taxed at the maximum rate and assume shares were purchased at the beginning of the period. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Public offering price (POP) returns include the maximum sales charge of 5.75% for Class A shares. Net asset value (NAV) returns do not include sales charges or contingent deferred sales charges (CDSC).

The Fund's annual operating expense ratio, as stated in the August 19, 2011, prospectus, reflects a contractual fee waiver and expense reimbursement agreement with CWAM that expires April 30, 2013; Class A share expense ratios without and with the contractual fee waiver/reimbursement are 1.89% and 1.75%, respectively.

Columbia Acorn European Fund Portfolio Diversification

as a percentage of net assets, as of 3/31/12

Columbia Acorn European Fund Top 10 Holdings

as a percentage of net assets, as of 3/31/12

1.	Gemalto (France) Smart Card Products & Solutions	3.2%
2.	Eurofins Scientific (France) Food, Pharmaceuticals & Materials Screening & Testing	3.2%
3.	Wirecard (Germany) Online Payment Processing & Risk Management	2.9%
4.	1000 mercis (France) Interactive Advertising & Marketing	2.8%
5.	Geberit (Switzerland) Plumbing Supplies	2.6%
6.	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	2.6%
7.	Marel (Iceland) Largest Manufacturer of Poultry & Fish Processing Equipment	2.5%
8.	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	2.5%
9.	UNIT4 (Netherlands) Business Software Development	2.2%
10.	Intertek Group (United Kingdom) Testing, Inspection & Certification Services	2.2%

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.

The Growth of a $10,000 Investment in Columbia Acorn European Fund (Class A)

August 19, 2011 through March 31, 2012

Illustration is based on a hypothetical $10,000 investment from inception in Class A shares of the Fund, which includes a 5.75% maximum initial sales charge. The S&P Europe Between $500M and $5B Index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. Although the index is provided for use in assessing the Fund's performance, the Fund's holdings may differ significantly from those in the index. It is not possible to invest directly in an index. The graph does not reflect taxes that a shareholder would pay on Fund distributions or on a sale of Fund shares.

Total Net Assets of the Fund:
$2.0 million

Columbia Acorn Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Active Network	0	900,000
Boingo Wireless	1,500,000	1,650,000
Cree	0	380,000
ExlService Holdings	1,145,000	1,435,200
Informatica	4,850,000	5,000,000
ON Semiconductor	6,842,000	7,932,000
Quality Systems	2,333,500	2,350,000
TIBCO	2,139,800	2,150,000
Ultratech	415,000	615,000
WNS - ADR (India)	1,076,353	1,091,353
Industrial Goods & Services
Drew Industries	1,500,000	1,880,000
Fortune Brands Home & Security	1,300,000	1,350,000
Heico	2,250,000	2,450,000
Middleby	123,344	166,419
Nordson	3,000,000	3,125,000
Polypore International	0	900,000
Valmont Industries	100,000	435,000
Consumer Goods & Services
American Eagle Outfitters	0	300,000
Annie's	0	45,500
Caesarstone (Israel)	0	215,000
Deckers Outdoor	1,045,000	1,140,000
Fossil	115,000	392,500
GNC Holdings	0	1,528,500
HomeAway	1,400,000	1,600,000
Shutterfly	3,070,000	3,370,000
Skullcandy	975,000	1,290,000
United Stationers	493,771	625,000
Finance
Alliance Data Systems	400,000	550,000
Allied World Holdings	500,000	833,000
Assured Guaranty	300,000	500,000
Enstar Group	216,766	250,000
First Commonwealth	0	1,000,000
Kemper	762,252	925,000
MB Financial	2,360,000	2,860,000
Oriental Financial Group	0	500,000
Regional Management	0	422,500
Tower Group	1,675,000	2,764,000
TrustCo Bank	1,940,318	2,136,500
Wintrust Financial	0	700,000
Wright Express	180,000	275,000
Health Care
Allscripts Healthcare Solutions	700,000	1,200,000
Anthera Pharmaceuticals	1,740,000	2,990,000
Cepheid	3,200,000	3,900,000

	Number of Shares
	12/31/11	03/31/12
Chelsea Therapeutics International	4,550,000	5,750,000
DENTSPLY International	0	1,136,500
Henry Schein	650,000	950,000
Pacific Biosciences of California	0	2,525,000
PerkinElmer Inc.	0	950,000
Raptor Pharmaceutical	3,455,000	4,200,000
Synageva Biopharma	0	180,167
Techne	0	375,000
Energy & Minerals
Approach Resource	0	200,000
Petroleum Development Corporation	0	340,000
Rowan	0	585,000
Other Industries
Dupont Fabros Technology	3,350,000	3,700,000
Genesee & Wyoming	300,000	400,000
Jones Lang LaSalle	0	325,000
St. Joe	1,000,000	1,300,000
Summit Hotel Properties	1,500,000	2,000,031

	Number of Shares
	12/31/11	03/31/12
Sales
Information
Akamai	700,500	250,000
Blackbaud	1,680,198	1,650,000
Crown Castle International	4,600,000	4,465,000
Discovery Series C	2,050,000	1,595,000
Finisar	1,905,000	1,695,000
FTI Consulting	900,000	868,516
Gemalto (France)	230,000	207,000
Global Payments	2,429,000	2,299,000
IMAX (Canada)	1,250,000	1,100,000
Intralinks	550,000	0
Jack Henry & Associates	920,000	750,000
Mail.ru - GDR (Russia)	423,040	400,000
MetroPCS Communications	600,000	0
NetEase.com - ADR (China)	365,000	304,000
Netgear	1,200,000	900,000
Polycom	1,165,000	0
Red Hat	850,000	750,000
Salem Communications	1,527,700	0
Supertex	535,000	0
Industrial Goods & Services
Arcadis (Netherlands)	100,000	0
Expeditors International of Washington	3,200,000	3,050,000
GrafTech International	4,000,000	3,750,000
Imtech (Netherlands)	1,767,165	1,601,465
Interline Brands	2,600,000	2,399,751
Kaydon	1,300,000	501,000
LKQ	1,635,000	1,350,000
Mersen (France)	420,000	260,000
Mine Safety Appliances	566,497	0
Pentair	3,535,000	3,100,000
WABCO Holdings	1,150,000	950,000
WW Grainger	270,000	0
Consumer Goods & Services
Crocs	580,000	0
Diamond Foods	1,050,000	0
Guess?	530,000	0
Hanesbrands	1,000,000	0
Jarden	1,650,000	1,500,000
lululemon athletica	5,740,000	4,922,800
Thor Industries	1,100,000	0
True Religion Apparel	1,507,000	393,452
Vail Resorts	1,680,000	1,430,000
Finance
Aaron's	1,834,695	0
BOK Financial	2,738,000	2,691,414
City National	1,275,000	1,175,000

	Number of Shares
	12/31/11	03/31/12
CVB Financial	4,300,000	3,400,000
Delphi Financial Group	1,200,000	0
Valley National Bancorp	5,450,000	5,070,000
World Acceptance	1,505,202	1,459,555
Health Care
Akorn	4,432,716	4,000,000
Alexion Pharmaceuticals	3,208,000	2,290,000
Community Health Systems	625,000	0
HealthSouth	2,075,000	825,000
Hill-Rom Holdings	1,975,000	1,873,800
HMS Holdings	850,000	0
Micromet	6,702,347	0
Onyx Pharmaceuticals	1,170,000	1,000,000
Sirona Dental Systems	2,075,000	675,000
Energy & Minerals
Core Laboratories (Netherlands)	545,000	442,000
FMC Technologies	6,036,100	5,298,000
GT Solar International	2,800,000	2,000,000
Houston American Energy	900,000	393,600
Kodiak Oil and Gas	2,200,000	1,100,000
Northern Oil & Gas	638,000	0
Oasis Petroleum	840,000	0
Pacific Rubiales Energy (Colombia)	4,300,000	4,250,000
Southwestern Energy Co.	75,071	0
Tullow Oil (United Kingdom)	2,400,000	1,697,000
Other Industries
Biomed Realty Trust	3,000,000	2,450,000
Kilroy Realty	1,120,000	770,000
Macerich	530,000	0
Wisconsin Energy	1,800,000	1,660,000

Columbia Acorn Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 97.4%
Information 29.0%
	> Business Software 8.3%
5,000,000	Informatica (a)	$264,500
	Enterprise Data Integration Software
2,550,000	Ansys (a)	165,801
	Simulation Software for Engineers & Designers
2,700,000	Micros Systems (a)	149,283
	Information Systems for Hotels, Restaurants & Retailers
1,830,000	Concur Technologies (a)	105,005
	Web Enabled Cost & Expense Management Software
2,350,000	Quality Systems	102,765
	IT Systems for Medical Groups & Ambulatory Care Centers
5,164,999	Hexagon (Sweden)	100,243
	Design, Measurement & Visualization Software & Equipment
2,850,000	Ariba (a)	93,223
	Cost Management Software
2,350,000	Constant Contact (a)(b)	70,006
	Email & Other Marketing Campaign Management Systems Delivered Over the Web
2,150,000	TIBCO (a)	65,575
	Datacenter Software
1,700,000	Tyler Technologies (a)(b)	65,297
	Financial, Tax, Court & Document Management Systems for Local Governments
1,150,000	NetSuite (a)	57,834
	End to End IT Systems Solution Delivered Over the Web
1,650,000	Blackbaud	54,830
	Software & Services for Non-profits
1,700,000	Kenexa (a)(b)	53,108
	Recruiting & Workforce Management Solutions
750,000	Red Hat (a)	44,918
	Maintenance & Support for Opensource OS & Middleware
2,500,000	Velti (a)	33,875
	Mobile Marketing Software Platform
750,000	Jack Henry & Associates	25,590
	Systems Financial Institutions
900,000	SPS Commerce (a)(b)	24,192
	Supply Chain Management Software Delivered via the Web
690,000	Advent Software (a)	17,664
	Asset Management & Trading Systems
900,000	Active Network (a)	15,147
	Web Delivered Software Solutions for Managing Events & Activities
1,000,000	InContact (a)	5,580
	Call Center Systems Delivered via the Web & Telco Services
55,000	Solera Holdings	2,524
	Software for Automotive Insurance Claims Processing
		1,516,960

Number of Shares		Value (000)
	> Instrumentation 3.0%
1,600,000	Mettler Toledo (a)(b)	$295,600
	Laboratory Equipment
2,780,000	IPG Photonics (a)(b)	144,699
	Fiber Lasers
2,035,000	Trimble Navigation (a)	110,745
	GPS-based Instruments
		551,044
	> Computer Hardware & Related Equipment 2.6%
3,495,000	Amphenol	208,896
	Electronic Connectors
4,550,000	II-VI (a)(b)	107,607
	Laser Optics & Specialty Materials
1,605,000	Zebra Technologies (a)	66,094
	Bar Code Printers
900,000	Netgear (a)	34,380
	Networking Products for Small Business & Home
800,000	Nice Systems - ADR (Israel) (a)	31,440
	Audio & Video Recording Solutions
605,000	Stratasys (a)	22,095
	Rapid Prototyping Systems
207,000	Gemalto (France)	13,663
	Digital Security Solutions
		484,175
	> Semiconductors & Related Equipment 2.4%
12,300,000	Atmel (a)	121,278
	Microcontrollers, RF & Memory Semiconductors
7,932,000	ON Semiconductor (a)	71,467
	Mixed Signal & Power Management Semiconductors
5,000,000	Entegris (a)	46,700
	Semiconductor Materials Management Products
2,160,000	Microsemi (a)	46,310
	Analog/Mixed Signal Semiconductors
500,000	Littelfuse	31,350
	Little Fuses
1,900,000	IXYS (a)(b)	25,080
	Power Semiconductors
1,165,000	Monolithic Power Systems (a)	22,916
	High Performance Analog & Mixed Signal ICs
400,000	Hittite Microwave (a)	21,724
	Radio Frequency, Microwave & Millimeterwave Semiconductors
615,000	Ultratech (a)	17,823
	Semiconductor Equipment
2,290,000	TriQuint Semiconductor (a)	15,790
	RF Semiconductors
1,765,000	Pericom Semiconductor (a)(b)	14,279
	Interface ICs & Frequency Control Products
380,000	Cree (a)	12,019
	LED Lighting, Components & Chips
		446,736

Number of Shares		Value (000)
	> Mobile Communications 2.3%
4,465,000	Crown Castle International (a)	$238,163
	Communications Towers
3,700,000	SBA Communications (a)	187,997
	Communications Towers
1,500,000	Globalstar (a)	1,050
	Satellite Mobile Voice & Data Carrier
		427,210
	> Telephone & Data Services 2.2%
9,500,000	tw telecom (a)(b)	210,520
	Fiber Optic Telephone/Data Services
1,400,000	AboveNet (a)(b)	115,920
	Metropolitan Fiber Communications Services
2,200,000	Cogent Communications (a)	41,976
	Internet Data Pipelines
1,650,000	Boingo Wireless (a)	19,965
	Wholesale & Retail Wi-Fi Networks
2,000,000	General Communications (a)(b)	17,440
	Commercial Communication & Consumer CATV, Web & Phone in Alaska
		405,821
	> Computer Services 1.3%
3,400,000	iGATE (a)(b)	56,984
	IT & Business Process Outsourcing Services
1,435,200	ExlService Holdings (a)	39,382
	Business Process Outsourcing
680,000	Syntel	38,080
	Offshore IT Services
2,125,000	Virtusa (a)(b)	36,699
	Offshore IT Outsourcing
1,575,000	Genpact (a)	25,672
	Business Process Outsourcing
3,849,207	Hackett Group (a)(b)	22,980
	IT Integration & Best Practice Research
1,091,353	WNS - ADR (India) (a)	13,151
	Offshore BPO (Business Process Outsourcing) Services
		232,948
	> Gaming Equipment & Services 1.2%
3,725,000	Bally Technologies (a)(b)	174,144
	Slot Machines & Software
1,530,000	WMS Industries (a)	36,307
	Slot Machine Provider
		210,451
	> Internet Related 1.0%
585,000	Equinix (a)	92,108
	Network Neutral Data Centers
1,450,000	TripAdvisor (a)	51,722
	Online Travel Research
304,000	NetEase.com - ADR (China) (a)	17,662
	Chinese Online Gaming Services
400,000	Mail.ru - GDR (Russia) (a)(c)	15,780
	Internet Social Networking & Games for Russian Speakers
250,000	Akamai (a)	9,175
	Content Delivery Network (CDN) for Better Delivery of Online Content
		186,447

Number of Shares		Value (000)
	> Telecommunications Equipment 0.9%
685,000	F5 Networks (a)	$92,448
	Internet Traffic Management Equipment
1,695,000	Finisar (a)	34,154
	Optical Subsystems & Components
2,330,000	Ixia (a)	29,102
	Telecom Network Test Equipment
1,925,000	Infinera (a)	15,631
	Optical Networking Equipment
		171,335
	> Business Information & Marketing Services 0.9%
1,900,000	Verisk Analytics (a)	89,243
	Risk & Decision Analytics
2,800,000	Navigant Consulting (a)(b)	38,948
	Financial Consulting Firm
868,516	FTI Consulting (a)	32,586
	Financial Consulting Firm
505,000	RPX (a)	8,565
	Patent Aggregation & Defensive Patent Consulting
		169,342
	> CATV 0.8%
1,595,000	Discovery Series C (a)	74,773
	CATV Programming
1,250,000	Liberty Global Series A (a)	62,600
	Cable TV Franchises Outside the USA
15,770	Jupiter Telecommunications (Japan)	15,795
	Largest Cable Service Provider in Japan
		153,168
	> Financial Processors 0.7%
2,299,000	Global Payments	108,053
	Credit Card Processor
5,000,000	Singapore Exchange (Singapore)	27,656
	Singapore Equity & Derivatives Market Operator
		135,709
	> Electronics Distribution 0.6%
3,125,000	Avnet (a)	113,719
	Electronic Components Distribution
		113,719
	> Contract Manufacturing 0.5%
3,800,000	Sanmina-SCI (a)	43,510
	Electronic Manufacturing Services
1,100,000	Plexus (a)	38,489
	Electronic Manufacturing Services
		81,999
	> Entertainment Programming 0.2%
1,100,000	IMAX (Canada) (a)	26,884
	IMAX Movies, Theatre Equipment & Theatre Joint Ventures
		26,884
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications	4,275
	Spanish Language TV & Radio Stations
1,750,000	Gray Television (a)	3,307
	Mid Market Affiliated TV Stations
		7,582

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Radio —%
164,991	Saga Communications (a)	$5,907
	Radio Stations in Small & Mid-sized Cities
		5,907
	> Consumer Software —%
273,500	Carbonite (a)(d)	3,011
	Online File Storage
		3,011
	> Advertising —%
1,500,000	VisionChina Media - ADR (China) (a)	2,370
	Advertising on Digital Screens in China's Mass Transit System
		2,370
Information: Total		5,332,818
Industrial Goods & Services 18.7%
	> Machinery 11.1%
6,750,000	Ametek	327,442
	Aerospace/Industrial Instruments
8,400,000	Donaldson (b)	300,132
	Industrial Air Filtration
3,125,000	Nordson	170,344
	Dispensing Systems for Adhesives & Coatings
3,725,000	Kennametal	165,874
	Consumable Cutting Tools
3,100,000	Pentair	147,591
	Pumps & Water Treatment
2,775,000	Moog (a)(b)	119,020
	Motion Control Products for Aerospace, Defense & Industrial Markets
2,325,000	Clarcor	114,134
	Mobile & Industrial Filters
1,800,000	Pall	107,334
	Filtration & Fluids Clarification
2,450,000	Heico (b)	98,368
	FAA Approved Aircraft Replacement Parts
2,200,000	ESCO Technologies (b)	80,894
	Automatic Electric Meter Readers
2,675,000	Oshkosh Corporation (a)	61,980
	Specialty Truck Manufacturer
950,000	WABCO Holdings (a)	57,456
	Truck & Bus Component Supplier
805,000	Toro	57,244
	Turf Maintenance Equipment
435,000	Valmont Industries	51,073
	Center Pivot Irrigation Systems & Utility Poles
600,000	Wabtec	45,222
	Freight & Transit Component Supplier
1,776,000	Generac (a)	43,601
	Standby Power Generators
900,000	Polypore International (a)(d)	31,644
	Battery Separators & Filtration Media
166,419	Middleby (a)	16,838
	Manufacturer of Cooking Equipment
210,000	Neopost (France)	13,505
	Postage Meter Machines
501,000	Kaydon	12,781
	Specialized Friction & Motion Control Products

Number of Shares		Value (000)
10,000,000	Marel (Iceland)	$11,735
	Largest Manufacturer of Poultry & Fish Processing Equipment
3,450,000	Jain Irrigation Systems (India)	6,656
172,500	Jain Irrigation Systems - DVR (India) (a)	162
	Agricultural Micro-irrigation Systems & Food Processing
1,000,000	Spartan Motors	5,290
	Specialty Truck & Chassis Manufacturer
		2,046,320
	> Industrial Materials & Specialty Chemicals 2.1%
1,750,000	Albemarle	111,860
	Refinery Catalysts & Other Specialty Chemicals
760,000	FMC Corporation	80,454
	Niche Specialty Chemicals
1,880,000	Drew Industries (a)(b)	51,343
	RV & Manufactured Home Components
1,525,000	Novozymes (Denmark)	44,415
	Industrial Enzymes
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	39,485
	Producer of Specialty Fertilizers, Lithium & Iodine
2,218,700	Kansai Paint (Japan)	22,493
	Paint Producer in Japan, India, China & Southeast Asia
900,000	Albany International	20,655
	Paper Machine Clothing & Advanced Textiles
260,000	Mersen (France)	9,215
	Advanced Industrial Materials
200,000	Silgan Holdings	8,840
	Metal & Plastic Packaging
		388,760
	> Other Industrial Services 1.9%
3,050,000	Expeditors International of Washington	141,855
	International Freight Forwarder
1,601,465	Imtech (Netherlands)	51,197
	Electromechanical & ICT Installation & Maintenance
1,300,000	Forward Air	47,671
	Freight Transportation Between Airports
1,350,000	LKQ (a)	42,079
	Alternative Auto Parts Distribution
1,600,000	Mobile Mini (a)	33,792
	Portable Storage Units Leasing
1,500,000	Acorn Energy (b)	16,305
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
750,000	UTI Worldwide	12,923
	Freight Forwarding & Logistics
		345,822
	> Construction 0.9%
1,725,000	Chicago Bridge & Iron	74,503
	Engineering & Construction for LNG & Petrochemicals

Number of Shares		Value (000)
	> Construction—continued
66,000	NVR (a)	$47,938
	DC Homebuilder
1,350,000	Fortune Brands Home & Security (a)	29,794
	Home Building Supplies & Small Locks
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil)	22,877
	Civil Engineering & Construction
		175,112
	> Electrical Components 0.7%
1,440,000	Acuity Brands	90,475
	Commercial Lighting Fixtures
1,500,000	Ushio (Japan)	21,249
	Industrial Light Sources
351,000	Saft Batteries (France)	11,375
	Niche Battery Manufacturer
		123,099
	> Waste Management 0.6%
2,400,000	Waste Connections	78,072
	Solid Waste Management
560,000	Clean Harbors (a)	37,705
	Hazardous Waste Services & Disposal
		115,777
	> Outsourcing Services 0.6%
2,800,000	Quanta Services (a)	58,520
	Electrical & Telecom Construction Services
1,210,000	Insperity	37,074
	Professional Employer Organization
600,000	GP Strategies (a)	10,500
	Training Programs
		106,094
	> Industrial Distribution 0.3%
2,399,751	Interline Brands (a)(b)	51,859
	Industrial Distribution
		51,859
	> Conglomerates 0.3%
2,263,654	Aalberts Industries (Netherlands)	46,795
	Flow Control & Heat Treatment
		46,795
	> Steel 0.2%
3,750,000	GrafTech International (a)	44,775
	Industrial Graphite Materials Producer
		44,775
Industrial Goods & Services: Total		3,444,413
Consumer Goods & Services 16.4%
	> Retail 5.0%
4,922,800	lululemon athletica (a)	367,635
	Premium Active Apparel Retailer
3,460,000	Abercrombie & Fitch	171,651
	Teen Apparel Retailer
3,370,000	Shutterfly (a)(b)	105,582
	Internet Photo-centric Retailer
5,600,000	Pier 1 Imports (a)(b)	101,808
	Home Furnishing Retailer

Number of Shares		Value (000)
5,225,000	Saks (a)	$60,662
	Luxury Department Store Retailer
392,500	Fossil (a)	51,802
	Watch Designer & Retailer
525,000	DSW	28,754
	Branded Footwear Retailer
971,500	Teavana (a)(d)	19,158
	Specialty Tea Retailer
1,371,366	Gaiam (a)(b)	5,458
	Healthy Living Catalogs & E-Commerce
300,000	American Eagle Outfitters	5,157
	Teen Apparel Retailer
66,000	The Fresh Market (a)	3,165
	Specialty Food Retailer
		920,832
	> Apparel 3.0%
2,100,000	Coach	162,288
	Designer & Retailer of Branded Leather Accessories
1,660,000	PVH	148,288
	Apparel Wholesaler & Retailer
2,190,000	Warnaco Group (a)(b)	127,896
	Global Branded Apparel Manufacturer
1,140,000	Deckers Outdoor (a)	71,877
	Fashion Footwear Wholesaler
600,000	Steven Madden (a)	25,650
	Wholesaler/Retailer of Fashion Footwear
393,452	True Religion Apparel (a)	10,780
	Premium Denim
		546,779
	> Travel 2.5%
3,850,000	Gaylord Entertainment (a)(b)	118,580
	Convention Hotels
1,430,000	Vail Resorts	61,847
	Ski Resort Operator & Developer
3,750,000	Hertz (a)	56,400
	Largest U.S. Rental Car Operator
3,800,000	Avis Budget Group (a)	53,770
	Second Largest Car Rental Company
1,450,000	Expedia (d)	48,488
	Online Travel Services Company
1,600,000	HomeAway (a)	40,592
	Vacation Rental Online Marketplace
2,000,000	Localiza Rent A Car (Brazil)	36,813
	Car Rental
970,000	Choice Hotels	36,220
	Franchisor of Budget Hotel Brands
		452,710
	> Food & Beverage 1.2%
2,340,000	Monster Beverage (a)	145,290
	Alternative Beverages
32,000,000	Olam International (Singapore)	60,136
	Agriculture Supply Chain Manager
240,000	Snyder's-Lance	6,204
	Snack Foods
45,500	Annie's (a)	1,585
	Developer & Marketer of Natural & Organic Food

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Food & Beverage—continued
1,678,125	GLG Life Tech (Canada) (a)(b)(d)	$1,326
	Produce an All-natural Sweetener Extracted from the Stevia Plant
		214,541
	> Other Consumer Services 0.8%
2,190,000	Lifetime Fitness (a)(b)	110,748
	Sport & Fitness Club Operator
13,500,000	Lifestyle International (Hong Kong)	34,392
	Mid to High-end Department Store Operator in Hong Kong & China
1,062,500	Move (a)	10,317
	Real Estate Internet Websites
1,325,000	IFM Investments (Century 21 China RE) - ADR (China) (a)	954
	Provide Real Estate Services in China
		156,411
	> Furniture & Textiles 0.8%
4,200,000	Knoll (b)	69,888
	Office Furniture
2,250,000	Herman Miller	51,660
	Office Furniture
1,750,000	Interface	24,413
	Modular & Broadloom Carpet
215,000	Caesarstone (Israel) (a)	2,511
	Quartz Countertops
		148,472
	> Consumer Goods Distribution 0.8%
2,015,000	Pool	75,401
	Distributor of Swimming Pool Supplies & Equipment
1,528,500	GNC Holdings	53,329
	Specialty Retailer of Health + Wellness Products
625,000	United Stationers	19,394
	Wholesale Distributor of Business Products
		148,124
	> Casinos & Gaming 0.8%
3,950,000	Pinnacle Entertainment (a)(b)	45,464
	Regional Casino Operator
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a)	40,830
	Macau Casino Operator
850,000	Penn National Gaming (a)	36,533
	Regional Casino Operator
12,000,000	MGM China Holdings (Hong Kong) (d)	21,906
	Macau Casino Operator
		144,733
	> Other Durable Goods 0.5%
1,500,000	Jarden	60,345
	Branded Household Products
460,000	Cavco Industries (a)(b)	21,427
	Manufactured Homes
400,000	Tesla Motors (a)	14,896
	Design, Manufacture and Sell High-performance Electric Vehicles
		96,668

Number of Shares		Value (000)
	> Restaurants 0.3%
2,000,000	AFC Enterprises (a)(b)	$33,920
	Popeye's Restaurants
675,000	Bravo Brio Restaurant Group (a)	13,473
	Upscale Casual Italian Restaurants
450,000	Cheesecake Factory (a)	13,226
	Casual Dining Restaurants
		60,619
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(b)	54,416
	Personal Care, Housewares, Healthcare & Home Environment Products
		54,416
	> Educational Services 0.3%
800,000	New Oriental Education & Technology - ADR (China) (a)	21,968
	Education Service Provider
300,000	ITT Educational Services (a)(d)	19,842
	Postsecondary Degree Services
612,205	Universal Technical Institute	8,075
	Vocational Training
2,000,000	Voyager Learning, Contingent Value Rights (a)(e)(f)	220
	Education Services for the K-12 Market
		50,105
	> Leisure Products 0.1%
1,290,000	Skullcandy (a)(d)	20,421
	Lifestyle Branded Headphones
		20,421
	> Other Entertainment —%
265,000	CTS Eventim (Germany)	9,154
	Event Ticket Sales
		9,154
Consumer Goods & Services: Total		3,023,985
Finance 10.2%
	> Banks 4.2%
2,691,414	BOK Financial	151,473
	Tulsa-based S.W. Bank
6,287,800	Associated Banc-Corp	87,778
	Midwest Bank
2,337,313	Hancock Holding	82,998
	Gulf Coast Bank
5,070,000	Valley National Bancorp	65,657
	New Jersey/New York Bank
1,175,000	City National	61,652
	Bank & Asset Manager
2,860,000	MB Financial (b)	60,031
	Chicago Bank
810,000	SVB Financial Group (a)	52,115
	Bank to Venture Capitalists
3,400,000	CVB Financial	39,916
	Inland Empire Business Bank
2,200,000	TCF Financial	26,158
	Great Lakes Bank
700,000	Wintrust Financial	25,053
	Chicago & Milwaukee Full Service Bank

Number of Shares		Value (000)
	> Banks—continued
1,350,000	TriCo Bancshares (b)	$23,517
	California Central Valley Bank
4,299,507	First Busey	21,240
	Illinois Bank
1,121,188	Sandy Spring Bancorp	20,372
	Baltimore, D.C. Bank
811,295	Hudson Valley	13,086
	Metro New York City Bank
2,136,500	TrustCo Bank	12,199
	New York State Bank
706,559	Eagle Bancorp (a)	11,828
	Metro D.C. Bank
1,000,000	First Commonwealth	6,120
	Western Pennsylvania Bank
500,000	Oriental Financial Group	6,050
	Puerto Rican Bank
246,505	Pacific Continental Bank	2,322
	Pacific N.W. Bank
152,569	Green Bankshares (a)	258
	Tennessee Bank
		769,823
	> Insurance 2.6%
2,820,000	Leucadia National	73,602
	Insurance Holding Company
8,900,000	CNO Financial Group (a)	69,242
	Life, Long Term Care & Medical Supplement Insurance
2,764,000	Tower Group (b)	61,997
	Commercial & Personal Lines Insurance
833,000	Allied World Holdings	57,202
	Commercial Lines Insurance/Reinsurance
1,120,000	The Hanover Insurance Group	46,054
	Personal & Commercial Lines Insurance
2,050,000	Selective Insurance Group	36,100
	Commercial & Personal Lines Insurance
1,100,000	HCC Insurance Holdings	34,287
	Specialty Insurance
832,000	Willis Group (Ireland)	29,103
	Insurance Broker
925,000	Kemper	28,009
	Multi-line Insurance
250,000	Enstar Group (a)	24,748
	Insurance/Reinsurance & Related Services
900,000	Brown & Brown	21,402
	Insurance Broker
500,000	Assured Guaranty	8,260
	Global Muni Bond Insurance
		490,006
	> Finance Companies 1.4%
1,459,555	World Acceptance (a)(b)	89,398
	Personal Loans
2,150,000	McGrath Rentcorp (b)	69,037
	Temporary Space & IT Rentals
3,400,000	H & E Equipment Services (a)(b)	64,328
	Heavy Equipment Leasing
1,123,400	CAI International (a)(b)	20,423
	International Container Leasing

Number of Shares		Value (000)
1,091,000	Marlin Business Services (b)	$16,430
	Small Equipment Leasing
422,500	Regional Management (a)	7,098
	Consumer Loans
78,500	Textainer Group Holdings	2,661
	Top International Container Leaser
		269,375
	> Brokerage & Money Management 1.3%
6,198,000	SEI Investments	128,237
	Mutual Fund Administration & Investment Management
3,700,000	Eaton Vance	105,746
	Specialty Mutual Funds
1,000,000	Artio Global Investors (d)	4,770
	International Asset Manager
		238,753
	> Credit Cards 0.5%
550,000	Alliance Data Systems (a)	69,278
	Diversified Credit Card Provider
275,000	Wright Express (a)	17,801
	Pay Card Processor
		87,079
	> Savings & Loans 0.2%
400,000	Financial Engines (a)	8,944
	Asset Management for 401k Plans
1,010,000	Provident New York Bancorp	8,545
	New York State Thrift
470,000	ViewPoint Financial	7,229
	Texas Thrift
452,146	Kaiser Federal	6,325
	Los Angeles Savings & Loan
65,991	Berkshire Hills Bancorp	1,512
	Northeast Thrift
		32,555
Finance: Total		1,887,591
Health Care 8.7%
	> Biotechnology & Drug Delivery 4.1%
2,290,000	Alexion Pharmaceuticals (a)	212,649
	Biotech Focused on Orphan Diseases
4,315,000	BioMarin Pharmaceutical (a)	147,789
	Biotech Focused on Orphan Diseases
6,153,000	Seattle Genetics (a)(b)(d)	125,398
	Antibody-based Therapies for Cancer
3,250,000	Auxilium Pharmaceuticals (a)(b)	60,352
	Biotech Focused on Niche Disease Areas
2,950,000	InterMune (a)	43,277
	Drugs for Pulmonary Fibrosis & Hepatitis C
6,000,000	NPS Pharmaceuticals (a)(b)	41,040
	Orphan Drugs & Healthy Royalties
1,000,000	Onyx Pharmaceuticals (a)	37,680
	Commercial-stage Biotech Focused on Cancer
3,430,000	Isis Pharmaceuticals (a)	30,081
	Biotech Pioneer in Antisense Drugs
4,200,000	Raptor Pharmaceutical (a)(b)(d)	28,392
	Orphan Drug Company

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
5,750,000	Chelsea Therapeutics International (a)(b)	$14,720
	Biotech Focused on Rare Diseases
2,990,000	Anthera Pharmaceuticals (a)(b)	6,608
	Biotech Focused on Cardiovascular, Cancer & Immunology
180,167	Synageva Biopharma (a)	6,463
	Biotech Focused on Orphan Diseases
359,944	MicroDose Therapeutx (a)(e)(f)	270
	Drug Inhaler Development
		754,719
	> Medical Supplies 2.1%
3,900,000	Cepheid (a)(b)	163,137
	Molecular Diagnostics
950,000	Henry Schein (a)	71,896
	Largest Distributor of Healthcare Products
2,126,000	Patterson Companies	71,008
	Dental/Vet/Med Distributor
1,136,500	DENTSPLY International	45,608
	Leading Dental Supplies Manufacturer
375,000	Techne	26,287
	Cytokines, Antibodies & Other Reagents for Life Science
		377,936
	> Medical Equipment & Devices 1.3%
1,873,800	Hill-Rom Holdings	62,604
	Hospital Beds/Patient Handling
760,000	Gen-Probe (a)	50,472
	Molecular In-vitro Diagnostics
550,000	Haemonetics (a)	38,324
	Blood & Plasma Collection Equipment
675,000	Sirona Dental Systems (a)	34,789
	Manufacturer of Dental Equipment
950,000	PerkinElmer Inc.	26,277
	Analytical Instruments for Life Sciences
570,000	Orthofix International (a)	21,421
	Bone Fixation & Stimulation Devices
2,525,000	Pacific Biosciences of California (a)	8,635
	Genome Sequencing
		242,522
	> Health Care Services 0.7%
665,000	Mednax (a)	49,456
	Physician Management for Pediatric & Anesthesia Practices
4,900,000	eResearch Technology (a)(b)	38,318
	Clinical Research Services
1,200,000	Allscripts Healthcare Solutions (a)	19,920
	IT for Physician Offices & Hospitals
825,000	HealthSouth (a)	16,896
	Inpatient Rehabilitation Facilities
1,875,000	Health Management Associates (a)	12,600
	Non-urban Hospitals
		137,190
	> Pharmaceuticals 0.5%
4,000,000	Akorn (a)	46,800
	Develops, Manufactures & Sells Specialty Generic Drugs

Number of Shares		Value (000)
3,388,000	Adcock Ingram Holdings (South Africa)	$25,926
	Manufacturer of Pharmaceuticals & Medical Supplies
2,040,000	Alimera Sciences (a)(b)	6,895
	Ophthalmology-focused Pharmaceutical Company
1,095,000	Horizon Pharma (a)	4,533
	Specialty Pharmaceutical Company
		84,154
Health Care: Total		1,596,521
Energy & Minerals 8.6%
	> Oil Services 3.9%
5,298,000	FMC Technologies (a)	267,125
	Oil & Gas Well Head Manufacturer
1,988,054	Fugro (Netherlands)	141,641
	Sub-sea Oilfield Services
2,114,000	Atwood Oceanics (a)	94,898
	Offshore Drilling Contractor
743,000	Oil States International (a)	57,999
	Diversified North American Oil Service Provider
1,670,000	ShawCor (Canada)	52,572
	Oil & Gas Pipeline Products
1,000,000	Hornbeck Offshore (a)	42,030
	Supply Vessel Operator in U.S. Gulf of Mexico
1,056,600	Black Diamond Group (Canada)	21,059
	Provides Accommodations/Equipment for Oil Sands Development
585,000	Rowan (a)	19,264
	Contract Offshore Driller
2,890,900	Horizon North Logistics (Canada)	18,114
	Provides Diversified Oil Service Offering in Northern Canada
4,435,000	Tuscany International Drilling (Colombia) (a)	3,335
	South America-based Drilling Rig Contractor
		718,037
	> Oil & Gas Producers 3.1%
4,250,000	Pacific Rubiales Energy (Colombia)	124,162
	Oil Production & Exploration in Colombia
900,000	SM Energy	63,693
	Oil & Gas Producer
2,700,000	Denbury Resources (a)	49,221
	Oil Producer Using Co2 Injection
974,000	Rosetta Resources (a)	47,492
	Oil & Gas Producer Exploring in South Texas & Montana
1,697,000	Tullow Oil (United Kingdom)	41,448
	Oil & Gas Producer
695,000	Range Resources	40,407
	Oil & Gas Producer
650,000	Baytex (Canada)	33,749
	Oil & Gas Producer in Canada
2,160,000	Athabasca Oil Sands (Canada) (a)	24,016
	Oil Sands SAGD & Alberta Deep Basin Development
1,140,000	Celtic Exploration (Canada) (a)	16,618
	Canadian Oil & Gas Producer

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
550,000	Swift Energy (a)	$15,966
	Oil & Gas Exploration & Production
500,000	Cabot Oil and Gas	15,585
	Large Natural Gas Producer in Appalachia & Gulf Coast
1,547,000	Crew Energy (Canada) (a)	14,765
	Canadian Oil & Gas Producer
340,000	Petroleum Development Corporation (a)	12,611
	Oil & Gas Producer in U.S.
7,582,928	PetroMagdalena Energy (Colombia) (a)(b)(d)	12,164
	Oil & Gas Exploration/Production in Colombia
1,100,000	Kodiak Oil and Gas (a)	10,956
	Bakken Oil & Gas Producer
37,500,000	Petromanas (Canada) (a)(b)	8,647
18,750,000	Petromanas - Warrants (Canada) (a)(e)	92
	Exploring for Oil in Albania
200,000	Approach Resource (a)	7,390
	Oil & Gas Producer in West Texas Permian
27,000,000	Shamaran Petroleum (Iraq) (a)	6,903
	Oil Exploration in Kurdistan
26,000,000	Petrodorado (Colombia) (a)(b)	5,995
24,000,000	Petrodorado - Warrants (Colombia) (a)(e)(f)	941
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay
1,198,100	Pan Orient (Canada) (a)	4,889
	Growth-oriented, Return-focused Asian Explorer
5,917,100	Canacol (Colombia) (a)	4,686
	Oil Producer in South America
25,000,000	Petroamerica (Colombia) (a)	4,010
	Oil Exploration & Production in Colombia
41,100,000	Quetzal Energy (Colombia) (a)(b)(e)	2,176
8,900,000	Quetzal Energy (Colombia) (a)(b)	491
	Explores for Oil & Gas in Latin America
393,600	Houston American Energy (a)	2,054
	Oil & Gas Exploration/Production in Colombia
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,779
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(e)(f)	106
	Oil & Gas Exploration/Production in the North Sea
		573,012
	> Mining 1.3%
442,000	Core Laboratories (Netherlands)	58,154
	Oil & Gas Reservoir Consulting
1,600,000	Silver Wheaton (Canada)	53,120
	Silver Mining Royalty Company
15,000,000	Zhaojin Mining Industry (China)	25,231
	Gold Mining & Refining in China
4,432,000	Northam Platinum (South Africa)	19,713
	Platinum Mining in South Africa
2,800,000	Alexco Resource (a)	19,544
	Mining, Exploration & Environmental Services

Number of Shares		Value (000)
1,150,000	Ivanhoe Mines (Mongolia) (a)	$18,090
	Copper Mine Project in Mongolia
7,500,000	Duluth Metals (Canada) (a)(b)(d)	17,068
	Copper & Nickel Miner
920,000	Kirkland Lake Gold (Canada) (a)	13,300
	Gold Mining
12,000,000	Mongolian Mining (Mongolia) (a)	11,421
	Coking Coal Mining in Mongolia
800,000	Augusta Resource (a)	2,184
	US Copper/Moly Mine
4,000,000	Wolverine Minerals (Canada) (a)(b)(e)	674
2,000,000	Wolverine Minerals - Warrants (Canada) (a)(e)(f)	30
	Gold Miner
500,000	Duluth Exploration - Special Warrants (Canada) (a)(e)(f)	45
	Copper & Nickel Miner
		238,574
	> Alternative Energy 0.1%
2,000,000	GT Solar International (a)	16,540
	Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon
1,210,300	Synthesis Energy Systems (China) (a)	1,779
	Owner/Operator of Gasification Plants
		18,319
	> Oil Refining, Marketing & Distribution 0.1%
300,000	Vopak (Netherlands)	17,283
	World's Largest Operator of Petroleum & Chemical Storage Terminals
		17,283
	> Agricultural Commodities 0.1%
1,250,000	Union Agriculture Group (Argentina) (a)(e)(f)	13,275
	Farmland Operator in Uruguay
		13,275
Energy & Minerals: Total		1,578,500
Other Industries 5.8%
	> Real Estate 3.6%
3,700,000	Dupont Fabros Technology (b)	90,465
	Technology-focused Office Buildings
750,000	Federal Realty Investment Trust	72,592
	Shopping Centers
3,700,000	Associated Estates Realty (b)	60,458
	Multifamily Properties
1,850,000	Extra Space Storage	53,262
	Self Storage Facilities
720,000	Digital Realty Trust	53,258
	Technology-focused Office Buildings
2,450,000	Biomed Realty Trust	46,501
	Life Science-focused Office Buildings
975,000	Post Properties	45,689
	Multifamily Properties
770,000	Kilroy Realty	35,890
	West Coast Office & Industrial Properties
3,000,000	Education Realty Trust	32,520
	Student Housing

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Real Estate—continued
43,000,000	Mapletree Logistics Trust (Singapore)	$32,348
	Industrial Property Landlord
325,000	Jones Lang LaSalle	27,076
	Real Estate Services
1,300,000	St. Joe (a)(d)	24,713
	Florida Panhandle Landowner
15,000,000	Ascendas REIT (Singapore)	24,130
	Industrial Property Landlord
3,750,000	DCT Industrial Trust	22,125
	Industrial Properties
3,500,000	Kite Realty Group (b)	18,445
	Community Shopping Centers
2,000,031	Summit Hotel Properties (b)	15,160
	Owner of Select Service Hotels
2,800	Orix JREIT (Japan)	13,084
	Diversified REIT
		667,716
	> Transportation 1.3%
1,155,000	JB Hunt Transport Services	62,797
	Truck & Intermodal Carrier
2,800,000	Rush Enterprises, Class A (a)(b)	59,416
550,000	Rush Enterprises, Class B (a)(b)	9,565
	Truck Sales & Service
1,260,000	World Fuel Services	51,660
	Global Fuel Broker
2,400,000	Heartland Express	34,704
	Regional Trucker
400,000	Genesee & Wyoming (a)	21,832
	Short-line Operator
		239,974
	> Regulated Utilities 0.9%
2,000,000	Northeast Utilities	74,240
	Regulated Electric Utility
1,660,000	Wisconsin Energy	58,399
	Wisconsin Utility
500,000	Allete	20,745
	Regulated Electric Utility in Minnesota
200,000	Red Eléctrica de España (Spain)	9,786
	Spanish Power Transmission
		163,170
Other Industries: Total		1,070,860
Total Equities: 97.4% (Cost: $10,807,922)		17,934,688

Number of Shares		Value (000)
Securities Lending Collateral 0.9%
169,250,625	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (g)	$169,251
Total Securities Lending Collateral: (Cost: $169,251)		169,251
Total Investments: 98.3% (Cost: $10,977,173)(h)(i)		18,103,939	(j)
Obligation to Return Collateral for Securities Loaned: (0.9)%		(169,251)
Cash and Other Assets Less Liabilities: 2.6%		480,744
Total Net Assets: 100.0%		$18,415,432

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
AboveNet	1,400,000	-	-	1,400,000	$115,920	$-
Acorn Energy	1,500,000	-	-	1,500,000	16,305	128
AFC Enterprises	2,000,000	-	-	2,000,000	33,920	-
Alimera Sciences	2,040,000	-	-	2,040,000	6,895	-
Anthera Pharmaceuticals	1,740,000	1,250,000	-	2,990,000	6,608	-
Associated Estates Realty	3,700,000	-	-	3,700,000	60,458	629
Auxilium Pharmaceuticals	3,033,715	216,285	-	3,250,000	60,352	-
Bally Technologies	3,725,000	-	-	3,725,000	174,144	-
CAI International	1,123,400	-	-	1,123,400	20,423	-
Cavco Industries	460,000	-	-	460,000	21,427	-
Cepheid	3,200,000	700,000	-	3,900,000	163,137	-
Chelsea Therapeutics International	4,550,000	1,200,000	-	5,750,000	14,720	-
Cogent Communications*	2,520,000	-	320,000	2,200,000	41,976	-
Constant Contact	2,350,000	-	-	2,350,000	70,006	-
Donaldson**	4,200,000	4,200,000	-	8,400,000	300,132	672
Drew Industries	1,500,000	380,000	-	1,880,000	51,343	-
Duluth Metals	7,500,000	-	-	7,500,000	17,068	-
Dupont Fabros Technology	3,350,000	350,000	-	3,700,000	90,465	378
eResearch Technology	4,900,000	-	-	4,900,000	38,318	-
ESCO Technologies	2,200,000	-	-	2,200,000	80,894	176
Gaiam	1,371,366	-	-	1,371,366	5,458	-
Gaylord Entertainment	3,850,000	-	-	3,850,000	118,580	-
General Communications	2,000,000	-	-	2,000,000	17,440	-
GLG Life Tech	1,750,000	-	71,875	1,678,125	1,326	-
H & E Equipment Services	3,400,000	-	-	3,400,000	64,328	-
Hackett Group+	4,500,000	-	650,793	3,849,207	22,980	-
Heico	2,250,000	200,000	-	2,450,000	98,368	135
Helen of Troy	1,600,000	-	-	1,600,000	54,416	-
Horizon Pharma*	1,095,000	-	-	1,095,000	4,533	-
iGATE	3,400,000	-	-	3,400,000	56,984	-
II-VI	4,550,000	-	-	4,550,000	107,607	-
Interline Brands	2,600,000	-	200,249	2,399,751	51,859	-
IPG Photonics	2,780,000	-	-	2,780,000	144,699	-
IXYS	1,900,000	-	-	1,900,000	25,080	-
Kenexa	1,700,000	-	-	1,700,000	53,108	-
Kite Realty Group	3,500,000	-	-	3,500,000	18,445	210
Knoll	4,200,000	-	-	4,200,000	69,888	420
Lifetime Fitness	2,190,000	-	-	2,190,000	110,748	-
lululemon athletica*	5,740,000	-	817,200	4,922,800	367,635	-
Marlin Business Services	1,091,000	-	-	1,091,000	16,430	65
MB Financial	2,360,000	500,000	-	2,860,000	60,031	26
McGrath Rentcorp	2,150,000	-	-	2,150,000	69,037	495
Mettler Toledo	1,600,000	-	-	1,600,000	295,600	-
Micromet*	6,702,347	64,547	6,766,894	-	-	-
Moog	2,775,000	-	-	2,775,000	119,020	-
Navigant Consulting	2,800,000	-	-	2,800,000	38,948	-
NPS Pharmaceuticals	6,000,000	-	-	6,000,000	41,040	-
Pericom Semiconductor	1,765,000	-	-	1,765,000	14,279	-
Petroamerica*	30,275,000	-	5,275,000	25,000,000	4,010	-
Petrodorado	26,000,000	-	-	26,000,000	5,995	-
PetroMagdalena Energy	7,582,928	-	-	7,582,928	12,164	-
Petromanas	37,500,000	-	-	37,500,000	8,647	-
Pier 1 Imports	5,600,000	-	-	5,600,000	101,808	-
Pinnacle Entertainment	3,950,000	-	-	3,950,000	45,464	-
Quetzal Energy	50,000,000	-	-	50,000,000	2,667	-
Raptor Pharmaceutical	3,455,000	745,000	-	4,200,000	28,392	-
Rush Enterprises	3,350,000	-	-	3,350,000	68,981	-
Salem Communications*	1,527,700	-	1,527,700	-	-	-

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
Seattle Genetics	6,153,000	-	-	6,153,000	$125,398	$-
Shutterfly	3,070,000	300,000	-	3,370,000	105,582	-
SPS Commerce	900,000	-	-	900,000	24,192	-
Summit Hotel Properties	1,500,000	500,031	-	2,000,031	15,160	188
Tower Group	1,675,000	1,089,000	-	2,764,000	61,997	518
TriCo Bancshares	1,350,000	-	-	1,350,000	23,517	122
True Religion Apparel*	1,507,000	-	1,113,548	393,452	10,780	-
tw telecom	9,500,000	-	-	9,500,000	210,520	-
Tyler Technologies	1,700,000	-	-	1,700,000	65,297	-
Virtusa	2,125,000	-	-	2,125,000	36,699	-
Warnaco Group	2,190,000	-	-	2,190,000	127,896	-
Wolverine Minerals	4,000,000	-	-	4,000,000	674	-
World Acceptance	1,505,202	-	45,647	1,459,555	89,398	-
Total of Affiliated Transactions	345,027,658	11,694,863	16,788,906	339,933,615	$4,607,616	$4,162

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

**  Includes the effects of a 2:1 stock split.

+  Includes the effects of a corporate action.

  The aggregate cost and value of these companies at March 31, 2012, were $2,743,348 and $4,178,682, respectively. Investments in affiliated companies represented 22.69% of the Fund's total net assets at March 31, 2012.

(c)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $15,780, which represented 0.09% of total net assets.

(d)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $166,411.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $19,608, which represented 0.11% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
Quetzal Energy	1/14/11	41,100,000	5,193	2,176
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	1,779
Petrodorado - Warrants	11/20/09	24,000,000	2,965	941
Wolverine Minerals	6/3/11	4,000,000	2,005	674
MicroDose Therapeutx	11/24/00	359,944	2,005	270
Voyager Learning, Contingent Value Rights	12/24/09	2,000,000	-	220
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	106
Petromanas - Warrants	5/20/10	18,750,000	1,086	92
Duluth Exploration - Special Warrants	8/19/11	500,000	-	45
Wolverine Minerals - Warrants	6/3/11	2,000,000	243	30
			$32,614	$19,608

(f)  Illiquid security.

(g)  Investment made with cash collateral received from securities lending activity.

(h)  At March 31, 2012, for federal income tax purposes, the cost of investments was $10,977,173 and net unrealized appreciation was $7,126,766 consisting of gross unrealized appreciation of $7,687,302 and gross unrealized depreciation of $(560,536).

> Notes to Statement of Investments (dollar values in thousands)

(i)  On March 31, 2012, the market value of foreign securities represented 9.36% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$315,070	1.71
Canada	306,968	1.67
Colombia	157,960	0.86
Singapore	144,270	0.78
Sweden	100,243	0.54
Hong Kong	97,128	0.53
Japan	72,621	0.39
China	69,964	0.38
Brazil	59,690	0.32
France	47,758	0.26
South Africa	45,639	0.25
Denmark	44,415	0.24
United Kingdom	43,333	0.24
	Value	Percentage of Net Assets
Chile	$39,485	0.21
Israel	33,951	0.18
Mongolia	29,511	0.16
Ireland	29,103	0.16
India	19,969	0.12
Russia	15,780	0.09
Argentina	13,275	0.07
Iceland	11,735	0.06
Spain	9,786	0.05
Germany	9,154	0.05
Iraq	6,903	0.04
Total Foreign Portfolio	$1,723,711	9.36

(j)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

Columbia Acorn Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$5,051,628	$281,190	$-	$5,332,818
Industrial Goods & Services	3,205,616	238,797	-	3,444,413
Consumer Goods & Services	2,898,177	125,588	220	3,023,985
Finance	1,887,591	-	-	1,887,591
Health Care	1,570,325	25,926	270	1,596,521
Energy & Minerals	1,302,645	262,535	13,320	1,578,500
Other Industries	991,512	79,348	-	1,070,860
Total Equities	16,907,494	1,013,384	13,810	17,934,688
Total Securities Lending Collateral	169,251	-	-	169,251
Total Investments	$17,076,745	$1,013,384	$13,810	$18,103,939

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager's experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Tranfers Out
Level 1	Level 2	Level 1	Level 2
$-	$115,086	$115,086	$-

  Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

  The following table reconciles asset balances for the period ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Consumer Goods & Services	$180	$-	$40	$-	$-	$-	$-	$220
Health Care	270	-	-	-	-	-	-	270
Energy & Minerals	12,507	-	813	-	-	-	-	13,320
	$12,957	$-	$853	$-	$-	$-	$-	$13,810

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $853.

> Notes to Statement of Investments (dollar values in thousands)

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Asia
> Japan
Daiseki	1,277,429	1,427,129
Disco	306,000	480,000
Doshisha	24,000	750,600
FP Corporation	254,000	339,000
Glory	1,055,562	1,694,562
Horiba	0	257,800
Nihon Parkerizing	0	145,700
Park24	2,263,000	3,029,900
Sanrio	0	500,000
Start Today	527,001	1,718,724
> Taiwan
Chroma Ate	9,857,400	10,277,000
CTCI Corp	13,957,000	18,571,200
MStar Semiconductor	0	2,930,000
St. Shine Optical	2,450,000	2,492,300
Taiwan Hon Chuan	10,357,000	11,200,000
Taiwan Mobile	6,647,000	10,329,000
Tripod Technologies	10,147,270	12,218,270
> Hong Kong
Lifestyle International	17,000,000	18,000,000
Melco International	7,419,000	8,000,000
Sasa International	37,703,800	38,000,000
> Singapore
CDL Hospitality Trust	18,000,000	20,000,000
Mapletree Commercial Trust	32,300,000	35,000,000
> China
Digital China	12,446,800	13,570,200
Want Want	19,410,400	26,565,000
> India
Redington India	0	1,477,269
United Breweries	1,500,251	2,262,300
> Korea
Grand Korea Leisure	0	1,134,000
Hana Tour Service	0	182,000
Handsome	61,600	471,971
Hyundai Home Shopping	0	10,090
iMarketKorea	0	570,990
> Mongolia
Mongolian Mining	35,923,500	42,636,400
> Indonesia
Tower Bersama Infrastructure	13,942,000	48,560,000
> Cambodia
Nagacorp	42,522,600	50,000,000

	Number of Shares
	12/31/11	03/31/12
Europe
> United Kingdom
BBA Aviation	0	3,167,139
Greggs	467,193	1,060,885
Rightmove	0	548,000
> Netherlands
TKH Group	0	403,800
> Switzerland
Dufry Group	324,000	360,000
Geberit	225,650	255,000
Partners Group	265,000	280,000
Zehnder	0	236,217
> Italy
Geox	5,300,000	5,800,000
Pirelli	1,756,000	2,661,000
> Denmark
Solar A/S	0	130,651
> Spain
Red Eléctrica de España	494,320	618,320
> Portugal
Redes Energéticas Nacionais	7,770,405	8,531,175
> Kazakhstan
Halyk Savings Bank of Kazakhstan - GDR	1,770,000	3,319,000
Other Countries
> South Africa
Coronation Fund Managers	10,271,492	11,763,907
Northam Platinum	6,943,940	8,679,940
> Canada
Alliance Grain Traders	868,000	984,500
Americas Petrogas	0	1,611,000
> Australia
Challenger Financial	0	4,546,885
Commonwealth Property Office Fund	0	17,451,906
> Israel
Caesarstone	0	125,000
Israel Chemicals	3,085,527	4,706,527
Latin America
> Argentina
Madalena Ventures	0	2,475,000
> Chile
Viña Concha y Toro	0	4,016,878

	Number of Shares
	12/31/11	03/31/12
Sales
Asia
> Japan
Gree	1,139,000	246,300
Hamamatsu Photonics	479,854	0
Hoshizaki Electric	1,697,200	1,582,200
Kansai Paint	7,044,100	5,582,600
Miura	636,250	511,450
Pigeon	469,500	0
Shinsei Bank	25,769,649	18,673,649
> Taiwan
Formosa International Hotels	468,917	0
President Chain Store	7,000,000	3,181,000
> Singapore
Ascendas REIT	21,600,000	20,000,000
Mapletree Industrial Trust	39,000,000	28,000,000
Mapletree Logistics Trust	50,000,000	35,000,000
Olam International	33,000,000	27,000,000
> China
China Yurun Food	12,047,000	0
ENN Energy	5,000,000	0
Noah Holdings - ADR	493,398	0
Zhaojin Mining Industry	34,745,554	18,920,554
> India
Manappuram Finance	16,621,332	1,668,793
> Korea
MegaStudy	63,916	0
Woongjin Coway	1,242,590	623,410
> Thailand
Home Product Center	120,000,000	118,000,000
> Philippines
SM Prime Holdings	69,967,000	58,577,000
Europe
> United Kingdom
Chemring	5,700,000	5,654,735
GlobeOp Financial Services	4,150,000	0
Intertek Group	1,480,000	1,460,000
Kesa Electricals	2,533,060	0
Next	446,300	262,300
> Netherlands
Core Laboratories	228,095	177,395
Imtech	1,955,311	1,763,611
Koninklijke TenCate	1,371,573	1,181,073
> Switzerland
Bank Sarasin & Cie	696,331	580,000

	Number of Shares
	12/31/11	03/31/12
> Germany
CTS Eventim	819,889	625,000
Dürr	636,800	500,000
> France
Eurofins Scientific	532,368	418,000
Gemalto	1,193,000	1,073,700
Neopost	555,324	430,000
> Italy
CIR	13,547,300	12,503,754
> Ireland
United Drug	9,074,112	6,750,000
Other Countries
> South Africa
Mr. Price	3,722,083	3,175,083
> United States
FMC Technologies	606,253	461,213
Latin America
> Brazil
Localiza Rent A Car	4,000,000	3,700,000
Mills Estruturas e Servicos de Engenharia	2,303,200	1,880,200
Suzano	6,344,043	0
> Mexico
Grupo Aeroportuario del Sureste - ADR	624,168	600,000
> Chile
Sociedad Quimica y Minera de Chile - ADR	362,996	0

Columbia Acorn International

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 95.7%
Asia 42.3%
	> Japan 17.3%
5,582,600	Kansai Paint	$56,596
	Paint Producer in Japan, India, China & Southeast Asia
22,694,000	Seven Bank	49,767
	ATM Processing Services
22,300	Wacom (a)	46,834
	Computer Graphic Illustration Devices
2,981,100	Kuraray	42,398
	Special Resin, Fine Chemical, Fibers & Textures
3,029,900	Park24	40,971
	Parking Lot Operator
1,860,438	Aeon Delight	39,233
	Facility Maintenance & Management
1,582,200	Hoshizaki Electric	37,531
	Commercial Kitchen Equipment
1,694,562	Glory	37,164
	Currency Handling Systems & Related Equipment
7,780	Orix JREIT	36,356
	Diversified REIT
2,400,000	NGK Insulators	34,575
	Ceramic Products for Auto, Power & Electronics
937,651	Kintetsu World Express	32,758
	Airfreight Logistics
589,792	Ain Pharmaciez	31,834
	Dispensing Pharmacy/Drugstore Operator
1,718,724	Start Today	31,742
	Online Japanese Apparel Retailer
295,762	Nakanishi	31,399
	Dental Tools & Machinery
16,005	Advance Residence Investment	30,405
	Residential REIT
2,137,272	Japan Airport Terminal	28,174
	Airport Terminal Operator at Haneda
480,000	Disco	26,729
	Semiconductor Dicing & Grinding Equipment
1,427,129	Daiseki	26,533
	Waste Disposal & Recycling
25,979	Jupiter Telecommunications	26,020
	Largest Cable Service Provider in Japan
855,604	Tsumura	24,732
	Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)
18,673,649	Shinsei Bank	24,582
	Commercial Bank
2,600,000	Shimadzu	23,663
	Analytical Instrument, Medical & Industrial Equipment
6,140	Kenedix Realty Investment	22,592
	Tokyo Mid-size Office REIT
1,885,600	Asahi Diamond Industrial	22,292
	Consumable Diamond Tools
857,144	Ibiden	22,164
	Electronic Parts & Ceramics

Number of Shares		Value (000)
5,540	Mori Hills REIT Investment	$22,162
	Tokyo-centric Diversified REIT
1,940,200	Sintokogio	21,723
	Automated Casting Machines, Surface Treatment System & Consumables
750,600	Doshisha	21,581
	Wholesaler
339,000	FP Corporation	21,373
	Disposable Food Trays & Containers
880,474	Aeon Mall	20,567
	Suburban Shopping Mall Developer, Owner & Operator
1,405,739	Ushio	19,914
	Industrial Light Sources
500,000	Sanrio (b)	19,528
	Character Goods & Licensing
772,000	Misumi Group	18,870
	Industrial Components Distributor
1,346,963	Torishima Pump Manufacturing	18,472
	Industrial Pump for Power Generation & Water Supply Systems
732,108	Icom	17,800
	Two Way Radio Communication Equipment
2,417	Fukuoka REIT	17,371
	Diversified REIT in Fukuoka
1,603	Japan Real Estate Investment	14,134
	Office REIT in Tokyo
511,450	Miura	13,302
	Industrial Boiler
257,800	Horiba	8,898
	Measuring Instruments & Analyzers
246,300	Gree (b)	6,206
	Mobile Social Networking Game Developer/Platform
145,700	Nihon Parkerizing	2,166
	Metal Surface Treatment Agents & Processing
		1,091,111
	> Taiwan 6.5%
36,606,000	Far EasTone Telecom	75,238
	Taiwan's Third Largest Mobile Operator
5,614,530	Simplo Technology	42,547
	Battery Packs for Notebook & Tablet PCs
12,218,270	Tripod Technologies	41,172
	Printed Circuit Boards (PCB)
2,492,300	St. Shine Optical	32,412
	World's Leading Disposable Contact Lens OEM
10,329,000	Taiwan Mobile	31,491
	Taiwan's Second-largest Mobile Operator
18,571,200	CTCI Corp	30,790
	International Engineering Firm
5,910,000	Radiant Opto-Electronics	26,393
	LCD Back Light Units & Modules
10,277,000	Chroma Ate	26,310
	Automatic Test Systems, Testing & Measurement Instruments
11,200,000	Taiwan Hon Chuan	25,449
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer

Number of Shares		Value (000)
	> Taiwan—continued
6,603,000	Advantech	$22,973
	Industrial PC & Components
2,930,000	MStar Semiconductor	17,953
	ICs for TV, Digital Set-top-box & Handset
3,181,000	President Chain Store	17,745
	Taiwan's Number One Convenience Chain Store Operator
2,595,000	PC Home	14,671
	Taiwanese Internet Retail Company
2,468,300	Lung Yen	7,895
	Funeral Services & Columbaria
		413,039
	> Hong Kong 4.0%
7,000,000	Melco Crown Entertainment - ADR (c)	95,270
	Macau Casino Operator
18,000,000	Lifestyle International	45,856
	Mid to High-end Department Store Operator in Hong Kong & China
15,625,000	L'Occitane International	37,052
	Skin Care & Cosmetics Producer
8,475,000	AAC Technologies	23,083
	Miniature Acoustic Components
12,500,000	MGM China Holdings	22,819
	Macau Casino Operator
38,000,000	Sasa International	22,050
	Cosmetics Retailer
8,000,000	Melco International (c)	7,642
	Macau Casino Operator
		253,772
	> Singapore 3.6%
27,000,000	Olam International	50,740
	Agriculture Supply Chain Manager
20,000,000	Ascendas REIT	32,174
	Industrial Property Landlord
20,000,000	CDL Hospitality Trust	27,648
	Hotel Owner/Operator
35,000,000	Mapletree Logistics Trust	26,329
	Industrial Property Landlord
28,000,000	Mapletree Industrial Trust	24,477
	Industrial Property Landlord
35,000,000	Mapletree Commercial Trust	24,406
	Retail & Office Property Landlord
15,000,000	Goodpack Limited	21,186
	International Bulk Container Leasing
3,500,000	Singapore Exchange	19,359
	Singapore Equity & Derivatives Market Operator
		226,319
	> China 3.3%
644,000	NetEase.com - ADR (c)	37,416
	Chinese Online Gaming Services
18,920,554	Zhaojin Mining Industry	31,826
	Gold Mining & Refining in China
1,100,000	New Oriental Education & Technology - ADR (c)	30,206
	Education Service Provider
26,565,000	Want Want	29,725
	Chinese Branded Consumer Food Company

Number of Shares		Value (000)
13,570,200	Digital China	$26,998
	IT Distribution & Systems Integration Services
220,000,000	RexLot Holdings (b)	19,557
	Lottery Equipment Supplier in China
28,763,700	AMVIG Holdings	15,604
	Chinese Tobacco Packaging Material Supplier
263,700	51job - ADR (b)(c)	14,994
	Integrated Human Resource Services
		206,326
	> India 2.1%
2,262,300	United Breweries	23,890
	India's Largest Brewer
341,652	Asian Paints	21,739
	India's Largest Paint Company
11,163,303	Jain Irrigation Systems	21,537
558,165	Jain Irrigation Systems - DVR (c)	525
	Agricultural Micro-irrigation Systems & Food Processing
8,052,053	Adani Ports & Special Economic Zone	20,442
	Indian West Coast Shipping Port
1,550,000	Shriram Transport Finance	18,232
	Used Truck Finance
32,642,905	REI Agro	7,849
	Basmati Rice Processing
10,249,300	S. Kumars Nationwide	6,646
	Textiles, Clothing & Retail
791,352	Titan Industries	3,549
	Jewelry, Watches, Eyeglasses
1,650,000	SKIL Ports and Logistics (c)	3,220
	Indian Container Port Project
1,477,269	Redington India	2,555
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
1,668,793	Manappuram Finance	997
	Short-term Lending Collateralized by Household Gold
		131,181
	> Korea 1.6%
101,150	NHN	23,216
	Korean Online Search Services
1,134,000	Grand Korea Leisure	21,907
	Largest 'Foreigner Only' Casino Group in Korea
623,410	Woongjin Coway	20,729
	Korean Household Appliance Rental Service Provider
471,971	Handsome	13,873
	Korea's Leading High-end Apparel Company
570,990	iMarketKorea	9,865
	Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods
182,000	Hana Tour Service	7,244
	Korea's Largest Wholesale Tour Provider
10,090	Hyundai Home Shopping	1,198
	TV Home Shopping Company
		98,032

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Mongolia 1.1%
42,636,400	Mongolian Mining (c)	$40,577
	Coking Coal Mining in Mongolia
1,049,943	Ivanhoe Mines (c)	16,516
	Copper Mine Project in Mongolia
914,678	Ivanhoe Mines (c)(d)	14,397
	Copper Mine Project in Mongolia
		71,490
	> Indonesia 0.9%
29,063,787	Archipelago Resources (a)(c)	30,217
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
48,560,000	Tower Bersama Infrastructure	15,696
	Communications Towers
10,000,000	Ace Indonesia	4,872
	Home Improvement Retailer
6,937,300	Jasa Marga	3,914
	Largest Toll Road Operator in Indonesia
6,217,500	Southern Arc Minerals (a)(c)(e)	2,663
	Gold & Copper Exploration in Indonesia
		57,362
	> Thailand 0.8%
118,000,000	Home Product Center	53,181
	Home Improvement Retailer
		53,181
	> Philippines 0.7%
58,577,000	SM Prime Holdings	23,053
	Shopping Mall Operator
7,931,700	Int'l Container Terminal	12,116
	Container Handling Terminals & Port Management
19,454,700	Manila Water Company	10,535
	Water Utility Company in the Philippines
		45,704
	> Cambodia 0.4%
50,000,000	Nagacorp	22,733
	Casino/Entertainment Complex in Cambodia
		22,733
Asia: Total		2,670,250
Europe 33.0%
	> United Kingdom 5.8%
1,460,000	Intertek Group	58,639
	Testing, Inspection, Certification Services
5,654,735	Chemring	36,857
	Defense Manufacturer of Countermeasures & Energetics
3,000,000	JLT Group	33,518
	International Business Insurance Broker
3,305,000	Serco	28,678
	Facilities Management
7,500,000	Workspace Group (a)	28,221
	UK Real Estate
730,000	Rotork	23,925
	Valve Actuators for Oil & Water Pipelines

Number of Shares		Value (000)
740,581	Tullow Oil	$18,088
	Oil & Gas Producer
1,761,742	Smith and Nephew	17,851
	Medical Equipment & Supplies
2,497,000	Domino's Pizza United Kingdom & Ireland	17,238
	Pizza Delivery in the United Kingdom, Ireland & Germany
2,636,932	Premier Oil (c)	16,546
	Oil & Gas Producer in Europe, Pakistan & Asia
2,950,000	Abcam	16,468
	Online Sales of Antibodies
1,773,408	Shaftesbury	13,970
	London Prime Retail REIT
548,000	Rightmove	12,727
	Internet Real Estate Listings
262,300	Next	12,515
	Clothes & Home Retailer in the UK
3,167,139	BBA Aviation	10,841
	Aviation Support Services
1,060,885	Greggs	8,832
	Bakery
4,163,948	PureCircle (b)(c)	7,127
	Natural Sweeteners
2,840,000	Sterling Resources (c)	4,556
	Oil & Gas Exploration in Europe
		366,597
	> Netherlands 5.1%
1,763,611	Imtech	56,380
	Electromechanical & ICT Installation & Maintenance
2,479,123	Aalberts Industries	51,249
	Flow Control & Heat Treatment
687,967	Fugro	49,015
	Sub-sea Oilfield Services
1,591,702	UNIT4 (a)	46,172
	Business Software Development
1,181,073	Koninklijke TenCate (a)	41,034
	Advanced Textiles & Industrial Fabrics
1,252,514	Arcadis	26,176
	Engineering Consultants
177,395	Core Laboratories	23,340
	Oil & Gas Reservoir Consulting
317,424	Vopak	18,287
	World's Largest Operator of Petroleum & Chemical Storage Terminals
403,800	TKH Group	10,968
	Dutch Industrial Conglomerate
		322,621
	> Switzerland 4.1%
280,000	Partners Group	54,623
	Private Markets Asset Management
255,000	Geberit (c)	53,362
	Plumbing Supplies
360,000	Dufry Group (c)	47,059
	Operates Airport Duty Free & Duty Paid Shops
15,500	Sika	33,551
	Chemicals for Construction & Industrial Applications

Number of Shares		Value (000)
	> Switzerland—continued
245,000	Kuehne & Nagel	$33,139
	Freight Forwarding/Logistics
580,000	Bank Sarasin & Cie	18,183
	Private Banking
236,217	Zehnder	17,506
	Radiators & Ventilation Systems
		257,423
	> Germany 3.9%
2,500,000	Wirecard	47,596
	Online Payment Processing & Risk Management
679,600	Rheinmetall	40,239
	Defense & Automotive
148,295	Rational	34,681
	Commercial Ovens
1,600,000	Rhoen-Klinikum	32,126
	Health Care Services
500,000	Dürr	31,829
	Automotive Plant Engineering & Associated Capital Equipment
625,000	CTS Eventim	21,589
	Event Ticket Sales
555,700	Elringklinger	15,912
	Automobile Components
165,400	Bertrandt	12,464
	Outsourced Engineering
338,886	Deutsche Beteiligungs (b)	7,690
	Private Equity Investment Management
		244,126
	> France 3.8%
1,073,700	Gemalto	70,869
	Digital Security Solutions
418,000	Eurofins Scientific	45,602
	Food, Pharmaceuticals & Materials Screening & Testing
971,800	Saft Batteries	31,495
	Niche Battery Manufacturer
430,000	Neopost	27,654
	Postage Meter Machines
353,648	Rubis	20,680
	Tank Storage & LPG Distribution
232,400	Norbert Dentressangle	20,643
	Leading European Logistics & Transport Group
460,000	Mersen	16,304
	Advanced Industrial Materials
1,831,204	Hi-Media (b)(c)	6,399
	Online Advertiser in Europe
		239,646
	> Sweden 2.4%
4,056,007	Hexagon	78,720
	Design, Measurement & Visualization Software & Equipment
4,150,024	Sweco (a)	45,008
	Engineering Consultants

Number of Shares		Value (000)
658,700	Unibet	$18,469
	European Online Gaming Operator
905,452	East Capital Explorer	7,630
	Sweden-based RUS/CEE Investment Fund
		149,827
	> Italy 1.8%
2,661,000	Pirelli	31,657
	Global Tire Supplier
2,621,149	Ansaldo STS	26,009
	Railway Systems Integrator
5,800,000	Geox	18,952
	Apparel & Shoe Maker
166,200	Tod's (b)	18,697
	Leather Shoes & Bags
12,503,754	CIR	17,693
	Italian Holding Company
		113,008
	> Denmark 1.3%
1,648,800	Novozymes	48,020
	Industrial Enzymes
168,042	SimCorp	29,365
	Software for Investment Managers
130,651	Solar A/S	7,189
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment
		84,574
	> Russia 0.7%
629,642	Mail.ru - GDR (c)(f)	24,839
	Internet Social Networking & Games for Russian Speakers
2,109,700	Petropavlovsk	18,796
	Gold & Iron Ore Mining in Russia
		43,635
	> Iceland 0.6%
35,982,499	Marel	41,095
	Largest Manufacturer of Poultry & Fish Processing Equipment
		41,095
	> Ireland 0.6%
6,750,000	United Drug	19,085
	Irish Pharmaceutical Wholesaler & Outsourcer
289,400	Paddy Power	18,226
	Irish Betting Services
		37,311
	> Spain 0.5%
618,320	Red Eléctrica de España	30,257
	Spanish Power Transmission
		30,257
	> Norway 0.5%
2,403,664	Atea	29,018
	Leading Nordic IT Hardware/Software Reseller & Installation Company
		29,018

Columbia Acorn International

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Czech Republic 0.4%
130,682	Komercni Banka	$26,023
	Leading Czech Universal Bank
		26,023
	> Portugal 0.4%
8,531,175	Redes Energéticas Nacionais	25,828
	Portuguese Power Transmission & Gas Transportation
		25,828
	> Belgium 0.4%
438,880	EVS Broadcast Equipment	22,758
	Digital Live Mobile Production Software & Systems
		22,758
	> Finland 0.3%
1,039,429	Stockmann	22,402
	Department Store & Fashion Retailer in Scandinavia & Russia
		22,402
	> Kazakhstan 0.3%
3,319,000	Halyk Savings Bank of Kazakhstan - GDR (c)	21,574
	Largest Retail Bank & Insurer in Kazakhstan
		21,574
	> Greece 0.1%
6,954,400	Intralot	6,623
	Lottery & Gaming Systems & Services
		6,623
Europe: Total		2,084,346
Other Countries 16.2%
	> South Africa 4.6%
1,170,188	Naspers	65,748
	Media in Africa, China, Russia & Other Emerging Markets
11,763,907	Coronation Fund Managers	43,707
	South African Fund Manager
19,098,300	Rand Merchant Insurance	42,847
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
3,175,083	Mr. Price	39,048
	South African Retailer of Apparel, Household & Sporting Goods
8,679,940	Northam Platinum	38,608
	Platinum Mining in South Africa
4,992,200	Adcock Ingram Holdings	38,201
	Manufacturer of Pharmaceuticals & Medical Supplies
1,025,504	Massmart Holdings	21,649
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		289,808
	> United States 4.5%
627,431	Alexion Pharmaceuticals (c)	58,263
	Biotech Focused on Orphan Diseases
952,080	Atwood Oceanics (c)	42,739
	Offshore Drilling Contractor

Number of Shares		Value (000)
1,229,871	BioMarin Pharmaceutical (c)	$42,123
	Biotech Focused on Orphan Diseases
987,228	World Fuel Services	40,476
	Global Fuel Broker
965,297	Textainer Group Holdings	32,724
	Top International Container Leaser
555,500	Hornbeck Offshore (c)	23,348
	Supply Vessel Operator in U.S. Gulf of Mexico
461,213	FMC Technologies (c)	23,254
	Oil & Gas Well Head Manufacturer
270,000	Oil States International (c)	21,076
	Diversified North American Oil Service Provider
		284,003
	> Canada 4.4%
1,403,772	CCL Industries	51,369
	Leading Global Label Manufacturer
1,212,597	ShawCor	38,173
	Oil & Gas Pipeline Products
615,857	Baytex	31,977
	Oil & Gas Producer in Canada
582,942	AG Growth (b)	24,377
	Leading Manufacturer of Augers & Grain Handling Equipment
653,200	Onex Capital	24,040
	Private Equity
1,049,576	Black Diamond Group	20,919
	Provides Accommodations/Equipment for Oil Sands Development
984,500	Alliance Grain Traders	15,121
	Global Leader in Pulse Processing & Distribution
2,411,514	Horizon North Logistics	15,110
	Provides Diversified Oil Service Offering in Northern Canada
2,919,000	DeeThree Exploration (a)(c)(e)	12,734
1,142,377	DeeThree Exploration (a)(c)	5,085
	Canadian Oil & Gas Producer
721,000	Celtic Exploration (c)	10,510
	Canadian Oil & Gas Producer
1,043,000	Crew Energy (c)	9,955
	Canadian Oil & Gas Producer
731,000	Athabasca Oil Sands (c)	8,127
	Oil Sands SAGD & Alberta Deep Basin Development
1,607,306	Pan Orient (c)	6,558
	Growth-oriented, Return-focused Asian Explorer
1,611,000	Americas Petrogas (c)	5,750
	Oil & Gas Exploration in Argentina, Potash in Peru
6,250,000	Petromanas - Warrants (c)(e)	31
	Exploring for Oil in Albania
		279,836
	> Australia 1.6%
2,653,389	UGL	36,352
	Engineering & Facilities Management
498,560	Cochlear	31,939
	Cochlear Implants

Number of Shares		Value (000)
	> Australia—continued
4,546,885	Challenger Financial	$17,908
	Largest Annuity Provider
17,451,906	Commonwealth Property Office Fund	17,814
	Australia Prime Office REIT
		104,013
	> Israel 0.9%
4,706,527	Israel Chemicals	54,374
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
125,000	Caesarstone (c)	1,460
	Quartz Countertops
		55,834
	> Senegal 0.2%
45,237	Sonatel	11,681
	Leading Telecoms Operator in Western Africa
		11,681
Other Countries: Total		1,025,175
Latin America 4.2%
	> Brazil 2.6%
3,700,000	Localiza Rent A Car	68,104
	Car Rental
1,500,000	Odontoprev	25,226
	Dental Insurance
1,200,000	Multiplus	24,849
	Loyalty Program Operator in Brazil
1,880,200	Mills Estruturas e Servicos de Engenharia	23,896
	Civil Engineering & Construction
2,917,000	MRV Engenharia	20,661
	Brazilian Property Developer
		162,736
	> Mexico 0.7%
600,000	Grupo Aeroportuario del Sureste - ADR	41,112
	Mexican Airport Operator
		41,112
	> Argentina 0.3%
1,250,000	Union Agriculture Group (c)(e)(g)	13,275
	Farmland Operator in Uruguay
4,950,000	Madalena Ventures (c)(e)	4,474
2,475,000	Madalena Ventures (c)	2,283
	Oil & Gas Exploration in Argentina
		20,032
	> Guatemala 0.3%
932,600	Tahoe Resources (c)	19,653
	Silver Project in Guatemala
		19,653
	> Colombia 0.2%
8,353,169	Canacol (c)	6,616
	Oil Producer in South America
22,525,000	Gulf United (c)(e)	2,595
	Prospecting for Oil Alongside Large Producers in Colombia
		9,211

Number of Shares		Value (000)
	> Chile 0.1%
4,016,878	Viña Concha y Toro	$9,208
	Global Branded Wine Manufacturer
		9,208
Latin America: Total		261,952
Total Equities: 95.7% (Cost: $4,641,672)		6,041,723
Securities Lending Collateral 0.5%
32,332,947	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (h)	32,333
Total Securities Lending Collateral: (Cost: $32,333)		32,333
Total Investments: 96.2% (Cost: $4,674,005)(i)(j)		6,074,056	(k)
Obligation to Return Collateral for Securities Loaned: (0.5)%		(32,333)
Cash and Other Assets Less Liabilities: 4.3%		272,701
Total Net Assets: 100.0%		$6,314,424

ADR - American Depositary Receipts

DVR - Differential Voting Right Equity Shares

GDR - Global Depositary Receipts

Columbia Acorn International

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

(a)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/12	Value	Dividend
Archipelago Resources	29,063,787	-	-	29,063,787	$30,217	$-
DeeThree Exploration	4,061,377	-	-	4,061,377	17,819	-
Koninklijke TenCate*	1,371,573	-	190,500	1,181,073	41,034	-
Southern Arc Minerals	6,217,500	-	-	6,217,500	2,663	-
Sweco	4,150,024	-	-	4,150,024	45,008	-
UNIT4	1,591,702	-	-	1,591,702	46,172	-
Wacom	23,790	-	1,490	22,300	46,834	-
Workspace Group	8,000,000	-	500,000	7,500,000	28,221	372,696
Total of Affiliated Transactions	54,479,753	-	691,990	53,787,763	$257,968	$372,696

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at March 31, 2012, were $149,124 and $216,934, respectively. Investments in affiliated companies represented 3.44% of the Fund's total net assets at March 31, 2012.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $30,746.

(c)  Non-income producing security.

(d)  Security is traded on a U.S. exchange.

(e)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $35,772, which represented 0.57% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,250,000	$15,000	$13,275
DeeThree Exploration	9/7/10-3/8/11	2,919,000	10,228	12,734
Madalena Ventures	10/21/10	4,950,000	3,136	4,474
Southern Arc Minerals	2/16/11	6,217,500	10,087	2,663
Gulf United	2/11/11	22,525,000	6,758	2,595
Petromanas - Warrants	5/20/10	6,250,000	362	31
			$45,571	$35,772

(f)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $24,839, which represented 0.39% of total net assets.

(g)  Illiquid security.

(h)  Investment made with cash collateral received from securities lending activity.

(i)  At March 31, 2012, for federal income tax purposes, the cost of investments was $4,674,005 and net unrealized appreciation was $1,400,051 consisting of gross unrealized appreciation of $1,708,166 and gross unrealized depreciation of $(308,115).

(j)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,091,111	17.3
Euro	1,041,240	16.5
U.S. Dollar	604,481	9.6
British Pound	414,274	6.6
Taiwan Dollar	413,039	6.5
Hong Kong Dollar	345,522	5.5
Canadian Dollar	336,597	5.3
Other currencies less than 5% of total net assets	1,795,459	28.4
	$6,041,723	95.7

(k)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$208,799	$2,461,451	$-	$2,670,250
Europe	27,896	2,056,450	-	2,084,346
Other Countries	552,534	472,641	-	1,025,175
Latin America	241,608	7,069	13,275	261,952
Total Equities	1,030,837	4,997,611	13,275	6,041,723
Total Securities Lending Collateral	32,333	-	-	32,333
Total Investments	$1,063,170	$4,997,611	$13,275	$6,074,056

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

Columbia Acorn International

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$1,843	$-	$-	$1,843

  Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Latin America	$12,462	$-	$813	$-	$-	$-	$-	$13,275
	$12,462	$-	$813	$-	$-	$-	$-	$13,275

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $813.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Industrial Goods & Services
Other Industrial Services	$521,450	8.3
Machinery	396,343	6.3
Industrial Materials & Specialty Chemicals	394,522	6.3
Electrical Components	122,840	1.9
Construction	108,048	1.7
Conglomerates	102,075	1.6
Outsourcing Services	51,983	0.8
Industrial Distribution	38,240	0.6
	1,735,501	27.5
> Consumer Goods & Services
Retail	341,207	5.4
Casinos & Gaming	233,246	3.7
Food & Beverage	162,219	2.6
Nondurables	107,117	1.7
Other Consumer Services	89,473	1.4
Travel	75,348	1.2
Apparel	61,874	1.0
Other Durable Goods	49,163	0.8
Educational Services	30,206	0.4
Consumer Goods Distribution	24,136	0.4
Other Entertainment	21,589	0.3
Restaurants	17,238	0.3
Furniture & Textiles	1,460	0.0	*
	1,214,276	19.2
> Information
Computer Hardware & Related Equipment	296,628	4.7
Internet Related	163,947	2.6
Business Software	154,256	2.5
Mobile Communications	140,225	2.2
Financial Processors	66,955	1.1
Instrumentation	58,871	0.9
Semiconductors & Related Equipment	44,681	0.7
Computer Services	29,018	0.5
Electronics Distribution	26,998	0.4
CATV	26,020	0.4
Telephone & Data Services	11,681	0.2
Advertising	6,399	0.1
Gaming Equipment & Services	6,206	0.1
	1,031,885	16.4

	Value (000)	Percentage of Net Assets
> Energy & Minerals
Mining	$236,593	3.7
Oil Services	233,634	3.7
Oil & Gas Producers	145,885	2.3
Oil Refining Marketing & Distribution	38,967	0.6
Agricultural Commodities	28,396	0.5
	683,475	10.8
> Other Industries
Real Estate	381,775	6.0
Transportation	134,319	2.1
Regulated Utilities	66,619	1.1
	582,713	9.2
> Finance
Brokerage & Money Management	131,833	2.1
Banks	121,946	1.9
Insurance	119,499	1.9
Finance Companies	75,993	1.2
	449,271	7.1
> Health Care
Biotechnology & Drug Delivery	100,387	1.6
Pharmaceuticals	82,019	1.3
Medical Equipment & Devices	81,190	1.3
Medical Supplies	48,880	0.8
Health Care Services	32,126	0.5
	344,602	5.5
Total Equities:	6,041,723	95.7
Securities Lending Collateral:	32,333	0.5
Total Investments:	6,074,056	96.2
Obligation to Return Collateral for Securities Loaned:	(32,333)	(0.5)
Cash and Other Assets Less Liabilities:	272,701	4.3
Net Assets:	$6,314,424	100.0

*  Rounds to less than 0.1%.

Columbia Acorn USA

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Ultratech	0	262,000
WNS - ADR (India)	0	359,000
Industrial Goods & Services
Polypore International	0	100,000
Consumer Goods & Services
Avis Budget Group	1,175,950	1,300,950
Helen of Troy	0	106,000
Shutterfly	289,000	356,000
Skullcandy	140,000	230,000
Finance
Associated Banc-Corp	923,000	1,053,000
City National	144,000	211,000
First Commonwealth	0	556,000
Hudson Valley	26,935	105,700
MB Financial	480,000	833,000
McGrath Rentcorp	210,000	346,000
Health Care
Cepheid	439,600	488,600
Chelsea Therapeutics International	790,000	948,000
Pacific Biosciences of California	0	385,000
Raptor Pharmaceutical	0	374,000
Synageva Biopharma	0	29,671
Techne	0	53,000
Other Industries
Dupont Fabros Technology	191,000	519,000
St. Joe	0	200,000
Energy & Minerals
Approach Resource	0	100,000
Hornbeck Offshore	0	83,000
Petroleum Development Corporation	57,184	117,000

	Number of Shares
	12/31/11	03/31/12
Sales
Information
Amphenol	159,000	0
Constant Contact	198,000	0
Netgear	196,000	107,000
Nice Systems - ADR (Israel)	252,000	177,000
Polycom	330,000	165,000
Salem Communications	460,100	0
Industrial Goods & Services
Ametek	941,250	876,300
Consumer Goods & Services
Diamond Foods	72,000	0
True Religion Apparel	163,000	82,300
Finance
Aaron's	231,320	0
Health Care
Alexion Pharmaceuticals	275,000	251,000
Community Health Systems	151,000	0
Gen-Probe	126,000	72,000
HealthSouth	205,000	0
Micromet	843,689	0
Other Industries
Biomed Realty Trust	739,200	561,200
Kilroy Realty	159,000	77,000
Energy & Minerals
FMC Technologies	844,600	167,000
Houston American Energy	300,000	262,200
Northern Oil & Gas	115,000	0
Oasis Petroleum	107,800	0
Quicksilver Resources	773,400	567,000

Columbia Acorn USA

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 99.5%
Information 32.5%
	> Business Software 10.2%
910,000	Informatica (a)	$48,139
	Enterprise Data Integration Software
698,000	Micros Systems (a)	38,592
	Information Systems for Hotels, Restaurants & Retailers
375,000	Ansys (a)	24,383
	Simulation Software for Engineers & Designers
281,000	NetSuite (a)	14,131
	End to End IT Systems Solution Delivered Over the Web
243,000	Concur Technologies (a)	13,943
	Web Enabled Cost & Expense Management Software
408,000	Ariba (a)	13,346
	Cost Management Software
300,000	Blackbaud	9,969
	Software & Services for Non-profits
322,000	SPS Commerce (a)	8,655
	Supply Chain Management Software Delivered via the Web
400,000	Velti (a)	5,420
	Mobile Marketing Software Platform
198,000	Advent Software (a)	5,069
	Asset Management & Trading Systems
		181,647
	> Semiconductors & Related Equipment 4.1%
1,958,000	Atmel (a)	19,306
	Microcontrollers, RF & Memory Semiconductors
690,000	Microsemi (a)	14,794
	Analog/Mixed Signal Semiconductors
1,061,750	ON Semiconductor (a)	9,566
	Mixed Signal & Power Management Semiconductors
426,000	Monolithic Power Systems (a)	8,379
	High Performance Analog & Mixed Signal ICs
262,000	Ultratech (a)	7,593
	Semiconductor Equipment
1,075,000	TriQuint Semiconductor (a)	7,412
	RF Semiconductors
390,000	Pericom Semiconductor (a)	3,155
	Interface ICs & Frequency Control Products
50,000	Hittite Microwave (a)	2,716
	Radio Frequency, Microwave & Millimeterwave Semiconductors
		72,921
	> Instrumentation 3.9%
180,000	Mettler Toledo (a)	33,255
	Laboratory Equipment
525,000	IPG Photonics (a)	27,326
	Fiber Lasers
168,000	Trimble Navigation (a)	9,143
	GPS-based Instruments
		69,724

Number of Shares		Value (000)
	> Computer Hardware & Related Equipment 3.0%
1,317,000	II-VI (a)	$31,147
	Laser Optics & Specialty Materials
292,000	Zebra Technologies (a)	12,025
	Bar Code Printers
177,000	Nice Systems - ADR (Israel) (a)	6,956
	Audio & Video Recording Solutions
107,000	Netgear (a)	4,087
	Networking Products for Small Business & Home
		54,215
	> Telephone & Data Services 2.8%
1,457,000	tw telecom (a)	32,287
	Fiber Optic Telephone/Data Services
148,000	AboveNet (a)	12,254
	Metropolitan Fiber Communications Services
400,000	Boingo Wireless (a)	4,840
	Wholesale & Retail Wi-Fi Networks
		49,381
	> Gaming Equipment & Services 2.0%
660,000	Bally Technologies (a)	30,855
	Slot Machines & Software
235,000	WMS Industries (a)	5,576
	Slot Machine Provider
		36,431
	> Telecommunications Equipment 2.0%
732,000	Finisar (a)	14,750
	Optical Subsystems & Components
903,000	Ixia (a)	11,278
	Telecom Network Test Equipment
752,000	Infinera (a)(b)	6,106
	Optical Networking Equipment
165,000	Polycom (a)	3,147
	Video Conferencing Equipment
		35,281
	> Computer Services 1.9%
556,000	ExlService Holdings (a)	15,257
	Business Process Outsourcing
97,000	Syntel	5,432
	Offshore IT Services
776,766	Hackett Group (a)	4,637
	IT Integration & Best Practice Research
359,000	WNS - ADR (India) (a)	4,326
	Offshore BPO (Business Process Outsourcing) Services
640,000	RCM Technologies (a)(c)	3,565
	Technology & Engineering Services
		33,217
	> Mobile Communications 1.6%
560,000	SBA Communications (a)	28,454
	Communications Towers
		28,454
	> Contract Manufacturing 0.5%
236,000	Plexus (a)	8,258
	Electronic Manufacturing Services
		8,258

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Financial Processors 0.4%
170,000	Global Payments	$7,990
	Credit Card Processor
		7,990
	> TV Broadcasting 0.1%
875,000	Entravision Communications	1,496
	Spanish Language TV & Radio Stations
		1,496
Information: Total		579,015
Industrial Goods & Services 17.8%
	> Machinery 13.5%
876,300	Ametek	42,509
	Aerospace/Industrial Instruments
747,200	Nordson	40,730
	Dispensing Systems for Adhesives & Coatings
890,000	Donaldson	31,800
	Industrial Air Filtration
835,000	ESCO Technologies	30,703
	Automatic Electric Meter Readers
585,000	Pentair	27,852
	Pumps & Water Treatment
504,665	Heico	20,262
	FAA Approved Aircraft Replacement Parts
355,000	Moog (a)	15,226
	Motion Control Products for Aerospace, Defense & Industrial Markets
166,219	Toro	11,820
	Turf Maintenance Equipment
226,000	Kennametal	10,064
	Consumable Cutting Tools
100,000	Polypore International (a)(b)	3,516
	Battery Separators & Filtration Media
146,000	Oshkosh Corporation (a)	3,383
	Specialty Truck Manufacturer
25,327	Middleby (a)	2,562
	Manufacturer of Cooking Equipment
		240,427
	> Electrical Components 1.0%
280,000	Acuity Brands	17,592
	Commercial Lighting Fixtures
		17,592
	> Industrial Materials & Specialty Chemicals 1.0%
496,000	Drew Industries (a)	13,546
	RV & Manufactured Home Components
170,000	Albany International	3,901
	Paper Machine Clothing & Advanced Textiles
		17,447
	> Other Industrial Services 0.8%
600,000	Acorn Energy (b)	6,522
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring
240,000	TrueBlue (a)	4,291
	Temporary Manual Labor
109,000	Forward Air	3,997
	Freight Transportation Between Airports
		14,810

Number of Shares		Value (000)
	> Waste Management 0.6%
176,000	Waste Connections	$5,725
	Solid Waste Management
65,000	Clean Harbors (a)	4,377
	Hazardous Waste Services & Disposal
		10,102
	> Steel 0.4%
686,000	GrafTech International (a)	8,191
	Industrial Graphite Materials Producer
		8,191
	> Industrial Distribution 0.3%
233,400	Interline Brands (a)	5,044
	Industrial Distribution
		5,044
	> Construction 0.2%
200,000	Fortune Brands Home & Security (a)	4,414
	Home Building Supplies & Small Locks
		4,414
Industrial Goods & Services: Total		318,027
Consumer Goods & Services 16.2%
	> Retail 6.5%
730,000	lululemon athletica (a)	54,516
	Premium Active Apparel Retailer
468,500	Abercrombie & Fitch	23,242
	Teen Apparel Retailer
805,000	Pier 1 Imports (a)	14,635
	Home Furnishing Retailer
356,000	Shutterfly (a)	11,153
	Internet Photo-centric Retailer
790,000	Saks (a)	9,172
	Luxury Department Store Retailer
161,500	Teavana (a)(b)	3,185
	Specialty Tea Retailer
9,000	The Fresh Market (a)	432
	Specialty Food Retailer
		116,335
	> Travel 3.5%
849,700	Gaylord Entertainment (a)	26,171
	Convention Hotels
1,300,950	Avis Budget Group (a)	18,408
	Second Largest Car Rental Company
750,000	Hertz (a)	11,280
	Largest U.S. Rental Car Operator
140,000	HomeAway (a)	3,552
	Vacation Rental Online Marketplace
64,000	Vail Resorts	2,768
	Ski Resort Operator & Developer
		62,179
	> Furniture & Textiles 1.5%
880,000	Knoll	14,643
	Office Furniture
540,000	Interface	7,533
	Modular & Broadloom Carpet
148,000	Herman Miller	3,398
	Office Furniture
20,000	Caesarstone (Israel) (a)	234
	Quartz Countertops
		25,808

Number of Shares		Value (000)
	> Apparel 1.2%
222,000	Warnaco Group (a)	$12,965
	Global Branded Apparel Manufacturer
81,000	Deckers Outdoor (a)	5,107
	Fashion Footwear Wholesaler
82,300	True Religion Apparel (a)	2,255
	Premium Denim
		20,327
	> Consumer Goods Distribution 1.0%
472,000	Pool	17,662
	Distributor of Swimming Pool Supplies & Equipment
		17,662
	> Other Durable Goods 0.8%
206,000	Cavco Industries (a)	9,596
	Manufactured Homes
126,000	Jarden	5,069
	Branded Household Products
		14,665
	> Other Consumer Services 0.7%
259,000	Lifetime Fitness (a)	13,098
	Sport & Fitness Club Operator
		13,098
	> Casinos & Gaming 0.5%
775,000	Pinnacle Entertainment (a)	8,920
	Regional Casino Operator
		8,920
	> Leisure Products 0.2%
230,000	Skullcandy (a)(b)	3,641
	Lifestyle Branded Headphones
		3,641
	> Nondurables 0.2%
106,000	Helen of Troy (a)	3,605
	Personal Care, Housewares, Healthcare & Home Environment Products
		3,605
	> Educational Services 0.1%
37,350	ITT Educational Services (a)(b)	2,470
	Postsecondary Degree Services
		2,470
	> Food & Beverage —%
4,900	Annie's (a)	171
	Developer & Marketer of Natural & Organic Food
		171
Consumer Goods & Services: Total		288,881
Finance 12.3%
	> Banks 7.1%
833,000	MB Financial	17,485
	Chicago Bank
1,053,000	Associated Banc-Corp	14,700
	Midwest Bank
431,597	Lakeland Financial	11,234
	Indiana Bank

Number of Shares		Value (000)
211,000	City National	$11,071
	Bank & Asset Manager
170,000	SVB Financial Group (a)	10,938
	Bank to Venture Capitalists
278,678	Hancock Holding	9,896
	Gulf Coast Bank
675,000	Valley National Bancorp	8,741
	New Jersey/New York Bank
1,478,200	First Busey	7,302
	Illinois Bank
594,000	TCF Financial	7,063
	Great Lakes Bank
513,755	Pacific Continental Bank	4,840
	Pacific N.W. Bank
844,000	TrustCo Bank	4,819
	New York State Bank
269,600	Eagle Bancorp (a)	4,513
	Metro D.C. Bank
556,000	First Commonwealth	3,403
	Western Pennsylvania Bank
178,826	Sandy Spring Bancorp	3,249
	Baltimore, D.C. Bank
210,000	CVB Financial	2,465
	Inland Empire Business Bank
105,700	Hudson Valley	1,705
	Metro New York City Bank
851,247	Guaranty Bancorp (a)	1,694
	Colorado Bank
90,000	TriCo Bancshares	1,568
	California Central Valley Bank
		126,686
	> Finance Companies 3.4%
345,000	World Acceptance (a)	21,131
	Personal Loans
345,000	Textainer Group Holdings	11,696
	Top International Container Leaser
346,000	McGrath Rentcorp	11,110
	Temporary Space & IT Rentals
397,172	H & E Equipment Services (a)	7,515
	Heavy Equipment Leasing
330,000	CAI International (a)	5,999
	International Container Leasing
100,000	Marlin Business Services	1,506
	Small Equipment Leasing
45,500	Regional Management (a)	764
	Consumer Loans
		59,721
	> Savings & Loans 0.9%
602,487	ViewPoint Financial	9,266
	Texas Thrift
194,000	Berkshire Hills Bancorp	4,447
	Northeast Thrift
173,073	Kaiser Federal	2,421
	Los Angeles Savings & Loan
		16,134

Columbia Acorn USA

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Brokerage & Money Management 0.5%
340,500	Eaton Vance	$9,732
	Specialty Mutual Funds
		9,732
	> Insurance 0.4%
39,000	Enstar Group (a)	3,860
	Insurance/Reinsurance & Related Services
55,000	Allied World Holdings	3,777
	Commercial Lines Insurance/Reinsurance
		7,637
Finance: Total		219,910
Health Care 8.9%
	> Biotechnology & Drug Delivery 5.2%
251,000	Alexion Pharmaceuticals (a)	23,308
	Biotech Focused on Orphan Diseases
520,000	BioMarin Pharmaceutical (a)	17,810
	Biotech Focused on Orphan Diseases
682,000	Seattle Genetics (a)(b)	13,899
	Antibody-based Therapies for Cancer
421,000	Auxilium Pharmaceuticals (a)	7,818
	Biotech Focused on Niche Disease Areas
1,055,000	NPS Pharmaceuticals (a)	7,216
	Orphan Drugs & Healthy Royalties
160,000	Onyx Pharmaceuticals (a)	6,029
	Commercial-stage Biotech Focused on Cancer
643,000	Isis Pharmaceuticals (a)	5,639
	Biotech Pioneer in Antisense Drugs
313,000	InterMune (a)	4,592
	Drugs for Pulmonary Fibrosis & Hepatitis C
374,000	Raptor Pharmaceutical (a)(b)	2,528
	Orphan Drug Company
948,000	Chelsea Therapeutics International (a)	2,427
	Biotech Focused on Rare Diseases
530,000	Anthera Pharmaceuticals (a)	1,172
	Biotech Focused on Cardiovascular, Cancer & Immunology
29,671	Synageva Biopharma (a)	1,064
	Biotech Focused on Orphan Diseases
18,181	Metabolex, Series A-1 (a)(d)(e)	11
	Diabetes Drug Development
		93,513
	> Medical Equipment & Devices 1.5%
224,000	Sirona Dental Systems (a)	11,545
	Manufacturer of Dental Equipment
268,000	Hill-Rom Holdings	8,954
	Hospital Beds/Patient Handling
72,000	Gen-Probe (a)	4,781
	Molecular In-vitro Diagnostics
385,000	Pacific Biosciences of California (a)	1,317
	Genome Sequencing
		26,597
	> Medical Supplies 1.4%
488,600	Cepheid (a)	20,438
	Molecular Diagnostics
53,000	Techne	3,716
	Cytokines, Antibodies & Other Reagents for Life Science
		24,154

Number of Shares		Value (000)
	> Pharmaceuticals 0.5%
733,000	Akorn (a)	$8,576
	Develops, Manufactures & Sells Specialty Generic Drugs
150,000	Horizon Pharma (a)	621
	Specialty Pharmaceutical Company
133,180	Alimera Sciences (a)	450
	Ophthalmology-focused Pharmaceutical Company
		9,647
	> Health Care Services 0.3%
738,900	Health Management Associates (a)	4,965
	Non-urban Hospitals
		4,965
Health Care: Total		158,876
Other Industries 6.5%
	> Real Estate 5.3%
915,000	Extra Space Storage	26,343
	Self Storage Facilities
519,000	Dupont Fabros Technology	12,689
	Technology-focused Office Buildings
561,200	Biomed Realty Trust	10,651
	Life Science-focused Office Buildings
600,000	Associated Estates Realty	9,804
	Multifamily Properties
870,000	Education Realty Trust	9,431
	Student Housing
1,380,000	Kite Realty Group	7,273
	Community Shopping Centers
958,000	DCT Industrial Trust	5,652
	Industrial Properties
100,000	Post Properties	4,686
	Multifamily Properties
200,000	St. Joe (a)(b)	3,802
	Florida Panhandle Landowner
77,000	Kilroy Realty	3,589
	West Coast Office & Industrial Properties
		93,920
	> Transportation 1.2%
256,000	World Fuel Services	10,496
	Global Fuel Broker
410,091	Rush Enterprises, Class A (a)	8,702
115,000	Rush Enterprises, Class B (a)	2,000
	Truck Sales & Service
		21,198
Other Industries: Total		115,118
Energy & Minerals 5.3%
	> Oil Services 2.5%
725,000	Atwood Oceanics (a)	32,545
	Offshore Drilling Contractor
167,000	FMC Technologies (a)	8,420
	Oil & Gas Well Head Manufacturer
83,000	Hornbeck Offshore (a)	3,489
	Supply Vessel Operator in U.S. Gulf of Mexico
		44,454

Number of Shares		Value (000)
	> Oil & Gas Producers 1.9%
133,000	SM Energy	$9,412
	Oil & Gas Producer
143,000	Rosetta Resources (a)	6,973
	Oil & Gas Producer Exploring in South Texas & Montana
168,000	Swift Energy (a)	4,877
	Oil & Gas Exploration & Production
117,000	Petroleum Development Corporation (a)	4,339
	Oil & Gas Producer in U.S.
100,000	Approach Resource (a)	3,695
	Oil & Gas Producer in West Texas Permian
567,000	Quicksilver Resources (a)(b)	2,858
	Natural Gas & Coal Seam Gas Producer
262,200	Houston American Energy (a)	1,369
	Oil & Gas Exploration/Production in Colombia
		33,523
	> Mining 0.9%
85,000	Core Laboratories (Netherlands)	11,184
	Oil & Gas Reservoir Consulting
600,000	Alexco Resource (a)	4,188
	Mining, Exploration & Environmental Services
180,000	Augusta Resource (a)	491
	US Copper/Moly Mine
		15,863
Energy & Minerals: Total		93,840
Total Equities: 99.5% (Cost: $1,166,642)		1,773,667

Number of Shares		Value (000)
Securities Lending Collateral 1.3%
22,953,025	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	$22,953
Total Securities Lending Collateral: (Cost: $22,953)		22,953
Total Investments: 100.8% (Cost: $1,189,595)(g)(h)		1,796,620	(i)
Obligation to Return Collateral for Securities Loaned: (1.3)%		(22,953)
Cash and Other Assets Less Liabilities: 0.5%		8,134
Total Net Assets: 100.0%		$1,781,801

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $22,452.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held at 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held at 3/31/12	Value	Dividend
RCM Technologies	640,000	-	-	640,000	$3,565	$-
Total of Affiliated Transactions	640,000	-	-	640,000	$3,565	$-

  The aggregate cost and value of this company at March 31, 2012, were $3,624 and $3,565, respectively. Investments in affiliated companies represented 0.20% of the Fund's total net assets at March 31, 2012.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of this security amounted to $11, which represented less than 0.01% of total net assets.

Security	Acquisition Dates	Shares	Cost	Value
Metabolex, Series A-1	2/11/00	18,181	$2,000	$11
			$2,000	$11

(e)  Illiquid security.

(f)  Investment made with cash collateral received from securities lending activity.

Columbia Acorn USA

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

(g)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,189,595 and net unrealized appreciation (depreciation) was $607,025 consisting of gross unrealized appreciation of $685,305 and gross unrealized depreciation of $(78,280).

(h)  On March 31, 2012, the market value of foreign securities represented 1.27% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Netherlands	$11,183	0.63
Israel	7,190	0.40
India	4,326	0.24
Total Foreign Portfolio	$22,699	1.27

(i)  Securities are valued using polices described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$571,025	$7,990	$-	$579,015
Industrial Goods & Services	318,027	-	-	318,027
Consumer Goods & Services	288,881	-	-	288,881
Finance	219,910	-	-	219,910
Health Care	158,865	-	11	158,876
Other Industries	115,118	-	-	115,118
Energy & Minerals	93,840	-	-	93,840
Total Equities	1,765,666	7,990	11	1,773,667
Total Securities Lending Collateral	22,953	-	-	22,953
Total Investments	$1,788,619	$7,990	$11	$1,796,620

> Notes to Statement of Investments (dollar values in thousands)

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager's experience with similar securities or situations.

  The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$-	$8,055	$8,055	$-

  Financial assets were transferred from Level 1 to Level 2 as trading was halted during the period.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Health Care	$27	$-	$(16)	$-	$-	$-	$-	$11
	$27	$-	$(16)	$-	$-	$-	$-	$11

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized depreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $(16).

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International Select

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Other Countries
> South Africa
Adcock Ingram Holdings	1,220,200	1,317,200
Naspers	80,700	112,700
Northam Platinum	0	1,146,000
Rand Merchant Insurance	7,415,000	7,601,015
> Australia
Challenger Financial	0	826,355
Commonwealth Property Office Fund	0	3,170,358

	Number of Shares
	12/31/11	03/31/12
Sales
Other Countries
> Japan
Ain Pharmaciez	105,000	74,000
Gree	181,000	59,400
Kansai Paint	2,100,000	1,911,000
> Korea
Woongjin Coway	111,000	0
Europe
> United Kingdom
Intertek Group	210,000	178,000
JLT Group	665,000	314,000
Shaftesbury	432,000	0
Workspace Group	897,000	0
> Sweden
Hexagon	658,666	595,666
> Netherlands
Imtech	277,519	239,919
> Ireland
United Drug	1,329,400	0
Other Countries
> Canada
AG Growth	125,000	89,000
CCL Industries	210,400	106,400

Columbia Acorn International Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 95.1%
Asia 49.3%
	> Japan 16.0%
1,911,000	Kansai Paint	$19,374
	Paint Producer in Japan, India, China & Southeast Asia
6,753,000	Seven Bank	14,809
	ATM Processing Services
8,970	Jupiter Telecommunications	8,984
	Largest Cable Service Provider in Japan
528,000	Asahi Diamond Industrial	6,242
	Consumable Diamond Tools
74,000	Ain Pharmaciez	3,994
	Dispensing Pharmacy/Drugstore Operator
59,400	Gree (a)	1,496
	Mobile Social Networking Game Developer/Platform
		54,899
	> Singapore 13.8%
13,130,000	Ascendas REIT	21,122
	Industrial Property Landlord
20,395,000	Mapletree Industrial Trust	17,829
	Industrial Property Landlord
11,142,000	Mapletree Logistics Trust	8,382
	Industrial Property Landlord
		47,333
	> Taiwan 9.0%
11,103,000	Far EasTone Telecom	22,821
	Taiwan's Third Largest Mobile Operator
2,789,400	CTCI Corp	4,625
	International Engineering Firm
1,179,000	Taiwan Mobile	3,594
	Taiwan's Second-largest Mobile Operator
		31,040
	> China 4.4%
4,146,000	Zhaojin Mining Industry	6,974
	Gold Mining & Refining in China
84,000	NetEase.com - ADR (b)	4,880
	Chinese Online Gaming Services
3,044,000	Want Want	3,406
	Chinese Branded Consumer Food Company
		15,260
	> Korea 3.3%
49,830	NHN	11,437
	Korean Online Search Services
		11,437
	> Indonesia 2.8%
9,272,000	Archipelago Resources (b)	9,640
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
		9,640
Asia: Total		169,609

Number of Shares		Value (000)
Europe 25.7%
	> Germany 6.4%
630,000	Wirecard	$11,994
	Online Payment Processing & Risk Management
109,500	Rheinmetall	6,484
	Defense & Automotive
175,000	Rhoen-Klinikum	3,514
	Health Care Services
		21,992
	> United Kingdom 6.2%
178,000	Intertek Group	7,149
	Testing, Inspection, Certification Services
659,000	Serco	5,719
	Facilities Management
772,800	Chemring	5,037
	Defense Manufacturer of Countermeasures & Energetics
314,000	JLT Group	3,508
	International Business Insurance Broker
		21,413
	> Sweden 3.4%
595,666	Hexagon	11,561
	Design, Measurement & Visualization Software & Equipment
		11,561
	> Netherlands 3.3%
239,919	Imtech	7,670
	Electromechanical & ICT Installation & Maintenance
28,100	Core Laboratories	3,697
	Oil & Gas Reservoir Consulting
		11,367
	> Switzerland 2.5%
24,000	Partners Group	4,682
	Private Markets Asset Management
28,000	Kuehne & Nagel	3,787
	Freight Forwarding/Logistics
		8,469
	> Iceland 1.6%
4,800,000	Marel	5,633
	Largest Manufacturer of Poultry & Fish Processing Equipment
		5,633
	> Denmark 1.2%
145,000	Novozymes	4,223
	Industrial Enzymes
		4,223
	> Belgium 1.1%
74,000	EVS Broadcast Equipment	3,837
	Digital Live Mobile Production Software & Systems
		3,837
Europe: Total		88,495

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Other Countries 19.2%
	> South Africa 11.2%
7,601,015	Rand Merchant Insurance	$17,053
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
1,317,200	Adcock Ingram Holdings	10,080
	Manufacturer of Pharmaceuticals & Medical Supplies
112,700	Naspers	6,332
	Media in Africa, China, Russia & Other Emerging Markets
1,146,000	Northam Platinum	5,097
	Platinum Mining in South Africa
		38,562
	> United States 2.3%
94,000	Atwood Oceanics (b)	4,220
	Offshore Drilling Contractor
52,000	SM Energy	3,680
	Oil & Gas Producer
		7,900
	> Canada 2.2%
106,400	CCL Industries	3,893
	Leading Global Label Manufacturer
89,000	AG Growth	3,722
	Leading Manufacturer of Augers & Grain Handling Equipment
		7,615
	> Australia 1.9%
826,355	Challenger Financial	3,255
	Largest Annuity Provider
3,170,358	Commonwealth Property Office Fund	3,236
	Australia Prime Office REIT
		6,491
	> Israel 1.6%
460,000	Israel Chemicals	5,314
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
10,000	Caesarstone (b)	117
	Quartz Countertops
		5,431
Other Countries: Total		65,999
Latin America 0.9%
	> Argentina 0.6%
183,333	Union Agriculture Group (b)(c)(d)	1,947
	Farmland Operator in Uruguay
		1,947
	> Colombia 0.3%
18,800,000	Quetzal Energy (b)(c)	995
	Explores for Oil & Gas in Latin America
		995
Latin America: Total		2,942
Total Equities: 95.1% (Cost: $265,888)		327,045

Number of Shares		Value (000)
Securities Lending Collateral 0.8%
2,658,332	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	$2,658
Total Securities Lending Collateral: (Cost: $2,658)		2,658
Total Investments: 95.9% (Cost: $268,546)(f)(g)		329,703	(h)
Obligation to Return Collateral for Securities Loaned: (0.8)%		(2,658)
Cash and Other Assets Less Liabilities: 4.9%		16,804
Total Net Assets: 100.0%		$343,849

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $2,531.

(b)  Non-income producing security.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $2,942 which represented 0.86% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	183,333	$2,200	$1,947
Quetzal Energy	1/14/11	18,800,000	2,376	995
			$4,576	$2,942

(d)  Illiquid security.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  At March 31, 2012, for federal income tax purposes, the cost of investments was $268,546 and net unrealized appreciation was $61,157 consisting of gross unrealized appreciation of $74,081 and gross unrealized depreciation of $(12,924).

(g)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$54,900	16.0
Singapore Dollar	47,333	13.8
South African Rand	38,562	11.2
Euro	33,499	9.7
Pound Sterling	31,052	9.0
Taiwan Dollar	31,040	9.0
U.S. Dollar	18,541	5.4
Other currencies less than 5% of total net assets	72,118	21.0
	$327,045	95.1

(h)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  At March 31, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	ZAR	200,400	$26,000	04/13/12	$(86)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD = United States Dollar

ZAR = South African Rand

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

Columbia Acorn International Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$4,880	$164,729	$-	$169,609
Europe	3,697	84,798	-	88,495
Other Countries	15,632	50,367	-	65,999
Latin America	-	995	1,947	2,942
Total Equities	24,209	300,889	1,947	327,045
Total Securities Lending Collateral	2,658	-	-	2,658
Total Investments	$26,867	$300,889	$1,947	$329,703
Unrealized Depreciation of Forward Foreign Currency Exchange Contracts	-	(86)	-	(86)
Total	$26,867	$300,803	$1,947	$329,617

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The following table reconciles asset balances for the three months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investment Type	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Latin America
Argentina	$1,828	$-	$119	$-	$-	$-	$-	$1,947
	$1,828	$-	$119	$-	$-	$-	$-	$1,947

> Notes to Statement of Investments (dollar values in thousands)

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $119.

  The Fund does not hold any significant investments categorized as Level 3.

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International Select

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Information
Mobile Communications	$26,415	7.7
Internet Related	22,649	6.6
Financial Processors	11,994	3.5
Business Software	11,561	3.4
CATV	8,984	2.6
Computer Hardware & Related Equipment	3,837	1.1
Gaming Equipment & Services	1,497	0.4
	86,937	25.3
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	28,911	8.4
Machinery	22,080	6.4
Other Industrial Services	18,607	5.4
Outsourcing Services	5,718	1.7
Electrical Components	5,037	1.5
Construction	4,625	1.3
	84,978	24.7
> Other Industries
Real Estate	50,569	14.7
> Finance
Insurance	23,816	6.9
Banks	14,809	4.3
Brokerage & Money Management	4,682	1.4
	43,307	12.6
> Energy & Minerals
Mining	25,408	7.4
Oil & Gas Producers	4,675	1.4
Oil Services	4,220	1.2
Agricultural Commodities	1,947	0.5
	36,250	10.5
> Health Care
Pharmaceuticals	10,079	3.0
Health Care Services	3,514	1.0
	13,593	4.0

	Value (000)	Percentage of Net Assets
> Consumer Goods & Services
Retail	$3,994	1.2
Nondurables	3,894	1.1
Food & Beverage	3,406	1.0
Furniture & Textiles	117	0.0	*
	11,411	3.3
Total Equities:	327,045	95.1
Securities Lending Collateral:	2,658	0.8
Total Investments:	329,703	95.9
Obligation to Return Collateral for Securities Loaned:	(2,658)	(0.8)
Cash and Other Assets Less Liabilities:	16,804	4.9
Net Assets:	$343,849	100.0

*  Rounds to less than 0.1%.

Columbia Acorn Select

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Information
Atmel	825,000	1,175,000
Globalstar	13,184,322	15,000,000
Industrial Goods & Services
FMC Corporation	0	150,000
Nordson	0	160,000
Finance
Associated Banc-Corp	0	1,075,000
Regional Management	0	84,500
Energy & Minerals
Tuscany International Drilling (Colombia)	10,600,000	12,700,000
Other Industries
Dupont Fabros Technology	0	475,000
Health Care
Henry Schein	0	190,000
Seattle Genetics	0	395,000

	Number of Shares
	12/31/11	03/31/12
Sales
Consumer Goods & Services
Abercrombie & Fitch	830,000	555,000
Coach	650,000	615,000
Gaylord Entertainment	1,060,000	1,020,000
lululemon athletica	417,900	390,000
RexLot Holdings (China)	300,000,000	260,000,000
Safeway	2,000,000	1,100,000
Information
Amphenol	670,000	645,000
Crown Castle International	825,000	770,000
Sanmina-SCI	6,100,000	4,375,000
SBA Communications	1,100,000	1,010,000
WNS - ADR (India)	4,254,230	3,940,000
Industrial Goods & Services
Ametek	1,550,000	1,490,000
Expeditors International of Washington	620,000	600,000
Kennametal	1,035,000	975,000
Oshkosh Corporation	250,000	0
Pall	740,000	690,000
Quanta Services	1,470,000	1,420,000
Waste Management	500,000	0
WW Grainger	135,000	0
Finance
CNO Financial Group	9,100,000	8,325,000
Discover Financial Services	3,225,000	2,115,000
SEI Investments	1,000,000	965,000
Energy & Minerals
Continental Resources	65,000	0
Eacom Timber (Canada)	36,000,000	33,572,000
Houston American Energy	1,060,000	826,400
Kirkland Lake Gold (Canada)	900,000	870,000
Pacific Rubiales Energy (Colombia)	2,150,000	1,480,000
Other Industries
JB Hunt Transport Services	115,000	0
Health Care
Akorn	1,802,464	1,400,000

Columbia Acorn Select

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 98.8%
Consumer Goods & Services 21.7%
	> Travel 8.1%
5,225,000	Hertz (a)	$78,584
	Largest U.S. Rental Car Operator
1,020,000	Gaylord Entertainment (a)	31,416
	Convention Hotels
		110,000
	> Retail 6.8%
390,000	lululemon athletica (a)	29,125
	Premium Active Apparel Retailer
555,000	Abercrombie & Fitch	27,534
	Teen Apparel Retailer
1,100,000	Safeway (b)	22,231
	Supermarkets
200,000	Tiffany & Co.	13,826
	Luxury Good Retailer
		92,716
	> Apparel 3.5%
615,000	Coach	47,527
	Designer & Retailer of Branded Leather Accessories
		47,527
	> Casinos & Gaming 1.7%
260,000,000	RexLot Holdings (China) (b)	23,113
	Lottery Equipment Supplier in China
		23,113
	> Educational Services 1.3%
270,000	ITT Educational Services (a)(b)	17,858
	Postsecondary Degree Services
		17,858
	> Other Consumer Services 0.2%
3,430,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)(c)	2,469
	Provide Real Estate Services in China
		2,469
	> Food & Beverage 0.1%
1,500,000	GLG Life Tech (Canada) (a)(b)	1,185
	Produce an All-natural Sweetener Extracted from the Stevia Plant
9,100	Annie's (a)	317
	Developer & Marketer of Natural & Organic Food
		1,502
Consumer Goods & Services: Total		295,185
Information 21.4%
	> Mobile Communications 7.5%
1,010,000	SBA Communications (a)	51,318
	Communications Towers
770,000	Crown Castle International (a)	41,072
	Communications Towers
15,000,000	Globalstar (a)(c)	10,500
	Satellite Mobile Voice & Data Carrier
		102,890

Number of Shares		Value (000)
	> Contract Manufacturing 3.7%
4,375,000	Sanmina-SCI (a)(c)	$50,094
	Electronic Manufacturing Services
		50,094
	> Computer Services 3.5%
3,940,000	WNS - ADR (India) (a)(c)	47,477
	Offshore BPO (Business Process Outsourcing) Services
		47,477
	> Computer Hardware & Related Equipment 2.8%
645,000	Amphenol	38,552
	Electronic Connectors
		38,552
	> Instrumentation 1.5%
110,000	Mettler Toledo (a)	20,322
	Laboratory Equipment
		20,322
	> Semiconductors & Related Equipment 0.8%
1,175,000	Atmel (a)	11,586
	Microcontrollers, RF & Memory Semiconductors
		11,586
	> Business Software 0.8%
182,000	Concur Technologies (a)	10,443
	Web Enabled Cost & Expense Management Software
		10,443
	> Advertising 0.7%
6,108,437	VisionChina Media - ADR (China) (a)(c)	9,651
	Advertising on Digital Screens in China's Mass Transit System
		9,651
Information: Total		291,015
Industrial Goods & Services 20.8%
	> Machinery 15.4%
1,490,000	Ametek	72,280
	Aerospace/Industrial Instruments
1,260,000	Donaldson	45,020
	Industrial Air Filtration
975,000	Kennametal	43,417
	Consumable Cutting Tools
690,000	Pall	41,145
	Filtration & Fluids Clarification
160,000	Nordson	8,721
	Dispensing Systems for Adhesives & Coatings
		210,583
	> Outsourcing Services 2.2%
1,420,000	Quanta Services (a)	29,678
	Electrical & Telecom Construction Services
		29,678

Number of Shares		Value (000)
	> Other Industrial Services 2.0%
600,000	Expeditors International of Washington	$27,906
	International Freight Forwarder
		27,906
	> Industrial Materials & Specialty Chemicals 1.2%
150,000	FMC Corporation	15,879
	Niche Specialty Chemicals
		15,879
Industrial Goods & Services: Total		284,046
Finance 15.0%
	> Credit Cards 5.2%
2,115,000	Discover Financial Services	70,514
	Credit Card Company
		70,514
	> Insurance 4.7%
8,325,000	CNO Financial Group (a)	64,768
	Life, Long Term Care & Medical Supplement Insurance
		64,768
	> Banks 3.5%
630,000	City National	33,056
	Bank & Asset Manager
1,075,000	Associated Banc-Corp	15,007
	Midwest Bank
		48,063
	> Brokerage & Money Management 1.5%
965,000	SEI Investments	19,966
	Mutual Fund Administration & Investment Management
		19,966
	> Finance Companies 0.1%
84,500	Regional Management (a)	1,420
	Consumer Loans
		1,420
Finance: Total		204,731
Energy & Minerals 11.5%
	> Oil & Gas Producers 7.3%
1,480,000	Pacific Rubiales Energy (Colombia)	43,238
	Oil Production & Exploration in Colombia
30,872,300	Canacol (Colombia) (a)	24,452
	Oil Producer in South America
36,500,000	Shamaran Petroleum (Iraq) (a)	9,331
	Oil Exploration in Kurdistan
34,700,000	Petrodorado (Colombia) (a)(c)	8,001
17,144,000	Petrodorado - Warrants (Colombia) (a)(d)(e)	672
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay

Number of Shares		Value (000)
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(c)(d)	$5,082
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)	302
	Oil & Gas Exploration/Production in the North Sea
826,400	Houston American Energy (a)	4,314
	Oil & Gas Exploration/Production in Colombia
18,125,000	Petromanas (Canada) (a)	4,179
6,562,500	Petromanas - Warrants (Canada) (a)(d)	32
	Exploring for Oil in Albania
		99,603
	> Agricultural Commodities 1.6%
1,666,667	Union Agriculture Group (Argentina) (a)(d)(e)	17,700
	Farmland Operator in Uruguay
33,572,000	Eacom Timber (Canada) (a)(c)	3,702
	Canadian Lumber Producer
		21,402
	> Alternative Energy 1.0%
2,700,000	Canadian Solar (China) (a)(b)(c)	8,586
	Solar Cell & Module Manufacturer
2,500,000	Synthesis Energy Systems (China) (a)	3,675
	Owner/Operator of Gasification Plants
1,200,000	Real Goods Solar (a)	1,740
	Residential Solar Energy Installer
		14,001
	> Mining 0.9%
870,000	Kirkland Lake Gold (Canada) (a)	12,578
	Gold Mining
		12,578
	> Oil Services 0.7%
12,700,000	Tuscany International Drilling (Colombia) (a)	9,549
	South America-based Drilling Rig Contractor
		9,549
Energy & Minerals: Total		157,133
Other Industries 4.3%
	> Real Estate 3.2%
1,660,000	Biomed Realty Trust	31,507
	Life Science-focused Office Buildings
475,000	Dupont Fabros Technology	11,614
	Technology-focused Office Buildings
		43,121
	> Regulated Utilities 1.1%
435,000	Wisconsin Energy	15,303
	Wisconsin Utility
		15,303
Other Industries: Total		58,424

Columbia Acorn Select

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Health Care 4.1%
	> Biotechnology & Drug Delivery 1.8%
2,510,000	NPS Pharmaceuticals (a)	$17,169
	Orphan Drugs & Healthy Royalties
395,000	Seattle Genetics (a)(b)	8,050
	Antibody-based Therapies for Cancer
		25,219
	> Pharmaceuticals 1.2%
1,400,000	Akorn (a)	16,380
	Develops, Manufactures & Sells Specialty Generic Drugs
		16,380
	> Medical Supplies 1.1%
190,000	Henry Schein (a)	14,379
	Largest Distributor of Healthcare Products
		14,379
Health Care: Total		55,978
Total Equities: 98.8% (Cost: $979,694)		1,346,512

Number of Shares		Value (000)
Securities Lending Collateral 3.5%
47,277,255	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	$47,277
Total Securities Lending Collateral: (Cost: $47,277)		47,277
Total Investments: 102.3% (Cost: $1,026,971)(g)(h)		1,393,789	(i)
Obligation to Return Collateral for Securities Loaned: (3.5)%		(47,277)
Cash and Other Assets Less Liabilities: 1.2%		16,749
Total Net Assets: 100.0%		$1,363,261

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $45,804.

(c)  An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/30/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/30/12	Value	Dividend
Canacol*	31,372,300	-	500,000	30,872,300	$24,452	$-
Canadian Overseas Petroleum	24,000,000	-	-	24,000,000	5,082	-
Canadian Solar	2,700,000	-	-	2,700,000	8,586	-
Eacom Timber	36,000,000	-	2,428,000	33,572,000	3,702	-
GLG Life Tech*	1,850,000	-	350,000	1,500,000	1,185	-
Globalstar	13,184,322	1,815,678	-	15,000,000	10,500	-
IFM Investments (Century 21 China RE) - ADR	3,430,000	-	-	3,430,000	2,469	-
Petrodorado	34,700,000	-	-	34,700,000	8,001	-
Real Goods Solar*	1,500,000	-	300,000	1,200,000	1,740	-
Sanmina-SCI	6,100,000	-	1,725,000	4,375,000	50,094	-
Synthesis Energy Systems*	2,950,372	-	450,372	2,500,000	3,675	-
VisionChina Media - ADR	7,000,000	-	891,563	6,108,437	9,651	-
WNS - ADR	4,254,230	-	314,230	3,940,000	47,477	-
Total of Affiliated Transactions	169,041,224	1,815,678	6,959,165	163,897,737	$176,614	$-

*  At March 31, 2012, the Fund owned less than five percent of the company's outstanding voting shares.

  The aggregate cost and value of these companies at March 31, 2012, were $219,738 and $145,562, respectively. Investments in affiliated companies represented 10.68% of the Fund's total net assets at March 31, 2012.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at a fair value determined in good faith under consistenly applied procedures established by the Board of Trustees. At March 31, 2012, the market value of these securities amounted to $23,788 which represented 1.74% of total net assets.

> Notes to Statement of Investments (dollar values in thousands)

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-12/16/11	1,666,667	$20,000	$17,700
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	5,082
Petrodorado - Warrants	11/20/09	17,144,000	2,118	672
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	302
Petromanas - Warrants	5/20/10	6,562,500	380	32
			$34,260	$23,788

(e)  Illiquid security.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,026,971 and net unrealized appreciation was $366,818 consisting of gross unrealized appreciation of $495,701 and gross unrealized depreciation of $(128,883).

(h)  On March 31, 2012, the market value of foreign securities represented 17.24% of total net assets. The Fund's foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Colombia	$85,912	6.30
China	47,494	3.49
India	47,477	3.48
Canada	21,676	1.59
Argentina	17,700	1.30
Iraq	9,331	0.68
United Kingdom	5,384	0.40
Total Foreign Portfolio	$234,974	17.24

(i)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

Columbia Acorn Select

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$272,072	$23,113	$-	$295,185
Information	291,015	-	-	291,015
Industrial Goods & Services	284,046	-	-	284,046
Finance	204,731	-	-	204,731
Energy & Minerals	133,345	6,088	17,700	157,133
Other Industries	58,424	-	-	58,424
Health Care	55,978	-	-	55,978
Total Equities	1,299,611	29,201	17,700	1,346,512
Total Securities Lending Collateral	47,277	-	-	47,277
Total Investments	$1,346,888	$29,201	$17,700	$1,393,789

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager's experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

  There were no transfers of financial assets between levels 1 and 2 during the period.

  The following table reconciles asset balances for the six months ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities
Energy & Minerals	$16,617	$-	$1,083	$-	$-	$-	$-	$17,700
	$16,617	$-	$1,083	$-	$-	$-	$-	$17,700

  The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

  The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $1,083.

  Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 03/31/12	Valuation Technique(s)	Unobservable Input (s)	Range (Weighted Average)
Equities	17,700	Market comparable companies	Discount for lack of marketability	-6% - +16% (-9%)

  Certain common stock classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Columbia Thermostat Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
	> Affiliated Bond Funds: 53.4%
9,295,325	Columbia Intermediate Bond Fund, Class I	$86,725
5,457,987	Columbia Income Opportunities Fund, Class I	52,233
2,987,862	Columbia U.S. Treasury Income Fund, Class I	34,629
Total Bond Funds (Cost: $171,419)		173,587
	> Affiliated Stock Funds: 43.8%
725,247	Columbia Acorn International Fund, Class I	28,662
1,946,023	Columbia Dividend Income Fund, Class I	28,529
1,353,681	Columbia Contrarian Core Fund, Class I	21,361
668,359	Columbia Acorn Fund, Class I	21,287

Number of Shares		Value (000)
1,014,784	Columbia Large Cap Enhanced Core Fund, Class I	$14,227
981,120	Columbia Select Large Cap Growth Fund, Class I (a)	14,197
509,047	Columbia Acorn Select Fund, Class I	14,177
Total Stock Funds (Cost: $114,924)		142,440
Total Investments: 97.2% (Cost: $286,343)(b)		316,027	(c)
Cash and Other Assets Less Liabilities: 2.8%		8,998
Total Net Assets: 100.0%		$325,025

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  At March 31, 2012, for federal income tax purposes, the cost of investments was $286,343 and net unrealized appreciation was $29,684 consisting of gross unrealized appreciation of $29,684 and gross unrealized depreciation of $(—).

(c)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

Columbia Thermostat Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Bond Funds	$173,587	$-	$-	$173,587
Total Stock Funds	142,440	-	-	142,440
Total Investments	$316,027	$-	$-	$316,027

  There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Asia
> Taiwan
Advantech	12,000	19,169
Chroma Ate	26,990	38,990
CTCI Corp	33,200	64,762
Far EasTone Telecom	43,700	58,126
Lung Yen	11,000	16,500
MStar Semiconductor	0	9,800
PC Home	3,900	13,700
Radiant Opto-Electronics	11,277	15,277
Simplo Technology	7,730	10,342
St. Shine Optical	5,800	7,200
Taiwan Hon Chuan	15,385	21,689
Tripod Technologies	0	30,000
> Indonesia
Ace Indonesia	178,989	369,019
Archipelago Resources	76,959	137,500
Jasa Marga	67,000	109,911
Surya Citra Media	44,000	93,264
Tower Bersama Infrastructure	241,000	535,709
> Hong Kong
AAC Technologies	13,000	18,027
Lifestyle International	16,865	28,089
Melco Crown Entertainment - ADR	4,137	5,150
Melco International	33,000	118,462
Sasa International	65,652	89,999
> China
51job - ADR	741	1,154
Digital China	34,651	45,651
NetEase.com - ADR	1,000	1,277
RexLot Holdings	451,892	823,246
> India
Adani Ports & Special Economic Zone	12,250	22,500
Jain Irrigation Systems	20,800	30,249
Redington India	0	7,562
Titan Industries	2,200	13,040
United Breweries	4,180	7,835
> Philippines
Int'l Container Terminal	25,567	40,787
Manila Water Company	88,382	100,465
> Cambodia
Nagacorp	229,035	340,000
> Thailand
Home Product Center	134,348	249,018
> Mongolia
Mongolian Mining	48,909	98,500

	Number of Shares
	12/31/11	03/31/12
> Japan
Kansai Paint	3,860	7,060
Other Countries
> South Africa
Adcock Ingram Holdings	9,580	15,850
Coronation Fund Managers	24,626	42,926
Massmart Holdings	1,945	3,197
Mr. Price	5,370	6,597
Northam Platinum	11,354	15,354
Rand Merchant Insurance	39,175	71,200
> Canada
Alliance Grain Traders	3,565	10,801
Americas Petrogas	0	17,500
> United States
Atwood Oceanics	752	952
Hornbeck Offshore	1,000	1,509
Textainer Group Holdings	1,200	2,204
Europe
> Sweden
East Capital Explorer	6,072	8,806
Hexagon	3,498	7,231
> Switzerland
Dufry Group	675	1,116
> Kazakhstan
Halyk Savings Bank of Kazakhstan - GDR	4,332	17,800
> Italy
Pirelli	3,000	7,000
> Germany
Dürr	824	1,229
> France
Rubis	780	965
Latin America
> Brazil
Localiza Rent A Car	4,436	5,490
MRV Engenharia	11,121	11,325
Multiplus	1,884	3,144
> Mexico
Grupo Aeroportuario del Sureste - ADR	1,203	1,647
> Chile
Viña Concha y Toro	0	16,500

Columbia Acorn Emerging Markets Fund

Major Portfolio Changes in the First Quarter (Unaudited), continued

	Number of Shares
	12/31/11	03/31/12
Sales
Asia
> Taiwan
Formosa International Hotels	949	0
President Chain Store	5,000	0
> China
ENN Energy	7,538	0
> India
Manappuram Finance	35,100	0
> Singapore
Goodpack Limited	27,403	0
Latin America
> Brazil
Suzano	7,431	0
> Argentina
Madalena Ventures	56,433	40,200

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 96.1%
Asia 55.2%
	> Taiwan 16.8%
58,126	Far EasTone Telecom	$120
	Taiwan's Third Largest Mobile Operator
64,762	CTCI Corp	107
	International Engineering Firm
30,000	Tripod Technologies	101
	Printed Circuit Boards (PCB)
38,990	Chroma Ate	100
	Automatic Test Systems, Testing & Measurement Instruments
7,200	St. Shine Optical	94
	World's Leading Disposable Contact Lens OEM
10,342	Simplo Technology	78
	Battery Packs for Notebook & Tablet PCs
13,700	PC Home	77
	Taiwanese Internet Retail Company
15,277	Radiant Opto-Electronics	68
	LCD Back Light Units & Modules
19,169	Advantech	67
	Industrial PC & Components
9,800	MStar Semiconductor	60
	ICs for TV, Digital Set-top-box & Handset
16,500	Lung Yen	53
	Funeral Services & Columbaria
21,689	Taiwan Hon Chuan	49
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer
		974
	> Indonesia 11.1%
369,019	Ace Indonesia	180
	Home Improvement Retailer
535,709	Tower Bersama Infrastructure	173
	Communications Towers
137,500	Archipelago Resources (a)	143
	Gold Mining Projects in Indonesia, Vietnam & the Philippines
93,264	Surya Citra Media	82
	Free to Air TV in Indonesia
109,911	Jasa Marga	62
	Largest Toll Road Operator in Indonesia
		640
	> Hong Kong 6.2%
118,462	Melco International (a)	113
	Macau Casino Operator
28,089	Lifestyle International	72
	Mid to High-end Department Store Operator in Hong Kong & China
5,150	Melco Crown Entertainment - ADR (a)	70
	Macau Casino Operator
89,999	Sasa International	52
	Cosmetics Retailer
18,027	AAC Technologies	49
	Miniature Acoustic Components
		356

Number of Shares		Value (000)
	> China 6.1%
45,651	Digital China	$91
	IT Distribution & Systems Integration Services
1,277	NetEase.com - ADR (a)	74
	Chinese Online Gaming Services
823,246	RexLot Holdings	73
	Lottery Equipment Supplier in China
1,154	51job - ADR (a)(b)	66
	Integrated Human Resource Services
89,275	AMVIG Holdings	48
	Chinese Tobacco Packaging Material Supplier
		352
	> India 4.7%
7,835	United Breweries	83
	India's Largest Brewer
13,040	Titan Industries	59
	Jewelry, Watches, Eyeglasses
30,249	Jain Irrigation Systems	58
	Agricultural Micro-irrigation Systems & Food Processing
22,500	Adani Ports & Special Economic Zone	57
	Indian West Coast Shipping Port
7,562	Redington India	13
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets
		270
	> Philippines 2.9%
40,787	Int'l Container Terminal	62
	Container Handling Terminals & Port Management
100,465	Manila Water Company	54
	Water Utility Company in the Philippines
128,155	SM Prime Holdings	51
	Shopping Mall Operator
		167
	> Cambodia 2.7%
340,000	Nagacorp	155
	Casino/Entertainment Complex in Cambodia
		155
	> Thailand 1.9%
249,018	Home Product Center	112
	Home Improvement Retailer
		112
	> Mongolia 1.6%
98,500	Mongolian Mining (a)	94
	Coking Coal Mining in Mongolia
		94
	> Japan 1.2%
7,060	Kansai Paint	72
	Paint Producer in Japan, India, China & Southeast Asia
		72
Asia: Total		3,192

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
Other Countries 19.1%
	> South Africa 11.4%
71,200	Rand Merchant Insurance	$160
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers
42,926	Coronation Fund Managers	159
	South African Fund Manager
15,850	Adcock Ingram Holdings	121
	Manufacturer of Pharmaceuticals & Medical Supplies
6,597	Mr. Price	81
	South African Retailer of Apparel, Household & Sporting Goods
15,354	Northam Platinum	68
	Platinum Mining in South Africa
3,197	Massmart Holdings	68
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary
		657
	> Canada 4.6%
10,801	Alliance Grain Traders	166
	Global Leader in Pulse Processing & Distribution
17,500	Americas Petrogas (a)	62
	Oil & Gas Exploration in Argentina, Potash in Peru
4,172	Crew Energy (a)	40
	Canadian Oil & Gas Producer
		268
	> United States 3.1%
2,204	Textainer Group Holdings	75
	Top International Container Leaser
1,509	Hornbeck Offshore (a)	63
	Supply Vessel Operator in U.S. Gulf of Mexico
952	Atwood Oceanics (a)	43
	Offshore Drilling Contractor
		181
Other Countries: Total		1,106
Europe 13.5%
	> Sweden 3.7%
7,231	Hexagon	141
	Design, Measurement & Visualization Software & Equipment
8,806	East Capital Explorer	74
	Sweden-based RUS/CEE Investment Fund
		215
	> Switzerland 2.5%
1,116	Dufry Group (a)	146
	Operates Airport Duty Free & Duty Paid Shops
		146
	> Kazakhstan 2.0%
17,800	Halyk Savings Bank of Kazakhstan - GDR (a)	116
	Largest Retail Bank & Insurer in Kazakhstan
		116

Number of Shares		Value (000)
	> Czech Republic 1.5%
434	Komercni Banka	$86
	Leading Czech Universal Bank
		86
	> Italy 1.4%
7,000	Pirelli	83
	Global Tire Supplier
		83
	> Germany 1.4%
1,229	Dürr	78
	Automotive Plant Engineering & Associated Capital Equipment
		78
	> France 1.0%
965	Rubis	57
	Tank Storage & LPG Distribution
		57
Europe: Total		781
Latin America 8.3%
	> Brazil 5.0%
5,490	Localiza Rent A Car	101
	Car Rental
11,325	MRV Engenharia	80
	Brazilian Property Developer
3,144	Multiplus	65
	Loyalty Program Operator in Brazil
3,361	Mills Estruturas e Servicos de Engenharia	43
	Civil Engineering & Construction
		289
	> Mexico 2.0%
1,647	Grupo Aeroportuario del Sureste - ADR	113
	Mexican Airport Operator
		113
	> Chile 0.7%
16,500	Viña Concha y Toro	38
	Global Branded Wine Manufacturer
		38
	> Argentina 0.6%
40,200	Madalena Ventures (a)	37
	Oil & Gas Exploration in Argentina
		37
Latin America: Total		477
Total Equities: 96.1% (Cost: $5,066)		5,556

Number of Shares		Value (000)
Securities Lending Collateral 0.6%
35,100	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	$35
Total Securities Lending Collateral: (Cost: $35)		35
Total Investments: 96.7% (Cost: $5,101)(d)(e)		5,591	(f)
Obligation to Return Collateral for Securities Loaned: (0.6)%		(35)
Cash and Other Assets Less Liabilities: 3.9%		226
Total Net Assets: 100.0%		$5,782

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $34.

(c)  Investment made with cash collateral received from securities lending activity.

(d)  At March 31, 2012, for federal income tax purposes, the cost of investments was $5,101 and net unrealized appreciation was $490 consisting of gross unrealized appreciation of $630 and gross unrealized depreciation of $(140).

(e)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Taiwan Dollar	$974	16.8
South African Rand	657	11.4
Indonesian Rupiah	640	11.1
Hong Kong Dollar	356	6.2
Brazilain Real	289	5.0
U.S. Dollar	181	3.1
Other currencies less than 5% of total net assets	2,459	42.5
	$5,556	96.1

(f)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$210	$2,982	$-	$3,192
Other Countries	449	657	-	1,106
Europe	-	781	-	781
Latin America	477	-	-	477
Total Equities	1,136	4,420	-	5,556
Total Securities Lending Collateral	35	-	-	35
Total Investments	$1,171	$4,420	$-	$5,591

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Consumer Goods & Services
Retail	$775	13.5
Casinos & Gaming	411	7.1
Other Consumer Services	190	3.3
Food & Beverage	186	3.2
Travel	101	1.7
Other Durable Goods	83	1.4
Consumer Goods Distribution	13	0.2
	1,759	30.4
> Information
Computer Hardware & Related Equipment	363	6.3
Mobile Communications	293	5.1
Business Software	140	2.4
Instrumentation	100	1.7
Electronics Distribution	91	1.6
TV Broadcasting	82	1.4
Internet Related	74	1.3
Semiconductors & Related Equipment	60	1.0
	1,203	20.8
> Energy & Minerals
Mining	305	5.3
Agricultural Commodities	166	2.9
Oil & Gas Producers	139	2.4
Oil Services	106	1.8
Oil Refining, Marketing & Distribution	57	1.0
	773	13.4
> Finance
Brokerage & Money Management	234	4.0
Banks	202	3.5
Insurance	160	2.8
Finance Companies	75	1.3
	671	11.6
> Industrial Goods & Services
Industrial Materials & Specialty Chemicals	169	2.9
Construction	150	2.6
Machinery	137	2.4
Other Industrial Services	119	2.1
	575	10.0
> Other Industries
Transportation	175	3.0
Real Estate	131	2.3
Regulated Utilities	54	0.9
	360	6.2

	Value (000)	Percentage of Net Assets
> Health Care
Pharmaceuticals	$121	2.1
Medical Supplies	94	1.6
	215	3.7
Total Equities:	5,556	96.1
Securities Lending Collateral:	35	0.6
Total Investments:	5,591	96.7
Obligation to Return Collateral for Securities Loaned:	(35)	(0.6)
Cash and Other Assets Less Liabilities:	226	3.9
Net Assets:	$5,782	100.0

Columbia Acorn European Fund

Major Portfolio Changes in the First Quarter (Unaudited)

	Number of Shares
	12/31/11	03/31/12
Purchases
Europe
> United Kingdom
Rightmove	0	1,000
> France
1000 mercis	700	1,200
> Netherlands
TKH Group	0	400
> Switzerland
Zehnder	0	243
> Sweden
Hexagon	2,570	2,670
> Denmark
Solar A/S	0	300

	Number of Shares
	12/31/11	03/31/12
Sales
Europe
> United Kingdom
GlobeOp Financial Services	6,480	0
> France
Gemalto	1,100	1,000
> Germany
Elringklinger	810	0

Columbia Acorn European Fund

Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value (000)
		Equities: 94.0%
Europe 91.7%
	> United Kingdom 16.2%
1,100	Intertek Group	$44
	Testing, Inspection, Certification Services
15,220	Charles Taylor	37
	Insurance Services
2,927	JLT Group	33
	International Business Insurance Broker
4,900	Chemring	32
	Defense Manufacturer of Countermeasures & Energetics
3,180	Shaftesbury	25
	London Prime Retail REIT
3,610	Domino's Pizza United Kingdom & Ireland	25
	Pizza Delivery in the United Kingdom, Ireland & Germany
1,000	Rightmove	23
	Internet Real Estate Listings
5,800	Workspace Group	22
	UK Real Estate
660	Rotork	22
	Valve Actuators for Oil & Water Pipelines
2,480	Serco	21
	Facilities Management
2,870	Premier Oil (a)	18
	Oil & Gas Producer in Europe, Pakistan & Asia
3,190	Abcam	18
	Online Sales of Antibodies
999	Greggs	8
	Bakery
		328
	> France 16.1%
1,000	Gemalto	66
	Digital Security Solutions
600	Eurofins Scientific	65
	Food, Pharmaceuticals & Materials Screening & Testing
1,200	1000 mercis	57
	Interactive Advertising & Marketing
360	Norbert Dentressangle	32
	Leading European Logistics & Transport Group
790	Saft Batteries	26
	Niche Battery Manufacturer
352	Neopost	23
	Postage Meter Machines
600	Mersen	21
	Advanced Industrial Materials
310	Rubis	18
	Tank Storage & LPG Distribution
5,030	Hi-Media (a)	18
	Online Advertiser in Europe
		326
	> Netherlands 14.0%
2,420	Aalberts Industries	50
	Flow Control & Heat Treatment
1,530	UNIT4	44
	Business Software Development

Number of Shares		Value (000)
330	Core Laboratories	$44
	Oil & Gas Reservoir Consulting
1,160	Koninklijke TenCate	40
	Advanced Textiles & Industrial Fabrics
1,260	Imtech	40
	Electromechanical & ICT Installation & Maintenance
410	Fugro	29
	Sub-sea Oilfield Services
1,280	Arcadis	27
	Engineering Consultants
400	TKH Group	11
	Dutch Industrial Conglomerate
		285
	> Germany 11.1%
3,080	Wirecard	59
	Online Payment Processing & Risk Management
170	Rational	40
	Commercial Ovens
560	Rheinmetall	33
	Defense & Automotive
520	Dürr	33
	Automotive Plant Engineering & Associated Capital Equipment
300	Bertrandt	23
	Outsourced Engineering
590	CTS Eventim	20
	Event Ticket Sales
450	Stratec Biomedical Systems	18
	Diagnostic Instrumentation
		226
	> Switzerland 7.7%
250	Geberit (a)	52
	Plumbing Supplies
15	Sika	33
	Chemicals for Construction & Industrial Applications
160	Partners Group	31
	Private Markets Asset Management
170	Dufry Group (a)	22
	Operates Airport Duty Free & Duty Paid Shops
243	Zehnder	18
	Radiators & Ventilation Systems
		156
	> Sweden 6.1%
2,670	Hexagon	52
	Design, Measurement & Visualization Software & Equipment
4,070	Sweco	44
	Engineering Consultants
1,000	Unibet	28
	European Online Gaming Operator
		124
	> Italy 4.4%
2,000	Pirelli	24
	Global Tire Supplier
7,000	Geox	23
	Apparel & Shoe Maker

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

Number of Shares		Value (000)
	> Italy—continued
200	Tod's	$22
	Leather Shoes & Bags
13,860	CIR	20
	Italian Holding Company
		89
	> Iceland 2.5%
43,750	Marel	51
	Largest Manufacturer of Poultry & Fish Processing Equipment
		51
	> Ireland 2.2%
9,300	United Drug	26
	Irish Pharmaceutical Wholesaler & Outsourcer
300	Paddy Power	19
	Irish Betting Services
		45
	> Portugal 2.0%
13,480	Redes Energéticas Nacionais	41
	Portuguese Power Transmission & Gas Transportation
		41
	> Norway 2.0%
3,310	Atea	40
	Leading Nordic IT Hardware/Software Reseller & Installation Company
		40
	> Russia 1.9%
1,000	Mail.ru - GDR (a)(b)	39
	Internet Social Networking & Games for Russian Speakers
		39
	> Belgium 1.6%
630	EVS Broadcast Equipment	33
	Digital Live Mobile Production Software & Systems
		33
	> Czech Republic 1.4%
140	Komercni Banka	28
	Leading Czech Universal Bank
		28
	> Poland 1.1%
4,000	FX Energy (a)	22
	Oil & Gas Producer in Poland
		22
	> Denmark 0.8%
300	Solar A/S	17
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment
		17
	> Greece 0.6%
12,800	Intralot	12
	Lottery & Gaming Systems & Services
		12
Europe: Total		1,862

Number of Shares		Value (000)
Other Countries 1.3%
	> Canada 1.3%
1,670	Alliance Grain Traders	$26
	Global Leader in Pulse Processing & Distribution
		26
Other Countries: Total		26
Asia 1.0%
	> Hong Kong 1.0%
9,000	L'Occitane International	21
	Skin Care & Cosmetics Producer
		21
Asia: Total		21
Total Equities: 94.0% (Cost: $1,708)		1,909
Total Investments: 94.0% (Cost: $1,708)(c)(d)		1,909	(e)
Cash and Other Assets Less Liabilities: 6.0%		122
Total Net Assets: 100.0%		$2,031

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $39, which represented 1.92% of total net assets.

(c)  At March 31, 2012, for federal income tax purposes, the cost of investments was $1,708 and net unrealized appreciation was $201 consisting of gross unrealized appreciation of $249 and gross unrealized depreciation of $(48).

(d)  On March 31, 2012, the Fund's total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Euro	$1,014	49.9
British Pound	328	16.2
Swiss Franc	156	7.7
Swedish Krona	124	6.1
U.S. Dollar	105	5.1
Other currencies less than 5% of total net assets	182	9.0
	$1,909	94.0

(e)  Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

  Various inputs are used in determining the value of the Fund's investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

  •  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management's own assumptions about the factors market participants would use in pricing an investment)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund's Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund's Valuation Committee that relies on significant unobservable inputs.

  Under the direction of the Fund's Board of Trustees (the Board), the Board's Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

  The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

  For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

Columbia Acorn European Fund

Statement of Investments (Unaudited), continued

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund's assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$65	$1,797	$-	$1,862
Other Countries	26	-	-	26
Asia	-	21	-	21
Total Equities	91	1,818	-	1,909
Total Investments	$91	$1,818	$-	$1,909

  The Fund's assets assigned to the Level 2 input category are generally valued using a market approach, in which a security's value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

  There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn European Fund

Portfolio Diversification (Unaudited)

At March 31, 2012, the Fund's portfolio investments as a percentage of net assets were diversified as follows:

	Value (000)	Percentage of Net Assets
> Industrial Goods & Services
Other Industrial Services	$221	10.9
Machinery	202	9.9
Industrial Materials & Specialty Chemicals	94	4.6
Conglomerates	80	3.9
Electrical Components	58	2.9
Construction	52	2.6
Outsourcing Services	44	2.2
Industrial Distribution	16	0.8
	767	37.8
> Information
Internet Related	99	4.9
Instrumentation	96	4.7
Financial Processors	63	3.1
CATV	59	2.9
Gaming Equipment & Services	57	2.8
Business Software	40	2.0
Advertising	17	0.8
	431	21.2
> Consumer Goods & Services
Casinos & Gaming	59	2.9
Nondurables	44	2.2
Other Durable Goods	42	2.1
Restaurants	25	1.2
Apparel	23	1.1
Retail	22	1.1
Other Entertainment	20	1.0
Food & Beverage	8	0.4
	243	12.0
> Energy & Minerals
Mining	43	2.1
Oil & Gas Producers	40	2.0
Oil Services	29	1.4
Agricultural Commodities	26	1.3
Oil Refining, Marketing & Distribution	18	0.9
	156	7.7
> Finance
Insurance	70	3.4
Brokerage & Money Management	31	1.5
Banks	28	1.4
	129	6.3
> Other Industries
Real Estate	47	2.3
Regulated Utilities	41	2.0
Transportation	32	1.6
	120	5.9

	Value (000)	Percentage of Net Assets
> Health Care
Pharmaceuticals	$26	1.3
Medical Equipment & Devices	19	0.9
Medical Supplies	18	0.9
	63	3.1
Total Equities:	1,909	94.0
Total Investments:	1,909	94.0
Cash and Other Assets Less Liabilities:	122	6.0
Net Assets:	$2,031	100.0

Columbia Acorn Family of Funds

First Quarter Class A, B, C, I, R and R5 Expense Information (Unaudited)

Columbia Acorn Fund	Class A	Class B*	Class C	Class I
Management Fees	0.64%	0.64%	0.64%	0.64%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%	0.00%
Other Expenses	0.16%	0.26%	0.16%	0.08%
Net Expense Ratio	1.05%	1.65%	1.80%	0.72%
Columbia Acorn International	Class A	Class B*	Class C	Class I	Class R†	Class R5†
Management Fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%	0.00%	0.50%	0.00%
Other Expenses	0.24%	0.46%	0.25%	0.10%	0.15%	0.12%
Net Expense Ratio	1.25%	1.97%	2.01%	0.86%	1.41%	0.88%
Columbia Acorn USA	Class A	Class B*	Class C	Class I
Management Fees	0.86%	0.86%	0.86%	0.86%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%	0.00%
Other Expenses	0.17%	0.39%	0.18%	0.11%
Net Expense Ratio	1.28%	2.00%	2.04%	0.97%
Columbia Acorn International Select	Class A	Class B*	Class C	Class I
Management Fees	0.94%	0.94%	0.94%	0.94%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%	0.00%
Other Expenses	0.33%	0.44%	0.38%	0.20%
Net Expense Ratio	1.52%	2.13%	2.32%	1.14%
Columbia Acorn Select	Class A	Class B*	Class C	Class I
Management Fees	0.83%	0.83%	0.83%	0.83%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%	0.00%
Other Expenses	0.21%	0.25%	0.19%	0.10%
Net Expense Ratio	1.29%	1.83%	2.02%	0.93%
Columbia Thermostat Fund	Class A	Class B*	Class C
Management Fees	0.10%	0.10%	0.10%
Distribution and Services (12b-1) Fees	0.25%	0.75%	1.00%
Other Expenses	0.15%	0.15%	0.15%
Net Expense Ratio	0.50%	1.00%	1.25%
Columbia Acorn Emerging Markets Fund	Class A	Class C	Class I
Management Fees	1.25%	1.25%	1.25%
Distribution and Services (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses**	0.35%	0.35%	0.16%
Net Expense Ratio**	1.85%	2.60%	1.41%
Columbia Acorn European Fund	Class A	Class C	Class I
Management Fees	1.19%	1.19%	1.19%
Distribution and Services (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.31%	0.31%	0.12%
Net Expense Ratio	1.75%	2.50%	1.31%

    See the Funds' prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.

    Fees and expenses are for the three months ended March 31, 2012. The fees and expenses of Columbia Acorn Select and Columbia Acorn International Select include the effect of the voluntary undertaking by Columbia Wanger Asset Management, LLC (CWAM) to waive fees and/or reimburse the Funds for any ordinary operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but inclusive of custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Funds' custodian, in excess of the following annual rates:

Fund	Class A	Class B	Class C	Class I
Columbia Acorn International Select	1.70%	2.20%	2.45%	1.30%
Columbia Acorn Select	1.60%	2.10%	2.35%	1.25%

    These arrangements may be modified or terminated by either the Funds or CWAM upon 30 days notice.

    Columbia Thermostat Fund's fees and expenses include the effect of CWAM's contractual undertaking to waive fees and/or reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest and fees on borrowings and expenses associated with the Fund's investments in other investment companies, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, in excess of the annual rate of 0.25% of the average daily net assets. Columbia Thermostat Fund's waiver/reimbursement arrangement is contractual through April 30, 2012. There is no guarantee that this arrangement will continue thereafter.

    The fees and expenses of Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund also include the effect of fee waivers/reimbursement. CWAM has contractually undertaken to waive fees and/or reimburse Columbia Acorn Emerging Markets Fund so that the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.85%, 2.60% and 1.41% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. There is no guarantee that this arrangement will continue thereafter. CWAM has contractually undertaken to waive fees and/or reimburse Columbia Acorn European Fund so that the Fund's ordinary operating expenses (excluding interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.75%, 2.50% and 1.31% of the Fund's average daily net assets attributable to Class A, Class C and Class I shares, respectively, through April 30, 2013. There is no guarantee that this arrangement will continue thereafter.

    Columbia Acorn International's fees and expenses include the effect of the contractual undertaking by CWAM and its affiliates, effective August 15, 2011, to waive a portion of total annual Fund operating expenses incurred by Class A, Class B and Class C shares of Columbia Acorn International such that the Fund's total annual Fund operating expenses will be reduced by 0.04%, 0.03% and 0.02% for Class A, Class B and Class C shares of the Fund, respectively, through August 14, 2013. There is no guarantee that this arrangement will continue thereafter.

  *  The Funds generally no longer accept investments by new or existing investors in Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Funds and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

  **  Does not include estimated fees and expenses of 0.62% incurred by the Fund from the underlying portfolio funds in which it invests.

  †  Class R and Class R5 shares of Columbia Acorn International commenced operations on August 15, 2011, in connection with the completed merger of two series of RiverSource International Managers Series, Inc. into Columbia Acorn International.

This page intentionally left blank.

Columbia Acorn Family of Funds

Trustees

Laura M. Born

Chair of the Board

Steven N. Kaplan

Vice Chair of the Board

Michelle L. Collins

Maureen M. Culhane

Margaret M. Eisen

John C. Heaton

Charles P. McQuaid

David J. Rudis

David B. Small

Ralph Wanger (Trustee Emeritus)

Officers

Charles P. McQuaid

President

Ben Andrews

Vice President

Robert A. Chalupnik

Vice President

Michael G. Clarke

Assistant Treasurer

Joseph F. DiMaria

Assistant Treasurer

P. Zachary Egan

Vice President

Fritz Kaegi

Vice President

John M. Kunka

Assistant Treasurer

Stephen Kusmierczak

Vice President

Joseph C. LaPalm

Vice President

Bruce H. Lauer

Vice President, Secretary and Treasurer

Louis J. Mendes III

Vice President

Robert A. Mohn

Vice President

Christopher J. Olson

Vice President

Christopher O. Petersen

Assistant Secretary

Scott R. Plummer

Assistant Secretary

Andreas Waldburg-Wolfegg

Vice President

Linda K. Roth-Wiszowaty

Assistant Secretary

Robert P. Scales

Chief Compliance Officer, Chief Legal Officer,
Senior Vice President and General Counsel

Investment Manager

Columbia Wanger Asset Management, LLC
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606

1-800-922-6769

Distributor

Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, Massachusetts 02110

Transfer Agent, Dividend Disbursing Agent

Columbia Management Investment Services Corp.
P. O. Box 8081
Boston, Massachusetts 02266-8081

1-800-345-6611

Legal Counsel to the Funds

Perkins Coie LLP
Washington, DC

Legal Counsel to the Independent Trustees

Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Chicago, Illinois

This report, including the schedules of investments, is submitted for the general information of the shareholders of Columbia Acorn Trust.

A description of the policies and procedures that the Funds use to determine how to vote proxies and a copy of the Funds' voting record are available (i) without charge, upon request, by calling 800-922-6769 and (ii) on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, is available from the SEC's website. Information regarding how the Funds voted proxies relating to portfolio securities is also available at www.columbiamanagement.com under "About Us." From there, click on "Disclosures."

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. Read the prospectus carefully before investing.

Columbia Acorn Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA and managed by Columbia Wanger Asset Management, LLC.

Find out what's new – visit our web site at:

www.columbiamanagement.com

Our e-mail address is:

ServiceInquiries@ColumbiaManagement.com

Shareholders should not include personal information such as account numbers, Social Security numbers or taxpayer identification numbers in e-mail. We are unable to accept account transactions sent via e-mail.

This document contains Global Industry Classification Standard data. The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Columbia Wanger Asset Management, LLC. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Columbia Management®

Columbia Acorn Family of Funds
Class A, B, C, I, R and R5 Shares

First Quarter Report, March 31, 2012

For More Information

You'll find more information about the Columbia Acorn Family of Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:  Columbia Funds
c/o Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiamanagement.com

Shareholder Communications with the Board

The Funds' Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Acorn Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Prospectuses and the Statement of Additional Information (SAI)

The prospectuses and the SAI provide more detailed information about the Funds and their policies. The SAI is legally part of each prospectus (it's incorporated by reference). A copy of each has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Funds (including their prospectuses, the SAI and shareholder reports) at the SEC's Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC's website at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Acorn Trust, of which each of these Funds is a series, is 811-01829.

© 2012 Columbia Management Investment Advisers, LLC. All rights reserved.

225 Franklin Street, Boston, MA 02110

800.345.6611 www.columbiamanagement.com

C-1448 C (5/12) 138036